UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2021

Item 1.

Reports to Stockholders

Fidelity® OTC Portfolio

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	11.2
Microsoft Corp.	9.7
Alphabet, Inc. Class A	6.8
Amazon.com, Inc.	6.8
Facebook, Inc. Class A	4.3
Tesla, Inc.	3.5
NVIDIA Corp.	2.3
Alphabet, Inc. Class C	2.3
Marvell Technology Group Ltd.	1.7
Marriott International, Inc. Class A	1.6
50.2

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	41.5
Consumer Discretionary	21.4
Communication Services	19.9
Health Care	6.5
Financials	3.0

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	98.8%
Convertible Securities	1.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 14.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 19.9%
Entertainment - 1.9%
Activision Blizzard, Inc.	1,556,975	$141,685
Electronic Arts, Inc.	2,417	346
Live Nation Entertainment, Inc. (a)	1,679,373	111,594
NetEase, Inc. ADR	15,186	1,746
Sea Ltd. ADR (a)	203,659	44,135
Spotify Technology SA (a)	58,406	18,398
Take-Two Interactive Software, Inc. (a)	239,985	48,105
The Walt Disney Co.	881,975	148,322
		514,331
Interactive Media & Services - 18.0%
Alphabet, Inc.:
Class A (a)	1,000,148	1,827,630
Class C (a)	329,457	604,797
Eventbrite, Inc. (a)	23,444	418
Facebook, Inc. Class A (a)	4,502,401	1,163,105
InterActiveCorp (a)	180,189	37,831
Match Group, Inc. (a)	1,585,199	221,706
Snap, Inc. Class A (a)	2,167,213	114,732
Tencent Holdings Ltd. sponsored ADR (b)	4,269,236	381,285
Twitter, Inc. (a)	6,175,825	312,064
Yandex NV Series A (a)	2,913,976	182,531
		4,846,099
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	64,889	8,181

TOTAL COMMUNICATION SERVICES		5,368,611

CONSUMER DISCRETIONARY - 20.8%
Automobiles - 3.5%
Tesla, Inc. (a)	1,186,975	941,900
Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc. Class A	525,136	96,431
Caesars Entertainment, Inc. (a)	596,783	42,008
Extended Stay America, Inc. unit	5,281,982	77,539
Las Vegas Sands Corp.	856,140	41,172
Marriott International, Inc. Class A	3,790,392	440,860
Starbucks Corp.	3,673,219	355,604
Vail Resorts, Inc.	305,213	81,174
Wynn Resorts Ltd.	126,700	12,610
		1,147,398
Household Durables - 0.8%
Lennar Corp. Class A	2,491,669	207,182
Internet & Direct Marketing Retail - 8.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	678,162	172,138
Amazon.com, Inc. (a)	569,370	1,825,514
ContextLogic, Inc. (b)	152,770	4,594
Expedia, Inc.	786,796	97,641
MercadoLibre, Inc. (a)	69,912	124,409
The Booking Holdings, Inc. (a)	59,269	115,238
Zomato Pvt Ltd. (c)(d)(e)	410	2,195
		2,341,729
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	550,672	55,981
Specialty Retail - 1.5%
Five Below, Inc. (a)	1,082,340	190,200
Lowe's Companies, Inc.	1,109,694	185,152
The Home Depot, Inc.	88,562	23,984
		399,336
Textiles, Apparel & Luxury Goods - 1.8%
Kontoor Brands, Inc.	6,054	219
lululemon athletica, Inc. (a)	1,038,932	341,476
LVMH Moet Hennessy Louis Vuitton SE	247,618	149,709
		491,404

TOTAL CONSUMER DISCRETIONARY		5,584,930

CONSUMER STAPLES - 1.5%
Beverages - 1.4%
Diageo PLC	3,952,638	158,687
Kweichow Moutai Co. Ltd. (A Shares)	71,075	23,400
Monster Beverage Corp. (a)	1,889,816	164,093
PepsiCo, Inc.	136,886	18,695
		364,875
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	46,080	16,240
Food Products - 0.0%
Lamb Weston Holdings, Inc.	165,843	12,388

TOTAL CONSUMER STAPLES		393,503

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cenovus Energy, Inc. (Canada)	171,916	1,015
Centennial Resource Development, Inc. Class A (a)	924,670	2,164
EOG Resources, Inc.	14,256	726
Reliance Industries Ltd.	998,144	13,253
Reliance Industries Ltd.	14,972,173	378,507
Reliance Industries Ltd. sponsored GDR (f)	1,850,862	93,839
		489,504
FINANCIALS - 3.0%
Banks - 1.7%
Huntington Bancshares, Inc.	18,363,288	242,854
PacWest Bancorp	884,836	26,713
Signature Bank	1,076,673	177,856
		447,423
Capital Markets - 0.7%
London Stock Exchange Group PLC	795,903	94,486
S&P Global, Inc.	345,766	109,608
		204,094
Consumer Finance - 0.4%
Capital One Financial Corp.	1,030,580	107,448
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(d)(e)	6,818,398	58,638

TOTAL FINANCIALS		817,603

HEALTH CARE - 6.4%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (a)	529,051	79,612
Amgen, Inc.	278,280	67,185
Arcutis Biotherapeutics, Inc. (a)	476,065	12,992
Ascendis Pharma A/S sponsored ADR (a)	181,821	27,300
ChemoCentryx, Inc. (a)	296,080	16,880
GenSight Biologics SA (a)(b)	220,726	1,808
Global Blood Therapeutics, Inc. (a)	1,250,808	62,690
Ionis Pharmaceuticals, Inc. (a)	32,948	1,979
Neurocrine Biosciences, Inc. (a)	690,690	75,803
Regeneron Pharmaceuticals, Inc. (a)	323,618	163,052
Sarepta Therapeutics, Inc. (a)	113,836	10,177
Seer, Inc.	392,516	24,493
Trevena, Inc. (a)(b)	463,947	1,011
Vertex Pharmaceuticals, Inc. (a)	114,025	26,121
Xencor, Inc. (a)	1,182,771	54,112
		625,215
Health Care Equipment & Supplies - 1.8%
Danaher Corp.	48,815	11,610
DexCom, Inc. (a)	439,973	164,924
Insulet Corp. (a)	698,537	186,635
Intuitive Surgical, Inc. (a)	130,924	97,884
Neuronetics, Inc. (a)	40,136	708
Outset Medical, Inc.	41,606	2,156
Pulmonx Corp.	27,147	1,540
Tandem Diabetes Care, Inc. (a)	199,303	18,465
		483,922
Health Care Providers & Services - 0.6%
Cigna Corp.	145,710	31,626
Guardant Health, Inc. (a)	84,000	13,062
Humana, Inc.	261,436	100,159
		144,847
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	47,922	85
Certara, Inc.	232,019	7,986
		8,071
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	497,180	85,092
Bruker Corp.	2,381,535	137,867
Maravai LifeSciences Holdings, Inc.	390,939	13,620
Nanostring Technologies, Inc. (a)	1,893,496	132,602
Sartorius Stedim Biotech	32,708	13,694
		382,875
Pharmaceuticals - 0.3%
AstraZeneca PLC:
(United Kingdom)	111,100	11,333
sponsored ADR (b)	1,345,123	68,063
Elanco Animal Health, Inc. (a)	92,280	2,679
TherapeuticsMD, Inc. (a)(b)	355,705	587
		82,662

TOTAL HEALTH CARE		1,727,592

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	203,488	54,942
Class C (a)(d)(e)	7,092	1,915
		56,857
Airlines - 0.4%
Copa Holdings SA Class A	1,323,840	102,426
Wheels Up Partners Holdings LLC Series B (a)(d)(e)(g)	1,760,377	7,094
		109,520
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	307,474	33,745
Waste Connection, Inc. (United States)	223,728	22,039
		55,784
Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	28,147	11,059
Professional Services - 0.4%
Verisk Analytics, Inc.	613,341	112,548
Road & Rail - 1.6%
CSX Corp.	1,020,625	87,524
Lyft, Inc. (a)	2,505,012	111,373
Uber Technologies, Inc. (a)	4,312,682	219,645
		418,542

TOTAL INDUSTRIALS		764,310

INFORMATION TECHNOLOGY - 41.2%
IT Services - 2.7%
Fidelity National Information Services, Inc.	236,472	29,195
Gartner, Inc. (a)	1,185,072	180,024
MasterCard, Inc. Class A	559,657	177,014
MongoDB, Inc. Class A (a)	117,660	43,488
PayPal Holdings, Inc. (a)	896,581	210,078
Reply SpA	253,800	31,108
Square, Inc. (a)	180,900	39,067
Twilio, Inc. Class A (a)	36,200	13,011
Visa, Inc. Class A	47,729	9,224
		732,209
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc. (a)	1,612,957	138,134
Analog Devices, Inc.	460,773	67,886
Applied Materials, Inc.	479,080	46,317
Array Technologies, Inc.	191,504	7,806
ASML Holding NV	382,577	204,357
Lam Research Corp.	209,680	101,475
Marvell Technology Group Ltd.	9,088,548	467,697
Micron Technology, Inc. (a)	2,682,437	209,954
NVIDIA Corp.	1,209,026	628,198
NXP Semiconductors NV	2,601,707	417,496
Qualcomm, Inc.	2,702,830	422,398
Skyworks Solutions, Inc.	96,926	16,405
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,516,267	184,257
		2,912,380
Software - 15.9%
Adobe, Inc. (a)	658,062	301,899
ANSYS, Inc. (a)	155,554	55,124
Aspen Technology, Inc. (a)	1,240,593	166,115
Atom Tickets LLC (a)(d)(e)(g)	516,103	320
Autodesk, Inc. (a)	396,435	109,983
Cadence Design Systems, Inc. (a)	111,959	14,598
Dropbox, Inc. Class A (a)	200,048	4,527
Duck Creek Technologies, Inc. (a)(b)	25,696	1,242
Dynatrace, Inc. (a)	280,102	11,627
Elastic NV (a)	1,649,508	250,659
Epic Games, Inc. (d)(e)	23,000	13,225
HIVE Blockchain Technologies Ltd. (a)(b)	2,610,350	4,920
Intuit, Inc.	401,553	145,053
Kuaishou Technology (a)	257,400	3,818
Manhattan Associates, Inc. (a)	782,849	88,642
Microsoft Corp.	11,232,855	2,605,573
NICE Systems Ltd. sponsored ADR (a)	235,575	61,551
Ping Identity Holding Corp. (a)(b)	2,740,192	81,959
Salesforce.com, Inc. (a)	997,109	224,908
Splunk, Inc. (a)	493,585	81,456
Synopsys, Inc. (a)	112,749	28,802
Workday, Inc. Class A (a)	127,166	28,934
		4,284,935
Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	22,984,106	3,032,990
Samsung Electronics Co. Ltd.	1,702,570	124,832
Western Digital Corp.	296,421	16,727
		3,174,549

TOTAL INFORMATION TECHNOLOGY		11,104,073

MATERIALS - 0.8%
Chemicals - 0.4%
LG Chemical Ltd.	95,450	78,262
Livent Corp. (a)(b)	2,089,145	38,064
		116,326
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA (a)	8,933,800	101,316

TOTAL MATERIALS		217,642

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	46,420	34,349
Real Estate Management & Development - 0.3%
KE Holdings, Inc. ADR (a)	1,271,684	75,157

TOTAL REAL ESTATE		109,506

TOTAL COMMON STOCKS
(Cost $12,338,903)		26,577,274

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series B (a)(d)(e)	1,811,120	2,590
CONSUMER DISCRETIONARY - 0.6%
Internet & Direct Marketing Retail - 0.6%
One Kings Lane, Inc. Series E (Escrow) (a)(d)(e)	648,635	259
Reddit, Inc.:
Series B (a)(d)(e)	1,337,584	75,801
Series C (a)(d)(e)	300,673	17,039
Series D (a)(d)(e)	929,200	52,658
The Honest Co., Inc. Series D (a)(d)(e)	75,268	2,291
Zomato Pvt Ltd.:
Series B (c)(d)(e)	16	86
Series E (c)(d)(e)	107,184	0
Series G (c)(d)(e)	10	54
Series J7 (d)(e)	619	3,313
		151,501
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Roofoods Ltd.:
Series F (a)(d)(e)	93,930	82,447
Series H (d)(e)	6,400	5,618
		88,065
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	62,037	16,750
Series H (a)(d)(e)	65,670	17,731
		34,481
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	335,546	64
TOTAL INDUSTRIALS		34,545
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
AppNexus, Inc.:
Series E (Escrow) (a)(d)(e)	1,416,796	44
Series F (Escrow) (a)(d)(e)	90,913	25
ByteDance Ltd. Series E1 (d)(e)	174,336	19,103
		19,172
Software - 0.2%
Dataminr, Inc. Series D (a)(d)(e)	821,446	9,036
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	4,896,249	0
Taboola.Com Ltd. Series E (a)(d)	1,918,392	57,379
		66,415
TOTAL INFORMATION TECHNOLOGY		85,587
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(d)(e)	269,091	2,260
Series F (a)(d)(e)	14,513	122
		2,382

TOTAL CONVERTIBLE PREFERRED STOCKS		364,670

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (d)(e)	103,940	8,925
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	30,303	19,854

TOTAL NONCONVERTIBLE PREFERRED STOCKS		28,779

TOTAL PREFERRED STOCKS
(Cost $186,965)		393,449

Money Market Funds - 0.3%
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)
(Cost $81,768)	81,759,978	81,768
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $12,607,636)		27,052,491
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(120,815)
NET ASSETS - 100%		$26,931,676

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $531,778,000 or 2.0% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,839,000 or 0.3% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$38,251
AppNexus, Inc. Series E (Escrow)	8/1/14 - 9/17/14	$0
AppNexus, Inc. Series F (Escrow)	8/23/16	$40
Atom Tickets LLC	8/15/17	$3,000
ByteDance Ltd. Series E1	11/18/20	$19,103
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$10,011
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$10,474
Epic Games, Inc.	7/13/20 - 7/30/20	$13,225
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$401
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Reddit, Inc. Series D	2/4/19	$20,151
Roofoods Ltd. Series F	9/12/17	$33,211
Roofoods Ltd. Series H	1/15/21	$5,618
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
The Honest Co., Inc. Series D	8/3/15	$3,444
Waymo LLC Series A2	5/8/20	$8,925
WeWork Companies, Inc. Series E	6/23/15	$8,850
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$1,689
Zomato Pvt Ltd. Series B	1/22/21	$66
Zomato Pvt Ltd. Series E	1/22/21	$0
Zomato Pvt Ltd. Series G	1/22/21	$41
Zomato Pvt Ltd. Series J7	12/9/20	$2,521

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$16
Fidelity Securities Lending Cash Central Fund	180
Total	$196

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Nanostring Technologies, Inc.	$69,485	$228	$2,082	$--	$980	$63,991	$--
Total	$69,485	$228	$2,082	$--	$980	$63,991	$--

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$5,371,201	$5,368,611	$--	$2,590
Consumer Discretionary	5,745,356	5,433,026	149,709	162,621
Consumer Staples	481,568	234,816	158,687	88,065
Energy	489,504	489,504	--	--
Financials	817,603	664,479	94,486	58,638
Health Care	1,747,446	1,716,259	11,333	19,854
Industrials	798,855	700,359	--	98,496
Information Technology	11,189,660	11,086,710	61,197	41,753
Materials	217,642	217,642	--	--
Real Estate	111,888	109,506	--	2,382
Money Market Funds	81,768	81,768	--	--
Total Investments in Securities:	$27,052,491	$26,102,680	$475,412	$474,399

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$476,197
Net Realized Gain (Loss) on Investment Securities	(10,924)
Net Unrealized Gain (Loss) on Investment Securities	72,661
Cost of Purchases	29,070
Proceeds of Sales	(27,322)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(65,283)
Ending Balance	$474,399
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$63,081

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.2%
Netherlands	3.9%
Cayman Islands	2.7%
India	1.8%
Bermuda	1.7%
United Kingdom	1.2%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,884) — See accompanying schedule: Unaffiliated issuers (cost $12,525,868)	$26,970,723
Fidelity Central Funds (cost $81,768)	81,768
Total Investment in Securities (cost $12,607,636)		$27,052,491
Receivable for investments sold		92,981
Receivable for fund shares sold		22,606
Dividends receivable		5,328
Distributions receivable from Fidelity Central Funds		124
Prepaid expenses		25
Other receivables		730
Total assets		27,174,285
Liabilities
Payable to custodian bank	$2,647
Payable for investments purchased
Regular delivery	88,921
Delayed delivery	1,514
Payable for fund shares redeemed	29,227
Accrued management fee	13,921
Other affiliated payables	2,487
Other payables and accrued expenses	22,148
Collateral on securities loaned	81,744
Total liabilities		242,609
Net Assets		$26,931,676
Net Assets consist of:
Paid in capital		$11,259,972
Total accumulated earnings (loss)		15,671,704
Net Assets		$26,931,676
Net Asset Value and Maximum Offering Price
OTC:
Net Asset Value, offering price and redemption price per share ($19,663,652 ÷ 1,116,920 shares)		$17.61
Class K:
Net Asset Value, offering price and redemption price per share ($7,268,024 ÷ 405,424 shares)		$17.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$64,753
Income from Fidelity Central Funds (including $180 from security lending)		196
Total income		64,949
Expenses
Management fee
Basic fee	$74,683
Performance adjustment	10,932
Transfer agent fees	13,639
Accounting fees	958
Custodian fees and expenses	391
Independent trustees' fees and expenses	61
Registration fees	180
Audit	75
Legal	31
Interest	15
Miscellaneous	60
Total expenses before reductions	101,025
Expense reductions	(230)
Total expenses after reductions		100,795
Net investment income (loss)		(35,846)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,518,018
Fidelity Central Funds	(4)
Other affiliated issuers	980
Foreign currency transactions	286
Total net realized gain (loss)		1,519,280
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8,329)	3,314,524
Affiliated issuers	63,991
Assets and liabilities in foreign currencies	(31)
Total change in net unrealized appreciation (depreciation)		3,378,484
Net gain (loss)		4,897,764
Net increase (decrease) in net assets resulting from operations		$4,861,918

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(35,846)	$(7,474)
Net realized gain (loss)	1,519,280	2,487,162
Change in net unrealized appreciation (depreciation)	3,378,484	3,945,699
Net increase (decrease) in net assets resulting from operations	4,861,918	6,425,387
Distributions to shareholders	(1,653,656)	(1,522,641)
Share transactions - net increase (decrease)	(167,574)	(929,542)
Total increase (decrease) in net assets	3,040,688	3,973,204
Net Assets
Beginning of period	23,890,988	19,917,784
End of period	$26,931,676	$23,890,988

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity OTC Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.61	$12.45	$12.50	$10.57	$8.53	$8.70
Income from Investment Operations
Net investment income (loss)B	(.03)	(.01)	(.01)	(.02)	(.02)	(.01)
Net realized and unrealized gain (loss)	3.12	4.14	.75	2.48	2.33	.29
Total from investment operations	3.09	4.13	.74	2.46	2.31	.28
Distributions from net investment income	(.01)	–	–	–	–	–
Distributions from net realized gain	(1.08)	(.97)	(.79)	(.53)	(.27)	(.45)
Total distributions	(1.09)	(.97)	(.79)	(.53)	(.27)	(.45)
Net asset value, end of period	$17.61	$15.61	$12.45	$12.50	$10.57	$8.53
Total ReturnC,D	20.89%	35.79%	6.43%	24.34%	27.97%	3.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%G	.87%	.88%	.88%	.81%	.91%
Expenses net of fee waivers, if any	.81%G	.87%	.88%	.88%	.81%	.91%
Expenses net of all reductions	.81%G	.87%	.88%	.88%	.81%	.90%
Net investment income (loss)	(.30)%G	(.07)%	(.10)%	(.17)%	(.16)%	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$19,664	$16,817	$13,166	$13,340	$12,136	$9,845
Portfolio turnover rateH,I	24%G	48%	34%	38%	71%	56%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity OTC Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.88	$12.64	$12.67	$10.70	$8.62	$8.79
Income from Investment Operations
Net investment income (loss)B	(.02)	–C	–C	(.01)	(.01)	–C
Net realized and unrealized gain (loss)	3.17	4.21	.76	2.52	2.36	.29
Total from investment operations	3.15	4.21	.76	2.51	2.35	.29
Distributions from net investment income	(.01)	–C	–	–	–	–
Distributions from net realized gain	(1.09)	(.97)	(.79)	(.54)	(.27)	(.46)
Total distributions	(1.10)	(.97)	(.79)	(.54)	(.27)	(.46)
Net asset value, end of period	$17.93	$15.88	$12.64	$12.67	$10.70	$8.62
Total ReturnD,E	20.94%	35.94%	6.50%	24.48%	28.12%	3.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.78%	.79%	.78%	.70%	.79%
Expenses net of fee waivers, if any	.72%H	.78%	.79%	.78%	.70%	.79%
Expenses net of all reductions	.72%H	.78%	.78%	.77%	.70%	.79%
Net investment income (loss)	(.22)%H	.03%	(.01)%	(.07)%	(.05)%	.05%
Supplemental Data
Net assets, end of period (in millions)	$7,268	$7,074	$6,752	$7,288	$3,662	$3,508
Portfolio turnover rateI,J	24%H	48%	34%	38%	71%	56%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$474,399	Market comparable	Enterprise value/Sales multiple (EV/S)	1.9 - 23.2 / 18.4	Increase
			Discount rate	25.0% - 75.0% / 49.9%	Decrease
			Premium rate	1.3% - 90.0% / 64.4%	Increase
			Discount for lack of marketability	10.0%	Decrease
			Conversion ratio	1.2	Increase
			Liquidity preference	$4.03	Increase
		Recovery value	Recovery value	0.0% - 0.3% / 0.1%	Increase
		Market approach	Transaction price	$0.00 - $5,352.73 / $585.50	Increase
			Premium rate	59.0%	Increase
			Expected distribution	$0.40	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity OTC Portfolio	$604

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,543,977
Gross unrealized depreciation	(169,810)
Net unrealized appreciation (depreciation)	$14,374,167
Tax cost	$12,678,324

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity OTC Portfolio	7,414.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC Portfolio	3,121,924	4,367,077

Unaffiliated Redemptions In-Kind. During the period, 28,311 shares of the Fund were redeemed in-kind for investments and cash with a value of $497,557. The net realized gain of $342,722 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 67,944 shares of the Fund were redeemed in-kind for investments and cash with a value of $904,757. The Fund had a net realized gain of $518,791 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
OTC	$12,028.13
Class K	1,611.04
	$13,639

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity OTC Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC Portfolio	$46

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC Portfolio	Borrower	$18,932.33%		$15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $389,569 and $324,244, respectively.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 13,875 shares of the Fund were redeemed in-kind for investments and cash with a value of $170,108. The Fund had a net realized gain of $91,387 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity OTC Portfolio	$26

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity OTC Portfolio	$19	$19	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC Portfolio	$3,373.59%		$–(a)

 (a) In the amount of less than five hundred dollars.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $190 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $40.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
OTC	$1,174,209	$1,018,787
Class K	479,447	503,854
Total	$1,653,656	$1,522,641

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
OTC
Shares sold	97,855	238,435	$1,627,704	$3,042,001
Reinvestment of distributions	72,811	81,896	1,115,245	965,898
Shares redeemed	(131,407)	(300,179)(a)	(2,182,960)	(3,722,853)(a)
Net increase (decrease)	39,259	20,152	$559,989	$285,046
Class K
Shares sold	23,105	87,490	$392,812	$1,115,420
Reinvestment of distributions	30,755	42,016	479,447	503,854
Shares redeemed	(93,989)(b)	(218,079)(a),(c)	(1,599,822)(b)	(2,833,862)(a),(c)
Net increase (decrease)	(40,129)	(88,573)	$(727,563)	$(1,214,588)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity OTC Portfolio
OTC	.81%
Actual		$1,000.00	$1,208.90	$4.51
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Class K	.72%
Actual		$1,000.00	$1,209.40	$4.01
Hypothetical-C		$1,000.00	$1,021.58	$3.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity OTC Portfolio

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

OTC-SANN-0321
1.700332.123

Fidelity® Growth & Income Portfolio

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Microsoft Corp.(a)	6.4
General Electric Co.(a)	5.7
Exxon Mobil Corp.	3.8
Apple, Inc.	3.6
Comcast Corp. Class A	3.5
Wells Fargo & Co.	3.5
Bank of America Corp.(a)	3.0
Altria Group, Inc.	3.0
Qualcomm, Inc.(a)	2.6
Bristol-Myers Squibb Co.	2.1
37.2

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	20.9
Industrials	16.5
Financials	16.4
Health Care	15.9
Communication Services	8.0

Asset Allocation (% of fund's net assets)

As of January 31, 2021*,**
Stocks	99.5%
Convertible Securities	0.4%
Other Investments	0.1%

 * Foreign investments - 14.1%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	1,170,174	$64,067
Entertainment - 3.0%
Activision Blizzard, Inc.	418,100	38,047
Nintendo Co. Ltd. ADR	275,600	19,918
The Walt Disney Co.	544,000	91,484
Vivendi SA	2,128,100	65,390
		214,839
Media - 4.1%
Comcast Corp. Class A	5,123,100	253,952
Interpublic Group of Companies, Inc.	1,822,100	43,858
		297,810

TOTAL COMMUNICATION SERVICES		576,716

CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.8%
BorgWarner, Inc. (a)	1,342,797	56,384
Automobiles - 0.2%
Harley-Davidson, Inc.	334,000	13,390
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. Class A	46,600	5,420
Starbucks Corp.	135,000	13,069
		18,489
Household Durables - 0.8%
Sony Corp. sponsored ADR	137,100	13,122
Whirlpool Corp.	247,500	45,810
		58,932
Specialty Retail - 1.2%
Lowe's Companies, Inc.	532,179	88,794
Textiles, Apparel & Luxury Goods - 0.0%
Puma AG	30,554	2,995
Tapestry, Inc.	3,700	117
		3,112

TOTAL CONSUMER DISCRETIONARY		239,101

CONSUMER STAPLES - 7.3%
Beverages - 2.1%
Anheuser-Busch InBev SA NV ADR (a)	164,100	10,287
Diageo PLC sponsored ADR	200,900	32,198
Keurig Dr. Pepper, Inc.	475,100	15,108
Pernod Ricard SA	70,100	13,245
Remy Cointreau SA	41,114	7,639
The Coca-Cola Co.	1,507,103	72,567
		151,044
Food & Staples Retailing - 0.7%
Sysco Corp.	685,546	49,023
Food Products - 0.2%
Lamb Weston Holdings, Inc.	181,600	13,566
Household Products - 0.5%
Colgate-Palmolive Co.	75,300	5,873
Energizer Holdings, Inc.	250,700	10,991
Spectrum Brands Holdings, Inc.	281,300	21,258
		38,122
Personal Products - 0.1%
Unilever PLC	183,200	10,649
Tobacco - 3.7%
Altria Group, Inc.	5,129,500	210,720
British American Tobacco PLC sponsored ADR (a)	1,416,000	51,755
		262,475

TOTAL CONSUMER STAPLES		524,879

ENERGY - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
Cabot Oil & Gas Corp.	352,900	6,469
Cenovus Energy, Inc. (a)	37,200	220
Cenovus Energy, Inc. (Canada)	8,826,000	52,110
Exxon Mobil Corp.	6,041,800	270,914
Hess Corp.	1,518,600	81,974
Kosmos Energy Ltd.	5,025,975	11,158
Magellan Midstream Partners LP	170,900	7,598
Phillips 66 Co.	486,900	33,012
Royal Dutch Shell PLC Class B sponsored ADR	1,679,300	58,591
		522,046
FINANCIALS - 16.4%
Banks - 11.1%
Bank of America Corp. (b)	7,359,856	218,220
JPMorgan Chase & Co. (b)	699,792	90,042
M&T Bank Corp.	129,300	17,128
PNC Financial Services Group, Inc.	626,954	89,980
Truist Financial Corp.	1,596,530	76,602
U.S. Bancorp	1,205,973	51,676
Wells Fargo & Co.	8,465,241	252,941
		796,589
Capital Markets - 3.5%
Brookfield Asset Management, Inc. Class A	351,535	13,654
KKR & Co. LP	656,443	25,568
Morgan Stanley (b)	402,797	27,008
Northern Trust Corp.	974,464	86,912
Raymond James Financial, Inc.	306,300	30,609
S&P Global, Inc.	1,100	349
State Street Corp. (b)	1,002,527	70,177
		254,277
Consumer Finance - 0.5%
Discover Financial Services (b)	361,900	30,233
Shriram Transport Finance Co. Ltd.	189,726	3,363
		33,596
Insurance - 0.9%
American Financial Group, Inc.	46,000	4,330
Chubb Ltd.	161,500	23,526
Marsh & McLennan Companies, Inc.	192,907	21,202
Old Republic International Corp.	207,900	3,763
The Travelers Companies, Inc.	109,500	14,925
		67,746
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	288,400	12,064
Radian Group, Inc.	889,068	17,070
		29,134

TOTAL FINANCIALS		1,181,342

HEALTH CARE - 15.5%
Biotechnology - 0.4%
AbbVie, Inc.	165,900	17,001
Alexion Pharmaceuticals, Inc. (c)	32,933	5,050
Intercept Pharmaceuticals, Inc. (c)	230,704	8,130
		30,181
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	118,316	30,974
Boston Scientific Corp. (c)	1,071,300	37,967
GN Store Nord A/S	54,000	4,141
Sonova Holding AG Class B	26,112	6,314
		79,396
Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	203,100	21,163
Cardinal Health, Inc.	897,600	48,228
Cigna Corp.	458,700	99,561
CVS Health Corp.	1,353,904	97,007
McKesson Corp.	492,887	85,994
Patterson Companies, Inc.	653,170	20,692
UDG Healthcare PLC (United Kingdom)	202,900	2,269
UnitedHealth Group, Inc.	309,400	103,210
		478,124
Pharmaceuticals - 7.3%
Bayer AG	1,379,035	83,463
Bristol-Myers Squibb Co.	2,495,910	153,324
Eli Lilly & Co.	80,200	16,679
GlaxoSmithKline PLC sponsored ADR	2,654,512	98,881
Johnson & Johnson	903,459	147,381
Sanofi SA sponsored ADR	599,600	28,307
		528,035

TOTAL HEALTH CARE		1,115,736

INDUSTRIALS - 16.5%
Aerospace & Defense - 1.9%
Airbus Group NV	103,600	10,418
General Dynamics Corp.	156,900	23,014
Huntington Ingalls Industries, Inc.	121,000	19,037
MTU Aero Engines Holdings AG	41,300	9,623
Raytheon Technologies Corp.	216,482	14,446
Safran SA (c)	97,900	12,307
The Boeing Co.	248,400	48,237
		137,082
Air Freight & Logistics - 2.5%
DSV Panalpina A/S	27,100	4,243
Expeditors International of Washington, Inc.	9,200	824
FedEx Corp.	152,100	35,795
United Parcel Service, Inc. Class B	871,104	135,021
		175,883
Building Products - 0.4%
A.O. Smith Corp.	73,200	3,975
Johnson Controls International PLC	444,500	22,145
		26,120
Commercial Services & Supplies - 0.5%
Healthcare Services Group, Inc. (a)	815,289	26,432
HNI Corp.	127,100	4,100
Interface, Inc.	541,000	5,432
Ritchie Bros. Auctioneers, Inc.	17,500	1,033
		36,997
Electrical Equipment - 1.2%
Acuity Brands, Inc.	128,300	15,427
Hubbell, Inc. Class B	158,339	24,638
Rockwell Automation, Inc.	22,400	5,567
Vertiv Holdings LLC (d)	2,000,000	40,240
		85,872
Industrial Conglomerates - 6.1%
3M Co.	160,500	28,193
General Electric Co. (b)	38,749,827	413,848
		442,041
Machinery - 2.0%
Caterpillar, Inc.	70,000	12,799
Cummins, Inc.	60,700	14,229
Donaldson Co., Inc.	651,900	38,749
Epiroc AB Class A	272,200	5,230
Flowserve Corp.	332,700	11,831
Fortive Corp.	259,100	17,121
Kardex AG	7,390	1,643
Nordson Corp.	27,200	4,869
Otis Worldwide Corp.	99,241	6,416
Stanley Black & Decker, Inc.	68,300	11,849
Westinghouse Air Brake Co.	224,490	16,659
		141,395
Professional Services - 0.4%
Equifax, Inc.	72,600	12,858
RELX PLC (London Stock Exchange)	521,000	12,938
Robert Half International, Inc.	11,300	763
		26,559
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	42,740	5,755
Knight-Swift Transportation Holdings, Inc. Class A	996,900	39,876
		45,631
Trading Companies & Distributors - 0.9%
Brenntag AG	39,400	3,095
Fastenal Co.	160,600	7,322
MSC Industrial Direct Co., Inc. Class A	8,600	667
Watsco, Inc.	231,392	55,185
		66,269

TOTAL INDUSTRIALS		1,183,849

INFORMATION TECHNOLOGY - 20.9%
Electronic Equipment & Components - 0.3%
CDW Corp.	120,000	15,799
Vontier Corp. (c)	215,740	6,996
		22,795
IT Services - 4.5%
Amadeus IT Holding SA Class A	591,600	37,770
DXC Technology Co.	137,700	3,883
Edenred SA	347,600	18,885
Fidelity National Information Services, Inc.	537,500	66,360
Genpact Ltd.	591,500	22,643
IBM Corp.	221,000	26,323
MasterCard, Inc. Class A	29,200	9,236
Unisys Corp. (c)	912,118	21,790
Visa, Inc. Class A	585,679	113,182
		320,072
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	167,100	24,619
Applied Materials, Inc. (b)	200,700	19,404
Intel Corp.	491,700	27,294
Lam Research Corp.	24,000	11,615
Marvell Technology Group Ltd.	290,000	14,923
NXP Semiconductors NV	236,600	37,967
Qualcomm, Inc. (b)	1,201,546	187,778
		323,600
Software - 7.8%
Microsoft Corp. (b)	1,978,999	459,052
Open Text Corp.	183,100	8,202
SAP SE sponsored ADR (a)	635,500	80,200
Temenos Group AG	125,760	15,933
		563,387
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	1,965,876	259,417
Samsung Electronics Co. Ltd.	185,220	13,580
		272,997

TOTAL INFORMATION TECHNOLOGY		1,502,851

MATERIALS - 2.2%
Chemicals - 1.4%
DuPont de Nemours, Inc. (a)(b)	821,100	65,236
Nutrien Ltd.	398,480	19,626
PPG Industries, Inc.	103,600	13,956
		98,818
Metals & Mining - 0.8%
BHP Billiton Ltd. sponsored ADR (a)	764,500	51,053
Freeport-McMoRan, Inc.	334,500	9,001
		60,054

TOTAL MATERIALS		158,872

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	131,500	29,898
CoreSite Realty Corp.	100,400	13,498
Equinix, Inc.	7,400	5,476
Public Storage	3,000	683
Simon Property Group, Inc.	353,600	32,860
		82,415
UTILITIES - 1.0%
Electric Utilities - 0.8%
Duke Energy Corp.	123,800	11,637
Entergy Corp.	153,000	14,585
Exelon Corp.	162,200	6,741
Southern Co.	399,700	23,550
		56,513
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	296,200	6,247
Sempra Energy	78,500	9,715
		15,962

TOTAL UTILITIES		72,475

TOTAL COMMON STOCKS
(Cost $5,634,688)		7,160,282

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50%	175,300	9,910
Boston Scientific Corp. Series A 5.50%	104,800	11,375
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $19,254)		21,285
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $10,819)	14,007	9,855
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $18,052)	18,052,449	7,739

Money Market Funds - 2.5%
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)
(Cost $176,230)	176,212,851	176,230
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $5,859,043)		7,375,391
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(181,135)
NET ASSETS - 100%		$7,194,256

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Applied Materials, Inc.	Chicago Board Options Exchange	461	$4,457	$105.00	3/19/21	$(169)
Applied Materials, Inc.	Chicago Board Options Exchange	461	4,457	110.00	3/19/21	(118)
Bank of America Corp.	Chicago Board Options Exchange	3,693	10,950	36.00	3/19/21	(52)
Bank of America Corp.	Chicago Board Options Exchange	3,693	10,950	37.00	3/19/21	(39)
Bank of America Corp.	Chicago Board Options Exchange	3,616	10,721	38.00	3/19/21	(27)
Discover Financial Services	Chicago Board Options Exchange	540	4,511	105.00	2/19/21	(9)
DuPont de Nemours, Inc.	Chicago Board Options Exchange	1,227	9,749	90.00	3/19/21	(239)
DuPont de Nemours, Inc.	Chicago Board Options Exchange	86	683	95.00	3/19/21	(10)
General Electric Co.	Chicago Board Options Exchange	19,181	20,485	13.00	3/19/21	(422)
JPMorgan Chase & Co.	Chicago Board Options Exchange	691	8,891	145.00	3/19/21	(92)
JPMorgan Chase & Co.	Chicago Board Options Exchange	309	3,976	160.00	3/19/21	(13)
Microsoft Corp.	Chicago Board Options Exchange	999	23,173	240.00	3/19/21	(736)
Morgan Stanley	Chicago Board Options Exchange	385	2,581	80.00	2/19/21	(4)
Qualcomm, Inc.	Chicago Board Options Exchange	539	8,423	165.00	3/19/21	(383)
State Street Corp.	Chicago Board Options Exchange	1,001	7,007	90.00	2/19/21	(15)
TOTAL WRITTEN OPTIONS						$(2,328)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $131,015,000.

 (c) Non-income producing

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,979,000 or 0.7% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$18,052
Vertiv Holdings LLC	2/6/20	$20,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$22
Fidelity Securities Lending Cash Central Fund	170
Total	$192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$576,716	$576,716	$--	$--
Consumer Discretionary	239,101	239,101	--	--
Consumer Staples	524,879	524,879	--	--
Energy	522,046	522,046	--	--
Financials	1,181,342	1,181,342	--	--
Health Care	1,137,021	1,032,273	104,748	--
Industrials	1,183,849	1,161,124	22,725	--
Information Technology	1,502,851	1,465,081	37,770	--
Materials	158,872	158,872	--	--
Real Estate	82,415	82,415	--	--
Utilities	72,475	72,475	--	--
Corporate Bonds	9,855	--	9,855	--
Other	7,739	--	--	7,739
Money Market Funds	176,230	176,230	--	--
Total Investments in Securities:	$7,375,391	$7,192,554	$175,098	$7,739
Derivative Instruments:
Liabilities
Written Options	$(2,328)	$(2,328)	$--	$--
Total Liabilities	$(2,328)	$(2,328)	$--	$--
Total Derivative Instruments:	$(2,328)	$(2,328)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(2,328)
Total Equity Risk	0	(2,328)
Total Value of Derivatives	$0	$(2,328)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.9%
United Kingdom	3.7%
Germany	2.4%
France	2.1%
Canada	1.3%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $167,250) — See accompanying schedule: Unaffiliated issuers (cost $5,682,813)	$7,199,161
Fidelity Central Funds (cost $176,230)	176,230
Total Investment in Securities (cost $5,859,043)		$7,375,391
Restricted cash		23
Foreign currency held at value (cost $373)		373
Receivable for investments sold		30,500
Receivable for fund shares sold		990
Dividends receivable		7,725
Interest receivable		59
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		7
Other receivables		653
Total assets		7,415,757
Liabilities
Payable to custodian bank	$2,858
Payable for investments purchased	20,183
Payable for fund shares redeemed	3,937
Accrued management fee	2,656
Notes payable to affiliates	11,612
Written options, at value (premium received $3,281)	2,328
Other affiliated payables	838
Other payables and accrued expenses	860
Collateral on securities loaned	176,229
Total liabilities		221,501
Net Assets		$7,194,256
Net Assets consist of:
Paid in capital		$5,625,702
Total accumulated earnings (loss)		1,568,554
Net Assets		$7,194,256
Net Asset Value and Maximum Offering Price
Growth and Income:
Net Asset Value, offering price and redemption price per share ($6,096,720 ÷ 140,088 shares)		$43.52
Class K:
Net Asset Value, offering price and redemption price per share ($1,097,536 ÷ 25,245 shares)		$43.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$80,046
Interest		313
Income from Fidelity Central Funds (including $170 from security lending)		192
Total income		80,551
Expenses
Management fee	$14,739
Transfer agent fees	4,332
Accounting fees	579
Custodian fees and expenses	73
Independent trustees' fees and expenses	16
Registration fees	33
Audit	41
Legal	10
Interest	3
Miscellaneous	18
Total expenses before reductions	19,844
Expense reductions	(50)
Total expenses after reductions		19,794
Net investment income (loss)		60,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	110,673
Fidelity Central Funds	9
Written options	2,505
Total net realized gain (loss)		113,187
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $119)	924,074
Fidelity Central Funds	(20)
Assets and liabilities in foreign currencies	13
Written options	1,989
Total change in net unrealized appreciation (depreciation)		926,056
Net gain (loss)		1,039,243
Net increase (decrease) in net assets resulting from operations		$1,100,000

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,757	$137,303
Net realized gain (loss)	113,187	114,216
Change in net unrealized appreciation (depreciation)	926,056	(165,164)
Net increase (decrease) in net assets resulting from operations	1,100,000	86,355
Distributions to shareholders	(194,186)	(213,226)
Share transactions - net increase (decrease)	(182,576)	173,918
Total increase (decrease) in net assets	723,238	47,047
Net Assets
Beginning of period	6,471,018	6,423,971
End of period	$7,194,256	$6,471,018

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth & Income Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$38.15	$38.98	$39.34	$35.31	$30.48	$30.85
Income from Investment Operations
Net investment income (loss)A	.36	.83	.87	.65	.61	.59
Net realized and unrealized gain (loss)	6.16	(.37)	(.05)B	4.12	4.68	(.37)
Total from investment operations	6.52	.46	.82	4.77	5.29	.22
Distributions from net investment income	(.40)	(.84)	(.77)	(.74)	(.46)	(.58)
Distributions from net realized gain	(.75)	(.46)	(.42)	–	–	(.01)
Total distributions	(1.15)	(1.29)C	(1.18)C	(.74)	(.46)	(.59)
Net asset value, end of period	$43.52	$38.15	$38.98	$39.34	$35.31	$30.48
Total ReturnD,E	17.41%	1.27%	2.26%B	13.66%	17.48%	.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.60%	.61%	.61%	.63%	.64%
Expenses net of fee waivers, if any	.59%H	.60%	.61%	.61%	.63%	.64%
Expenses net of all reductions	.59%H	.60%	.61%	.61%	.63%	.64%
Net investment income (loss)	1.75%H	2.18%	2.31%	1.76%	1.84%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$6,097	$5,451	$5,927	$6,280	$6,356	$5,529
Portfolio turnover rateI	22%H	32%	36%	38%	37%	29%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.14%

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$38.11	$38.94	$39.31	$35.28	$30.46	$30.82
Income from Investment Operations
Net investment income (loss)A	.38	.86	.91	.69	.65	.62
Net realized and unrealized gain (loss)	6.16	(.35)	(.06)B	4.12	4.67	(.35)
Total from investment operations	6.54	.51	.85	4.81	5.32	.27
Distributions from net investment income	(.42)	(.88)	(.81)	(.78)	(.50)	(.62)
Distributions from net realized gain	(.75)	(.46)	(.42)	–	–	(.01)
Total distributions	(1.17)	(1.34)	(1.22)C	(.78)	(.50)	(.63)
Net asset value, end of period	$43.48	$38.11	$38.94	$39.31	$35.28	$30.46
Total ReturnD,E	17.49%	1.39%	2.35%B	13.79%	17.60%	1.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.51%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.50%H	.50%	.51%	.51%	.52%	.52%
Expenses net of all reductions	.49%H	.50%	.50%	.50%	.52%	.52%
Net investment income (loss)	1.85%H	2.28%	2.41%	1.86%	1.95%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$1,098	$1,020	$497	$591	$890	$765
Portfolio turnover rateI	22%H	32%	36%	38%	37%	29%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.23%

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth & Income Portfolio	$624

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,079,964
Gross unrealized depreciation	(590,510)
Net unrealized appreciation (depreciation)	$1,489,454
Tax cost	$5,886,890

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Growth & Income Portfolio	7,762.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth & Income Portfolio	739,335	895,711

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth and Income	$4,096.14
Class K	236.04
	$4,332

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth & Income Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth & Income Portfolio	$15

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth & Income Portfolio	Borrower	$8,572.33%		$3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $53,451 and $62,300, respectively.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $14.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Growth & Income Portfolio	$7

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth & Income Portfolio	$22	$–	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth & Income Portfolio	$638.59%		$–(a)

 (a) In the amount of less than five hundred dollars

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $39 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Growth and Income	$163,157	$191,327
Class K	31,029	21,899
Total	$194,186	$213,226

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Growth and Income
Shares sold	2,212	4,929	$90,826	$187,774
Reinvestment of distributions	3,879	4,774	154,103	180,310
Shares redeemed	(8,878)	(18,889)	(362,633)	(708,521)
Net increase (decrease)	(2,787)	(9,186)	$(117,704)	$(340,437)
Class K
Shares sold	2,676	17,497	$109,372	$646,482
Reinvestment of distributions	781	590	31,029	21,899
Shares redeemed	(4,969)	(4,100)	(205,273)	(154,026)
Net increase (decrease)	(1,512)	13,987	$(64,872)	$514,355

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Growth & Income Portfolio
Growth and Income	.59%
Actual		$1,000.00	$1,174.10	$3.23
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Class K	.50%
Actual		$1,000.00	$1,174.90	$2.74
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Growth & Income Portfolio

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

GAI-SANN-0321
1.700483.124

Fidelity® Leveraged Company Stock Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Penn National Gaming, Inc.	5.5
Caesars Entertainment, Inc.	5.0
T-Mobile U.S., Inc.	3.3
Tesla, Inc.	3.3
Microsoft Corp.	3.3
Adobe, Inc.	3.2
Boyd Gaming Corp.	2.7
IQVIA Holdings, Inc.	2.7
Alphabet, Inc. Class A	2.7
Lam Research Corp.	2.6
34.3

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	29.7
Consumer Discretionary	22.9
Communication Services	13.1
Health Care	10.9
Materials	5.7

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 6.9%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.1%
Interactive Media & Services - 6.1%
Alphabet, Inc. Class A (a)	35,700	$65,237
Facebook, Inc. Class A (a)	217,100	56,083
Tencent Holdings Ltd. sponsored ADR	313,000	27,954
		149,274
Media - 3.7%
Altice U.S.A., Inc. Class A (a)(b)	1,427,600	50,780
Nexstar Broadcasting Group, Inc. Class A	347,798	39,534
		90,314
Wireless Telecommunication Services - 3.3%
T-Mobile U.S., Inc.	653,000	82,330

TOTAL COMMUNICATION SERVICES		321,918

CONSUMER DISCRETIONARY - 22.9%
Automobiles - 3.3%
Tesla, Inc. (a)	102,000	80,940
Hotels, Restaurants & Leisure - 14.1%
Airbnb, Inc. Class A	7,700	1,414
Boyd Gaming Corp.	1,482,700	66,959
Caesars Entertainment, Inc. (a)	1,748,080	123,047
MGM Resorts International	369,500	10,553
Penn National Gaming, Inc. (a)	1,289,070	133,700
Studio City International Holdings Ltd. ADR (a)	695,700	9,949
		345,622
Household Durables - 2.1%
Tempur Sealy International, Inc. (a)	1,526,200	40,292
Whirlpool Corp.	58,300	10,791
		51,083
Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	127,400	32,338
Amazon.com, Inc. (a)	6,400	20,520
		52,858
Specialty Retail - 1.3%
Lowe's Companies, Inc.	192,100	32,052

TOTAL CONSUMER DISCRETIONARY		562,555

CONSUMER STAPLES - 3.4%
Food Products - 3.4%
Darling Ingredients, Inc. (a)	586,083	36,343
JBS SA	11,023,700	48,718
		85,061
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Renewable Energy Group, Inc. (a)	215,500	19,309
FINANCIALS - 4.1%
Banks - 1.8%
Bank of America Corp.	652,399	19,344
JPMorgan Chase & Co.	199,700	25,695
		45,039
Consumer Finance - 1.5%
OneMain Holdings, Inc.	788,900	36,731
Insurance - 0.8%
Arthur J. Gallagher & Co.	156,900	18,108

TOTAL FINANCIALS		99,878

HEALTH CARE - 10.9%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	126,100	19,335
Regeneron Pharmaceuticals, Inc. (a)	25,000	12,596
		31,931
Health Care Providers & Services - 3.4%
HCA Holdings, Inc.	42,800	6,954
Humana, Inc.	80,800	30,955
Oak Street Health, Inc. (a)	3,000	156
UnitedHealth Group, Inc.	133,500	44,533
		82,598
Life Sciences Tools & Services - 5.7%
Charles River Laboratories International, Inc. (a)	80,900	20,957
IQVIA Holdings, Inc. (a)	370,100	65,804
Thermo Fisher Scientific, Inc.	107,500	54,793
		141,554
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	208,000	12,777

TOTAL HEALTH CARE		268,860

INDUSTRIALS - 4.8%
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (a)	111,600	12,322
Airlines - 1.0%
Air Canada (a)	1,577,500	24,697
Building Products - 0.9%
Carrier Global Corp.	570,200	21,953
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd. (a)	46,866	3
Machinery - 0.9%
Allison Transmission Holdings, Inc.	231,300	9,414
Fortive Corp.	207,400	13,705
		23,119
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	7
Professional Services - 0.6%
ASGN, Inc. (a)	162,500	13,473
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (a)	93,200	22,649

TOTAL INDUSTRIALS		118,223

INFORMATION TECHNOLOGY - 29.7%
Electronic Equipment & Components - 3.4%
CDW Corp.	138,400	18,222
Vontier Corp. (a)	97,040	3,147
Zebra Technologies Corp. Class A (a)	162,200	62,906
		84,275
IT Services - 10.8%
EPAM Systems, Inc. (a)	170,200	58,622
Global Payments, Inc.	294,100	51,915
GoDaddy, Inc. (a)	261,600	20,557
MasterCard, Inc. Class A	118,000	37,322
PayPal Holdings, Inc. (a)	261,000	61,155
Visa, Inc. Class A	182,600	35,287
		264,858
Semiconductors & Semiconductor Equipment - 6.4%
Array Technologies, Inc.	45,100	1,838
Lam Research Corp.	132,600	64,172
Microchip Technology, Inc.	254,500	34,640
Micron Technology, Inc. (a)	285,500	22,346
ON Semiconductor Corp. (a)	972,900	33,555
		156,551
Software - 9.1%
Adobe, Inc. (a)	171,800	78,817
Microsoft Corp.	346,200	80,305
Palo Alto Networks, Inc. (a)	108,300	37,986
SS&C Technologies Holdings, Inc.	438,297	27,560
		224,668

TOTAL INFORMATION TECHNOLOGY		730,352

MATERIALS - 5.7%
Chemicals - 2.7%
Albemarle Corp. U.S.	115,200	18,738
CF Industries Holdings, Inc.	433,900	17,955
The Chemours Co. LLC	1,129,328	29,746
		66,439
Containers & Packaging - 1.9%
Berry Global Group, Inc. (a)	407,300	20,108
WestRock Co.	659,700	27,331
		47,439
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	1,634,200	27,221

TOTAL MATERIALS		141,099

UTILITIES - 3.0%
Electric Utilities - 2.0%
NRG Energy, Inc.	805,800	33,368
PG&E Corp. (a)	1,445,402	16,521
		49,889
Independent Power and Renewable Electricity Producers - 1.0%
Vistra Corp.	1,162,965	23,224

TOTAL UTILITIES		73,113

TOTAL COMMON STOCKS
(Cost $1,296,473)		2,420,368

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.09% (c)	40,296,600	40,305
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	20,470,137	20,472
TOTAL MONEY MARKET FUNDS
(Cost $60,773)		60,777
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,357,246)		2,481,145
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(21,641)
NET ASSETS - 100%		$2,459,504

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$27
Fidelity Securities Lending Cash Central Fund	24
Total	$51

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$321,918	$321,918	$--	$--
Consumer Discretionary	562,555	562,555	--	--
Consumer Staples	85,061	85,061	--	--
Energy	19,309	19,309	--	--
Financials	99,878	99,878	--	--
Health Care	268,860	268,860	--	--
Industrials	118,223	118,220	3	--
Information Technology	730,352	730,352	--	--
Materials	141,099	141,099	--	--
Utilities	73,113	73,113	--	--
Money Market Funds	60,777	60,777	--	--
Total Investments in Securities:	$2,481,145	$2,481,142	$3	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,546) — See accompanying schedule: Unaffiliated issuers (cost $1,296,473)	$2,420,368
Fidelity Central Funds (cost $60,773)	60,777
Total Investment in Securities (cost $1,357,246)		$2,481,145
Receivable for fund shares sold		1,790
Dividends receivable		828
Distributions receivable from Fidelity Central Funds		5
Prepaid expenses		2
Other receivables		13
Total assets		2,483,783
Liabilities
Payable for fund shares redeemed	$2,236
Accrued management fee	1,225
Other affiliated payables	313
Other payables and accrued expenses	36
Collateral on securities loaned	20,469
Total liabilities		24,279
Net Assets		$2,459,504
Net Assets consist of:
Paid in capital		$1,337,152
Total accumulated earnings (loss)		1,122,352
Net Assets		$2,459,504
Net Asset Value and Maximum Offering Price
Leveraged Company Stock:
Net Asset Value, offering price and redemption price per share ($2,153,400 ÷ 52,509 shares)		$41.01
Class K:
Net Asset Value, offering price and redemption price per share ($306,104 ÷ 7,436 shares)		$41.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$8,028
Income from Fidelity Central Funds (including $24 from security lending)		51
Total income		8,079
Expenses
Management fee	$6,514
Transfer agent fees	1,432
Accounting fees	338
Custodian fees and expenses	19
Independent trustees' fees and expenses	5
Registration fees	42
Audit	32
Legal	2
Miscellaneous	6
Total expenses before reductions	8,390
Expense reductions	(20)
Total expenses after reductions		8,370
Net investment income (loss)		(291)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,198
Foreign currency transactions	2
Total net realized gain (loss)		63,200
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	560,746
Fidelity Central Funds	(2)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		560,745
Net gain (loss)		623,945
Net increase (decrease) in net assets resulting from operations		$623,654

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(291)	$5,800
Net realized gain (loss)	63,200	(17,577)
Change in net unrealized appreciation (depreciation)	560,745	48,341
Net increase (decrease) in net assets resulting from operations	623,654	36,564
Distributions to shareholders	(3,020)	(2,522)
Share transactions - net increase (decrease)	(76,715)	(410,304)
Total increase (decrease) in net assets	543,919	(376,262)
Net Assets
Beginning of period	1,915,585	2,291,847
End of period	$2,459,504	$1,915,585

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.88	$29.94	$34.31	$37.25	$40.68	$46.90
Income from Investment Operations
Net investment income (loss)A	(.01)	.08B	(.02)	.02	.19	.41
Net realized and unrealized gain (loss)	10.18	.89	.42	3.42C	5.53	(3.77)
Total from investment operations	10.17	.97	.40	3.44	5.72	(3.36)
Distributions from net investment income	(.04)	(.03)	–	(.07)	(.37)	(.40)
Distributions from net realized gain	–	–	(4.77)	(6.32)	(8.78)	(2.46)
Total distributions	(.04)	(.03)	(4.77)	(6.38)D	(9.15)	(2.86)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$41.01	$30.88	$29.94	$34.31	$37.25	$40.68
Total ReturnF,G	32.97%	3.24%	1.93%	10.91%C	17.45%	(7.23)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.78%	.78%	.78%	.80%	.80%
Expenses net of fee waivers, if any	.76%J	.78%	.78%	.78%	.79%	.80%
Expenses net of all reductions	.76%J	.77%	.78%	.77%	.78%	.80%
Net investment income (loss)	(.04)%J	.27%B	(.06)%	.07%	.51%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$2,153	$1,631	$1,945	$2,372	$2,644	$2,861
Portfolio turnover rateK	16%J	31%	53%	67%	100%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%. These amounts have been revised from previously reported amounts of $.08 per share and 1.03%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.06 per share. Excluding this reimbursement, the total return would have been 10.73%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.01	$30.04	$34.40	$37.34	$40.76	$47.00
Income from Investment Operations
Net investment income (loss)A	.01	.11B	.01	.06	.23	.46
Net realized and unrealized gain (loss)	10.23	.91	.42	3.42C	5.55	(3.79)
Total from investment operations	10.24	1.02	.43	3.48	5.78	(3.33)
Distributions from net investment income	(.08)	(.05)	–	(.11)	(.42)	(.45)
Distributions from net realized gain	–	–	(4.79)	(6.32)	(8.78)	(2.46)
Total distributions	(.08)	(.05)	(4.79)	(6.42)D	(9.20)	(2.91)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$41.17	$31.01	$30.04	$34.40	$37.34	$40.76
Total ReturnF,G	33.05%	3.38%	2.03%	11.01%C	17.60%	(7.14)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.66%J	.67%	.67%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.66%J	.67%	.67%	.67%	.68%	.68%
Expenses net of all reductions	.66%J	.66%	.67%	.66%	.67%	.68%
Net investment income (loss)	.06%J	.38%B	.05%	.18%	.63%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$306	$285	$347	$431	$489	$573
Portfolio turnover rateK	16%J	31%	53%	67%	100%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .27%. These amounts have been revised from previously reported amounts of $.08 per share and 1.17%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.06 per share. Excluding this reimbursement, the total return would have been 10.83%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K Shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,143,515
Gross unrealized depreciation	(20,112)
Net unrealized appreciation (depreciation)	$1,123,403
Tax cost	$1,357,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(63,119)
Total capital loss carryforward	$(63,119)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Leveraged Company Stock Fund	171,075	264,224

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Leveraged Company Stock	$1,365.14
Class K	67.04
	$1,432

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Leveraged Company Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Leveraged Company Stock Fund	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $3,201 and $19,829, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Leveraged Company Stock Fund	$2

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Leveraged Company Stock Fund	$3	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $16 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Leveraged Company Stock	$2,357	$2,012
Class K	663	510
Total	$3,020	$2,522

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Leveraged Company Stock
Shares sold	4,201	2,131	$151,454	$60,081
Reinvestment of distributions	65	59	2,241	1,907
Shares redeemed	(4,575)	(14,344)	(166,349)	(405,183)
Net increase (decrease)	(309)	(12,154)	$(12,654)	$(343,195)
Class K
Shares sold	494	871	$18,775	$25,731
Reinvestment of distributions	19	16	663	510
Shares redeemed	(2,253)	(3,258)	(83,499)	(93,350)
Net increase (decrease)	(1,740)	(2,371)	$(64,061)	$(67,109)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Leveraged Company Stock Fund
Leveraged Company Stock	.76%
Actual		$1,000.00	$1,329.70	$4.46
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class K	.66%
Actual		$1,000.00	$1,330.50	$3.88
Hypothetical-C		$1,000.00	$1,021.88	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Leveraged Company Stock Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

LSF-SANN-0321
1.753758.121

Fidelity® Blue Chip Growth Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	9.5
Amazon.com, Inc.	7.6
Microsoft Corp.	6.0
Alphabet, Inc. Class A	5.0
Tesla, Inc.	4.0
Facebook, Inc. Class A	3.7
NVIDIA Corp.	3.2
Marvell Technology Group Ltd.	2.6
Salesforce.com, Inc.	1.9
Uber Technologies, Inc.	1.8
45.3

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	35.9
Consumer Discretionary	31.4
Communication Services	14.2
Health Care	7.7
Industrials	5.6

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	98.3%
Convertible Securities	1.8%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 13.7%

 ** Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.1%
Entertainment - 3.6%
Activision Blizzard, Inc.	2,688,528	$244,656
Bilibili, Inc. ADR (a)	303,990	34,621
Madison Square Garden Entertainment Corp. (a)(b)	519,550	46,110
Motorsport Games, Inc. Class A (b)	209,500	6,323
Netflix, Inc. (a)	1,123,049	597,900
Nintendo Co. Ltd.	21,222	12,216
Nintendo Co. Ltd. ADR	170,717	12,338
Playtika Holding Corp.	323,000	9,412
Roku, Inc. Class A (a)	452,179	175,911
Sea Ltd. ADR (a)(b)	2,498,601	541,472
Skillz, Inc. (c)	1,782,027	49,220
The Walt Disney Co.	241,409	40,598
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	10,172,512	15,157
		1,785,934
Interactive Media & Services - 10.2%
Alphabet, Inc. Class A (a)	1,342,462	2,453,161
Facebook, Inc. Class A (a)	7,028,665	1,815,715
InterActiveCorp (a)	48,800	10,246
Match Group, Inc. (a)	1,074,233	150,242
Pinterest, Inc. Class A (a)	409,150	28,031
Snap, Inc. Class A (a)(b)	3,990,821	211,274
Tencent Holdings Ltd.	3,160,890	281,646
Yandex NV Series A (a)	216,049	13,533
Zillow Group, Inc. Class C (a)	157,751	20,580
Zoominfo Technologies, Inc.	1,290,999	61,981
		5,046,409
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	1,022,739	128,947

TOTAL COMMUNICATION SERVICES		6,961,290

CONSUMER DISCRETIONARY - 30.7%
Auto Components - 0.3%
QuantumScape Corp. Class A (a)	3,329,931	145,684
Automobiles - 4.8%
Fisker, Inc. (a)(b)	619,733	9,315
General Motors Co.	393,300	19,932
Harley-Davidson, Inc.	2,143,156	85,919
Hyundai Motor Co.	52,640	10,778
Kia Motors Corp.	159,670	11,778
Li Auto, Inc. ADR (a)	231,456	7,464
Lordstown Motors Corp. (c)	3,206,281	80,734
Lordstown Motors Corp. (a)(b)	245,632	6,185
Neutron Holdings, Inc. warrants (a)(c)(e)	7,152,433	0
NIO, Inc. sponsored ADR (a)	178,637	10,182
Niu Technologies ADR (a)(b)	824,819	36,069
Rad Power Bikes, Inc. (c)(e)	928,091	4,477
Tesla, Inc. (a)	2,506,290	1,988,816
XPeng, Inc. ADR (a)(b)	1,863,671	89,792
		2,361,441
Distributors - 0.1%
InPost SA	1,141,700	27,433
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	381,499	57,976
FSN E-Commerce Ventures Pvt Ltd. (c)(e)	204,681	17,023
		74,999
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc. Class A (b)	935,170	171,725
Boyd Gaming Corp.	1,426,445	64,418
Caesars Entertainment, Inc. (a)	3,253,225	228,995
Chipotle Mexican Grill, Inc. (a)	169,193	250,406
Churchill Downs, Inc.	459,486	86,131
DraftKings, Inc. Class A (a)	191,691	10,372
Evolution Gaming Group AB (f)	353,796	34,532
Flutter Entertainment PLC	46,390	8,660
Hilton Worldwide Holdings, Inc.	521,808	52,906
Kambi Group PLC (a)	536,526	30,048
Las Vegas Sands Corp.	1,031,828	49,621
Marriott International, Inc. Class A	817,262	95,056
MGM Resorts International	1,933,771	55,228
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,025,159	23,220
Penn National Gaming, Inc. (a)	4,253,840	441,208
Planet Fitness, Inc. (a)	682,550	49,144
Rush Street Interactive, Inc. (c)	1,057,600	19,217
SeaWorld Entertainment, Inc. (a)(b)	491,314	14,037
Texas Roadhouse, Inc. Class A (b)	614,596	46,838
Vail Resorts, Inc.	229,449	61,024
Wynn Resorts Ltd.	715,320	71,196
		1,863,982
Household Durables - 1.0%
D.R. Horton, Inc.	393,935	30,254
KB Home	560,361	23,333
Lennar Corp. Class A	539,424	44,853
Purple Innovation, Inc. (a)	1,073,954	36,557
Sonos, Inc. (a)	411,838	10,770
Sony Corp. sponsored ADR	335,714	32,131
Taylor Morrison Home Corp. (a)	1,913,218	49,705
Tempur Sealy International, Inc. (a)	1,625,241	42,906
Toll Brothers, Inc.	956,487	48,876
TRI Pointe Homes, Inc. (a)	2,500,482	50,510
Tupperware Brands Corp. (a)(g)	4,260,828	128,166
		498,061
Internet & Direct Marketing Retail - 11.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,399,554	355,249
Amazon.com, Inc. (a)	1,170,310	3,752,248
BHG Group AB (a)	328,484	6,164
ContextLogic, Inc.	1,339,220	36,243
ContextLogic, Inc. (b)	253,776	7,631
Delivery Hero AG (a)(f)	174,932	26,642
Doordash, Inc. (b)	194,130	37,520
eBay, Inc.	1,085,128	61,321
Etsy, Inc. (a)	396,190	78,877
Expedia, Inc.	1,096,517	136,078
Farfetch Ltd. Class A (a)	1,561,208	95,608
Fiverr International Ltd. (a)(b)	90,307	18,649
JD Health International, Inc. (f)	1,446,259	28,465
JD.com, Inc.:
Class A	330,973	14,677
sponsored ADR (a)	1,070,834	94,972
Jumia Technologies AG ADR (a)(b)	1,373,321	79,035
Kogan.Com Ltd.	916,199	12,597
MercadoLibre, Inc. (a)	91,769	163,304
Ocado Group PLC (a)	811,420	30,874
Ozon Holdings PLC ADR (b)	180,982	8,749
Pinduoduo, Inc. ADR (a)	2,248,174	372,545
Poshmark, Inc. (b)	137,800	9,616
The Booking Holdings, Inc. (a)	6,371	12,387
The Honest Co., Inc. (a)(c)(e)	150,143	3,897
The RealReal, Inc. (a)	3,033,677	71,837
THG PLC	1,529,184	15,106
Wayfair LLC Class A (a)	719,407	195,909
Zomato Pvt Ltd. (c)(e)(h)	716	3,833
		5,730,033
Leisure Products - 0.4%
Bafang Electric Suzhou Co. Ltd. (A Shares)	167,500	5,419
Peloton Interactive, Inc. Class A (a)	1,026,366	149,983
Vista Outdoor, Inc. (a)	1,148,166	33,492
		188,894
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	797,058	81,029
Nordstrom, Inc. (b)	2,960,416	104,947
Ollie's Bargain Outlet Holdings, Inc. (a)	746,480	70,714
Target Corp.	440,700	79,842
		336,532
Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc.	203,600	4,377
American Eagle Outfitters, Inc. (b)	8,005,706	181,649
Aritzia LP (a)	1,429,579	29,737
Blink Charging Co. (a)(b)	44,000	2,175
Burlington Stores, Inc. (a)	412,500	102,671
Carvana Co. Class A (a)(b)	1,511,918	394,898
Cazoo Holdings Ltd. (c)(e)	331,522	4,826
Dick's Sporting Goods, Inc. (b)	444,687	29,798
Driven Brands Holdings, Inc. (b)	362,300	10,181
Five Below, Inc. (a)	820,265	144,145
Floor & Decor Holdings, Inc. Class A (a)	1,752,724	161,373
Gap, Inc.	452,300	9,159
L Brands, Inc.	271,700	11,074
Lowe's Companies, Inc.	3,674,274	613,053
Petco Health & Wellness Co., Inc. (b)	444,800	11,578
RH (a)(b)	681,277	323,852
Shift Technologies, Inc. Class A (a)	1,002,609	8,221
The Home Depot, Inc.	396,670	107,426
Ulta Beauty, Inc. (a)	54,255	15,178
Vroom, Inc. (b)	666,141	24,534
		2,189,905
Textiles, Apparel & Luxury Goods - 3.5%
Allbirds, Inc. (a)(c)(e)	181,080	2,093
Burberry Group PLC	986,439	23,227
Capri Holdings Ltd. (a)	4,089,199	170,356
Crocs, Inc. (a)	2,749,898	192,548
Deckers Outdoor Corp. (a)	435,529	127,166
Dr. Martens Ltd. (a)	2,358,000	14,539
lululemon athletica, Inc. (a)	1,506,564	495,177
LVMH Moet Hennessy Louis Vuitton SE	110,055	66,539
Moncler SpA	900,743	50,949
NIKE, Inc. Class B	2,689,567	359,299
Puma AG	280,363	27,484
PVH Corp.	1,460,707	124,540
Tapestry, Inc.	954,239	30,173
Tory Burch LLC (a)(c)(d)(e)	293,611	21,263
Under Armour, Inc. Class A (sub. vtg.) (a)	1,168,686	20,452
		1,725,805

TOTAL CONSUMER DISCRETIONARY		15,142,769

CONSUMER STAPLES - 1.1%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	121,363	111,277
Celsius Holdings, Inc. (a)(b)	360,200	19,235
Constellation Brands, Inc. Class A (sub. vtg.)	209,451	44,179
Monster Beverage Corp. (a)	1,139,451	98,939
Nongfu Spring Co. Ltd. (H Shares) (a)(b)(f)	1,876,712	14,172
		287,802
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series A1 (c)(e)	51,117	1,668
Performance Food Group Co. (a)	628,067	29,444
Sweetgreen, Inc. warrants 1/21/26 (a)(c)(e)	346,965	1,371
Walgreens Boots Alliance, Inc.	305,000	15,326
Zur Rose Group AG (a)	24,101	11,080
		58,889
Food Products - 0.2%
Bunge Ltd.	227,140	14,864
Darling Ingredients, Inc. (a)	371,187	23,017
Freshpet, Inc. (a)	109,883	15,308
Village Farms International, Inc. (a)(b)	1,736,748	20,528
		73,717
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	932,305	47,510
Yatsen Holding Ltd. ADR	158,981	3,051
		50,561
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(c)(e)	21,148	1,391
Class B (a)(c)(e)	6,625	436
RLX Technology, Inc. ADR	1,054,200	23,720
Swedish Match Co. AB	431,627	33,368
		58,915

TOTAL CONSUMER STAPLES		529,884

ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	1,313,411	29,171
Oil, Gas & Consumable Fuels - 0.8%
ConocoPhillips Co.	780,614	31,248
EOG Resources, Inc.	575,643	29,335
Hess Corp.	248,674	13,423
HollyFrontier Corp.	338,600	9,637
Neste Oyj	69,145	4,890
Occidental Petroleum Corp.	578,404	11,603
Pioneer Natural Resources Co.	224,317	27,120
Reliance Industries Ltd.	509,255	6,762
Reliance Industries Ltd.	7,638,838	193,115
Reliance Industries Ltd. sponsored GDR (f)	442,251	22,422
Renewable Energy Group, Inc. (a)	184,599	16,540
Suncor Energy, Inc.	1,695,733	28,365
Valero Energy Corp.	84,500	4,768
		399,228

TOTAL ENERGY		428,399

FINANCIALS - 1.2%
Banks - 0.4%
Citigroup, Inc.	1,205,571	69,911
Kotak Mahindra Bank Ltd. (a)	779,186	18,319
Wells Fargo & Co.	3,113,223	93,023
		181,253
Capital Markets - 0.2%
CarLotz, Inc. (c)	1,101,428	10,349
Goldman Sachs Group, Inc.	107,363	29,114
London Stock Exchange Group PLC	161,862	19,215
Morgan Stanley	483,085	32,391
Open Lending Corp. (a)	302,369	10,973
Star Peak Energy Transition Corp. Class A (a)(b)	159,200	4,314
		106,356
Consumer Finance - 0.2%
Ally Financial, Inc.	1,552,937	58,763
Capital One Financial Corp.	450,247	46,943
		105,706
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(c)(e)	4,367,660	37,562
ArcLight Clean Transition Corp. Class A (a)(b)	409,343	9,812
BTRS Holdings, Inc. (c)	734,153	10,704
Experience Investment Corp. Class A (a)	1,313,053	19,368
InterPrivate Acquisition Corp. (a)	782,933	11,556
Jaws Acquisition Corp. (a)	1,114,460	14,499
Northern Star Acquisition Corp. unit	75,872	1,038
Novus Capital Corp. (c)	1,824,864	40,977
Patria Investments Ltd.	300,400	5,362
		150,878
Insurance - 0.0%
eHealth, Inc. (a)(b)	105,615	5,054
Goosehead Insurance	116,243	15,530
		20,584
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	22,770

TOTAL FINANCIALS		587,547

HEALTH CARE - 7.6%
Biotechnology - 2.7%
4D Molecular Therapeutics, Inc.	266,296	11,280
ACADIA Pharmaceuticals, Inc. (a)	361,783	17,384
Acceleron Pharma, Inc. (a)	428,247	49,475
ADC Therapeutics SA (a)	407,510	11,643
Agios Pharmaceuticals, Inc. (a)	366,182	17,200
Akouos, Inc. (a)	242,978	3,868
Allakos, Inc. (a)(b)	77,924	10,390
Alnylam Pharmaceuticals, Inc. (a)	786,611	118,369
Annexon, Inc. (a)	462,764	10,181
Arcutis Biotherapeutics, Inc. (a)	370,001	10,097
Argenx SE ADR (a)	80,600	23,617
Ascendis Pharma A/S sponsored ADR (a)	463,012	69,521
Avidity Biosciences, Inc.	205,222	4,695
BeiGene Ltd. (a)	571,375	14,009
BeiGene Ltd. ADR (a)	132,882	42,522
BioAtla, Inc.	130,510	5,739
Biohaven Pharmaceutical Holding Co. Ltd. (a)	44,797	3,818
BioXcel Therapeutics, Inc. (a)	69,857	3,236
BridgeBio Pharma, Inc. (a)(b)	144,181	8,184
CareDx, Inc. (a)	135,125	10,328
Cibus Corp.:
Series C (a)(c)(d)(e)	3,045,600	5,093
Series D (a)(c)(d)(e)	1,716,640	2,146
Cullinan Management, Inc.	85,800	3,261
CytomX Therapeutics, Inc. (a)(f)	378,621	2,616
FibroGen, Inc. (a)	424,382	20,447
Forma Therapeutics Holdings, Inc.	261,767	10,112
Fusion Pharmaceuticals, Inc. (a)	272,012	3,074
Generation Bio Co.	856,203	22,544
Gracell Biotechnologies, Inc. ADR	246,400	5,105
Invitae Corp. (a)(b)	283,242	14,026
Ionis Pharmaceuticals, Inc. (a)	149,814	8,999
Karuna Therapeutics, Inc. (a)	183,173	18,176
Kinnate Biopharma, Inc.	147,831	4,849
Kronos Bio, Inc. (b)	325,528	8,949
Kura Oncology, Inc. (a)	240,711	7,209
Mirati Therapeutics, Inc. (a)	56,939	11,691
Moderna, Inc. (a)	75,700	13,108
Natera, Inc. (a)	95,402	10,174
Neurocrine Biosciences, Inc. (a)	416,319	45,691
Novavax, Inc. (a)(b)	239,876	52,998
Passage Bio, Inc.	258,985	4,833
Prelude Therapeutics, Inc.	257,156	16,702
Protagonist Therapeutics, Inc. (a)	416,806	8,632
Regeneron Pharmaceuticals, Inc. (a)	542,795	273,482
Relay Therapeutics, Inc. (a)	283,508	14,056
Revolution Medicines, Inc.	341,471	14,390
Sage Therapeutics, Inc. (a)	552,176	44,533
Scholar Rock Holding Corp. (a)	96,264	5,743
Seagen, Inc. (a)	108,934	17,895
Seer, Inc.	127,818	7,976
Shattuck Labs, Inc.	190,438	9,448
Silverback Therapeutics, Inc.	274,259	12,045
Taysha Gene Therapies, Inc.	227,472	5,914
TG Therapeutics, Inc. (a)	222,693	10,749
Turning Point Therapeutics, Inc. (a)	533,320	66,926
Twist Bioscience Corp. (a)	39,620	6,519
Vaxcyte, Inc.	384,187	9,424
Xencor, Inc. (a)	398,672	18,239
Zai Lab Ltd. ADR (a)	495,936	79,384
		1,342,714
Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	24,887	13,075
Atricure, Inc. (a)	65,235	3,799
Axonics Modulation Technologies, Inc. (a)	765,582	39,581
CryoPort, Inc. (a)	140,800	9,603
Danaher Corp.	438,536	104,301
DexCom, Inc. (a)	496,285	186,032
Hologic, Inc. (a)	531,962	42,413
InMode Ltd. (a)	476,853	28,068
Insulet Corp. (a)	333,950	89,225
Intuitive Surgical, Inc. (a)	375,562	280,785
Novocure Ltd. (a)	255,032	41,050
Outset Medical, Inc.	146,936	7,616
Pulmonx Corp.	45,395	2,575
Shockwave Medical, Inc. (a)	930,004	107,918
Tandem Diabetes Care, Inc. (a)	742,860	68,826
		1,024,867
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	848,016	42,910
Alignment Healthcare Partners unit (c)(e)	289,571	5,719
Castle Biosciences, Inc. (a)	76,554	5,116
Cigna Corp.	137,677	29,883
Guardant Health, Inc. (a)	476,924	74,162
Humana, Inc.	279,374	107,031
Oak Street Health, Inc. (a)	59,622	3,093
Oak Street Health, Inc.	475,532	24,419
Owens & Minor, Inc.	368,732	10,723
Surgery Partners, Inc. (a)	348,900	13,007
		316,063
Health Care Technology - 0.2%
American Well Corp. (b)	439,895	15,577
Certara, Inc. (b)	408,950	14,076
GoodRx Holdings, Inc. (b)	789,459	36,805
MultiPlan Corp. (c)	2,613,350	20,855
MultiPlan Corp. warrants (a)(c)	138,859	323
		87,636
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	302,097	51,704
Avantor, Inc. (a)	862,369	25,431
Berkeley Lights, Inc. (a)	155,766	11,215
Bio-Rad Laboratories, Inc. Class A (a)	33,349	19,135
Eurofins Scientific SA (a)	95,030	9,131
Maravai LifeSciences Holdings, Inc.	141,858	4,942
Nanostring Technologies, Inc. (a)	311,935	21,845
Sotera Health Co.	377,592	9,851
Thermo Fisher Scientific, Inc.	557,961	284,393
		437,647
Pharmaceuticals - 1.1%
Antengene Corp.	6,379,700	14,159
Aphria, Inc. (a)(b)	2,349,989	28,623
Arvinas Holding Co. LLC (a)	62,020	4,679
Atea Pharmaceuticals, Inc.	181,778	13,270
Chiasma, Inc. warrants 12/16/24 (a)	55,391	19
Eli Lilly & Co.	26,900	5,594
Graybug Vision, Inc.	460,145	14,103
Hansoh Pharmaceutical Group Co. Ltd. (a)(f)	2,437,705	13,331
Harmony Biosciences Holdings, Inc. (a)	162,072	5,812
Horizon Therapeutics PLC (a)	1,463,169	106,050
Intra-Cellular Therapies, Inc. (a)	638,139	20,516
Nektar Therapeutics (a)	780,655	15,379
OptiNose, Inc. (a)	1,089,599	4,337
Roche Holding AG (participation certificate)	91,029	31,415
Zoetis, Inc. Class A	1,848,493	285,130
		562,417

TOTAL HEALTH CARE		3,771,344

INDUSTRIALS - 5.5%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	398,963	65,494
Space Exploration Technologies Corp.:
Class A (a)(c)(e)	242,545	65,487
Class C (a)(c)(e)	2,783	751
The Boeing Co.	145,190	28,194
		159,926
Air Freight & Logistics - 0.2%
FedEx Corp.	514,547	121,093
Airlines - 0.4%
American Airlines Group, Inc. (b)	1,200,974	20,621
Delta Air Lines, Inc.	1,259,554	47,813
JetBlue Airways Corp. (a)	3,798,805	54,475
Spirit Airlines, Inc. (a)	972,219	25,219
United Airlines Holdings, Inc. (a)	558,068	22,317
		170,445
Building Products - 0.3%
Builders FirstSource, Inc. (a)	1,037,183	39,672
Carrier Global Corp.	1,163,339	44,789
The AZEK Co., Inc.	1,488,338	59,370
Trane Technologies PLC	58,038	8,320
		152,151
Commercial Services & Supplies - 0.0%
Aker Carbon Capture A/S (a)	43,057	89
MYT Netherlands Parent BV ADR (b)	544,100	17,912
		18,001
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	638,604	51,816
Quanta Services, Inc.	193,071	13,606
		65,422
Electrical Equipment - 0.3%
Ballard Power Systems, Inc. (a)	143,100	4,890
Bloom Energy Corp. Class A (a)(b)	613,726	21,425
Plug Power, Inc. (a)	430,900	27,220
Sunrun, Inc. (a)	1,156,836	80,134
		133,669
Industrial Conglomerates - 0.1%
General Electric Co.	6,255,904	66,813
Machinery - 0.1%
Caterpillar, Inc.	75,360	13,779
Deere & Co.	103,010	29,749
Desktop Metal, Inc. (a)(b)	481,700	11,065
		54,593
Professional Services - 0.2%
Boa Vista Servicos SA	3,986,600	6,929
Upwork, Inc. (a)	1,569,155	65,041
		71,970
Road & Rail - 3.5%
Lyft, Inc. (a)	18,123,879	805,788
Uber Technologies, Inc. (a)	17,659,379	899,392
		1,705,180

TOTAL INDUSTRIALS		2,719,263

INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	27,400	5,369
Electronic Equipment & Components - 0.5%
908 Devices, Inc.	28,377	1,564
II-VI, Inc. (a)(b)	2,570,568	216,108
		217,672
IT Services - 3.6%
Affirm Holdings, Inc. (b)	122,200	12,170
Afterpay Ltd. (a)	420,052	43,370
Endava PLC ADR (a)	280,585	22,183
Liveramp Holdings, Inc. (a)	63,500	4,808
MongoDB, Inc. Class A (a)	134,101	49,565
PayPal Holdings, Inc. (a)	2,642,989	619,279
Repay Holdings Corp. (a)	628,077	13,912
Riskified Ltd. (a)(c)(e)	367,600	4,227
Riskified Ltd. warrants (a)(c)(e)	3,105	0
Shopify, Inc. Class A (a)	256,454	279,626
Snowflake Computing, Inc. (b)	124,537	33,930
Snowflake Computing, Inc.:
Class B	16,836	4,358
Class B (f)	5,611	1,529
Square, Inc. (a)	1,322,552	285,618
Twilio, Inc. Class A (a)	730,464	262,551
Visa, Inc. Class A	723,212	139,761
		1,776,887
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices, Inc. (a)	3,408,878	291,936
Allegro MicroSystems LLC (a)(b)	258,132	7,207
Ambarella, Inc. (a)	146,700	13,843
Array Technologies, Inc.	2,309,751	94,145
Cirrus Logic, Inc. (a)	352,965	33,069
Enphase Energy, Inc. (a)	701,865	127,985
First Solar, Inc. (a)(b)	287,060	28,462
Lam Research Corp.	64,210	31,074
Lattice Semiconductor Corp. (a)	609,639	24,453
Marvell Technology Group Ltd.	25,319,623	1,302,948
MediaTek, Inc.	735,000	22,960
Microchip Technology, Inc.	52,300	7,119
Micron Technology, Inc. (a)	3,626,628	283,856
NVIDIA Corp.	3,006,019	1,561,897
NXP Semiconductors NV	4,008,528	643,248
ON Semiconductor Corp. (a)	1,531,374	52,817
SolarEdge Technologies, Inc. (a)(b)	209,627	60,442
Synaptics, Inc. (a)	175,363	17,400
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	350,860	42,637
Universal Display Corp.	218,978	50,545
		4,698,043
Software - 12.4%
Adobe, Inc. (a)	1,195,705	548,554
Anaplan, Inc. (a)	237,194	15,821
Atlassian Corp. PLC (a)	61,123	14,127
Atom Tickets LLC (a)(c)(d)(e)	1,204,239	747
Autodesk, Inc. (a)	135,786	37,671
Avalara, Inc. (a)	194,135	29,120
Bill.Com Holdings, Inc. (a)	236,811	28,863
Bird Rides, Inc. (e)	2,379,213	18,820
Cerence, Inc. (a)(b)	157,122	17,584
Cloudflare, Inc. (a)	1,134,202	86,948
Coupa Software, Inc. (a)	142,962	44,300
Crowdstrike Holdings, Inc. (a)	472,768	102,023
Digital Turbine, Inc. (a)	416,118	23,806
Docebo, Inc. (b)	273,623	13,506
DocuSign, Inc. (a)	439,238	102,294
Duck Creek Technologies, Inc. (a)	209,300	10,118
Elastic NV (a)	560,345	85,150
Epic Games, Inc. (c)(e)	6,131	3,525
FireEye, Inc. (a)	427,859	8,985
Five9, Inc. (a)	158,613	26,369
Freee KK (a)	51,069	4,339
HubSpot, Inc. (a)	298,176	110,981
Intuit, Inc.	37,729	13,629
Kuaishou Technology (a)	471,000	6,986
Lightspeed POS, Inc. (Canada) (a)	1,577,176	102,530
Microsoft Corp.	12,703,839	2,946,782
Nuance Communications, Inc. (a)	1,411,138	64,263
Palo Alto Networks, Inc. (a)	26,279	9,217
Paycom Software, Inc. (a)	34,643	13,155
Qualtrics International, Inc.	238,700	10,503
RingCentral, Inc. (a)	187,935	70,085
Salesforce.com, Inc. (a)	4,033,013	909,686
ServiceNow, Inc. (a)	304,758	165,532
Tanium, Inc. Class B (a)(c)(e)	554,900	6,323
Telos Corp.	211,642	7,471
The Trade Desk, Inc. (a)	162,339	124,350
Volue A/S	1,125,902	6,309
Workday, Inc. Class A (a)	561,567	127,773
Zoom Video Communications, Inc. Class A (a)	585,546	217,864
		6,136,109
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	35,319,075	4,660,710

TOTAL INFORMATION TECHNOLOGY		17,494,790

MATERIALS - 0.8%
Chemicals - 0.6%
Corteva, Inc.	838,110	33,407
LG Chemical Ltd.	13,350	10,946
Linde PLC	77,433	19,002
Nutrien Ltd.	1,637,217	80,635
Olin Corp.	1,165,529	27,868
PPG Industries, Inc.	217,888	29,352
The Chemours Co. LLC	3,530,370	92,990
The Mosaic Co.	1,136,762	29,510
		323,710
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	414,653	13,715
ArcelorMittal SA Class A unit (a)	1,569,937	33,895
Freeport-McMoRan, Inc.	1,191,179	32,055
Gatos Silver, Inc.	924,120	12,208
		91,873

TOTAL MATERIALS		415,583

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Park Hotels & Resorts, Inc.	91,942	1,534
Simon Property Group, Inc.	658,122	61,159
		62,693
Real Estate Management & Development - 0.5%
KE Holdings, Inc. ADR (a)	821,885	48,573
Opendoor Technologies, Inc. (a)(b)	534,152	13,952
Realogy Holdings Corp. (a)	1,037,400	14,731
Redfin Corp. (a)(b)	1,996,263	142,154
		219,410

TOTAL REAL ESTATE		282,103

UTILITIES - 0.1%
Electric Utilities - 0.0%
PG&E Corp. (a)	683,907	7,817
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	282,224	15,822
Shoals Technologies Group, Inc.	746,500	25,329
The AES Corp.	1,021,484	24,914
		66,065

TOTAL UTILITIES		73,882

TOTAL COMMON STOCKS
(Cost $20,211,093)		48,406,854

Preferred Stocks - 2.0%
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series C (a)(c)(e)	5,833,836	8,342
Series D (a)(c)(e)	6,810,656	9,739
		18,081
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
Rad Power Bikes, Inc.:
Series A (c)(e)	120,997	584
Series C (c)(e)	476,111	2,297
Rivian Automotive, Inc.:
Series E (c)(e)	2,276,313	83,882
Series F (c)(e)	1,007,008	37,108
		123,871
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC:
Series 3 (a)(c)(d)(e)	68,723	14,279
Series 4 (a)(c)(d)(e)	6,272	1,227
Series 5 (a)(c)(d)(e)	25,187	4,635
Topgolf International, Inc. Series F (a)(c)	415,730	9,720
		29,861
Internet & Direct Marketing Retail - 0.2%
Instacart, Inc. Series H (c)(e)	245,379	14,723
Reddit, Inc. Series B (a)(c)(e)	524,232	29,708
The Honest Co., Inc.:
Series C (a)(c)(e)	350,333	10,664
Series D (a)(c)(e)	77,448	2,357
Series E (a)(c)(e)	551,397	14,312
Zomato Pvt Ltd.:
Series B (c)(e)(h)	28	150
Series E (c)(e)(h)	187,572	0
Series G (c)(e)(h)	17	91
Series J7 (c)(e)	1,076	5,760
		77,765
Specialty Retail - 0.0%
Fanatics, Inc. Series E (c)(e)	1,040,349	17,988
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(e)	71,465	826
Series B (a)(c)(e)	12,560	145
Series C (a)(c)(e)	119,995	1,387
Series Seed (a)(c)(e)	38,400	444
		2,802
TOTAL CONSUMER DISCRETIONARY		252,287
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Blink Health, Inc. Series C (a)(c)(e)	150,137	4,900
Roofoods Ltd.:
Series F (a)(c)(e)	41,941	36,814
Series H (c)(e)	11,700	10,270
Sweetgreen, Inc.:
Series C (a)(c)(e)	15,004	197
Series D (a)(c)(e)	241,354	3,174
Series H (a)(c)(e)	3,242,523	42,639
Series I (a)(c)(e)	568,842	7,480
Series J (c)(e)	346,965	4,563
		110,037
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(e)	1,091,300	6,912
Tobacco - 0.4%
JUUL Labs, Inc.:
Series C (a)(c)(e)	2,570,575	169,067
Series D (a)(c)(e)	13,822	909
Series E (a)(c)(e)	14,959	984
		170,960
TOTAL CONSUMER STAPLES		287,909
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (c)(e)	606,719	6,532
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(e)	800,982	13,897
Immunocore Ltd. Series A (a)(c)	11,740	1,442
Nuvation Bio, Inc. Series A (a)(c)	8,221,300	14,058
		29,397
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(c)(e)	2,728,716	26,620
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(c)(e)	3,301	2,163
TOTAL HEALTH CARE		58,180
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(e)	97,277	26,265
Series H (a)(c)(e)	25,767	6,957
Series N (c)(e)	79,406	21,440
		54,662
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(e)	692,196	132
TOTAL INDUSTRIALS		54,794
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (c)(e)	12,084,432	13,398
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(c)(e)	646,522	20
ByteDance Ltd. Series E1 (c)(e)	293,038	32,109
Riskified Ltd.:
Series D (c)(e)	109,000	1,254
Series E (a)(c)(e)	370,000	4,255
		37,638
Software - 0.3%
ACV Auctions, Inc.:
Series E (a)(c)(e)	866,184	5,131
Series E1 (c)(e)	1,215,138	7,199
Compass, Inc. Series E (a)(c)(e)	53,263	9,742
Dataminr, Inc. Series D (a)(c)(e)	277,250	3,050
Delphix Corp. Series D (a)(c)(e)	675,445	5,640
DoubleVerify, Inc. Series A (c)(e)	5,121,308	29,381
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(e)	2,928,086	0
Malwarebytes Corp. Series B (a)(c)(e)	1,056,193	25,021
Nuvia, Inc. Series B (c)(e)	1,606,942	11,811
Taboola.Com Ltd. Series E (a)(c)	634,902	18,990
UiPath, Inc.:
Series A1 (a)(c)(e)	384,849	23,967
Series B1 (a)(c)(e)	19,170	1,194
Series B2 (a)(c)(e)	95,481	5,946
		147,072
TOTAL INFORMATION TECHNOLOGY		198,108

TOTAL CONVERTIBLE PREFERRED STOCKS		875,891

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Neutron Holdings, Inc.:
Series 1C (c)(e)	50,654,200	1,013
Series 1D (c)(e)	85,315,542	1,706
Volkswagen AG	258,031	48,987
Waymo LLC Series A2 (c)(e)	81,316	6,982
		58,688
Specialty Retail - 0.1%
Cazoo Holdings Ltd.:
Series A (c)(e)	10,823	158
Series B (c)(e)	189,488	2,759
Series C (c)(e)	3,846	56
Series D (c)(e)	676,921	9,855
		12,828
TOTAL CONSUMER DISCRETIONARY		71,516
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(e)	29,758	19,497

TOTAL NONCONVERTIBLE PREFERRED STOCKS		91,013

TOTAL PREFERRED STOCKS
(Cost $605,631)		966,904
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(e)	2,433	2,433
4% 6/12/27 (c)(e)	647	647
(Cost $3,080)		3,080

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(e)
(Cost $5,145)	5,145	5,145
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Securities Lending Cash Central Fund 0.09% (i)(j)
(Cost $767,983)	767,906,657	767,983
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $21,592,932)		50,149,966
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(804,896)
NET ASSETS - 100%		$49,345,070

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,367,536,000 or 2.8% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,709,000 or 0.3% of net assets.

 (g) Affiliated company

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
ACV Auctions, Inc. Series E	11/6/19	$4,790
ACV Auctions, Inc. Series E1	9/4/20	$7,199
Agbiome LLC Series C	6/29/18	$6,912
Alignment Healthcare Partners unit	2/28/20	$3,509
Allbirds, Inc.	10/9/18	$1,986
Allbirds, Inc. Series A	10/9/18	$784
Allbirds, Inc. Series B	10/9/18	$138
Allbirds, Inc. Series C	10/9/18	$1,316
Allbirds, Inc. Series Seed	10/9/18	$421
Ant International Co. Ltd. Class C	5/16/18	$24,503
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Atom Tickets LLC	8/15/17	$7,000
Blink Health, Inc. Series A1	12/30/20	$1,385
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$5,731
BTRS Holdings, Inc.	1/12/21	$7,342
ByteDance Ltd. Series E1	11/18/20	$32,109
CarLotz, Inc.	1/21/21	$11,014
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$1,360
Cazoo Holdings Ltd.	9/30/20	$4,545
Cazoo Holdings Ltd. Series A	9/30/20	$148
Cazoo Holdings Ltd. Series B	9/30/20	$2,598
Cazoo Holdings Ltd. Series C	9/30/20	$53
Cazoo Holdings Ltd. Series D	9/30/20	$9,281
Cibus Corp. Series C	2/16/18	$6,396
Cibus Corp. Series D	5/10/19	$2,146
Compass, Inc. Series E	11/3/17	$3,594
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
DoubleVerify, Inc. Series A	11/18/20	$29,381
Enevate Corp. Series E	1/29/21	$13,398
Enevate Corp. 0% 1/29/23	1/29/21	$5,145
Epic Games, Inc.	7/30/20	$3,525
Fanatics, Inc. Series E	8/13/20	$17,988
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$16,851
Immunocore Ltd. Series A	7/27/15	$2,122
Instacart, Inc. Series H	11/13/20	$14,723
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$453
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$321
Lordstown Motors Corp.	10/23/20	$32,063
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$9,415
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	$878
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	$3,590
Mulberry Health, Inc. Series A-8	1/20/16	$18,432
MultiPlan Corp.	10/8/20	$25,875
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$9,262
Neutron Holdings, Inc. Series 1D	1/25/19	$20,689
Neutron Holdings, Inc. warrants	6/4/20	$0
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$2,433
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$647
Novus Capital Corp.	1/29/21	$18,249
Nuvation Bio, Inc. Series A	6/17/19	$6,342
Nuvia, Inc. Series B	9/18/20	$5,154
Rad Power Bikes, Inc.	1/21/21	$4,477
Rad Power Bikes, Inc. Series A	1/21/21	$584
Rad Power Bikes, Inc. Series C	1/21/21	$2,297
Reddit, Inc. Series B	7/26/17	$7,442
Riskified Ltd.	12/20/19 - 4/15/20	$3,324
Riskified Ltd. Series D	11/18/20	$1,254
Riskified Ltd. Series E	10/28/19	$3,520
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$35,260
Rivian Automotive, Inc. Series F	1/19/21	$37,108
Roofoods Ltd. Series F	9/12/17	$14,829
Roofoods Ltd. Series H	1/15/21	$10,270
Rush Street Interactive, Inc.	12/29/20	$10,576
Skillz, Inc.	12/16/20	$17,820
Sonder Holdings, Inc. Series D1	12/20/19	$6,368
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Space Exploration Technologies Corp. Series N	8/4/20	$21,440
Starry, Inc. Series C	12/8/17	$5,379
Starry, Inc. Series D	3/6/19 - 7/30/20	$9,739
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$257
Sweetgreen, Inc. Series D	9/13/19	$4,127
Sweetgreen, Inc. Series H	11/9/18	$42,282
Sweetgreen, Inc. Series I	9/13/19	$9,727
Sweetgreen, Inc. Series J	1/21/21	$5,933
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,890
UiPath, Inc. Series A1	6/14/19	$5,048
UiPath, Inc. Series B1	6/14/19	$251
UiPath, Inc. Series B2	6/14/19	$1,252
Waymo LLC Series A2	5/8/20	$6,982
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$2,949
Zomato Pvt Ltd. Series B	1/22/21	$115
Zomato Pvt Ltd. Series E	1/22/21	$0
Zomato Pvt Ltd. Series G	1/22/21	$70
Zomato Pvt Ltd. Series J7	12/9/20	$4,383

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9
Fidelity Securities Lending Cash Central Fund	2,124
Total	$2,133

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Shift Technologies, Inc. Class A	13,233	3,245	4,493	--	(1,968)	(1,796)	--
Tupperware Brands Corp.	--	91,570	626	--	350	36,872	128,166
Total	$13,233	$94,815	$5,119	$--	$(1,618)	$35,076	$128,166

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$6,979,371	$6,652,271	$293,862	$33,238
Consumer Discretionary	15,466,572	15,016,885	127,179	322,508
Consumer Staples	817,793	525,018	--	292,775
Energy	428,399	428,399	--	--
Financials	594,079	468,740	81,245	44,094
Health Care	3,849,021	3,688,051	85,835	75,135
Industrials	2,774,057	2,653,025	--	121,032
Information Technology	17,692,898	17,449,804	30,334	212,760
Materials	415,583	415,583	--	--
Real Estate	282,103	282,103	--	--
Utilities	73,882	73,882	--	--
Corporate Bonds	3,080	--	--	3,080
Preferred Securities	5,145	--	--	5,145
Money Market Funds	767,983	767,983	--	--
Total Investments in Securities:	$50,149,966	$48,421,744	$618,455	$1,109,767

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$876,770
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	40,707
Cost of Purchases	253,251
Proceeds of Sales	(312)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(60,649)
Ending Balance	$1,109,767
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$47,318

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Cayman Islands	4.5%
Bermuda	2.7%
Netherlands	1.6%
Canada	1.3%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $739,813) — See accompanying schedule: Unaffiliated issuers (cost $20,733,655)	$49,253,817
Fidelity Central Funds (cost $767,983)	767,983
Other affiliated issuers (cost $91,294)	128,166
Total Investment in Securities (cost $21,592,932)		$50,149,966
Cash		1,286
Restricted cash		173
Receivable for investments sold		289,207
Receivable for fund shares sold		84,040
Dividends receivable		6,214
Interest receivable		81
Distributions receivable from Fidelity Central Funds		616
Prepaid expenses		37
Other receivables		1,609
Total assets		50,533,229
Liabilities
Payable for investments purchased
Regular delivery	$261,251
Delayed delivery	2,640
Payable for fund shares redeemed	58,200
Accrued management fee	26,950
Notes payable to affiliates	59,861
Other affiliated payables	4,513
Other payables and accrued expenses	6,798
Collateral on securities loaned	767,946
Total liabilities		1,188,159
Net Assets		$49,345,070
Net Assets consist of:
Paid in capital		$18,819,877
Total accumulated earnings (loss)		30,525,193
Net Assets		$49,345,070
Net Asset Value and Maximum Offering Price
Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($41,356,340 ÷ 250,526 shares)		$165.08
Class K:
Net Asset Value, offering price and redemption price per share ($7,988,730 ÷ 48,244 shares)		$165.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$69,456
Interest		59
Income from Fidelity Central Funds (including $2,124 from security lending)		2,133
Total income		71,648
Expenses
Management fee
Basic fee	$115,931
Performance adjustment	28,560
Transfer agent fees	24,377
Accounting fees	1,130
Custodian fees and expenses	302
Independent trustees' fees and expenses	99
Registration fees	607
Audit	61
Legal	56
Interest	29
Miscellaneous	90
Total expenses before reductions	171,242
Expense reductions	(1,001)
Total expenses after reductions		170,241
Net investment income (loss)		(98,593)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,506,544
Fidelity Central Funds	(1)
Other affiliated issuers	(1,618)
Foreign currency transactions	(213)
Written options	543
Total net realized gain (loss)		3,505,255
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $410)	7,195,040
Other affiliated issuers	35,076
Assets and liabilities in foreign currencies	46
Total change in net unrealized appreciation (depreciation)		7,230,162
Net gain (loss)		10,735,417
Net increase (decrease) in net assets resulting from operations		$10,636,824

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(98,593)	$(42,377)
Net realized gain (loss)	3,505,255	2,158,283
Change in net unrealized appreciation (depreciation)	7,230,162	8,360,607
Net increase (decrease) in net assets resulting from operations	10,636,824	10,476,513
Distributions to shareholders	(2,930,020)	(1,088,560)
Share transactions - net increase (decrease)	3,990,981	(79,561)
Total increase (decrease) in net assets	11,697,785	9,308,392
Net Assets
Beginning of period	37,647,285	28,338,893
End of period	$49,345,070	$37,647,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$138.12	$103.05	$99.75	$83.20	$69.52	$75.25
Income from Investment Operations
Net investment income (loss)A	(.36)	(.17)	(.04)	.11B	.11	.09
Net realized and unrealized gain (loss)	37.76	39.23	8.65	20.20	16.30	(2.16)
Total from investment operations	37.40	39.06	8.61	20.31	16.41	(2.07)
Distributions from net investment income	–	–	(.11)	(.08)	(.15)	(.03)
Distributions from net realized gain	(10.44)	(3.99)	(5.20)	(3.68)	(2.58)	(3.63)
Total distributions	(10.44)	(3.99)	(5.31)	(3.76)	(2.73)	(3.66)
Net asset value, end of period	$165.08	$138.12	$103.05	$99.75	$83.20	$69.52
Total ReturnC,D	28.08%	39.45%	9.09%	25.21%	24.48%	(2.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.80%	.72%	.70%	.82%
Expenses net of fee waivers, if any	.80%G	.79%	.80%	.72%	.70%	.82%
Expenses net of all reductions	.79%G	.78%	.80%	.72%	.69%	.82%
Net investment income (loss)	(.46)%G	(.16)%	(.04)%	.12%B	.15%	.13%
Supplemental Data
Net assets, end of period (in millions)	$41,356	$31,023	$23,023	$20,714	$16,993	$14,230
Portfolio turnover rateH	43%G,I	49%I	45%I	41%I	43%I	50%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Blue Chip Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$138.50	$103.24	$99.92	$83.34	$69.67	$75.36
Income from Investment Operations
Net investment income (loss)A	(.29)	(.08)	.05	.20B	.19	.16
Net realized and unrealized gain (loss)	37.87	39.33	8.66	20.22	16.32	(2.15)
Total from investment operations	37.58	39.25	8.71	20.42	16.51	(1.99)
Distributions from net investment income	–	–	(.19)	(.16)	(.27)	(.07)
Distributions from net realized gain	(10.49)	(3.99)	(5.20)	(3.68)	(2.58)	(3.63)
Total distributions	(10.49)	(3.99)	(5.39)	(3.84)	(2.84)C	(3.70)
Net asset value, end of period	$165.59	$138.50	$103.24	$99.92	$83.34	$69.67
Total ReturnD,E	28.14%	39.57%	9.20%	25.33%	24.63%	(2.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.70%	.70%	.62%	.59%	.70%
Expenses net of fee waivers, if any	.71%H	.69%	.70%	.62%	.59%	.70%
Expenses net of all reductions	.71%H	.69%	.70%	.62%	.58%	.70%
Net investment income (loss)	(.38)%H	(.07)%	.05%	.22%B	.26%	.25%
Supplemental Data
Net assets, end of period (in millions)	$7,989	$6,625	$5,316	$5,669	$5,665	$5,158
Portfolio turnover rateI	43%H,J	49%J	45%J	41%J	43%J	50%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,101,542	Market comparable	Enterprise value/Sales multiple (EV/S)	1.6 - 23.2 / 8.3	Increase
			Discount rate	40.5% - 75.0% / 56.5%	Decrease
			Premium rate	1.3% - 92.6% / 36.6%	Increase
			Discount for lack of marketability	10.0%	Decrease
			Conversion ratio	1.0 - 1.2 / 1.1	Increase
			Liquidity preference	$184.01 - $207.78 / $195.83	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$0.00 - $5,352.73 / $181.98	Increase
			Premium rate	59.0%	Increase
Corporate Bonds	$3,080	Market approach	Transaction price	$100.00	Increase
Preferred Securities	$5,145	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Blue Chip Growth Fund	$1,194

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,893,639
Gross unrealized depreciation	(384,931)
Net unrealized appreciation (depreciation)	$28,508,708
Tax cost	$21,641,258

The Fund elected to defer to its next fiscal year approximately $27,469 of ordinary losses recognized during the period January 1, 2020 to July 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Blue Chip Growth Fund	64,720.13

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations. Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth Fund	10,629,827	9,349,674

Unaffiliated Redemptions In-Kind. During the period, 1,769 shares of the Fund were redeemed in-kind for investments and cash with a value of $282,674. The net realized gain of $212,052 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets, as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 1,998 shares of the Fund were redeemed in-kind for investments and cash with a value of $233,639. The Fund had a net realized gain of $153,466 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund Blue Chip Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Blue Chip Growth	$22,748.13
Class K	1,629.04
	$24,377

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Blue Chip Growth Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth Fund	$192

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth Fund	Borrower	$26,022.33%		$27

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $802,891 and $574,369, respectively.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 2,673 shares of the Fund were redeemed in-kind for investments and cash with a value of $256,703. The Fund had a net realized gain of $135,027 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations and are listed below.

Amount
Fidelity Blue Chip Growth Fund	$43

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Growth Fund	$300	$137	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth Fund	$10,475.59%		$2

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $930 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $71.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Blue Chip Growth	$2,429,314	$886,288
Class K	500,706	202,272
Total	$2,930,020	$1,088,560

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Blue Chip Growth
Shares sold	39,405	50,328	$6,094,622	$5,529,774
Reinvestment of distributions	15,428	8,416	2,291,016	833,120
Shares redeemed	(28,914)	(57,543)(a),(b)	(4,430,109)	(6,053,757)(a),(b)
Net increase (decrease)	25,919	1,201	$3,955,529	$309,137
Class K
Shares sold	6,697	11,580	$1,033,493	$1,250,649
Reinvestment of distributions	3,365	2,039	500,706	202,272
Shares redeemed	(9,648)(c)	(17,282)(a),(b)	(1,498,747)(c)	(1,841,619)(a),(b)
Net increase (decrease)	414	(3,663)	$35,452	$(388,698)

 (a)  Amount includes in-kind redemptions (see the Prior fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior fiscal Year Affiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Blue Chip Growth Fund
Blue Chip Growth	.80%
Actual		$1,000.00	$1,280.80	$4.60
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class K	.71%
Actual		$1,000.00	$1,281.40	$4.08
Hypothetical-C		$1,000.00	$1,021.63	$3.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Blue Chip Growth Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

BCF-SANN-0321
1.700126.124

Fidelity® Dividend Growth Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Microsoft Corp.	7.9
Apple, Inc.	2.5
Visa, Inc. Class A	2.3
JPMorgan Chase & Co.	2.0
Broadcom, Inc.	1.7
UnitedHealth Group, Inc.	1.6
The Walt Disney Co.	1.5
Bank of America Corp.	1.4
Samsung Electronics Co. Ltd.	1.4
Wells Fargo & Co.	1.3
23.6

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	31.2
Consumer Discretionary	14.7
Industrials	11.0
Health Care	9.6
Financials	9.4

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 17.2%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.9%
Entertainment - 2.9%
Activision Blizzard, Inc.	691,900	$62,963
CD Projekt RED SA (a)(b)	300,500	24,506
The Walt Disney Co.	595,700	100,179
		187,648
Interactive Media & Services - 3.3%
Alphabet, Inc. Class A (a)	38,400	70,171
Facebook, Inc. Class A (a)	319,900	82,640
Tencent Holdings Ltd.	578,600	51,555
Z Holdings Corp.	2,000,800	12,424
		216,790
Media - 1.7%
Comcast Corp. Class A	1,295,892	64,237
Interpublic Group of Companies, Inc.	2,013,800	48,472
		112,709

TOTAL COMMUNICATION SERVICES		517,147

CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.1%
BorgWarner, Inc.	1,006,300	42,255
Lear Corp.	177,700	26,790
		69,045
Automobiles - 1.5%
General Motors Co.	1,095,900	55,540
Harley-Davidson, Inc.	793,800	31,823
Hyundai Motor Co.	43,960	9,001
		96,364
Diversified Consumer Services - 0.2%
H&R Block, Inc.	832,900	14,351
Hotels, Restaurants & Leisure - 4.2%
Aristocrat Leisure Ltd.	1,137,415	27,000
Cedar Fair LP (depositary unit)	317,900	12,748
Churchill Downs, Inc.	146,700	27,499
Domino's Pizza, Inc.	57,900	21,467
Hilton Worldwide Holdings, Inc.	392,800	39,826
Marriott International, Inc. Class A	345,800	40,220
Restaurant Brands International, Inc. (b)	683,700	39,449
Starbucks Corp.	632,900	61,271
Wingstop, Inc.	64,200	9,633
		279,113
Household Durables - 2.7%
Lennar Corp. Class A	624,800	51,952
Sony Corp.	521,600	49,924
Whirlpool Corp.	408,200	75,554
		177,430
Internet & Direct Marketing Retail - 0.7%
Expedia, Inc.	371,400	46,091
Leisure Products - 0.3%
Smith & Wesson Brands, Inc. (b)	717,600	11,883
Sturm, Ruger & Co., Inc.	69,000	4,372
		16,255
Multiline Retail - 1.2%
Dollar General Corp.	251,900	49,022
Target Corp.	175,700	31,832
		80,854
Specialty Retail - 1.4%
Camping World Holdings, Inc. (b)	829,500	28,336
Lowe's Companies, Inc.	247,400	41,279
Williams-Sonoma, Inc.	194,800	25,114
		94,729
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	450,301	38,393
Tapestry, Inc.	1,784,100	56,413
		94,806

TOTAL CONSUMER DISCRETIONARY		969,038

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Diageo PLC	663,500	26,638
Keurig Dr. Pepper, Inc. (b)	1,450,100	46,113
		72,751
Household Products - 1.4%
Energizer Holdings, Inc.	799,600	35,054
Spectrum Brands Holdings, Inc.	726,875	54,930
		89,984
Tobacco - 1.6%
Altria Group, Inc.	1,494,214	61,382
Swedish Match Co. AB	611,200	47,250
		108,632

TOTAL CONSUMER STAPLES		271,367

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp. (b)	1,147,200	14,248
Equinor ASA sponsored ADR	1,289,700	22,866
Exxon Mobil Corp.	1,427,997	64,031
Hess Corp.	361,400	19,508
Phillips 66 Co.	580,400	39,351
Reliance Industries Ltd. sponsored GDR (c)	601,100	30,476
		190,480
FINANCIALS - 9.4%
Banks - 4.7%
Bank of America Corp.	3,149,017	93,368
JPMorgan Chase & Co.	988,435	127,182
Wells Fargo & Co.	2,921,593	87,297
		307,847
Capital Markets - 2.2%
BlackRock, Inc. Class A	84,700	59,397
Intercontinental Exchange, Inc.	544,300	60,064
Raymond James Financial, Inc.	285,800	28,560
		148,021
Consumer Finance - 1.0%
American Express Co.	79,300	9,219
Discover Financial Services	666,900	55,713
		64,932
Insurance - 1.5%
Arthur J. Gallagher & Co.	445,800	51,450
The Travelers Companies, Inc.	340,800	46,451
		97,901

TOTAL FINANCIALS		618,701

HEALTH CARE - 9.6%
Biotechnology - 0.9%
AbbVie, Inc.	584,900	59,941
Health Care Equipment & Supplies - 0.5%
Envista Holdings Corp. (a)	970,100	34,477
Health Care Providers & Services - 4.5%
Anthem, Inc.	42,400	12,592
Cigna Corp.	355,400	77,140
CVS Health Corp.	581,800	41,686
Humana, Inc.	144,500	55,359
UnitedHealth Group, Inc.	315,406	105,213
		291,990
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	73,000	37,208
Pharmaceuticals - 3.1%
AstraZeneca PLC (United Kingdom)	283,800	28,951
Bristol-Myers Squibb Co.	617,400	37,927
Eli Lilly & Co.	350,600	72,914
Merck KGaA	162,900	27,222
Roche Holding AG (participation certificate)	113,280	39,094
		206,108

TOTAL HEALTH CARE		629,724

INDUSTRIALS - 11.0%
Aerospace & Defense - 0.8%
HEICO Corp. Class A	229,451	24,393
The Boeing Co.	163,500	31,750
		56,143
Air Freight & Logistics - 1.4%
FedEx Corp.	157,100	36,972
United Parcel Service, Inc. Class B	313,900	48,655
ZTO Express, Inc. (a)	238,000	7,780
		93,407
Airlines - 0.2%
Copa Holdings SA Class A	209,900	16,240
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc.	1,771,800	50,019
Electrical Equipment - 0.3%
AMETEK, Inc.	166,300	18,835
Industrial Conglomerates - 1.7%
General Electric Co.	8,035,000	85,814
Roper Technologies, Inc.	67,800	26,639
		112,453
Machinery - 2.9%
AG Growth International, Inc.	317,300	8,799
Allison Transmission Holdings, Inc.	848,502	34,534
Cummins, Inc.	141,800	33,241
Fortive Corp.	335,100	22,143
PACCAR, Inc.	515,200	46,997
Snap-On, Inc. (b)	64,900	11,681
Toro Co.	344,700	32,488
		189,883
Professional Services - 1.4%
Equifax, Inc.	192,300	34,058
IHS Markit Ltd.	425,300	37,035
Robert Half International, Inc.	278,500	18,799
		89,892
Road & Rail - 1.5%
Knight-Swift Transportation Holdings, Inc. Class A	825,684	33,027
Ryder System, Inc.	300,600	18,815
TFI International, Inc. (Canada)	703,800	46,749
		98,591

TOTAL INDUSTRIALS		725,463

INFORMATION TECHNOLOGY - 31.2%
Electronic Equipment & Components - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,942,000	19,672
TE Connectivity Ltd.	265,000	31,906
Vontier Corp. (a)	6,702	217
		51,795
IT Services - 6.6%
Amadeus IT Holding SA Class A	91,700	5,854
Amdocs Ltd.	291,100	20,557
Cognizant Technology Solutions Corp. Class A	484,300	37,751
DXC Technology Co.	1,154,500	32,557
Fidelity National Information Services, Inc.	552,900	68,261
Genpact Ltd.	1,494,000	57,190
Global Payments, Inc.	254,500	44,924
ManTech International Corp. Class A	152,400	13,669
Visa, Inc. Class A	792,000	153,054
		433,817
Semiconductors & Semiconductor Equipment - 9.4%
Analog Devices, Inc.	405,400	59,728
Broadcom, Inc.	241,600	108,841
Intel Corp.	1,039,400	57,697
KLA Corp.	169,400	47,444
Lam Research Corp.	126,600	61,268
Marvell Technology Group Ltd.	806,500	41,502
NVIDIA Corp.	102,900	53,466
NXP Semiconductors NV	98,400	15,790
Qualcomm, Inc.	495,500	77,437
SK Hynix, Inc.	273,440	29,951
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	354,600	43,091
Universal Display Corp.	88,100	20,335
		616,550
Software - 10.5%
Intuit, Inc.	214,300	77,412
Microsoft Corp.	2,239,700	519,522
SAP SE	234,000	29,692
SS&C Technologies Holdings, Inc.	878,600	55,246
Temenos Group AG	103,310	13,088
		694,960
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	1,238,872	163,482
Samsung Electronics Co. Ltd.	1,263,820	92,663
		256,145

TOTAL INFORMATION TECHNOLOGY		2,053,267

MATERIALS - 4.5%
Chemicals - 3.2%
Albemarle Corp. U.S.	128,500	20,902
DuPont de Nemours, Inc.	658,500	52,318
LG Chemical Ltd.	50,730	41,595
LyondellBasell Industries NV Class A	475,700	40,796
Olin Corp.	202,720	4,847
The Chemours Co. LLC	197,697	5,207
Valvoline, Inc.	1,005,600	23,873
W.R. Grace & Co.	374,000	21,699
		211,237
Metals & Mining - 1.3%
Barrick Gold Corp.	1,140,800	25,520
Glencore Xstrata PLC	4,813,500	16,068
Newmont Corp.	785,700	46,828
		88,416

TOTAL MATERIALS		299,653

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	184,600	41,971
CoreSite Realty Corp.	286,300	38,490
Four Corners Property Trust, Inc.	1,350,500	35,599
National Retail Properties, Inc.	312,400	12,184
Simon Property Group, Inc.	359,200	33,380
		161,624
UTILITIES - 1.8%
Electric Utilities - 0.4%
Edison International	485,200	28,219
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	121,400	9,894
The AES Corp.	2,141,200	52,224
		62,118
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	1,221,500	25,761

TOTAL UTILITIES		116,098

TOTAL COMMON STOCKS
(Cost $5,273,636)		6,552,562

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.09% (d)	17,781,912	17,785
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	109,993,264	110,004
TOTAL MONEY MARKET FUNDS
(Cost $127,789)		127,789
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $5,401,425)		6,680,351
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(96,895)
NET ASSETS - 100%		$6,583,456

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,476,000 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9
Fidelity Securities Lending Cash Central Fund	77
Total	$86

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$517,147	$441,086	$76,061	$--
Consumer Discretionary	969,038	919,114	49,924	--
Consumer Staples	271,367	244,729	26,638	--
Energy	190,480	190,480	--	--
Financials	618,701	618,701	--	--
Health Care	629,724	561,679	68,045	--
Industrials	725,463	717,683	7,780	--
Information Technology	2,053,267	2,017,721	35,546	--
Materials	299,653	283,585	16,068	--
Real Estate	161,624	161,624	--	--
Utilities	116,098	116,098	--	--
Money Market Funds	127,789	127,789	--	--
Total Investments in Securities:	$6,680,351	$6,400,289	$280,062	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.8%
Canada	2.8%
Korea (South)	2.6%
Bermuda	2.1%
Switzerland	1.3%
Taiwan	1.0%
Japan	1.0%
Others (Individually Less Than 1%)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $101,704) — See accompanying schedule: Unaffiliated issuers (cost $5,273,636)	$6,552,562
Fidelity Central Funds (cost $127,789)	127,789
Total Investment in Securities (cost $5,401,425)		$6,680,351
Foreign currency held at value (cost $1,591)		1,591
Receivable for investments sold		37,265
Receivable for fund shares sold		2,757
Dividends receivable		7,133
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		7
Other receivables		918
Total assets		6,730,030
Liabilities
Payable for investments purchased	$29,363
Payable for fund shares redeemed	3,908
Accrued management fee	1,871
Other affiliated payables	763
Other payables and accrued expenses	670
Collateral on securities loaned	109,999
Total liabilities		146,574
Net Assets		$6,583,456
Net Assets consist of:
Paid in capital		$5,572,179
Total accumulated earnings (loss)		1,011,277
Net Assets		$6,583,456
Net Asset Value and Maximum Offering Price
Dividend Growth:
Net Asset Value, offering price and redemption price per share ($5,238,565 ÷ 169,657 shares)		$30.88
Class K:
Net Asset Value, offering price and redemption price per share ($1,344,891 ÷ 43,616 shares)		$30.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$64,701
Income from Fidelity Central Funds (including $77 from security lending)		86
Total income		64,787
Expenses
Management fee
Basic fee	$16,689
Performance adjustment	(6,773)
Transfer agent fees	3,915
Accounting fees	567
Custodian fees and expenses	30
Independent trustees' fees and expenses	15
Registration fees	27
Audit	35
Legal	14
Interest	6
Miscellaneous	12
Total expenses before reductions	14,537
Expense reductions	(340)
Total expenses after reductions		14,197
Net investment income (loss)		50,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(217,391)
Foreign currency transactions	96
Total net realized gain (loss)		(217,295)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,285,822
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		1,285,825
Net gain (loss)		1,068,530
Net increase (decrease) in net assets resulting from operations		$1,119,120

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,590	$139,665
Net realized gain (loss)	(217,295)	49,483
Change in net unrealized appreciation (depreciation)	1,285,825	(640,210)
Net increase (decrease) in net assets resulting from operations	1,119,120	(451,062)
Distributions to shareholders	(129,527)	(360,272)
Share transactions - net increase (decrease)	(318,633)	(484,245)
Total increase (decrease) in net assets	670,960	(1,295,579)
Net Assets
Beginning of period	5,912,496	7,208,075
End of period	$6,583,456	$5,912,496

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Dividend Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.38	$29.59	$33.79	$35.06	$31.51	$34.46
Income from Investment Operations
Net investment income (loss)A	.23	.58	.59	.65	.53	.48
Net realized and unrealized gain (loss)	4.86	(2.29)	1.01B	3.72	3.53	(.61)C
Total from investment operations	5.09	(1.71)	1.60	4.37	4.06	(.13)
Distributions from net investment income	(.59)	(.49)	(.60)	(.60)	(.51)	(.47)
Distributions from net realized gain	–	(1.01)	(5.20)	(5.04)	–	(2.36)
Total distributions	(.59)	(1.50)	(5.80)	(5.64)	(.51)	(2.82)D
Net asset value, end of period	$30.88	$26.38	$29.59	$33.79	$35.06	$31.51
Total ReturnE,F	19.51%	(6.24)%	5.38%B	13.60%	13.06%	.26%C
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%I	.49%	.50%	.50%	.52%	.62%
Expenses net of fee waivers, if any	.48%I	.49%	.50%	.50%	.52%	.61%
Expenses net of all reductions	.47%I	.48%	.49%	.49%	.52%	.61%
Net investment income (loss)	1.58%I	2.11%	2.05%	1.94%	1.60%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$5,239	$4,685	$5,728	$6,055	$5,952	$5,849
Portfolio turnover rateJ	136%I	69%	101%	115%	43%	30%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.19%

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .22%

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.36	$29.56	$33.76	$35.04	$31.50	$34.45
Income from Investment Operations
Net investment income (loss)A	.24	.61	.63	.69	.56	.52
Net realized and unrealized gain (loss)	4.84	(2.28)	1.01B	3.71	3.53	(.61)C
Total from investment operations	5.08	(1.67)	1.64	4.40	4.09	(.09)
Distributions from net investment income	(.61)	(.52)	(.63)	(.64)	(.55)	(.50)
Distributions from net realized gain	–	(1.01)	(5.20)	(5.04)	–	(2.36)
Total distributions	(.61)	(1.53)	(5.84)D	(5.68)	(.55)	(2.86)
Net asset value, end of period	$30.83	$26.36	$29.56	$33.76	$35.04	$31.50
Total ReturnE,F	19.54%	(6.11)%	5.50%B	13.70%	13.16%	.39%C
Ratios to Average Net AssetsG,H
Expenses before reductions	.38%I	.39%	.40%	.40%	.41%	.50%
Expenses net of fee waivers, if any	.38%I	.39%	.39%	.40%	.41%	.50%
Expenses net of all reductions	.37%I	.38%	.38%	.39%	.41%	.49%
Net investment income (loss)	1.69%I	2.22%	2.16%	2.05%	1.71%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$1,345	$1,228	$1,480	$1,212	$1,477	$1,691
Portfolio turnover rateJ	136%I	69%	101%	115%	43%	30%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.31%

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .35%

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Dividend Growth Fund	$611

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,379,251
Gross unrealized depreciation	(107,600)
Net unrealized appreciation (depreciation)	$1,271,651
Tax cost	$5,408,700

The Fund elected to defer to its next fiscal year approximately $21,216 of capital losses recognized during the period November 1, 2019 to July 31, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend Growth Fund	4,190,854	4,596,183

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .31% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Dividend Growth	$3,628.15
Class K	287.04
	$3,915

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Dividend Growth Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Dividend Growth Fund	$122

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Dividend Growth Fund	Borrower	$9,636.33%		$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $286,918 and $279,880, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Dividend Growth Fund	$6

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend Growth Fund	$10	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Dividend Growth Fund	$3,252.58%		$–(a)

 (a) In the amount of less than five hundred dollars

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $330 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Dividend Growth	$101,466	$283,522
Class K	28,061	76,750
Total	$129,527	$360,272

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Dividend Growth
Shares sold	4,091	10,791	$118,525	$295,876
Reinvestment of distributions	3,455	9,212	96,813	270,346
Shares redeemed	(15,469)	(36,024)	(446,272)	(968,773)
Net increase (decrease)	(7,923)	(16,021)	$(230,934)	$(402,551)
Class K
Shares sold	4,946	13,439	$142,720	$362,888
Reinvestment of distributions	1,002	2,620	28,061	76,750
Shares redeemed	(8,907)	(19,551)	(258,480)	(521,332)
Net increase (decrease)	(2,959)	(3,492)	$(87,699)	$(81,694)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Dividend Growth Fund
Dividend Growth	.48%
Actual		$1,000.00	$1,195.10	$2.66
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class K	.38%
Actual		$1,000.00	$1,195.40	$2.10
Hypothetical-C		$1,000.00	$1,023.29	$1.94

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Dividend Growth Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

DGF-SANN-0321
1.470802.124

Fidelity® Blue Chip Value Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.5
Samsung Electronics Co. Ltd.	3.8
Bank of America Corp.	3.6
Cisco Systems, Inc.	3.4
Comcast Corp. Class A	3.3
Roche Holding AG (participation certificate)	3.0
CVS Health Corp.	2.8
Alexion Pharmaceuticals, Inc.	2.7
Capital One Financial Corp.	2.6
UnitedHealth Group, Inc.	2.6
32.3

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Health Care	22.2
Financials	20.3
Information Technology	11.3
Communication Services	9.4
Industrials	8.7

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	97.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 18.3%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	221,000	$12,099,750
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	5,200	9,502,272
Media - 4.8%
Comcast Corp. Class A	312,200	15,475,754
Interpublic Group of Companies, Inc.	297,100	7,151,197
		22,626,951

TOTAL COMMUNICATION SERVICES		44,228,973

CONSUMER DISCRETIONARY - 6.1%
Household Durables - 0.8%
Newell Brands, Inc.	166,800	4,006,536
Multiline Retail - 1.6%
Dollar General Corp.	38,300	7,453,563
Specialty Retail - 3.7%
Best Buy Co., Inc.	81,600	8,879,712
Lowe's Companies, Inc.	50,700	8,459,295
		17,339,007

TOTAL CONSUMER DISCRETIONARY		28,799,106

CONSUMER STAPLES - 7.0%
Beverages - 1.1%
C&C Group PLC (United Kingdom) (a)	1,677,300	5,308,732
Food & Staples Retailing - 1.9%
Kroger Co.	266,500	9,194,250
Food Products - 1.5%
Mondelez International, Inc.	128,200	7,107,408
Household Products - 2.5%
Procter & Gamble Co.	90,600	11,615,826

TOTAL CONSUMER STAPLES		33,226,216

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Parex Resources, Inc. (a)	474,000	7,172,551
Teekay LNG Partners LP	224,100	2,776,599
		9,949,150
FINANCIALS - 20.3%
Banks - 8.8%
Bank of America Corp.	567,000	16,811,550
JPMorgan Chase & Co.	81,400	10,473,738
M&T Bank Corp.	49,700	6,583,759
PNC Financial Services Group, Inc.	53,000	7,606,560
		41,475,607
Consumer Finance - 2.6%
Capital One Financial Corp.	117,500	12,250,550
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	93,900	21,396,993
Insurance - 4.4%
Chubb Ltd.	77,700	11,318,559
The Travelers Companies, Inc.	69,600	9,486,480
		20,805,039

TOTAL FINANCIALS		95,928,189

HEALTH CARE - 22.2%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	84,900	13,017,717
Regeneron Pharmaceuticals, Inc. (a)	10,900	5,491,856
		18,509,573
Health Care Providers & Services - 11.9%
Anthem, Inc.	32,300	9,592,454
Centene Corp. (a)	152,400	9,189,720
Cigna Corp.	56,200	12,198,210
CVS Health Corp.	182,700	13,090,455
UnitedHealth Group, Inc.	36,600	12,209,028
		56,279,867
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	139,600	8,575,628
Roche Holding AG (participation certificate)	41,200	14,218,618
Sanofi SA sponsored ADR	160,200	7,563,042
		30,357,288

TOTAL HEALTH CARE		105,146,728

INDUSTRIALS - 8.7%
Air Freight & Logistics - 0.9%
Deutsche Post AG	82,500	4,075,096
Building Products - 1.8%
Owens Corning	112,000	8,691,200
Electrical Equipment - 1.8%
Regal Beloit Corp.	68,800	8,633,024
Industrial Conglomerates - 1.5%
Siemens AG	44,100	6,847,036
Machinery - 2.7%
ITT, Inc.	86,700	6,477,357
Oshkosh Corp.	69,500	6,365,505
		12,842,862

TOTAL INDUSTRIALS		41,089,218

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 3.4%
Cisco Systems, Inc.	365,700	16,302,906
IT Services - 4.1%
Amdocs Ltd.	127,900	9,032,298
Cognizant Technology Solutions Corp. Class A	130,100	10,141,295
		19,173,593

TOTAL INFORMATION TECHNOLOGY		35,476,499

REAL ESTATE - 1.8%
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	140,200	8,549,396
UTILITIES - 8.1%
Electric Utilities - 6.9%
Evergy, Inc.	112,900	6,066,117
Exelon Corp.	151,300	6,288,028
PG&E Corp. (a)	498,000	5,692,140
PPL Corp.	213,900	5,918,613
Southern Co.	141,800	8,354,856
		32,319,754
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp.	287,600	5,743,372

TOTAL UTILITIES		38,063,126

TOTAL COMMON STOCKS
(Cost $389,432,728)		440,456,601

Nonconvertible Preferred Stocks - 3.8%
INFORMATION TECHNOLOGY - 3.8%
Technology Hardware, Storage & Peripherals - 3.8%
Samsung Electronics Co. Ltd.
(Cost $10,824,803)	273,570	17,881,032

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.09% (b)
(Cost $12,945,206)	12,942,617	12,945,206
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $413,202,737)		471,282,839
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,290,988
NET ASSETS - 100%		$472,573,827

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,020
Fidelity Securities Lending Cash Central Fund	24
Total	$7,044

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$44,228,973	$44,228,973	$--	$--
Consumer Discretionary	28,799,106	28,799,106	--	--
Consumer Staples	33,226,216	33,226,216	--	--
Energy	9,949,150	9,949,150	--	--
Financials	95,928,189	95,928,189	--	--
Health Care	105,146,728	90,928,110	14,218,618	--
Industrials	41,089,218	37,014,122	4,075,096	--
Information Technology	53,357,531	53,357,531	--	--
Real Estate	8,549,396	8,549,396	--	--
Utilities	38,063,126	38,063,126	--	--
Money Market Funds	12,945,206	12,945,206	--	--
Total Investments in Securities:	$471,282,839	$452,989,125	$18,293,714	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.7%
Switzerland	5.4%
Korea (South)	3.8%
Germany	2.4%
Bailiwick of Guernsey	1.9%
France	1.6%
Canada	1.5%
Ireland	1.1%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $400,257,531)	$458,337,633
Fidelity Central Funds (cost $12,945,206)	12,945,206
Total Investment in Securities (cost $413,202,737)		$471,282,839
Receivable for fund shares sold		837,868
Dividends receivable		1,140,287
Distributions receivable from Fidelity Central Funds		1,397
Prepaid expenses		426
Other receivables		8,844
Total assets		473,271,661
Liabilities
Payable for fund shares redeemed	$444,909
Accrued management fee	138,750
Transfer agent fee payable	63,916
Other affiliated payables	15,449
Other payables and accrued expenses	34,810
Total liabilities		697,834
Net Assets		$472,573,827
Net Assets consist of:
Paid in capital		$451,991,792
Total accumulated earnings (loss)		20,582,035
Net Assets		$472,573,827
Net Asset Value, offering price and redemption price per share ($472,573,827 ÷ 24,043,568 shares)		$19.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$3,933,072
Income from Fidelity Central Funds (including $24 from security lending)		7,044
Total income		3,940,116
Expenses
Management fee
Basic fee	$1,088,801
Performance adjustment	(423,050)
Transfer agent fees	365,420
Accounting fees	80,117
Custodian fees and expenses	9,614
Independent trustees' fees and expenses	961
Registration fees	14,398
Audit	30,458
Legal	1,118
Miscellaneous	21,394
Total expenses before reductions	1,189,231
Expense reductions	(665)
Total expenses after reductions		1,188,566
Net investment income (loss)		2,751,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,034,776)
Fidelity Central Funds	(172)
Foreign currency transactions	5,866
Total net realized gain (loss)		(14,029,082)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	72,642,894
Fidelity Central Funds	(1,013)
Assets and liabilities in foreign currencies	(1,115)
Total change in net unrealized appreciation (depreciation)		72,640,766
Net gain (loss)		58,611,684
Net increase (decrease) in net assets resulting from operations		$61,363,234

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,751,550	$7,370,540
Net realized gain (loss)	(14,029,082)	(3,138,047)
Change in net unrealized appreciation (depreciation)	72,640,766	(55,625,817)
Net increase (decrease) in net assets resulting from operations	61,363,234	(51,393,324)
Distributions to shareholders	(4,701,233)	(8,938,882)
Share transactions
Proceeds from sales of shares	108,134,833	202,642,931
Reinvestment of distributions	3,381,384	6,231,606
Cost of shares redeemed	(71,390,128)	(250,462,635)
Net increase (decrease) in net assets resulting from share transactions	40,126,089	(41,588,098)
Total increase (decrease) in net assets	96,788,090	(101,920,304)
Net Assets
Beginning of period	375,785,737	477,706,041
End of period	$472,573,827	$375,785,737
Other Information
Shares
Sold	5,661,167	12,491,357
Issued in reinvestment of distributions	185,697	315,279
Redeemed	(3,880,644)	(14,965,007)
Net increase (decrease)	1,966,220	(2,158,371)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Value Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.02	$19.71	$19.90	$18.85	$16.19	$16.88
Income from Investment Operations
Net investment income (loss)A	.12	.31	.32	.26	.18	.19
Net realized and unrealized gain (loss)	2.72	(2.63)	(.14)B	1.01	2.66	(.59)
Total from investment operations	2.84	(2.32)	.18	1.27	2.84	(.40)
Distributions from net investment income	(.21)	(.31)	(.29)	(.21)	(.18)	(.28)
Distributions from net realized gain	–	(.06)	(.09)	–C	–	(.01)
Total distributions	(.21)	(.37)	(.37)D	(.22)D	(.18)	(.29)
Net asset value, end of period	$19.65	$17.02	$19.71	$19.90	$18.85	$16.19
Total ReturnE,F	16.80%	(12.03)%	.99%B	6.79%	17.68%	(2.31)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.58%I	.63%	.65%	.70%	.79%	.88%
Expenses net of fee waivers, if any	.58%I	.63%	.65%	.70%	.79%	.88%
Expenses net of all reductions	.58%I	.61%	.65%	.70%	.78%	.88%
Net investment income (loss)	1.34%I	1.71%	1.67%	1.34%	1.04%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$472,574	$375,786	$477,706	$393,503	$412,230	$457,177
Portfolio turnover rateJ	93%I	119%	44%	45%	32%	54%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .91%.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$68,228,598
Gross unrealized depreciation	(11,687,028)
Net unrealized appreciation (depreciation)	$56,541,570
Tax cost	$414,741,269

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(15,583,954)
Long-term	(5,631,809)
Total capital loss carryforward	$(21,215,763)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Value Fund	219,976,661	184,172,187

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .32% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Blue Chip Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Value Fund	$2,498

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $18,688,189 and $11,289,223, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Blue Chip Value Fund	$405

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Value Fund	$2	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $662.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Blue Chip Value Fund	.58%
Actual		$1,000.00	$1,168.00	$3.17
Hypothetical-C		$1,000.00	$1,022.28	$2.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Blue Chip Value Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

BCV-SANN-0321
1.789715.118

Fidelity® Small Cap Growth Fund

Semi-Annual Report

January 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
StepStone Group, Inc. Class A	1.5
Crocs, Inc.	1.4
Builders FirstSource, Inc.	1.4
SiTime Corp.	1.4
Insulet Corp.	1.4
Novavax, Inc.	1.2
Compass, Inc. Series E	1.1
Caesars Entertainment, Inc.	1.1
Kornit Digital Ltd.	1.1
American Eagle Outfitters, Inc.	1.1
12.7

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Health Care	33.3
Information Technology	21.1
Consumer Discretionary	16.4
Industrials	15.5
Financials	6.9

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks	97.4%
Convertible Securities	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 10.2%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 1.7%
Entertainment - 0.2%
Gaia, Inc. Class A (a)	229,713	$2,099,577
Marcus Corp.	86,544	1,523,174
Skillz, Inc. (a)(b)	318,400	8,794,208
		12,416,959
Interactive Media & Services - 0.1%
QuinStreet, Inc. (a)	283,077	5,992,740
Media - 1.4%
Cardlytics, Inc. (a)(b)	235,886	28,841,781
TechTarget, Inc. (a)	644,515	48,145,271
		76,987,052

TOTAL COMMUNICATION SERVICES		95,396,751

CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.7%
Visteon Corp. (a)	294,400	37,530,112
Diversified Consumer Services - 0.6%
Arco Platform Ltd. Class A (a)(b)	579,766	18,401,773
Grand Canyon Education, Inc. (a)	182,823	15,528,986
		33,930,759
Hotels, Restaurants & Leisure - 3.5%
Caesars Entertainment, Inc. (a)	884,200	62,238,838
Churchill Downs, Inc.	268,491	50,328,638
Lindblad Expeditions Holdings (a)(c)	3,138,536	49,275,015
SeaWorld Entertainment, Inc. (a)	333,500	9,528,095
Wingstop, Inc.	175,205	26,289,510
		197,660,096
Household Durables - 3.6%
Helen of Troy Ltd. (a)(b)	217,375	53,093,844
Lovesac (a)(b)	177,400	10,030,196
M/I Homes, Inc. (a)	311,791	15,393,122
Purple Innovation, Inc. (a)	541,200	18,422,448
Taylor Morrison Home Corp. (a)	1,446,946	37,591,657
Tempur Sealy International, Inc. (a)	388,800	10,264,320
TopBuild Corp. (a)(b)	128,200	25,633,590
Whirlpool Corp.	155,691	28,816,847
		199,246,024
Internet & Direct Marketing Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	483,700	14,864,101
Farfetch Ltd. Class A (a)	580,311	35,538,246
Kogan.Com Ltd.	1,583,074	21,765,459
Porch Group, Inc. Class A (a)(b)	166,800	2,471,976
Revolve Group, Inc. (a)(b)	746,062	27,723,664
Stamps.com, Inc. (a)	47,766	10,905,455
		113,268,901
Leisure Products - 0.2%
Acushnet Holdings Corp.	211,104	8,617,265
Polaris, Inc.	43,343	5,056,828
		13,674,093
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	111,002	10,515,219
Specialty Retail - 3.0%
American Eagle Outfitters, Inc. (b)	2,583,200	58,612,808
Floor & Decor Holdings, Inc. Class A (a)	376,718	34,684,426
Lithia Motors, Inc. Class A (sub. vtg.)	93,100	29,669,108
Musti Group OYJ	404,473	12,654,067
Williams-Sonoma, Inc.	230,336	29,694,917
		165,315,326
Textiles, Apparel & Luxury Goods - 2.4%
Crocs, Inc. (a)	1,116,300	78,163,326
Deckers Outdoor Corp. (a)	149,670	43,700,647
Tapestry, Inc.	336,000	10,624,320
		132,488,293

TOTAL CONSUMER DISCRETIONARY		903,628,823

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	1,107,700	46,600,939
Food Products - 0.6%
Bunge Ltd.	157,900	10,332,976
Nomad Foods Ltd. (a)	800,501	20,092,575
		30,425,551
Personal Products - 0.3%
Herbalife Nutrition Ltd. (a)	325,500	16,587,480

TOTAL CONSUMER STAPLES		93,613,970

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enviva Partners LP	63,599	3,168,502
Renewable Energy Group, Inc. (a)(b)	427,200	38,277,120
		41,445,622
FINANCIALS - 6.6%
Banks - 0.2%
Signature Bank	85,200	14,074,188
Capital Markets - 3.6%
Cowen Group, Inc. Class A (b)	969,873	24,392,306
Lazard Ltd. Class A	377,811	15,565,813
LPL Financial	336,256	36,429,975
Morningstar, Inc.	101,834	23,410,618
StepStone Group, Inc. Class A	2,516,346	83,955,364
Vesper Healthcare Acquisition Corp. Class A (a)	1,579,800	16,540,506
		200,294,582
Consumer Finance - 0.5%
Green Dot Corp. Class A (a)	257,700	12,944,271
OneMain Holdings, Inc.	290,600	13,530,336
		26,474,607
Diversified Financial Services - 0.6%
Northern Star Acquisition Corp. unit (c)	2,345,414	32,085,264
Insurance - 1.7%
American Financial Group, Inc.	272,879	25,688,829
Assurant, Inc.	177,400	24,032,378
Brown & Brown, Inc.	375,600	16,184,604
BRP Group, Inc. (a)	601,144	13,952,552
RenaissanceRe Holdings Ltd.	108,508	16,323,944
		96,182,307

TOTAL FINANCIALS		369,110,948

HEALTH CARE - 33.2%
Biotechnology - 17.5%
4D Molecular Therapeutics, Inc.	472,720	20,024,419
Acceleron Pharma, Inc. (a)	243,156	28,091,813
ADC Therapeutics SA (a)	217,514	6,214,375
Agios Pharmaceuticals, Inc. (a)	343,059	16,113,481
Allovir, Inc. (a)(b)	432,000	15,798,240
ALX Oncology Holdings, Inc. (a)(b)	266,500	21,120,125
Annexon, Inc. (a)	248,800	5,473,600
Argenx SE ADR (a)	117,226	34,349,563
Ascendis Pharma A/S sponsored ADR (a)	229,102	34,399,665
Avid Bioservices, Inc. (a)	1,171,338	17,089,821
Blueprint Medicines Corp. (a)	349,975	33,860,081
CareDx, Inc. (a)(b)	170,478	13,029,634
Cullinan Management, Inc.	9,800	372,498
Deciphera Pharmaceuticals, Inc. (a)	198,816	8,787,667
Emergent BioSolutions, Inc. (a)	203,502	21,744,189
Exelixis, Inc. (a)	937,700	20,826,317
Fate Therapeutics, Inc. (a)	221,481	20,072,823
FibroGen, Inc. (a)(b)	436,494	21,030,281
Forma Therapeutics Holdings, Inc.	431,700	16,676,571
Fusion Pharmaceuticals, Inc. (a)	30,400	343,520
Generation Bio Co.	36,597	963,599
Halozyme Therapeutics, Inc. (a)(b)	861,500	40,998,785
ImmunoGen, Inc. (a)	1,254,400	8,943,872
Iovance Biotherapeutics, Inc. (a)	263,155	11,536,715
Keros Therapeutics, Inc.	163,800	9,344,790
Kronos Bio, Inc. (b)	36,600	1,006,134
Kura Oncology, Inc. (a)	943,441	28,256,058
Kymera Therapeutics, Inc. (a)(b)	430,011	26,639,181
Mirati Therapeutics, Inc. (a)	208,706	42,853,603
Morphic Holding, Inc. (a)	348,378	11,726,403
Natera, Inc. (a)	434,888	46,376,456
Neurocrine Biosciences, Inc. (a)	128,200	14,069,950
Nkarta, Inc. (a)	16,700	662,322
Novavax, Inc. (a)	304,100	67,187,854
ORIC Pharmaceuticals, Inc. (a)	49,158	1,441,313
Passage Bio, Inc.	715,171	13,345,091
Poseida Therapeutics, Inc. (a)	17,500	152,250
Prelude Therapeutics, Inc.	290,599	18,874,405
Protagonist Therapeutics, Inc. (a)	720,288	14,917,164
PTC Therapeutics, Inc. (a)	415,500	24,024,210
Relay Therapeutics, Inc. (a)	429,743	21,306,658
Repare Therapeutics, Inc.	446,700	16,577,037
Repligen Corp. (a)	70,538	14,107,600
Revolution Medicines, Inc.	435,808	18,364,949
Shattuck Labs, Inc.	90,200	4,474,822
Silverback Therapeutics, Inc.	60,266	2,646,883
Stoke Therapeutics, Inc. (a)	23,500	1,435,380
Taysha Gene Therapies, Inc.	89,917	2,337,842
TG Therapeutics, Inc. (a)(b)	1,211,360	58,472,347
Turning Point Therapeutics, Inc. (a)	373,473	46,867,127
Veracyte, Inc. (a)	128,400	7,280,280
Vericel Corp. (a)(b)	543,000	22,409,610
Viela Bio, Inc. (a)	524,521	18,190,388
Xenon Pharmaceuticals, Inc. (a)	224,674	3,224,072
Zymeworks, Inc. (a)	43,179	1,460,314
		977,894,147
Health Care Equipment & Supplies - 5.1%
Axonics Modulation Technologies, Inc. (a)(b)	484,632	25,055,474
CryoPort, Inc. (a)(b)	253,970	17,320,754
Globus Medical, Inc. (a)	169,600	10,462,624
Haemonetics Corp. (a)	171,415	19,591,020
Insulet Corp. (a)	283,584	75,767,973
Integer Holdings Corp. (a)	376,415	27,779,427
Neuronetics, Inc. (a)	694,874	12,250,629
Nevro Corp. (a)	242,030	39,158,034
Pulmonx Corp.	194,748	11,046,107
Tandem Diabetes Care, Inc. (a)	186,803	17,307,298
TransMedics Group, Inc. (a)	717,906	16,353,899
ViewRay, Inc. (a)	3,205,899	14,234,192
		286,327,431
Health Care Providers & Services - 4.2%
Castle Biosciences, Inc. (a)	273,100	18,251,273
Chemed Corp.	29,600	15,329,840
Guardant Health, Inc. (a)	133,051	20,689,431
LHC Group, Inc. (a)	109,442	21,803,035
Molina Healthcare, Inc. (a)	184,646	39,442,232
Option Care Health, Inc. (a)	257,042	4,750,136
Progyny, Inc. (a)(b)	891,069	41,675,297
R1 RCM, Inc. (a)	1,385,500	34,956,165
Surgery Partners, Inc. (a)	137,000	5,107,360
The Ensign Group, Inc.	372,400	29,151,472
The Joint Corp. (a)	70,944	2,307,808
		233,464,049
Health Care Technology - 2.7%
Certara, Inc.	45,300	1,559,226
Health Catalyst, Inc. (a)	432,908	21,506,869
Inovalon Holdings, Inc. Class A (a)	506,510	12,358,844
Inspire Medical Systems, Inc. (a)	254,280	51,239,963
Phreesia, Inc. (a)	624,456	40,770,732
Schrodinger, Inc.	247,262	22,335,176
		149,770,810
Life Sciences Tools & Services - 3.5%
10X Genomics, Inc. (a)	155,806	26,666,197
Berkeley Lights, Inc. (a)	168,340	12,120,480
Bruker Corp.	338,052	19,569,830
Charles River Laboratories International, Inc. (a)	88,205	22,849,505
Maravai LifeSciences Holdings, Inc.	144,200	5,023,928
Medpace Holdings, Inc. (a)	213,000	28,284,270
Nanostring Technologies, Inc. (a)	519,147	36,355,864
Syneos Health, Inc. (a)	625,200	46,483,620
		197,353,694
Pharmaceuticals - 0.2%
Aclaris Therapeutics, Inc. (a)	88,600	1,838,450
IMARA, Inc.	262,614	3,419,234
SCYNEXIS, Inc. warrants 6/21/21 (a)	16,875	0
Theravance Biopharma, Inc. (a)	424,987	7,921,758
		13,179,442

TOTAL HEALTH CARE		1,857,989,573

INDUSTRIALS - 15.2%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	151,350	24,845,616
BWX Technologies, Inc.	459,184	24,759,201
		49,604,817
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	824,500	20,950,545
Atlas Air Worldwide Holdings, Inc. (a)	166,200	8,612,484
		29,563,029
Building Products - 2.6%
Builders FirstSource, Inc. (a)	2,028,650	77,595,863
Fortune Brands Home & Security, Inc.	300,082	25,882,073
The AZEK Co., Inc.	1,086,200	43,328,518
		146,806,454
Commercial Services & Supplies - 1.1%
Montrose Environmental Group, Inc. (a)	623,300	23,049,634
MYT Netherlands Parent BV ADR	25,800	849,336
Tetra Tech, Inc.	122,000	14,831,540
The Brink's Co.	337,700	23,007,501
		61,738,011
Construction & Engineering - 0.5%
MasTec, Inc. (a)	223,700	17,258,455
Quanta Services, Inc.	175,800	12,388,626
		29,647,081
Electrical Equipment - 3.1%
Bloom Energy Corp. Class A (a)	145,000	5,061,950
Generac Holdings, Inc. (a)	66,007	16,265,445
Plug Power, Inc. (a)(b)	910,400	57,509,968
Regal Beloit Corp.	129,100	16,199,468
Sensata Technologies, Inc. PLC (a)	569,168	31,019,656
Sunrun, Inc. (a)	475,600	32,944,812
Vertiv Holdings Co.	670,500	13,490,460
		172,491,759
Machinery - 3.5%
AGCO Corp.	153,700	17,045,330
Chart Industries, Inc. (a)	113,000	13,572,430
Crane Co.	301,700	22,832,656
ESCO Technologies, Inc.	249,714	23,742,807
IDEX Corp.	103,506	19,271,782
ITT, Inc.	375,164	28,028,502
Kornit Digital Ltd. (a)	647,156	58,654,984
Nordson Corp.	62,060	11,108,119
		194,256,610
Professional Services - 2.9%
ASGN, Inc. (a)	324,902	26,937,625
Clarivate Analytics PLC (a)	980,348	28,371,271
Insperity, Inc.	405,632	31,838,056
TriNet Group, Inc. (a)	667,870	49,495,846
Upwork, Inc. (a)	551,000	22,838,950
		159,481,748
Trading Companies & Distributors - 0.1%
Nesco Holdings, Inc. Class A (a)	782,609	5,963,481

TOTAL INDUSTRIALS		849,552,990

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (a)	273,800	25,682,440
Electronic Equipment & Components - 0.9%
Fabrinet (a)	439,261	34,675,263
II-VI, Inc. (a)	166,500	13,997,655
		48,672,918
IT Services - 2.0%
CACI International, Inc. Class A (a)	84,722	20,436,641
Fastly, Inc. Class A (a)	54,400	5,948,640
Genpact Ltd.	671,695	25,712,485
Globant SA (a)	119,640	22,970,880
KBR, Inc.	648,590	18,841,540
Repay Holdings Corp. (a)	344,015	7,619,932
WNS Holdings Ltd. sponsored ADR (a)	190,720	12,812,570
		114,342,688
Semiconductors & Semiconductor Equipment - 4.6%
ACM Research, Inc. (a)	62,121	5,590,890
Advanced Energy Industries, Inc.	380,793	39,061,746
Array Technologies, Inc.	895,352	36,494,548
Cirrus Logic, Inc. (a)	328,828	30,807,895
Enphase Energy, Inc. (a)	137,105	25,001,097
PDF Solutions, Inc. (a)	65,172	1,259,123
Semtech Corp. (a)	480,273	34,075,369
SiTime Corp. (a)(b)	624,773	76,253,545
Ultra Clean Holdings, Inc. (a)	262,738	10,141,687
		258,685,900
Software - 11.7%
Aspen Technology, Inc. (a)	116,600	15,612,740
Ceridian HCM Holding, Inc. (a)	181,991	16,908,784
CyberArk Software Ltd. (a)	215,100	34,469,775
Digital Turbine, Inc. (a)	901,154	51,555,020
Duck Creek Technologies, Inc. (a)(b)	64,897	3,137,121
Dynatrace, Inc. (a)	706,027	29,307,181
Elastic NV (a)	267,624	40,668,143
FireEye, Inc. (a)	283,000	5,943,000
Five9, Inc. (a)	158,682	26,380,883
JFrog Ltd. (b)	115,200	7,196,544
Lightspeed POS, Inc. (Canada) (a)	379,850	24,693,592
LivePerson, Inc. (a)(b)	579,446	36,713,699
Manhattan Associates, Inc. (a)	168,603	19,090,918
NICE Systems Ltd. sponsored ADR (a)	67,000	17,505,760
Nuance Communications, Inc. (a)	495,947	22,585,426
Rapid7, Inc. (a)	497,100	43,158,222
SailPoint Technologies Holding, Inc. (a)	150,800	8,340,748
Sprout Social, Inc. (a)	799,700	52,780,200
TECSYS, Inc.	147,900	6,371,700
Telos Corp.	589,500	20,809,350
Tenable Holdings, Inc. (a)	1,109,108	54,889,755
Varonis Systems, Inc. (a)	162,600	28,742,802
Verint Systems, Inc. (a)	200,900	14,832,447
Workiva, Inc. (a)	330,200	32,184,594
Xperi Holding Corp.	699,400	13,470,444
Yext, Inc. (a)	1,506,478	25,414,284
		652,763,132

TOTAL INFORMATION TECHNOLOGY		1,100,147,078

MATERIALS - 1.0%
Chemicals - 0.4%
The Chemours Co. LLC	392,500	10,338,450
Valvoline, Inc.	535,521	12,713,269
		23,051,719
Containers & Packaging - 0.6%
Avery Dennison Corp.	235,192	35,483,417

TOTAL MATERIALS		58,535,136

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Americold Realty Trust	336,456	11,745,679
Terreno Realty Corp.	320,742	18,147,582
		29,893,261
Real Estate Management & Development - 0.3%
Redfin Corp. (a)	190,200	13,544,142

TOTAL REAL ESTATE		43,437,403

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	334,200	10,353,516
Shoals Technologies Group, Inc.	48,500	1,645,605
Sunnova Energy International, Inc. (a)	466,400	20,451,640
		32,450,761
TOTAL COMMON STOCKS
(Cost $3,767,975,191)		5,445,309,055

Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Fanatics, Inc. Series E (d)(e)	707,802	12,237,897
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Alkami Technology, Inc. Series F (d)(e)	893,236	14,291,776
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Ikena Oncology, Inc. Series B (d)(e)	3,645,400	5,098,092
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Convoy, Inc. Series D (a)(d)(e)	913,444	15,062,692
INFORMATION TECHNOLOGY - 1.4%
IT Services - 0.2%
Yanka Industries, Inc. Series E (d)(e)	869,641	10,504,568
Software - 1.2%
Compass, Inc. Series E (a)(d)(e)	353,803	64,710,569
DoubleVerify, Inc. Series A (d)(e)	875,100	5,020,536
		69,731,105

TOTAL INFORMATION TECHNOLOGY		80,235,673

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $83,394,891)		126,926,130

Money Market Funds - 5.6%
Fidelity Cash Central Fund 0.09% (f)	12,239,030	12,241,478
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	300,770,857	300,800,935
TOTAL MONEY MARKET FUNDS
(Cost $313,042,413)		313,042,413
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $4,164,412,495)		5,885,277,598
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(296,298,641)
NET ASSETS - 100%		$5,588,978,957

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,926,130 or 2.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alkami Technology, Inc. Series F	9/24/20	$14,291,776
Compass, Inc. Series E	11/3/17	$23,873,990
Convoy, Inc. Series D	10/30/19	$12,368,032
DoubleVerify, Inc. Series A	11/18/20	$5,020,536
Fanatics, Inc. Series E	8/13/20	$12,237,897
Ikena Oncology, Inc. Series B	12/21/20	$5,098,092
Yanka Industries, Inc. Series E	5/15/20	$10,504,568

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,605
Fidelity Securities Lending Cash Central Fund	347,542
Total	$359,147

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $223,628,139. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $763,965,005 and $686,792,209, respectively, during the period.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Lindblad Expeditions Holdings	$4,132,761	$33,358,853	$6,757,234	$--	$958,286	$17,582,349	$49,275,015
Northern Star Acquisition Corp. unit	--	30,849,631	--	--	--	1,235,633	32,085,264
SiTime Corp.	46,580,660	830,130	25,559,549	--	14,663,759	39,738,545	--
Total	$50,713,421	$65,038,614	$32,316,783	$--	$15,622,045	$58,556,527	$81,360,279

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$95,396,751	$95,396,751	$--	$--
Consumer Discretionary	915,866,720	903,628,823	--	12,237,897
Consumer Staples	93,613,970	93,613,970	--	--
Energy	41,445,622	41,445,622	--	--
Financials	383,402,724	285,155,584	83,955,364	14,291,776
Health Care	1,863,087,665	1,857,989,573	--	5,098,092
Industrials	864,615,682	849,552,990	--	15,062,692
Information Technology	1,180,382,751	1,100,147,078	--	80,235,673
Materials	58,535,136	58,535,136	--	--
Real Estate	43,437,403	43,437,403	--	--
Utilities	32,450,761	32,450,761	--	--
Money Market Funds	313,042,413	313,042,413	--	--
Total Investments in Securities:	$5,885,277,598	$5,674,396,104	$83,955,364	$126,926,130

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Equities - Information Technology
Beginning Balance	$55,214,653
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	20,000,484
Cost of Purchases	5,020,536
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$80,235,673
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$20,000,484
Equities - Other Investments in Securities
Beginning Balance	$41,903,775
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	2,758,601
Cost of Purchases	31,627,765
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(29,599,684)
Ending Balance	$46,690,457
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$2,758,601

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Bermuda	2.2%
Israel	1.7%
Netherlands	1.3%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $287,248,360) — See accompanying schedule: Unaffiliated issuers (cost $3,788,511,285)	$5,490,874,906
Fidelity Central Funds (cost $313,042,413)	313,042,413
Other affiliated issuers (cost $62,858,797)	81,360,279
Total Investment in Securities (cost $4,164,412,495)		$5,885,277,598
Cash		16,528
Receivable for investments sold		67,256,836
Receivable for fund shares sold		7,784,186
Dividends receivable		345,572
Distributions receivable from Fidelity Central Funds		88,632
Prepaid expenses		4,240
Other receivables		123,244
Total assets		5,960,896,836
Liabilities
Payable for investments purchased	$56,628,967
Payable for fund shares redeemed	9,597,723
Accrued management fee	3,921,507
Distribution and service plan fees payable	198,280
Other affiliated payables	728,322
Other payables and accrued expenses	53,094
Collateral on securities loaned	300,789,986
Total liabilities		371,917,879
Net Assets		$5,588,978,957
Net Assets consist of:
Paid in capital		$3,522,302,107
Total accumulated earnings (loss)		2,066,676,850
Net Assets		$5,588,978,957
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($357,747,331 ÷ 10,952,490 shares)(a)		$32.66
Maximum offering price per share (100/94.25 of $32.66)		$34.65
Class M:
Net Asset Value and redemption price per share ($94,986,665 ÷ 3,046,247 shares)(a)		$31.18
Maximum offering price per share (100/96.50 of $31.18)		$32.31
Class C:
Net Asset Value and offering price per share ($93,771,188 ÷ 3,373,033 shares)(a)		$27.80
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($4,038,040,718 ÷ 116,672,540 shares)		$34.61
Class I:
Net Asset Value, offering price and redemption price per share ($730,620,723 ÷ 21,047,711 shares)		$34.71
Class Z:
Net Asset Value, offering price and redemption price per share ($273,812,332 ÷ 7,851,868 shares)		$34.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$6,617,473
Income from Fidelity Central Funds (including $347,542 from security lending)		359,147
Total income		6,976,620
Expenses
Management fee
Basic fee	$16,115,026
Performance adjustment	4,074,712
Transfer agent fees	3,533,420
Distribution and service plan fees	1,022,328
Accounting fees	535,360
Custodian fees and expenses	31,118
Independent trustees' fees and expenses	10,666
Registration fees	129,378
Audit	38,210
Legal	9,322
Interest	4,875
Miscellaneous	19,132
Total expenses before reductions	25,523,547
Expense reductions	(237,664)
Total expenses after reductions		25,285,883
Net investment income (loss)		(18,309,263)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	569,857,179
Fidelity Central Funds	(1,122)
Other affiliated issuers	15,622,045
Foreign currency transactions	(23,076)
Total net realized gain (loss)		585,455,026
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	782,355,615
Fidelity Central Funds	(849)
Other affiliated issuers	58,556,527
Assets and liabilities in foreign currencies	(2,132)
Total change in net unrealized appreciation (depreciation)		840,909,161
Net gain (loss)		1,426,364,187
Net increase (decrease) in net assets resulting from operations		$1,408,054,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(18,309,263)	$(21,603,326)
Net realized gain (loss)	585,455,026	290,142,517
Change in net unrealized appreciation (depreciation)	840,909,161	36,274,665
Net increase (decrease) in net assets resulting from operations	1,408,054,924	304,813,856
Distributions to shareholders	(414,291,131)	(217,764,832)
Share transactions - net increase (decrease)	600,489,222	(211,257,791)
Total increase (decrease) in net assets	1,594,253,015	(124,208,767)
Net Assets
Beginning of period	3,994,725,942	4,118,934,709
End of period	$5,588,978,957	$3,994,725,942

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.64	$26.03	$27.45	$22.99	$19.17	$20.55
Income from Investment Operations
Net investment income (loss)A	(.15)	(.20)	(.21)	(.18)	(.14)	(.10)
Net realized and unrealized gain (loss)	8.93	2.26	1.79	6.32	4.12	(.51)
Total from investment operations	8.78	2.06	1.58	6.14	3.98	(.61)
Distributions from net realized gain	(2.76)	(1.45)	(3.00)	(1.68)	(.16)	(.78)
Total distributions	(2.76)	(1.45)	(3.00)	(1.68)	(.16)	(.78)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	.01A
Net asset value, end of period	$32.66	$26.64	$26.03	$27.45	$22.99	$19.17
Total ReturnC,D,E	34.99%	8.39%	5.88%	28.47%	20.90%	(2.85)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.32%H	1.37%	1.33%	1.31%	1.35%	1.37%
Expenses net of fee waivers, if any	1.32%H	1.37%	1.33%	1.31%	1.35%	1.37%
Expenses net of all reductions	1.31%H	1.36%	1.32%	1.30%	1.34%	1.36%
Net investment income (loss)	(1.02)%H	(.80)%	(.85)%	(.74)%	(.66)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$357,747	$268,448	$285,554	$315,894	$218,905	$176,988
Portfolio turnover rateI	110%H	126%J	91%J	106%J	140%J	143%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.56	$25.09	$26.59	$22.35	$18.69	$20.08
Income from Investment Operations
Net investment income (loss)A	(.18)	(.25)	(.26)	(.24)	(.19)	(.15)
Net realized and unrealized gain (loss)	8.53	2.17	1.72	6.13	4.01	(.50)
Total from investment operations	8.35	1.92	1.46	5.89	3.82	(.65)
Distributions from net realized gain	(2.73)	(1.45)	(2.96)	(1.65)	(.16)	(.75)
Total distributions	(2.73)	(1.45)	(2.96)	(1.65)	(.16)	(.75)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	.01A
Net asset value, end of period	$31.18	$25.56	$25.09	$26.59	$22.35	$18.69
Total ReturnC,D,E	34.79%	8.14%	5.60%	28.15%	20.57%	(3.14)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.58%H	1.63%	1.60%	1.58%	1.62%	1.66%
Expenses net of fee waivers, if any	1.58%H	1.63%	1.60%	1.58%	1.62%	1.66%
Expenses net of all reductions	1.57%H	1.62%	1.59%	1.57%	1.61%	1.64%
Net investment income (loss)	(1.27)%H	(1.06)%	(1.12)%	(1.01)%	(.94)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$94,987	$70,605	$75,030	$82,567	$64,034	$53,447
Portfolio turnover rateI	110%H	126%J	91%J	106%J	140%J	143%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.07	$22.89	$24.56	$20.83	$17.52	$18.90
Income from Investment Operations
Net investment income (loss)A	(.23)	(.34)	(.35)	(.34)	(.27)	(.22)
Net realized and unrealized gain (loss)	7.64	1.97	1.58	5.69	3.74	(.48)
Total from investment operations	7.41	1.63	1.23	5.35	3.47	(.70)
Distributions from net realized gain	(2.68)	(1.45)	(2.90)	(1.62)	(.16)	(.69)
Total distributions	(2.68)	(1.45)	(2.90)	(1.62)	(.16)	(.69)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	.01A
Net asset value, end of period	$27.80	$23.07	$22.89	$24.56	$20.83	$17.52
Total ReturnC,D,E	34.46%	7.62%	5.06%	27.51%	19.95%	(3.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.09%H	2.13%	2.09%	2.07%	2.11%	2.16%
Expenses net of fee waivers, if any	2.09%H	2.13%	2.09%	2.07%	2.11%	2.16%
Expenses net of all reductions	2.08%H	2.12%	2.08%	2.06%	2.10%	2.14%
Net investment income (loss)	(1.78)%H	(1.56)%	(1.61)%	(1.50)%	(1.43)%	(1.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$93,771	$77,850	$96,449	$139,375	$102,669	$73,731
Portfolio turnover rateI	110%H	126%J	91%J	106%J	140%J	143%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.07	$27.27	$28.59	$23.84	$19.82	$21.20
Income from Investment Operations
Net investment income (loss)A	(.11)	(.13)	(.15)	(.12)	(.09)	(.06)
Net realized and unrealized gain (loss)	9.44	2.38	1.87	6.57	4.27	(.52)
Total from investment operations	9.33	2.25	1.72	6.45	4.18	(.58)
Distributions from net realized gain	(2.79)	(1.45)	(3.04)	(1.70)	(.16)	(.81)
Total distributions	(2.79)	(1.45)	(3.04)	(1.70)	(.16)	(.81)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	.01A
Net asset value, end of period	$34.61	$28.07	$27.27	$28.59	$23.84	$19.82
Total ReturnC,D	35.19%	8.72%	6.17%	28.81%	21.22%	(2.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.08%	1.05%	1.02%	1.08%	1.12%
Expenses net of fee waivers, if any	1.03%G	1.08%	1.05%	1.02%	1.08%	1.12%
Expenses net of all reductions	1.02%G	1.07%	1.04%	1.01%	1.07%	1.11%
Net investment income (loss)	(.73)%G	(.52)%	(.57)%	(.45)%	(.40)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,038,041	$2,839,506	$2,888,038	$3,269,548	$2,336,762	$1,580,264
Portfolio turnover rateH	110%G	126%I	91%I	106%I	140%I	143%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.15	$27.35	$28.66	$23.90	$19.86	$21.24
Income from Investment Operations
Net investment income (loss)A	(.12)	(.14)	(.15)	(.12)	(.08)	(.05)
Net realized and unrealized gain (loss)	9.47	2.39	1.88	6.58	4.28	(.53)
Total from investment operations	9.35	2.25	1.73	6.46	4.20	(.58)
Distributions from net realized gain	(2.79)	(1.45)	(3.04)	(1.70)	(.16)	(.81)
Total distributions	(2.79)	(1.45)	(3.04)	(1.70)	(.16)	(.81)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	.01A
Net asset value, end of period	$34.71	$28.15	$27.35	$28.66	$23.90	$19.86
Total ReturnC,D	35.15%	8.70%	6.18%	28.78%	21.28%	(2.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%G	1.11%	1.06%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	1.06%G	1.11%	1.06%	1.03%	1.06%	1.09%
Expenses net of all reductions	1.06%G	1.10%	1.06%	1.02%	1.05%	1.07%
Net investment income (loss)	(.76)%G	(.54)%	(.58)%	(.46)%	(.38)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$730,621	$540,553	$590,311	$678,576	$390,032	$163,696
Portfolio turnover rateH	110%G	126%I	91%I	106%I	140%I	143%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$28.26	$27.41	$28.71	$23.91	$21.39
Income from Investment Operations
Net investment income (loss)B	(.10)	(.10)	(.11)	(.09)	(.05)
Net realized and unrealized gain (loss)	9.51	2.40	1.87	6.61	2.57
Total from investment operations	9.41	2.30	1.76	6.52	2.52
Distributions from net realized gain	(2.80)	(1.45)	(3.06)	(1.72)	–
Total distributions	(2.80)	(1.45)	(3.06)	(1.72)	–
Redemption fees added to paid in capital	–	–	–	–B,C	–B,C
Net asset value, end of period	$34.87	$28.26	$27.41	$28.71	$23.91
Total ReturnD,E	35.25%	8.87%	6.29%	29.02%	11.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.97%	.92%	.89%	.90%H
Expenses net of fee waivers, if any	.93%H	.96%	.92%	.89%	.90%H
Expenses net of all reductions	.92%H	.95%	.92%	.88%	.89%H
Net investment income (loss)	(.62)%H	(.40)%	(.44)%	(.32)%	(.44)%H
Supplemental Data
Net assets, end of period (000 omitted)	$273,812	$197,764	$183,552	$132,928	$18,447
Portfolio turnover rateI	110%H	126%J	91%J	106%J	140%H,J

 A For the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 126,926,130	Market comparable	Enterprise value/Sales multiple (EV/S)	2.1-2.2/2.1	Increase
			Discount rate	32.5%-69.1%/62.2%	Decrease
			Conversion ratio	1.0	Increase
		Market approach	Transaction price	$1.40-$17.29/$12.79	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,783,969,375
Gross unrealized depreciation	(75,921,756)
Net unrealized appreciation (depreciation)	$1,708,047,619
Tax cost	$4,177,229,979

The Fund elected to defer to its next fiscal year approximately $12,523,414 of ordinary losses recognized during the period January 1, 2020 to July 31, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth Fund	2,728,828,682	2,557,966,852

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 1,198,281 shares of the Fund were redeemed in-kind for investments and cash with a value of $32,422,959. The Fund had a net realized gain of $9,910,437 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$387,863	$12,147
Class M	.25%	.25%	205,500	310
Class C	.75%	.25%	428,965	22,935
			$1,022,328	$35,392

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$40,405
Class M	5,085
Class C(a)	1,016
$46,506

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$283,721.18
Class M	77,993.19
Class C	86,271.20
Small Cap Growth	2,468,241.15
Class I	566,595.18
Class Z	50,599.04
	$3,533,420

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Growth Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Growth Fund	$92,814

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth Fund	Borrower	$12,567,732.33%		$4,761

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $145,950,317 and $145,849,667, respectively.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $72,500.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Small Cap Growth Fund	$4,558

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Growth Fund	$57,655	$5,704	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth Fund	$6,965,000.59%		$114

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $229,795 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,869.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Class A	$28,072,163	$15,614,129
Class M	7,663,523	4,255,045
Class C	8,833,071	5,910,629
Small Cap Growth	295,452,508	151,308,285
Class I	54,275,270	30,684,941
Class Z	19,994,596	9,991,803
Total	$414,291,131	$217,764,832

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Class A
Shares sold	1,251,995	1,796,708	$38,240,479	$43,999,208
Reinvestment of distributions	992,952	624,197	27,768,422	15,459,513
Shares redeemed	(1,367,783)	(3,317,701)	(40,436,505)	(79,344,299)
Net increase (decrease)	877,164	(896,796)	$25,572,396	$(19,885,578)
Class M
Shares sold	240,917	324,349	$7,101,692	$7,533,494
Reinvestment of distributions	283,607	177,347	7,574,791	4,224,131
Shares redeemed	(240,916)	(730,012)	(6,882,842)	(17,016,572)
Net increase (decrease)	283,608	(228,316)	$7,793,641	$(5,258,947)
Class C
Shares sold	234,980	292,659	$6,104,466	$6,119,973
Reinvestment of distributions	368,546	267,451	8,764,064	5,778,310
Shares redeemed	(605,183)	(1,398,488)	(15,354,422)	(28,909,752)
Net increase (decrease)	(1,657)	(838,378)	$(485,892)	$(17,011,469)
Small Cap Growth
Shares sold	19,344,010	23,920,724	$622,192,086	$595,471,617
Reinvestment of distributions	9,508,156	5,544,742	282,245,288	144,309,689
Shares redeemed	(13,327,984)	(34,227,420)(a)	(419,455,912)	(855,432,691)(a)
Net increase (decrease)	15,524,182	(4,761,954)	$484,981,462	$(115,651,385)
Class I
Shares sold	3,644,438	4,983,369	$114,679,238	$126,413,853
Reinvestment of distributions	1,777,184	1,151,125	52,852,239	30,047,788
Shares redeemed	(3,576,499)	(8,518,254)(a)	(112,872,973)	(218,079,633)(a)
Net increase (decrease)	1,845,123	(2,383,760)	$54,658,504	$(61,617,992)
Class Z
Shares sold	1,581,533	2,771,561	$52,308,740	$71,827,246
Reinvestment of distributions	549,462	306,867	16,414,402	8,038,145
Shares redeemed	(1,276,683)	(2,777,073)	(40,754,031)	(71,697,811)
Net increase (decrease)	854,312	301,355	$27,969,111	$8,167,580

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Small Cap Growth Fund
Class A	1.32%
Actual		$1,000.00	$1,349.90	$7.82
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class M	1.58%
Actual		$1,000.00	$1,347.90	$9.35
Hypothetical-C		$1,000.00	$1,017.24	$8.03
Class C	2.09%
Actual		$1,000.00	$1,344.60	$12.35
Hypothetical-C		$1,000.00	$1,014.67	$10.61
Small Cap Growth	1.03%
Actual		$1,000.00	$1,351.90	$6.11
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Class I	1.06%
Actual		$1,000.00	$1,351.50	$6.28
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class Z	.93%
Actual		$1,000.00	$1,352.50	$5.51
Hypothetical-C		$1,000.00	$1,020.52	$4.74

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Small Cap Growth Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

SCP-SANN-0321
1.803700.116

Fidelity® Small Cap Value Fund

Semi-Annual Report

January 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Flagstar Bancorp, Inc.	2.1
Signature Bank	2.0
Western Alliance Bancorp.	1.9
ECN Capital Corp.	1.8
International Game Technology PLC	1.8
ITT, Inc.	1.8
Xperi Holding Corp.	1.8
RLJ Lodging Trust	1.8
Realogy Holdings Corp.	1.8
SPX Flow, Inc.	1.7
18.5

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Financials	30.2
Industrials	18.7
Consumer Discretionary	13.7
Information Technology	8.3
Materials	7.8

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 16.3%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Entertainment - 1.1%
Cinemark Holdings, Inc. (a)	1,325,500	$26,828,120
Media - 1.8%
Cogeco Communications, Inc.	145,400	12,392,685
Nexstar Broadcasting Group, Inc. Class A	289,500	32,907,465
		45,300,150

TOTAL COMMUNICATION SERVICES		72,128,270

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.4%
Lear Corp.	60,100	9,060,676
Hotels, Restaurants & Leisure - 3.5%
Hilton Grand Vacations, Inc. (b)	1,386,300	41,200,836
International Game Technology PLC	2,864,000	46,139,040
		87,339,876
Household Durables - 2.6%
KB Home	753,300	31,367,412
TRI Pointe Homes, Inc. (b)	1,733,600	35,018,720
		66,386,132
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	172,500	6,094,425
Rent-A-Center, Inc.	889,800	38,528,340
Williams-Sonoma, Inc.	100,100	12,904,892
		57,527,657
Textiles, Apparel & Luxury Goods - 4.9%
Crocs, Inc. (b)	369,000	25,837,380
Oxford Industries, Inc.	316,500	20,648,460
PVH Corp.	452,700	38,597,202
Tapestry, Inc.	1,207,800	38,190,636
		123,273,678

TOTAL CONSUMER DISCRETIONARY		343,588,019

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.6%
U.S. Foods Holding Corp. (b)	1,298,000	40,225,020
ENERGY - 5.0%
Energy Equipment & Services - 1.6%
TechnipFMC PLC	3,778,500	40,392,165
Oil, Gas & Consumable Fuels - 3.4%
Brigham Minerals, Inc. Class A	1,840,500	24,644,295
BW Energy Ltd.	8,925,996	25,197,516
Euronav NV (a)	2,035,400	16,079,660
Renewable Energy Group, Inc. (a)(b)	229,900	20,599,040
		86,520,511

TOTAL ENERGY		126,912,676

FINANCIALS - 30.2%
Banks - 15.2%
BankUnited, Inc.	372,001	12,889,835
Camden National Corp.	187,830	7,053,017
Comerica, Inc.	553,300	31,648,760
Cullen/Frost Bankers, Inc.	245,200	22,617,248
Eastern Bankshares, Inc.	2,418,800	38,555,672
First Citizens Bancshares, Inc.	13,624	8,119,768
First Foundation, Inc.	1,596,600	32,347,116
Signature Bank	308,800	51,010,672
Sterling Bancorp	2,157,300	39,823,758
Synovus Financial Corp.	976,700	36,333,240
The Bank of NT Butterfield & Son Ltd.	515,727	15,683,258
Trico Bancshares	1,060,697	39,563,998
Western Alliance Bancorp.	699,700	47,705,546
		383,351,888
Capital Markets - 1.8%
AllianceBernstein Holding LP	888,200	31,397,870
Lazard Ltd. Class A	323,300	13,319,960
		44,717,830
Consumer Finance - 1.5%
Encore Capital Group, Inc. (b)	1,250,200	37,130,940
Diversified Financial Services - 1.8%
ECN Capital Corp.	8,761,851	46,592,834
Insurance - 7.8%
Assurant, Inc.	202,300	27,405,581
Axis Capital Holdings Ltd.	744,600	34,177,140
Enstar Group Ltd. (b)	200,596	40,161,325
First American Financial Corp.	270,275	14,132,680
Old Republic International Corp.	1,707,200	30,900,320
Primerica, Inc.	108,200	15,073,342
Reinsurance Group of America, Inc.	320,400	33,658,020
		195,508,408
Thrifts & Mortgage Finance - 2.1%
Flagstar Bancorp, Inc.	1,236,400	52,979,740

TOTAL FINANCIALS		760,281,640

HEALTH CARE - 3.0%
Biotechnology - 1.4%
Novavax, Inc. (a)(b)	161,900	35,770,186
Health Care Providers & Services - 0.3%
Premier, Inc.	173,477	5,875,666
Health Care Technology - 0.5%
Cegedim SA (b)	444,983	12,690,214
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (b)	133,600	20,774,800

TOTAL HEALTH CARE		75,110,866

INDUSTRIALS - 18.7%
Building Products - 3.3%
American Woodmark Corp. (b)	176,800	15,294,968
Jeld-Wen Holding, Inc. (b)	1,623,559	42,196,298
Owens Corning	313,100	24,296,560
		81,787,826
Commercial Services & Supplies - 2.2%
HNI Corp.	470,000	15,162,200
Knoll, Inc. (c)	2,728,624	40,820,215
		55,982,415
Construction & Engineering - 1.4%
AECOM (b)	336,400	16,853,640
Arcosa, Inc.	336,600	18,778,914
		35,632,554
Electrical Equipment - 1.9%
Atkore International Group, Inc. (b)	411,100	18,236,396
Regal Beloit Corp.	237,268	29,772,389
		48,008,785
Machinery - 5.7%
Crane Co.	467,300	35,365,264
ITT, Inc.	610,300	45,595,513
Luxfer Holdings PLC sponsored	1,191,600	19,625,652
SPX Flow, Inc. (b)	811,300	42,974,561
		143,560,990
Professional Services - 3.0%
Kelly Services, Inc. Class A (non-vtg.)	1,834,491	35,809,264
Manpower, Inc.	456,600	40,381,704
		76,190,968
Road & Rail - 0.9%
ArcBest Corp.	501,400	23,239,890
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (b)	178,000	7,079,060

TOTAL INDUSTRIALS		471,482,488

INFORMATION TECHNOLOGY - 8.3%
Electronic Equipment & Components - 4.4%
Avnet, Inc.	716,000	25,281,960
Insight Enterprises, Inc. (b)	254,400	19,359,840
Jabil, Inc.	793,800	32,839,506
SYNNEX Corp.	87,160	7,113,999
TTM Technologies, Inc. (a)(b)	2,021,600	27,109,656
		111,704,961
IT Services - 1.8%
Concentrix Corp. (b)	131,760	14,087,779
Perspecta, Inc.	639,800	18,522,210
Unisys Corp. (b)	517,800	12,370,242
		44,980,231
Semiconductors & Semiconductor Equipment - 0.3%
Kulicke & Soffa Industries, Inc.	217,100	7,743,957
Software - 1.8%
Xperi Holding Corp.	2,358,101	45,417,025

TOTAL INFORMATION TECHNOLOGY		209,846,174

MATERIALS - 7.8%
Chemicals - 2.2%
Tronox Holdings PLC	881,600	13,532,560
Valvoline, Inc.	1,395,800	33,136,292
Westlake Chemical Corp.	128,100	9,794,526
		56,463,378
Construction Materials - 0.8%
Eagle Materials, Inc.	180,200	19,827,406
Containers & Packaging - 3.7%
Ardagh Group SA	926,244	15,746,148
O-I Glass, Inc.	3,390,100	42,850,864
WestRock Co.	822,100	34,059,603
		92,656,615
Metals & Mining - 1.1%
Commercial Metals Co.	1,345,400	26,490,926

TOTAL MATERIALS		195,438,325

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Corporate Office Properties Trust (SBI)	159,600	4,192,692
Equity Commonwealth	185,400	5,285,754
RLJ Lodging Trust	3,512,300	45,343,793
		54,822,239
Real Estate Management & Development - 5.0%
DIC Asset AG	2,532,064	42,834,640
Jones Lang LaSalle, Inc. (b)	262,400	38,365,504
Realogy Holdings Corp. (b)	3,083,900	43,791,380
		124,991,524

TOTAL REAL ESTATE		179,813,763

UTILITIES - 1.2%
Electric Utilities - 0.6%
Portland General Electric Co.	331,900	14,036,051
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	526,400	16,307,872

TOTAL UTILITIES		30,343,923

TOTAL COMMON STOCKS
(Cost $1,921,815,861)		2,505,171,164

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.09% (d)	16,277,014	16,280,270
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	57,489,058	57,494,807
TOTAL MONEY MARKET FUNDS
(Cost $73,775,077)		73,775,077
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $1,995,590,938)		2,578,946,241
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(63,945,151)
NET ASSETS - 100%		$2,515,001,090

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,730
Fidelity Securities Lending Cash Central Fund	54,514
Total	$59,244

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Knoll, Inc.	$8,374,992	$28,420,800	$--	$215,509	$--	$4,024,423	$40,820,215
Total	$8,374,992	$28,420,800	$--	$215,509	$--	$4,024,423	$40,820,215

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$72,128,270	$72,128,270	$--	$--
Consumer Discretionary	343,588,019	343,588,019	--	--
Consumer Staples	40,225,020	40,225,020	--	--
Energy	126,912,676	126,912,676	--	--
Financials	760,281,640	760,281,640	--	--
Health Care	75,110,866	75,110,866	--	--
Industrials	471,482,488	471,482,488	--	--
Information Technology	209,846,174	209,846,174	--	--
Materials	195,438,325	195,438,325	--	--
Real Estate	179,813,763	179,813,763	--	--
Utilities	30,343,923	30,343,923	--	--
Money Market Funds	73,775,077	73,775,077	--	--
Total Investments in Securities:	$2,578,946,241	$2,578,946,241	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.7%
United Kingdom	4.7%
Bermuda	4.1%
Canada	2.3%
Germany	1.7%
Norway	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,757,153) — See accompanying schedule: Unaffiliated issuers (cost $1,884,709,115)	$2,464,350,949
Fidelity Central Funds (cost $73,775,077)	73,775,077
Other affiliated issuers (cost $37,106,746)	40,820,215
Total Investment in Securities (cost $1,995,590,938)		$2,578,946,241
Foreign currency held at value (cost $1,048,883)		1,049,669
Receivable for investments sold		6,475,669
Receivable for fund shares sold		13,483,409
Dividends receivable		1,172,490
Distributions receivable from Fidelity Central Funds		14,335
Prepaid expenses		1,841
Other receivables		109,186
Total assets		2,601,252,840
Liabilities
Payable to custodian bank	$3,358,958
Payable for investments purchased	19,540,752
Payable for fund shares redeemed	3,892,689
Accrued management fee	1,462,930
Distribution and service plan fees payable	70,867
Other affiliated payables	387,699
Other payables and accrued expenses	48,630
Collateral on securities loaned	57,489,225
Total liabilities		86,251,750
Net Assets		$2,515,001,090
Net Assets consist of:
Paid in capital		$2,008,131,329
Total accumulated earnings (loss)		506,869,761
Net Assets		$2,515,001,090
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($144,490,674 ÷ 8,461,375 shares)(a)		$17.08
Maximum offering price per share (100/94.25 of $17.08)		$18.12
Class M:
Net Asset Value and redemption price per share ($52,093,148 ÷ 3,154,338 shares)(a)		$16.51
Maximum offering price per share (100/96.50 of $16.51)		$17.11
Class C:
Net Asset Value and offering price per share ($20,872,234 ÷ 1,403,228 shares)(a)		$14.87
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($1,728,667,155 ÷ 98,750,219 shares)		$17.51
Class I:
Net Asset Value, offering price and redemption price per share ($402,043,771 ÷ 22,963,171 shares)		$17.51
Class Z:
Net Asset Value, offering price and redemption price per share ($166,834,108 ÷ 9,534,739 shares)		$17.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends (including $215,509 earned from other affiliated issuers)		$15,735,115
Income from Fidelity Central Funds (including $54,514 from security lending)		59,244
Total income		15,794,359
Expenses
Management fee
Basic fee	$6,909,871
Performance adjustment	682,375
Transfer agent fees	1,789,507
Distribution and service plan fees	343,098
Accounting fees	308,516
Custodian fees and expenses	20,535
Independent trustees' fees and expenses	4,513
Registration fees	111,416
Audit	31,214
Legal	2,155
Interest	1,134
Miscellaneous	17,108
Total expenses before reductions	10,221,442
Expense reductions	(181,408)
Total expenses after reductions		10,040,034
Net investment income (loss)		5,754,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,252,820
Fidelity Central Funds	(1,938)
Foreign currency transactions	54,335
Total net realized gain (loss)		169,305,217
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	483,990,534
Affiliated issuers	4,024,423
Assets and liabilities in foreign currencies	3,853
Total change in net unrealized appreciation (depreciation)		488,018,810
Net gain (loss)		657,324,027
Net increase (decrease) in net assets resulting from operations		$663,078,352

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,754,325	$19,670,757
Net realized gain (loss)	169,305,217	(223,997,018)
Change in net unrealized appreciation (depreciation)	488,018,810	(47,678,663)
Net increase (decrease) in net assets resulting from operations	663,078,352	(252,004,924)
Distributions to shareholders	(10,614,927)	(73,266,231)
Share transactions - net increase (decrease)	169,252,448	(66,967,350)
Total increase (decrease) in net assets	821,715,873	(392,238,505)
Net Assets
Beginning of period	1,693,285,217	2,085,523,722
End of period	$2,515,001,090	$1,693,285,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$14.68	$20.33	$19.05	$17.92	$19.14
Income from Investment Operations
Net investment income (loss)A	.02	.11	.14B	.10C	.20D	.07
Net realized and unrealized gain (loss)	4.78	(1.96)	(.98)	1.87	2.23	.56
Total from investment operations	4.80	(1.85)	(.84)	1.97	2.43	.63
Distributions from net investment income	(.05)	(.09)	(.10)	(.17)	(.10)	(.11)
Distributions from net realized gain	–	(.41)	(4.71)	(.52)	(1.20)	(1.75)
Total distributions	(.05)	(.50)	(4.81)	(.69)	(1.30)	(1.85)E
Redemption fees added to paid in capitalA	–	–	–	–F	–F	–F
Net asset value, end of period	$17.08	$12.33	$14.68	$20.33	$19.05	$17.92
Total ReturnG,H,I	38.94%	(13.09)%	(4.85)%	10.65%	14.61%	4.07%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.25%L	1.22%	.92%	1.18%	1.24%	1.41%
Expenses net of fee waivers, if any	1.25%L	1.22%	.92%	1.17%	1.24%	1.41%
Expenses net of all reductions	1.23%L	1.20%	.91%	1.17%	1.24%	1.41%
Net investment income (loss)	.33%L	.84%	.91%B	.49%C	1.10%D	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$144,491	$101,675	$129,115	$162,572	$184,306	$218,364
Portfolio turnover rateM	78%L	109%	79%	55%	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .71%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.93	$14.22	$19.84	$18.61	$17.54	$18.78
Income from Investment Operations
Net investment income (loss)A	.01	.08	.10B	.05C	.15D	.03
Net realized and unrealized gain (loss)	4.61	(1.91)	(.96)	1.82	2.18	.54
Total from investment operations	4.62	(1.83)	(.86)	1.87	2.33	.57
Distributions from net investment income	(.04)	(.05)	(.05)	(.13)	(.07)	(.06)
Distributions from net realized gain	–	(.41)	(4.71)	(.52)	(1.20)	(1.75)
Total distributions	(.04)	(.46)	(4.76)	(.64)E	(1.26)E	(1.81)
Redemption fees added to paid in capitalA	–	–	–	–F	–F	–F
Net asset value, end of period	$16.51	$11.93	$14.22	$19.84	$18.61	$17.54
Total ReturnG,H,I	38.71%	(13.29)%	(5.08)%	10.39%	14.35%	3.76%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.49%L	1.46%	1.17%	1.42%	1.49%	1.66%
Expenses net of fee waivers, if any	1.49%L	1.46%	1.17%	1.42%	1.49%	1.66%
Expenses net of all reductions	1.47%L	1.44%	1.16%	1.41%	1.49%	1.65%
Net investment income (loss)	.08%L	.59%	.66%B	.25%C	.86%D	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$52,093	$38,049	$53,612	$69,380	$78,852	$82,337
Portfolio turnover rateM	78%L	109%	79%	55%	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .36%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$12.91	$18.50	$17.39	$16.52	$17.82
Income from Investment Operations
Net investment income (loss)A	(.03)	.01	.02B	(.05)C	.06D	(.05)
Net realized and unrealized gain (loss)	4.16	(1.72)	(.89)	1.71	2.04	.50
Total from investment operations	4.13	(1.71)	(.87)	1.66	2.10	.45
Distributions from net investment income	(.02)	(.03)	(.02)	(.03)	(.04)	–
Distributions from net realized gain	–	(.41)	(4.71)	(.52)	(1.20)	(1.75)
Total distributions	(.02)	(.44)	(4.72)E	(.55)	(1.23)E	(1.75)
Redemption fees added to paid in capitalA	–	–	–	–F	–F	–F
Net asset value, end of period	$14.87	$10.76	$12.91	$18.50	$17.39	$16.52
Total ReturnG,H,I	38.38%	(13.74)%	(5.63)%	9.84%	13.79%	3.20%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.02%L	2.00%	1.68%	1.93%	2.00%	2.18%
Expenses net of fee waivers, if any	2.02%L	1.99%	1.68%	1.93%	2.00%	2.17%
Expenses net of all reductions	2.01%L	1.97%	1.67%	1.92%	2.00%	2.17%
Net investment income (loss)	(.45)%L	.06%	.15%B	(.26)%C	.35%D	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$20,872	$13,748	$22,187	$44,396	$52,227	$57,231
Portfolio turnover rateM	78%L	109%	79%	55%	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.47)%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.15)%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$15.04	$20.71	$19.41	$18.22	$19.45
Income from Investment Operations
Net investment income (loss)A	.04	.15	.18B	.15C	.25D	.12
Net realized and unrealized gain (loss)	4.91	(2.01)	(1.00)	1.89	2.28	.55
Total from investment operations	4.95	(1.86)	(.82)	2.04	2.53	.67
Distributions from net investment income	(.08)	(.12)	(.15)	(.22)	(.15)	(.15)
Distributions from net realized gain	–	(.41)	(4.71)	(.52)	(1.20)	(1.75)
Total distributions	(.08)	(.54)	(4.85)	(.74)	(1.34)	(1.90)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$17.51	$12.64	$15.04	$20.71	$19.41	$18.22
Total ReturnF,G	39.20%	(12.88)%	(4.58)%	10.88%	14.99%	4.23%
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	.96%	.66%	.91%	.99%	1.18%
Expenses net of fee waivers, if any	.98%J	.96%	.66%	.91%	.99%	1.18%
Expenses net of all reductions	.97%J	.94%	.64%	.91%	.99%	1.17%
Net investment income (loss)	.59%J	1.10%	1.17%B	.76%C	1.36%D	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,728,667	$1,231,427	$1,611,032	$2,052,664	$2,637,843	$2,460,714
Portfolio turnover rateK	78%J	109%	79%	55%	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .98%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .86%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$15.04	$20.72	$19.41	$18.23	$19.45
Income from Investment Operations
Net investment income (loss)A	.05	.15	.18B	.15C	.25D	.12
Net realized and unrealized gain (loss)	4.89	(2.01)	(1.01)	1.90	2.28	.56
Total from investment operations	4.94	(1.86)	(.83)	2.05	2.53	.68
Distributions from net investment income	(.08)	(.12)	(.15)	(.22)	(.15)	(.16)
Distributions from net realized gain	–	(.41)	(4.71)	(.52)	(1.20)	(1.75)
Total distributions	(.08)	(.53)	(4.85)	(.74)	(1.35)	(1.90)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$17.51	$12.65	$15.04	$20.72	$19.41	$18.23
Total ReturnF,G	39.13%	(12.82)%	(4.63)%	10.93%	14.96%	4.31%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%J	.95%	.66%	.91%	.98%	1.14%
Expenses net of fee waivers, if any	.97%J	.95%	.66%	.91%	.97%	1.14%
Expenses net of all reductions	.96%J	.93%	.65%	.90%	.97%	1.14%
Net investment income (loss)	.60%J	1.10%	1.17%B	.76%C	1.37%D	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$402,044	$214,538	$243,571	$459,332	$466,730	$389,928
Portfolio turnover rateK	78%J	109%	79%	55%	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$15.05	$16.90
Income from Investment Operations
Net investment income (loss)B	.06	.17	(.08)C
Net realized and unrealized gain (loss)	4.89	(2.01)	(.66)
Total from investment operations	4.95	(1.84)	(.74)
Distributions from net investment income	(.10)	(.15)	(.09)
Distributions from net realized gain	–	(.41)	(1.02)
Total distributions	(.10)	(.56)	(1.11)
Net asset value, end of period	$17.50	$12.65	$15.05
Total ReturnD,E	39.22%	(12.73)%	(3.75)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.81%	.52%H
Expenses net of fee waivers, if any	.84%H	.81%	.52%H
Expenses net of all reductions	.82%H	.79%	.51%H
Net investment income (loss)	.73%H	1.25%	(.63)%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$166,834	$93,849	$26,006
Portfolio turnover rateI	78%H	109%	79%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.82) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3– unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$638,459,095
Gross unrealized depreciation	(57,247,758)
Net unrealized appreciation (depreciation)	$581,211,337
Tax cost	$1,997,734,904

The Fund elected to defer to its next fiscal year approximately $235,333,340 of capital losses recognized during the period November 1, 2019 to July 31, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Value Fund	967,046,144	770,075,660

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$149,975	$6,109
Class M	.25%	.25%	110,598	–
Class C	.75%	.25%	82,525	16,991
			$343,098	$23,100

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$25,123
Class M	1,314
Class C(a)	970
$27,407

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$117,694.20
Class M	42,304.19
Class C	18,149.22
Small Cap Value	1,337,857.19
Class I	245,901.18
Class Z	27,602.04
	$1,789,507

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Value Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Value Fund	$41,238

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Value Fund	Borrower	$5,573,182.33%		$1,134

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $33,409,232 and $22,840,013, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Small Cap Value Fund	$1,933

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Value Fund	$8,493	$253	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $177,940 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,468.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Class A	$407,443	$4,271,933
Class M	113,565	1,681,883
Class C	26,714	713,172
Small Cap Value	7,606,520	55,235,533
Class I	1,593,887	8,502,077
Class Z	866,798	2,861,633
Total	$10,614,927	$73,266,231

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Class A
Shares sold	1,668,262	1,787,862	$25,421,237	$22,886,888
Reinvestment of distributions	24,428	291,014	399,404	4,193,040
Shares redeemed	(1,478,804)	(2,628,607)	(21,560,792)	(34,504,372)
Net increase (decrease)	213,886	(549,731)	$4,259,849	$(7,424,444)
Class M
Shares sold	353,519	437,459	$5,129,083	$5,423,700
Reinvestment of distributions	7,107	119,893	112,433	1,673,368
Shares redeemed	(395,979)	(1,138,348)	(5,539,538)	(14,599,356)
Net increase (decrease)	(35,353)	(580,996)	$(298,022)	$(7,502,288)
Class C
Shares sold	436,028	411,614	$5,846,074	$4,675,916
Reinvestment of distributions	1,867	55,052	26,601	693,834
Shares redeemed	(312,104)	(907,145)	(3,981,817)	(10,345,563)
Net increase (decrease)	125,791	(440,479)	$1,890,858	$(4,975,813)
Small Cap Value
Shares sold	17,306,217	24,352,600	$271,192,680	$316,956,165
Reinvestment of distributions	450,885	3,586,007	7,216,719	52,941,837
Shares redeemed	(16,391,461)	(37,663,110)	(246,836,915)	(502,490,454)
Net increase (decrease)	1,365,641	(9,724,503)	$31,572,484	$(132,592,452)
Class I
Shares sold	9,057,807	8,263,886	$144,508,994	$106,069,906
Reinvestment of distributions	94,656	514,583	1,516,743	7,603,951
Shares redeemed	(3,149,124)	(8,008,780)	(46,972,676)	(106,942,585)
Net increase (decrease)	6,003,339	769,689	$99,053,061	$6,731,272
Class Z
Shares sold	3,629,011	7,882,221	$56,272,433	$105,643,200
Reinvestment of distributions	47,848	182,948	752,829	2,704,975
Shares redeemed	(1,561,544)	(2,374,102)	(24,251,044)	(29,551,800)
Net increase (decrease)	2,115,315	5,691,067	$32,774,218	$78,796,375

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Small Cap Value Fund
Class A	1.25%
Actual		$1,000.00	$1,389.40	$7.53
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class M	1.49%
Actual		$1,000.00	$1,387.10	$8.97
Hypothetical-C		$1,000.00	$1,017.69	$7.58
Class C	2.02%
Actual		$1,000.00	$1,383.80	$12.14
Hypothetical-C		$1,000.00	$1,015.02	$10.26
Small Cap Value	.98%
Actual		$1,000.00	$1,392.00	$5.91
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class I	.97%
Actual		$1,000.00	$1,391.30	$5.85
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Class Z	.84%
Actual		$1,000.00	$1,392.20	$5.06
Hypothetical-C		$1,000.00	$1,020.97	$4.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Small Cap Value Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

SCV-SANN-0321
1.803709.116

Fidelity® Series Small Cap Opportunities Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Novavax, Inc.	1.1
Darling Ingredients, Inc.	0.9
Caesars Entertainment, Inc.	0.9
Syneos Health, Inc.	0.9
Builders FirstSource, Inc.	0.9
Phreesia, Inc.	0.8
TG Therapeutics, Inc.	0.8
II-VI, Inc.	0.8
Atkore International Group, Inc.	0.8
Glacier Bancorp, Inc.	0.7
8.6

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Health Care	22.2
Industrials	15.4
Financials	14.7
Information Technology	13.9
Consumer Discretionary	13.4

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks and Equity Futures	99.7%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 9.2%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	190,675	$10,858,941
Entertainment - 0.5%
Cinemark Holdings, Inc.	483,556	9,787,173
Skillz, Inc. (a)(b)	593,718	16,398,491
		26,185,664
Interactive Media & Services - 0.2%
QuinStreet, Inc. (a)	605,506	12,818,562
Media - 1.4%
S4 Capital PLC (a)	2,845,903	19,301,604
TechTarget, Inc. (a)	293,585	21,930,800
Tegna, Inc.	1,286,028	20,615,029
The New York Times Co. Class A	343,973	17,057,621
		78,905,054

TOTAL COMMUNICATION SERVICES		128,768,221

CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.5%
Adient PLC (a)	851,000	27,478,790
Fox Factory Holding Corp. (a)(b)	299,300	35,808,252
Patrick Industries, Inc.	342,800	23,673,768
		86,960,810
Hotels, Restaurants & Leisure - 4.8%
Boyd Gaming Corp.	887,693	40,088,216
Brinker International, Inc.	510,100	30,034,688
Caesars Entertainment, Inc. (a)	725,400	51,060,906
Churchill Downs, Inc.	210,900	39,533,205
Everi Holdings, Inc. (a)	769,542	10,065,609
Extended Stay America, Inc. unit	330,100	4,845,868
Lindblad Expeditions Holdings (a)	1,140,100	17,899,570
Marriott Vacations Worldwide Corp.	277,900	34,115,004
Ruth's Hospitality Group, Inc.	1,096,700	19,948,973
Wingstop, Inc.	180,100	27,024,005
		274,616,044
Household Durables - 1.9%
Installed Building Products, Inc. (a)	92,199	9,674,441
M.D.C. Holdings, Inc.	535,800	27,872,316
Taylor Morrison Home Corp. (a)	927,700	24,101,646
Tempur Sealy International, Inc. (a)	751,900	19,850,160
TopBuild Corp. (a)	134,802	26,953,660
		108,452,223
Internet & Direct Marketing Retail - 0.2%
Porch Group, Inc. Class A (a)(b)	613,600	9,093,552
Leisure Products - 0.6%
Brunswick Corp.	115,540	9,989,588
Johnson Outdoors, Inc. Class A	27,097	2,954,386
YETI Holdings, Inc. (a)(b)	278,500	18,330,870
		31,274,844
Multiline Retail - 0.3%
Nordstrom, Inc. (b)	397,200	14,080,740
Specialty Retail - 2.1%
American Eagle Outfitters, Inc.	1,514,800	34,370,812
Dick's Sporting Goods, Inc.	318,500	21,342,685
Lithia Motors, Inc. Class A (sub. vtg.)	124,300	39,611,924
National Vision Holdings, Inc. (a)	514,100	23,838,817
		119,164,238
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd. (a)	400,900	16,701,494
Crocs, Inc. (a)	509,200	35,654,184
Deckers Outdoor Corp. (a)	126,700	36,993,866
G-III Apparel Group Ltd. (a)(b)	949,100	25,663,664
		115,013,208

TOTAL CONSUMER DISCRETIONARY		758,655,659

CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Celsius Holdings, Inc. (a)(b)	204,100	10,898,940
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	661,200	27,816,684
Performance Food Group Co. (a)	626,000	29,346,880
		57,163,564
Food Products - 1.8%
Darling Ingredients, Inc. (a)	829,600	51,443,496
Freshpet, Inc. (a)	155,200	21,620,912
Nomad Foods Ltd. (a)	404,000	10,140,400
The Simply Good Foods Co. (a)	750,100	21,407,854
		104,612,662
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	705,500	16,409,930

TOTAL CONSUMER STAPLES		189,085,096

ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Liberty Oilfield Services, Inc. Class A	1,904,254	22,889,133
Oil, Gas & Consumable Fuels - 1.3%
Diamondback Energy, Inc.	434,793	24,648,415
EQT Corp.	1,138,100	18,562,411
Northern Oil & Gas, Inc. (a)(b)	1,793,346	18,292,129
Pioneer Natural Resources Co.	128,330	15,515,097
		77,018,052

TOTAL ENERGY		99,907,185

FINANCIALS - 14.7%
Banks - 8.3%
Camden National Corp.	392,324	14,731,766
ConnectOne Bancorp, Inc.	1,771,712	37,648,880
First Bancorp, Puerto Rico	4,025,194	36,629,265
First Financial Bankshares, Inc. (b)	64,900	2,458,412
First Interstate Bancsystem, Inc.	609,638	23,568,605
First Merchants Corp.	677,770	25,531,596
Glacier Bancorp, Inc.	902,319	42,093,181
Heartland Financial U.S.A., Inc.	715,117	30,506,891
Hilltop Holdings, Inc.	885,400	26,597,416
Preferred Bank, Los Angeles	553,301	26,718,905
Signature Bank	246,300	40,686,297
Sterling Bancorp	1,654,300	30,538,378
Synovus Financial Corp.	971,500	36,139,800
Trico Bancshares	651,343	24,295,094
United Community Bank, Inc.	1,388,481	41,418,388
Western Alliance Bancorp.	514,200	35,058,156
		474,621,030
Capital Markets - 3.4%
AllianceBernstein Holding LP	731,452	25,856,828
Cohen & Steers, Inc.	302,500	19,813,750
Focus Financial Partners, Inc. Class A (a)	503,826	23,972,041
Hamilton Lane, Inc. Class A	331,298	24,969,930
Houlihan Lokey	377,078	24,453,508
Lazard Ltd. Class A	679,200	27,983,040
LPL Financial	196,200	21,256,308
PJT Partners, Inc.	336,141	23,190,368
		191,495,773
Consumer Finance - 0.3%
Green Dot Corp. Class A (a)	297,117	14,924,187
Insurance - 1.0%
BRP Group, Inc. (a)	279,243	6,481,230
First American Financial Corp.	167,200	8,742,888
Primerica, Inc.	176,100	24,532,491
Selectquote, Inc. (b)	771,100	16,285,632
		56,042,241
Mortgage Real Estate Investment Trusts - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	483,700	28,610,855
Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd.	679,800	28,436,034
Meta Financial Group, Inc.	350,100	13,524,363
NMI Holdings, Inc. (a)	1,166,408	24,739,514
		66,699,911

TOTAL FINANCIALS		832,393,997

HEALTH CARE - 22.0%
Biotechnology - 12.7%
Abcam PLC ADR (b)	970,575	22,449,400
ADC Therapeutics SA (a)	432,710	12,362,525
Agios Pharmaceuticals, Inc. (a)	573,245	26,925,318
Arcutis Biotherapeutics, Inc. (a)	671,500	18,325,235
Argenx SE ADR (a)	105,600	30,942,912
Ascendis Pharma A/S sponsored ADR (a)	131,448	19,736,917
BioAtla, Inc.	83,500	3,671,495
Black Diamond Therapeutics, Inc. (a)	296,147	7,335,561
ChemoCentryx, Inc. (a)	260,300	14,839,703
Crinetics Pharmaceuticals, Inc. (a)	594,928	8,537,217
FibroGen, Inc. (a)	569,700	27,448,146
Forma Therapeutics Holdings, Inc.	379,200	14,648,496
Global Blood Therapeutics, Inc. (a)(b)	404,400	20,268,528
Intercept Pharmaceuticals, Inc. (a)	144,498	5,092,110
Keros Therapeutics, Inc.	243,000	13,863,150
Kura Oncology, Inc. (a)	624,038	18,689,938
Mirati Therapeutics, Inc. (a)	154,500	31,723,485
Morphic Holding, Inc. (a)	479,962	16,155,521
Neurocrine Biosciences, Inc. (a)	233,400	25,615,650
Novavax, Inc. (a)(b)	289,700	64,006,322
ORIC Pharmaceuticals, Inc. (a)	2,101	61,601
Passage Bio, Inc.	712,745	13,299,822
Poseida Therapeutics, Inc. (a)(b)	115,100	1,001,370
Prelude Therapeutics, Inc.	246,844	16,032,518
Prelude Therapeutics, Inc.	339,707	20,960,771
Protagonist Therapeutics, Inc. (a)	1,045,923	21,661,065
PTC Therapeutics, Inc. (a)	389,000	22,491,980
Revolution Medicines, Inc.	533,042	22,462,390
Sage Therapeutics, Inc. (a)	160,975	12,982,634
Sarepta Therapeutics, Inc. (a)	160,300	14,330,820
Seer, Inc.	39,100	2,439,840
Shattuck Labs, Inc.	110,120	5,463,053
Stoke Therapeutics, Inc. (a)	205,417	12,546,870
Taysha Gene Therapies, Inc.	34,700	902,200
TG Therapeutics, Inc. (a)	952,900	45,996,483
Turning Point Therapeutics, Inc. (a)	291,600	36,592,884
Vaxcyte, Inc.	517,172	12,686,229
Viela Bio, Inc. (a)	510,878	17,717,249
Xenon Pharmaceuticals, Inc. (a)(b)	1,038,759	14,906,192
Zentalis Pharmaceuticals, Inc.	501,500	19,242,555
Zymeworks, Inc. (a)	145,400	4,917,428
		721,333,583
Health Care Equipment & Supplies - 2.4%
Axonics Modulation Technologies, Inc. (a)	222,100	11,482,570
Envista Holdings Corp. (a)	333,670	11,858,632
Globus Medical, Inc. (a)	490,100	30,234,269
Haemonetics Corp. (a)	254,500	29,086,805
Integer Holdings Corp. (a)	311,300	22,973,940
Nevro Corp. (a)	184,300	29,817,897
		135,454,113
Health Care Providers & Services - 2.0%
Chemed Corp.	29,000	15,019,100
Molina Healthcare, Inc. (a)	181,200	38,706,132
Progyny, Inc. (a)	438,381	20,503,079
R1 RCM, Inc. (a)	1,265,300	31,923,519
Surgery Partners, Inc. (a)	143,200	5,338,496
		111,490,326
Health Care Technology - 1.9%
HMS Holdings Corp. (a)	619,900	22,824,718
Inspire Medical Systems, Inc. (a)	187,743	37,832,092
Phreesia, Inc. (a)	737,800	48,170,962
		108,827,772
Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories, Inc. Class A (a)	59,100	33,909,807
Bruker Corp.	412,500	23,879,625
Maravai LifeSciences Holdings, Inc.	165,300	5,759,052
Syneos Health, Inc. (a)	680,600	50,602,610
		114,151,094
Pharmaceuticals - 1.0%
Arvinas Holding Co. LLC (a)	380,200	28,682,288
Graybug Vision, Inc.	382,175	11,713,664
IMARA, Inc.	268,764	3,499,307
Theravance Biopharma, Inc. (a)	683,172	12,734,326
		56,629,585

TOTAL HEALTH CARE		1,247,886,473

INDUSTRIALS - 15.4%
Aerospace & Defense - 0.4%
Kaman Corp.	456,543	22,991,505
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,021,969	25,968,232
Building Products - 2.4%
A.O. Smith Corp.	344,800	18,722,640
Builders FirstSource, Inc. (a)	1,270,100	48,581,325
Jeld-Wen Holding, Inc. (a)	1,342,700	34,896,773
Simpson Manufacturing Co. Ltd.	370,985	34,130,620
		136,331,358
Commercial Services & Supplies - 1.1%
MSA Safety, Inc.	152,400	23,792,688
Tetra Tech, Inc.	311,116	37,822,372
		61,615,060
Construction & Engineering - 2.7%
Comfort Systems U.S.A., Inc.	692,430	38,381,395
Construction Partners, Inc. Class A (a)	882,102	25,069,339
Dycom Industries, Inc. (a)	456,156	37,012,498
EMCOR Group, Inc.	399,298	35,258,013
Jacobs Engineering Group, Inc.	189,773	19,159,482
		154,880,727
Electrical Equipment - 2.1%
Atkore International Group, Inc. (a)	991,781	43,995,405
Bloom Energy Corp. Class A (a)(b)	1,120,900	39,130,619
Generac Holdings, Inc. (a)	146,673	36,143,161
		119,269,185
Machinery - 3.2%
ESCO Technologies, Inc.	392,878	37,354,840
Federal Signal Corp.	686,921	22,455,447
ITT, Inc.	467,185	34,903,391
Kadant, Inc.	192,400	27,503,580
SPX Corp. (a)	505,300	26,129,063
SPX Flow, Inc. (a)	670,607	35,522,053
		183,868,374
Professional Services - 1.2%
ASGN, Inc. (a)	448,600	37,193,426
TriNet Group, Inc. (a)	443,600	32,875,196
		70,068,622
Road & Rail - 0.6%
Saia, Inc. (a)	190,500	33,670,875
Trading Companies & Distributors - 1.2%
Finning International, Inc.	1,268,600	26,488,070
Rush Enterprises, Inc. Class A	536,264	22,517,725
Univar, Inc. (a)	990,954	18,421,835
		67,427,630

TOTAL INDUSTRIALS		876,091,568

INFORMATION TECHNOLOGY - 13.9%
Electronic Equipment & Components - 1.8%
Fabrinet (a)	376,774	29,742,540
II-VI, Inc. (a)(b)	527,300	44,330,111
Insight Enterprises, Inc. (a)	409,000	31,124,900
		105,197,551
IT Services - 3.2%
CACI International, Inc. Class A (a)	45,971	11,089,125
Endava PLC ADR (a)	385,906	30,509,728
ExlService Holdings, Inc. (a)	345,884	26,522,385
ManTech International Corp. Class A	298,044	26,731,566
Shift4 Payments, Inc.	595,700	38,726,457
Verra Mobility Corp. (a)	1,556,500	19,923,200
WNS Holdings Ltd. sponsored ADR (a)	418,703	28,128,468
		181,630,929
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc.	396,199	40,642,093
Array Technologies, Inc.	540,315	22,023,239
CMC Materials, Inc.	234,300	34,514,733
Entegris, Inc.	197,413	19,423,465
MKS Instruments, Inc.	178,300	28,183,881
Semtech Corp. (a)	471,600	33,460,020
Synaptics, Inc. (a)	364,300	36,145,846
		214,393,277
Software - 5.1%
Altair Engineering, Inc. Class A (a)(b)	383,500	21,449,155
Cerence, Inc. (a)(b)	342,600	38,340,366
Digital Turbine, Inc. (a)	624,500	35,727,645
Everbridge, Inc. (a)(b)	94,000	12,495,420
Five9, Inc. (a)	173,200	28,794,500
Manhattan Associates, Inc. (a)	251,500	28,477,345
Model N, Inc. (a)	555,400	18,872,492
Ping Identity Holding Corp. (a)	655,300	19,600,023
Telos Corp.	421,900	14,893,070
Tenable Holdings, Inc. (a)	723,400	35,801,066
Workiva, Inc. (a)	351,100	34,221,717
		288,672,799

TOTAL INFORMATION TECHNOLOGY		789,894,556

MATERIALS - 4.0%
Chemicals - 1.8%
Chase Corp.	188,894	18,934,735
Innospec, Inc.	354,800	31,147,892
Trinseo SA (b)	409,200	20,799,636
Tronox Holdings PLC	2,259,900	34,689,465
		105,571,728
Construction Materials - 0.5%
Eagle Materials, Inc.	248,100	27,298,443
Containers & Packaging - 0.4%
O-I Glass, Inc.	1,905,400	24,084,256
Metals & Mining - 0.8%
B2Gold Corp.	3,472,100	17,160,252
Commercial Metals Co.	1,321,700	26,024,273
		43,184,525
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp. (b)	771,100	29,309,511

TOTAL MATERIALS		229,448,463

REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.5%
CoreSite Realty Corp.	180,900	24,320,196
Essential Properties Realty Trust, Inc.	1,437,700	29,932,914
Four Corners Property Trust, Inc.	1,161,800	30,625,048
Highwoods Properties, Inc. (SBI)	643,200	24,113,568
Lexington Corporate Properties Trust	2,839,300	29,102,825
Potlatch Corp.	723,700	34,563,912
Rexford Industrial Realty, Inc.	553,100	27,068,714
RLJ Lodging Trust	2,545,300	32,859,823
Sunstone Hotel Investors, Inc.	3,877,100	41,484,970
Terreno Realty Corp.	625,000	35,362,500
		309,434,470
Real Estate Management & Development - 0.5%
Cushman & Wakefield PLC (a)	2,142,700	30,704,891

TOTAL REAL ESTATE		340,139,361

UTILITIES - 2.7%
Electric Utilities - 0.7%
Allete, Inc.	406,100	25,519,324
IDACORP, Inc.	167,800	14,816,740
		40,336,064
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares (b)	424,900	28,502,292
Independent Power and Renewable Electricity Producers - 1.1%
Brookfield Renewable Corp.	366,200	20,488,890
Clearway Energy, Inc. Class C	846,800	26,233,864
Shoals Technologies Group, Inc.	8,100	274,833
Vistra Corp.	801,751	16,010,967
		63,008,554
Multi-Utilities - 0.4%
Algonquin Power & Utilities Corp. (b)	1,242,500	20,650,350

TOTAL UTILITIES		152,497,260

TOTAL COMMON STOCKS
(Cost $3,968,090,529)		5,644,767,839

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Ikena Oncology, Inc. Series B (c)(d)	4,068,100	5,689,238
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (c)(d)	555,852	4,007,693
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,754,039)		9,696,931
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 2/25/21 (e)
(Cost $10,169,438)	10,170,000	10,169,695
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund 0.09% (f)	195,105,497	$195,144,518
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	175,861,694	175,879,280
TOTAL MONEY MARKET FUNDS
(Cost $371,023,446)		371,023,798
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $4,358,037,452)		6,035,658,263
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(358,297,887)
NET ASSETS - 100%		$5,677,360,376

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	146	March 2021	$15,097,860	$(316,300)	$(316,300)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,696,931 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,169,695.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aristea Therapeutics, Inc. Series B	10/6/20	$3,064,801
Ikena Oncology, Inc. Series B	12/21/20	$5,689,238

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,897
Fidelity Securities Lending Cash Central Fund	264,627
Total	$295,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$128,768,221	$128,768,221	$--	$--
Consumer Discretionary	758,655,659	758,655,659	--	--
Consumer Staples	189,085,096	189,085,096	--	--
Energy	99,907,185	99,907,185	--	--
Financials	832,393,997	832,393,997	--	--
Health Care	1,257,583,404	1,226,925,702	20,960,771	9,696,931
Industrials	876,091,568	876,091,568	--	--
Information Technology	789,894,556	789,894,556	--	--
Materials	229,448,463	229,448,463	--	--
Real Estate	340,139,361	340,139,361	--	--
Utilities	152,497,260	152,497,260	--	--
U.S. Government and Government Agency Obligations	10,169,695	--	10,169,695	--
Money Market Funds	371,023,798	371,023,798	--	--
Total Investments in Securities:	$6,035,658,263	$5,994,830,866	$31,130,466	$9,696,931
Derivative Instruments:
Liabilities
Futures Contracts	$(316,300)	$(316,300)	$--	$--
Total Liabilities	$(316,300)	$(316,300)	$--	$--
Total Derivative Instruments:	$(316,300)	$(316,300)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(316,300)
Total Equity Risk	0	(316,300)
Total Value of Derivatives	$0	$(316,300)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $167,727,594) — See accompanying schedule: Unaffiliated issuers (cost $3,987,014,006)	$5,664,634,465
Fidelity Central Funds (cost $371,023,446)	371,023,798
Total Investment in Securities (cost $4,358,037,452)		$6,035,658,263
Segregated cash with brokers for derivative instruments		303,290
Receivable for investments sold		19,870,784
Receivable for fund shares sold		6,696,863
Dividends receivable		1,151,809
Interest receivable		37
Distributions receivable from Fidelity Central Funds		42,632
Other receivables		28,963
Total assets		6,063,752,641
Liabilities
Payable to custodian bank	$97,200
Payable for investments purchased	51,600,268
Payable for fund shares redeemed	156,528,090
Payable for daily variation margin on futures contracts	2,267,688
Other payables and accrued expenses	25,541
Collateral on securities loaned	175,873,478
Total liabilities		386,392,265
Net Assets		$5,677,360,376
Net Assets consist of:
Paid in capital		$3,677,080,136
Total accumulated earnings (loss)		2,000,280,240
Net Assets		$5,677,360,376
Net Asset Value, offering price and redemption price per share ($5,677,360,376 ÷ 351,661,731 shares)		$16.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$23,089,137
Interest		2,168
Income from Fidelity Central Funds (including $264,627 from security lending)		295,524
Total income		23,386,829
Expenses
Custodian fees and expenses	$27,967
Independent trustees' fees and expenses	12,640
Interest	4,460
Miscellaneous	5,344
Total expenses		50,411
Net investment income (loss)		23,336,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	485,410,722
Fidelity Central Funds	(3,070)
Foreign currency transactions	(37,392)
Futures contracts	(5,305,992)
Total net realized gain (loss)		480,064,268
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	921,818,602
Fidelity Central Funds	(5,330)
Assets and liabilities in foreign currencies	18,492
Futures contracts	(594,873)
Total change in net unrealized appreciation (depreciation)		921,236,891
Net gain (loss)		1,401,301,159
Net increase (decrease) in net assets resulting from operations		$1,424,637,577

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,336,418	$59,570,616
Net realized gain (loss)	480,064,268	(27,834,791)
Change in net unrealized appreciation (depreciation)	921,236,891	(200,595,300)
Net increase (decrease) in net assets resulting from operations	1,424,637,577	(168,859,475)
Distributions to shareholders	(118,324,848)	(370,412,069)
Share transactions
Proceeds from sales of shares	134,044,089	697,418,642
Reinvestment of distributions	118,324,848	370,412,069
Cost of shares redeemed	(812,513,420)	(1,264,824,598)
Net increase (decrease) in net assets resulting from share transactions	(560,144,483)	(196,993,887)
Total increase (decrease) in net assets	746,168,246	(736,265,431)
Net Assets
Beginning of period	4,931,192,130	5,667,457,561
End of period	$5,677,360,376	$4,931,192,130
Other Information
Shares
Sold	9,192,405	55,543,419
Issued in reinvestment of distributions	8,102,705	27,933,067
Redeemed	(55,123,859)	(97,637,825)
Net increase (decrease)	(37,828,749)	(14,161,339)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Small Cap Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$14.04	$15.46	$14.42	$12.94	$13.83
Income from Investment Operations
Net investment income (loss)A	.06	.15	.15	.16	.06	.06
Net realized and unrealized gain (loss)	3.74	(.60)	.12	2.44	1.52	(.22)
Total from investment operations	3.80	(.45)	.27	2.60	1.58	(.16)
Distributions from net investment income	(.14)	(.16)	(.14)	(.12)	(.07)	(.05)
Distributions from net realized gain	(.19)	(.77)	(1.55)	(1.45)	(.03)	(.68)
Total distributions	(.32)B	(.93)	(1.69)	(1.56)B	(.10)	(.73)
Net asset value, end of period	$16.14	$12.66	$14.04	$15.46	$14.42	$12.94
Total ReturnC,D	30.31%	(3.44)%	1.98%	19.84%	12.22%	(.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	.66%	.85%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	.66%	.85%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	.65%	.84%
Net investment income (loss)	.86%G	1.17%	1.13%	1.10%	.42%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$5,677,360	$4,931,192	$5,667,458	$5,997,330	$2,509,347	$2,433,489
Portfolio turnover rateI	70%G	61%J	59%	68%	58%	58%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,792,706,699
Gross unrealized depreciation	(124,930,726)
Net unrealized appreciation (depreciation)	$1,667,775,973
Tax cost	$4,367,565,990

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(68,496,247)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Opportunities Fund	1,828,287,039	2,407,414,414

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Opportunities Fund	$74,979

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Small Cap Opportunities Fund	Borrower	$33,807,500.33%		$4,308

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $105,311,747 and $133,274,939, respectively.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $177,449,561 in exchange for 13,874,086 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Small Cap Opportunities Fund	$5,344

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Small Cap Opportunities Fund	$32,086	$3,966	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Small Cap Opportunities Fund	$9,293,000.59%		$152

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Series Small Cap Opportunities Fund	- %-C
Actual		$1,000.00	$1,303.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Small Cap Opportunities Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense cap for the fund was lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

SMO-SANN-0321
1.839810.113

Fidelity® Real Estate Income Fund

Semi-Annual Report

January 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

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For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2021

% of fund's net assets
American Tower Corp.	3.0
Equity Lifestyle Properties, Inc.	2.8
Mid-America Apartment Communities, Inc.	2.4
New Residential Investment Corp.	2.3
AGNC Investment Corp.	1.5
12.0

Top 5 Bonds as of January 31, 2021

% of fund's net assets
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	1.0
Redwood Trust, Inc. 5.625% 7/15/24	1.0
Kennedy-Wilson, Inc. 5.875% 4/1/24	0.9
Senior Housing Properties Trust 4.75% 5/1/24	0.8
RWT Holdings, Inc. 5.75% 10/1/25	0.6
4.3

Top Five REIT Sectors as of January 31, 2021

% of fund's net assets
REITs - Mortgage	23.3
REITs - Diversified	15.1
REITs - Management/Investment	6.8
REITs - Health Care	4.5
REITs - Apartments	4.4

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	55.9%
Bonds	25.7%
Convertible Securities	7.0%
Other Investments	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Foreign investments - 2.2%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 32.6%
	Shares	Value
FINANCIALS - 8.1%
Capital Markets - 0.7%
Brookfield Asset Management, Inc. (Canada) Class A	974,800	$37,772,309
Mortgage Real Estate Investment Trusts - 7.4%
AGNC Investment Corp.	5,331,932	83,178,139
Broadmark Realty Capital, Inc.	1,388,400	14,286,636
Capstead Mortgage Corp.	1,229,200	6,563,928
Chimera Investment Corp.	1,056,000	10,665,600
Colony NorthStar Credit Real Estate, Inc.	818,850	6,468,915
Dynex Capital, Inc. (a)	2,072,262	37,404,329
Ellington Financial LLC	1,548,275	23,162,194
Ellington Residential Mortgage REIT	430,700	5,151,172
Great Ajax Corp. (a)(b)	1,663,364	16,384,135
Lument Finance Trust, Inc.	232,703	735,341
MFA Financial, Inc.	18,427,741	67,076,977
New Residential Investment Corp.	13,047,899	122,519,772
Redwood Trust, Inc.	1,127,752	9,676,112
		403,273,250

TOTAL FINANCIALS		441,045,559

INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Willscot Mobile Mini Holdings (c)	898,000	21,291,580
REAL ESTATE - 24.1%
Equity Real Estate Investment Trusts (REITs) - 23.7%
Acadia Realty Trust (SBI)	3,436,126	49,823,827
American Homes 4 Rent Class A	791,300	23,920,999
American Tower Corp.	739,200	168,064,499
Apartment Income (REIT) Corp.	2,043,640	79,231,923
Apartment Investment & Management Co. Class A	2,075,240	9,525,352
AvalonBay Communities, Inc.	101,200	16,563,404
Colony Capital, Inc. (b)	5,708,755	28,315,425
Crown Castle International Corp.	470,610	74,949,349
Digital Realty Trust, Inc.	137,000	19,721,150
Diversified Healthcare Trust (SBI)	1,056,907	4,248,766
Douglas Emmett, Inc.	548,100	15,187,851
Easterly Government Properties, Inc.	946,300	20,771,285
Equinix, Inc.	77,700	57,494,892
Equity Lifestyle Properties, Inc.	2,493,896	151,728,633
Equity Residential (SBI)	55,200	3,402,528
Gaming & Leisure Properties	534,446	21,981,764
Healthcare Trust of America, Inc.	1,101,860	31,127,545
Invitation Homes, Inc.	397,200	11,709,456
iStar Financial, Inc. (a)	3,966,513	60,211,667
Lamar Advertising Co. Class A	282,100	22,788,038
Lexington Corporate Properties Trust	6,320,374	64,783,834
Mid-America Apartment Communities, Inc.	991,906	131,675,522
Monmouth Real Estate Investment Corp. Class A	2,018,169	34,974,869
NexPoint Residential Trust, Inc.	297,629	11,747,417
Public Storage	65,300	14,863,586
Retail Value, Inc.	274,131	4,279,185
Sabra Health Care REIT, Inc.	1,554,475	26,099,635
Safehold, Inc.	80,609	5,931,210
SITE Centers Corp.	1,602,638	17,773,255
Terreno Realty Corp.	119,528	6,762,894
UMH Properties, Inc.	433,623	6,374,258
Ventas, Inc.	1,145,386	52,767,933
Washington REIT (SBI)	1,310,647	28,755,595
Weyerhaeuser Co.	849,000	26,480,310
		1,304,037,856
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (c)	344,600	21,013,708

TOTAL REAL ESTATE		1,325,051,564

TOTAL COMMON STOCKS
(Cost $1,531,677,435)		1,787,388,703

Preferred Stocks - 24.5%
Convertible Preferred Stocks - 1.2%
FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts - 0.5%
Great Ajax Corp. 7.25% (a)	611,442	14,992,558
Ready Capital Corp. 7.00%	404,062	9,745,975
		24,738,533
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Braemar Hotels & Resorts, Inc. 5.50%	98,091	1,608,692
Lexington Corporate Properties Trust Series C, 6.50%	440,102	24,270,243
RLJ Lodging Trust Series A, 1.95%	31,585	812,998
Wheeler REIT, Inc. 8.75% (c)	510,973	8,930,159
		35,622,092
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (d)(e)	189,650	4,890,312
TOTAL REAL ESTATE		40,512,404

TOTAL CONVERTIBLE PREFERRED STOCKS		65,250,937

Nonconvertible Preferred Stocks - 23.3%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Partners LP:
7.95% (d)	328,262	6,985,415
Series B, 7.875% (d)	256,314	5,513,314
Enbridge, Inc.:
Series 1 5 year U.S. Treasury Index + 3.140% 5.949% (d)(e)	498,275	9,616,708
Series L 5 year U.S. Treasury Index + 3.150% 4.959% (d)(e)	111,400	2,060,900
Energy Transfer Partners LP 7.60% (d)	471,751	10,402,110
Global Partners LP 9.75% (d)	161,507	4,110,595
		38,689,042
FINANCIALS - 13.9%
Mortgage Real Estate Investment Trusts - 13.7%
AG Mortgage Investment Trust, Inc.:
8.00%	611,362	12,233,354
8.25%	38,510	797,542
Series C 8.00% (d)	638,138	12,462,835
AGNC Investment Corp.:
6.125% (d)	653,900	15,693,600
6.875% (d)	874,072	21,510,912
Series C, 7.00% (d)	958,602	24,128,012
Series E 6.50% (d)	1,171,418	28,547,457
Annaly Capital Management, Inc.:
6.75% (d)	535,092	13,473,617
Series F, 6.95% (d)	2,131,060	53,255,189
Series G, 6.50% (d)	1,229,790	30,240,536
Anworth Mortgage Asset Corp. Series A, 8.625%	235,600	5,899,424
Arbor Realty Trust, Inc.:
Series A, 8.25%	186,964	4,816,211
Series B, 7.75%	237,325	5,997,203
Series C, 8.50%	98,875	2,592,997
Arlington Asset Investment Corp.:
6.625%	240,823	6,016,963
8.25% (d)	147,125	3,194,084
Armour Residential REIT, Inc. Series C 7.00%	102,500	2,514,838
Capstead Mortgage Corp. Series E, 7.50%	488,533	11,988,600
Cherry Hill Mortgage Investment Corp.:
8.25% (d)	245,925	5,821,045
Series A, 8.20%	248,750	6,268,624
Chimera Investment Corp.:
8.00% (d)	938,131	21,323,718
Series A, 8.00%	202,500	4,882,275
Series B, 8.00% (d)	2,133,504	49,859,988
Series C, 7.75% (d)	2,359,586	53,609,794
Dynex Capital, Inc.:
Series B, 7.625% (a)	154,355	3,877,398
Series C 6.90% (a)(d)	372,483	9,278,552
Ellington Financial LLC 6.75% (d)	368,770	8,666,095
Exantas Capital Corp. 8.625% (d)	236,708	5,142,481
Invesco Mortgage Capital, Inc.:
7.50% (d)	1,602,689	38,304,267
Series A, 7.75%	121,967	3,002,828
Series B, 7.75% (d)	898,846	21,689,154
MFA Financial, Inc.:
6.50% (d)	1,093,451	23,771,625
Series B, 7.50%	609,332	14,380,235
New Residential Investment Corp.:
7.125% (d)	1,524,162	33,943,088
Series A 7.50% (d)	964,527	22,367,381
Series C 6.375% (d)	1,257,554	26,484,087
New York Mortgage Trust, Inc.:
Series B, 7.75%	281,092	6,538,228
Series C, 7.875%	317,125	7,347,247
Series D, 8.00% (d)	317,918	7,281,912
PennyMac Mortgage Investment Trust:
8.125% (d)	414,254	10,087,085
Series B, 8.00% (d)	750,421	18,542,903
Ready Capital Corp. Series C 6.20%	378,550	9,596,243
Two Harbors Investment Corp.:
7.50%	491,117	11,718,052
7.75%	117,103	2,839,748
Series A, 8.125% (d)	697,850	17,027,540
Series B, 7.625% (d)	1,483,255	34,515,344
Series C, 7.25% (d)	899,517	20,239,133
		753,769,444
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10% (d)	679,025	11,060,873
TOTAL FINANCIALS		764,830,317
REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 8.5%
American Finance Trust, Inc.:
7.50%	874,787	22,018,389
Series C 7.375% (c)	250,000	6,235,000
American Homes 4 Rent:
6.25%	98,905	2,621,972
Series D, 6.50%	189,633	4,820,471
Series E, 6.35%	250,075	6,364,409
Series F, 5.875%	248,009	6,340,152
Series G, 5.875%	199,750	5,145,560
Armada Hoffler Properties, Inc. 6.75%	196,750	5,054,508
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	190,073	3,265,454
Series F, 7.375%	327,400	5,428,292
Series G, 7.375%	238,068	4,149,525
Series H, 7.50%	231,565	3,936,605
Series I, 7.50%	323,909	5,341,259
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	190,697	4,819,867
Series C, 7.625%	252,994	6,476,646
Series D, 7.125%	168,100	4,308,403
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	3,322,560
Cedar Realty Trust, Inc.:
Series B, 7.25%	181,872	4,454,045
Series C, 6.50%	291,600	6,499,764
Centerspace Series C, 6.625%	317,300	8,315,005
City Office REIT, Inc. Series A, 6.625%	178,475	4,538,619
Colony Capital, Inc.:
Series G, 7.50%	583,284	13,923,047
Series H, 7.125%	747,701	17,309,278
Series I, 7.15%	914,492	21,490,562
Series J, 7.15%	1,151,024	26,795,839
DiamondRock Hospitality Co. 8.25%	195,100	5,205,268
Digital Realty Trust, Inc. Series C, 6.625%	83,050	2,132,724
Farmland Partners, Inc. Series B, 6.00%	623,150	15,946,409
Gladstone Commercial Corp.:
6.625%	98,875	2,543,065
Series D, 7.00%	532,775	13,452,569
Gladstone Land Corp.:
Series A, 6.375%	63,275	1,590,734
Series D 5.00%	30,000	779,700
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,898,229
Global Net Lease, Inc.:
Series A, 7.25%	531,595	13,768,311
Series B 6.875%	294,000	7,391,160
Healthcare Trust, Inc. Series A 7.375%	128,500	3,116,125
Hersha Hospitality Trust:
Series C, 6.875%	49,450	956,363
Series D, 6.50%	197,750	3,654,420
iStar Financial, Inc.:
Series D, 8.00%	340,621	8,730,116
Series G, 7.65%	386,473	9,743,023
Series I, 7.50%	552,696	13,889,250
Monmouth Real Estate Investment Corp. Series C, 6.125%	342,800	8,662,556
National Storage Affiliates Trust Series A, 6.00%	91,575	2,420,327
Office Properties Income Trust 5.875%	200,225	5,075,704
Pebblebrook Hotel Trust:
6.30%	269,997	5,993,933
6.375%	371,094	8,357,037
Series C, 6.50%	232,046	5,239,599
Series D, 6.375%	369,760	8,271,531
Pennsylvania (REIT):
Series B, 7.375%	99,385	1,265,171
Series C, 7.20%	50,325	635,605
Series D, 6.875%	150,100	1,873,248
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,524,979
Prologis (REIT), Inc. Series Q, 8.54%	93,396	6,691,823
PS Business Parks, Inc. Series Z 4.875%	52,000	1,369,680
QTS Realty Trust, Inc. Series A, 7.125%	29,675	794,400
Rexford Industrial Realty, Inc.:
Series A, 5.875%	133,500	3,373,545
Series B, 5.875%	78,600	2,055,390
Series C 5.625%	68,225	1,810,692
Saul Centers, Inc.:
Series D, 6.125%	82,775	2,015,571
Series E 6.00%	76,841	1,793,469
Seritage Growth Properties Series A, 7.00%	91,986	1,673,225
SITE Centers Corp. Series K, 6.25%	226,338	5,662,977
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	941,493
Series C, 7.875%	107,000	1,495,860
Spirit Realty Capital, Inc. Series A, 6.00%	94,125	2,491,489
Stag Industrial, Inc. Series C, 6.875%	82,075	2,087,742
Summit Hotel Properties, Inc.:
Series D, 6.45%	216,857	5,135,174
Series E, 6.25%	300,802	6,954,542
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	41,525	1,010,121
Series F, 6.45%	83,050	1,985,833
UMH Properties, Inc.:
Series C, 6.75%	430,965	10,920,653
Series D, 6.375%	513,725	12,730,106
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	7,002,179
Series K 5.875%	69,225	1,696,013
VEREIT, Inc. Series F, 6.70%	672,084	17,198,630
Washington Prime Group, Inc.:
Series H, 7.50%	181,934	3,016,466
Series I, 6.875%	284,728	4,396,200
		468,395,660
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75%	43,000	996,310
6.50%	34,125	843,570
Landmark Infrastructure Partners LP Series B, 7.90%	116,375	2,929,159
		4,769,039
TOTAL REAL ESTATE		473,164,699
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35% (d)	182,825	3,601,456

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,280,285,514

TOTAL PREFERRED STOCKS
(Cost $1,387,379,757)		1,345,536,451
	Principal Amount	Value

Corporate Bonds - 18.1%
Convertible Bonds - 5.8%
FINANCIALS - 5.3%
Mortgage Real Estate Investment Trusts - 5.3%
Arbor Realty Trust, Inc. 4.75% 11/1/22	19,326,000	19,555,496
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	3,856,000	3,867,307
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (f)	6,694,000	6,268,602
6.375% 10/1/23	10,099,000	9,202,714
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	15,629,000	15,580,159
MFA Financial, Inc. 6.25% 6/15/24	25,352,000	25,116,335
New York Mortgage Trust, Inc. 6.25% 1/15/22	2,472,000	2,473,545
PennyMac Corp. 5.5% 11/1/24	34,434,000	33,874,448
Redwood Trust, Inc.:
4.75% 8/15/23	14,195,000	13,522,943
5.625% 7/15/24	58,258,000	54,827,143
RWT Holdings, Inc. 5.75% 10/1/25	36,299,000	34,403,137
Two Harbors Investment Corp. 6.25% 1/15/26	18,400,000	18,524,550
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	63,526,000	56,538,140
		293,754,519
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Colony Capital, Inc. 5% 4/15/23	25,791,000	25,307,419

TOTAL CONVERTIBLE BONDS		319,061,938

Nonconvertible Bonds - 12.3%
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 0.2%
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	3,955,000	4,113,833
Times Square Hotel Trust 8.528% 8/1/26 (f)	4,874,656	5,325,429
		9,439,262
Household Durables - 2.6%
Adams Homes, Inc. 7.5% 2/15/25 (f)	9,530,000	10,077,975
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (f)	9,925,000	10,495,688
6.75% 8/1/25 (f)	26,458,000	27,582,465
9.875% 4/1/27 (f)	21,220,000	23,872,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (f)	1,590,000	1,630,736
6.25% 9/15/27 (f)	8,533,000	9,002,315
Century Communities, Inc.:
5.875% 7/15/25	2,982,000	3,101,280
6.75% 6/1/27	6,230,000	6,671,582
LGI Homes, Inc. 6.875% 7/15/26 (f)	19,116,000	20,191,275
M/I Homes, Inc. 5.625% 8/1/25	10,842,000	11,262,128
New Home Co. LLC 7.25% 10/15/25 (f)	3,960,000	4,093,650
Picasso Finance Sub, Inc. 6.125% 6/15/25 (f)	4,000,000	4,268,840
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	12,443,388
		144,693,822
TOTAL CONSUMER DISCRETIONARY		154,133,084
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (f)	7,750,000	7,982,500
8.5% 10/30/25 (f)	1,682,000	1,787,125
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,955,000	4,177,469
		13,947,094
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Five Point Operation Co. LP 7.875% 11/15/25 (f)	18,463,000	19,487,973
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Sabra Health Care LP:
3.9% 10/15/29	989,000	1,040,098
4.8% 6/1/24	7,475,000	8,108,275
5.125% 8/15/26	20,264,000	22,888,740
		32,037,113
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (f)	4,250,000	4,377,500
REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 4.6%
CBL & Associates LP:
4.6% 10/15/24 (g)	18,229,000	6,744,730
5.25% 12/1/23 (g)	11,371,000	4,207,270
5.95% 12/15/26 (g)	10,317,000	3,817,290
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	6,992,000	7,217,142
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	2,154,000	2,197,080
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (f)	5,075,000	5,167,455
iStar Financial, Inc.:
4.25% 8/1/25	16,925,000	16,671,125
4.75% 10/1/24	25,920,000	26,586,533
5.5% 2/15/26	16,985,000	17,261,006
Office Properties Income Trust:
4.15% 2/1/22	11,045,000	11,270,019
4.25% 5/15/24	4,974,000	5,241,045
4.5% 2/1/25	21,056,000	22,445,681
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,434,000	2,738,012
4.95% 4/1/24	2,866,000	3,144,299
Senior Housing Properties Trust:
4.75% 5/1/24	44,393,000	45,502,825
4.75% 2/15/28	9,933,000	9,933,000
6.75% 12/15/21	7,910,000	8,068,200
9.75% 6/15/25	21,500,000	24,396,050
Service Properties Trust:
4.65% 3/15/24	3,500,000	3,475,500
5% 8/15/22	3,141,000	3,164,558
7.5% 9/15/25	7,950,000	8,949,679
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (f)(h)	6,000,000	6,000,000
Uniti Group, Inc. 7.875% 2/15/25 (f)	5,000,000	5,367,275
VEREIT Operating Partnership LP 4.875% 6/1/26	436,000	513,143
XHR LP 6.375% 8/15/25 (f)	4,250,000	4,441,250
		254,520,167
Real Estate Management & Development - 3.6%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (f)	1,000,000	1,087,700
Forestar Group, Inc.:
5% 3/1/28 (f)	7,000,000	7,297,500
8% 4/15/24 (f)	20,132,000	21,113,435
Greystar Real Estate Partners 5.75% 12/1/25 (f)	13,480,000	13,884,400
Howard Hughes Corp.:
4.125% 2/1/29 (f)(h)	12,000,000	11,947,320
5.375% 3/15/25 (f)	22,912,000	23,622,501
5.375% 8/1/28 (f)	7,655,000	8,076,025
Kennedy-Wilson, Inc.:
4.75% 3/1/29 (h)	20,000,000	20,050,000
5.875% 4/1/24	48,339,000	49,088,255
Mack-Cali Realty LP:
3.15% 5/15/23	10,000	10,100
4.5% 4/18/22	517,000	528,510
Mattamy Group Corp. 5.25% 12/15/27 (f)	13,411,000	14,115,078
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (f)	3,025,000	3,285,906
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27 (f)	1,798,000	2,031,237
6.625% 7/15/27 (f)	4,573,000	4,933,124
Washington Prime Group LP 6.45% 8/15/24	23,181,000	16,347,473
		197,418,564
TOTAL REAL ESTATE		451,938,731

TOTAL NONCONVERTIBLE BONDS		675,921,495

TOTAL CORPORATE BONDS
(Cost $999,058,619)		994,983,433

Asset-Backed Securities - 1.5%
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (f)	2,000,000	2,194,446
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (f)	8,259,000	9,281,839
Class XS, 0% 10/17/52 (d)(f)(i)(j)	4,621,449	46
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(f)(j)	2,250,000	225
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	375,838	355,288
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.1016% 2/22/36 (d)(e)(f)	2,142,000	2,099,769
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	503,491	510,430
Series 1997-3 Class M1, 7.53% 3/15/28	3,699,276	3,753,389
Home Partners of America Trust:
Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 3.692% 7/17/34 (d)(e)(f)	6,318,500	6,316,831
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.503% 7/17/37 (d)(e)(f)	3,896,000	3,899,587
Series 2019-2 Class F, 3.866% 10/19/39 (f)	2,931,106	2,955,443
Kref Ltd. Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 2.6765% 6/15/36 (d)(e)(f)	2,560,000	2,561,439
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	557,798	468,624
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33 (d)	1,192,309	1,239,019
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	3,136,317
Series 2018-SFR2 Class F, 4.953% 8/17/35 (f)	5,083,000	5,156,035
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (f)	3,412,000	3,480,810
Class G, 5.618% 10/17/35 (f)	4,000,000	4,064,281
Series 2019-SFR1 Class F, 5.061% 8/17/35 (f)	3,000,000	3,086,691
Series 2019-SFR2 Class F, 4.837% 5/17/36 (f)	3,902,000	3,802,890
Series 2020-SFR1 Class H, 5.268% 4/17/37 (f)	3,633,000	3,763,000
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 3.1909% 2/5/36 (d)(e)(f)(j)	4,890,649	367
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	8,617,443
Series 2017-SFR2 Class F, 5.104% 1/17/36 (f)	3,785,000	3,958,009
Series 2018-SFR1 Class F, 4.96% 5/17/37 (f)	8,282,000	8,846,156
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (f)	1,354,000	1,395,337
TOTAL ASSET-BACKED SECURITIES
(Cost $86,342,961)		84,943,711

Collateralized Mortgage Obligations - 0.0%
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6619% 2/25/42 (d)(f)	32,922	8,957
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.6156% 6/25/43 (d)(f)	58,489	33,172
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $72,072)		42,129

Commercial Mortgage Securities - 11.9%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.226% 4/15/35 (d)(e)(f)	3,000,000	2,720,317
BAMLL Commercial Mortgage Securities Trust floater Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.126% 3/15/34 (d)(e)(f)	7,168,000	7,060,499
BANK:
Series 2017-BNK8 Class E, 2.8% 11/15/50 (f)	11,374,393	7,957,433
Series 2018-BN12 Class D, 3% 5/15/61 (f)	1,682,000	1,455,476
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)	3,427,000	3,294,289
Class 225E, 3.2943% 12/15/62 (d)(f)	5,141,000	4,529,807
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (d)(f)	11,379,000	10,691,992
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.526% 6/15/35 (d)(e)(f)	1,500,000	1,342,047
BX Commercial Mortgage Trust floater:
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.126% 11/15/32 (d)(e)(f)	6,426,000	6,418,901
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.626% 12/15/36 (d)(e)(f)	6,007,502	6,018,680
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.176% 11/15/35 (d)(e)(f)	3,281,600	3,288,693
Class H, 1 month U.S. LIBOR + 3.000% 3.126% 11/15/35 (d)(e)(f)	6,206,900	6,216,619
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3626% 10/15/36 (d)(e)(f)	2,500,000	2,350,006
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.726% 4/15/34 (d)(e)(f)	5,181,000	4,766,545
Series 2019-XL Class G, 1 month U.S. LIBOR + 2.300% 2.426% 10/15/36 (d)(e)(f)	2,444,442	2,448,357
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)(f)	20,085,000	20,822,714
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)	4,099,000	3,871,559
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.376% 12/15/37 (d)(e)(f)	7,428,000	7,179,679
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,353,000	2,793,367
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.376% 7/15/30 (d)(e)(f)	6,131,000	5,698,777
Class E, 1 month U.S. LIBOR + 3.870% 3.9975% 7/15/30 (d)(e)(f)	6,666,000	5,880,080
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.7342% 6/15/34 (d)(e)(f)	1,493,555	1,214,280
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.181% 9/10/46 (d)(f)	5,254,000	5,456,183
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,010,000	5,280,697
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.2086% 9/15/33 (d)(e)(f)	4,265,000	3,776,201
Class G, 1 month U.S. LIBOR + 5.050% 5.215% 9/15/33 (d)(e)(f)	4,265,000	3,397,166
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	4,741,000	3,032,613
Series 2012-CR1:
Class D, 5.3192% 5/15/45 (d)(f)	5,550,000	4,197,857
Class G, 2.462% 5/15/45 (f)(j)	6,346,000	1,231,348
Series 2012-LC4 Class C, 5.5349% 12/10/44 (d)	1,978,000	1,802,096
Series 2013-CR10 Class D, 4.7891% 8/10/46 (d)(f)	4,544,000	4,520,543
Series 2013-CR12 Class D, 5.0741% 10/10/46 (d)(f)	1,959,000	1,062,226
Series 2013-LC6 Class D, 4.3134% 1/10/46 (d)(f)	8,301,000	7,979,743
Series 2014-CR17 Class E, 4.8469% 5/10/47 (d)(f)(j)	3,098,000	1,706,405
Series 2014-UBS2 Class D, 4.9928% 3/10/47 (d)(f)	3,713,000	2,960,099
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,769,000	2,479,276
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,769,000	2,559,055
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8307% 8/15/45 (d)(f)	4,500,000	4,167,096
Class E, 4.8307% 8/15/45 (d)(f)	8,000,000	6,065,429
Class F, 4.25% 8/15/45 (f)	2,000,000	1,166,766
Credit Suisse Mortgage Trust floater Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.726% 1/15/34 (d)(e)(f)	7,788,000	7,371,586
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (f)	4,297,000	3,518,561
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)	7,129,000	6,871,019
Series 2017-CX9 Class D, 4.1485% 9/15/50 (d)(f)	2,539,000	2,031,857
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.4765% 7/15/32 (d)(e)(f)	6,000,000	4,865,601
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (d)(f)	10,732,000	10,833,612
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.5353% 11/10/46 (d)(f)	13,874,000	13,862,676
Class G, 4.652% 11/10/46 (f)	12,222,000	11,488,680
Series 2011-LC3A Class D, 5.3362% 8/10/44 (d)(f)	3,945,000	3,676,523
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9775% 1/25/43 (d)(i)	1,677,376	758
Series KAIV Class X2, 3.5908% 6/25/41 (d)(i)	7,430,000	23,556
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1016% 11/21/35 (d)(e)(f)	2,500,000	2,437,500
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class F, 1 month U.S. LIBOR + 2.200% 2.326% 6/15/36 (d)(e)(f)	2,000,000	1,737,249
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.726% 7/15/35 (d)(e)(f)	3,808,000	3,107,515
Series 2011-GC5:
Class C, 5.3762% 8/10/44 (d)(f)	8,899,000	7,484,064
Class D, 5.3762% 8/10/44 (d)(f)	2,733,635	1,671,971
Class E, 5.3762% 8/10/44 (d)(f)(j)	8,138,000	4,555,240
Class F, 4.5% 8/10/44 (f)	7,897,000	2,145,641
Series 2012-GC6:
Class C, 5.6505% 1/10/45 (d)(f)	3,560,000	3,531,820
Class D, 5.6505% 1/10/45 (d)(f)	6,590,000	5,706,369
Class E, 5% 1/10/45 (d)(f)	7,432,000	5,027,758
Series 2012-GCJ7 Class D, 5.6244% 5/10/45 (d)(f)	10,078,000	9,370,284
Series 2012-GCJ9:
Class D, 4.7399% 11/10/45 (d)(f)	5,503,000	5,537,059
Class E, 4.7399% 11/10/45 (d)(f)	1,908,000	1,578,595
Series 2013-GC14 Class D, 4.7428% 8/10/46 (d)(f)	1,661,000	1,372,390
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (d)(f)	3,708,000	3,702,769
Class F, 3.5% 11/10/46 (f)	7,221,000	5,249,090
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(f)	8,440,000	8,474,470
Series 2016-SFP Class F, 6.1552% 11/5/35 (f)	7,257,000	7,274,359
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (d)(f)	9,213,000	8,732,803
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9765% 6/15/34 (d)(e)(f)	3,532,751	3,285,671
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (f)	2,896,000	2,837,520
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.759% 6/15/32 (d)(e)(f)	4,800,000	4,781,885
Class E, 1 month U.S. LIBOR + 3.000% 3.35% 6/15/35 (d)(e)(f)	1,328,800	1,315,458
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (f)	2,000,000	1,880,753
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,640,000	7,168,305
Series 2014-C26 Class D, 3.8797% 1/15/48 (d)(f)	3,398,000	3,362,399
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4203% 12/15/49 (d)(f)	10,126,000	8,580,777
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0873% 12/15/49 (d)(f)	4,388,000	3,717,590
Series 2018-C8 Class D, 3.2433% 6/15/51 (d)(f)	1,698,000	1,440,396
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.131% 6/15/45 (d)	4,479,000	4,253,747
Class E, 5.131% 6/15/45 (d)(f)	5,892,000	2,857,598
Class F, 4% 6/15/45 (f)	8,192,000	2,472,065
Class G 4% 6/15/45 (f)(j)	4,044,000	812,462
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.7004% 2/15/46 (d)(f)	13,774,000	4,085,779
Class G, 4.409% 2/15/46 (d)(f)(j)	4,671,000	756,623
Class H, 4.409% 2/15/46 (d)(f)(j)	7,077,000	338,615
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,365,724
Series 2013-LC11:
Class D, 4.1669% 4/15/46 (d)	7,722,000	5,465,757
Class E, 3.25% 4/15/46 (d)(f)	472,000	297,243
Class F, 3.25% 4/15/46 (d)(f)(j)	2,518,000	1,069,976
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(f)	8,161,000	274,636
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)	5,039,000	4,987,599
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6056% 11/15/45 (d)(f)(j)	2,000,000	1,976,286
Series 2012-C6, Class F, 4.6056% 11/15/45 (d)(f)(j)	2,500,000	1,665,829
Series 2013-C12 Class D, 4.7629% 10/15/46 (d)(f)(j)	7,164,000	5,583,617
Series 2013-C13:
Class D, 4.8982% 11/15/46 (d)(f)	6,218,000	5,598,398
Class E, 4.8982% 11/15/46 (d)(f)	3,341,000	2,503,550
Series 2013-C7:
Class D, 4.2361% 2/15/46 (d)(f)	2,460,000	1,555,246
Class E, 4.2361% 2/15/46 (d)(f)(j)	989,000	572,329
Series 2013-C9:
Class C, 4.03% 5/15/46 (d)	3,302,000	3,356,372
Class D, 4.118% 5/15/46 (d)(f)	5,137,000	4,509,841
Series 2016-C30 Class D, 3% 9/15/49 (f)	2,726,000	1,895,658
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	107,297	108,909
Series 2011-C2:
Class D, 5.4513% 6/15/44 (d)(f)	5,387,000	4,454,264
Class F, 5.4513% 6/15/44 (d)(f)	4,440,000	2,476,705
Class XB, 0.3165% 6/15/44 (d)(f)(i)	55,736,806	371,112
Series 2011-C3:
Class D, 5.2443% 7/15/49 (d)(f)	7,317,000	6,531,913
Class E, 5.2443% 7/15/49 (d)(f)	3,456,000	2,662,694
Class F, 5.2443% 7/15/49 (d)(f)	5,624,050	3,494,958
Class G, 5.2443% 7/15/49 (d)(f)(j)	5,049,500	2,623,457
Series 2012-C4 Class D, 5.4185% 3/15/45 (d)(f)	6,310,000	4,366,925
Series 2015-MS1 Class D, 4.0312% 5/15/48 (d)(f)	10,833,000	9,630,370
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	3,051,000	1,691,601
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	2,966,000	2,428,891
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0851% 8/15/24 (d)(e)(f)	3,268,680	3,138,574
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 1.5586% 8/15/34 (d)(e)(f)	3,555,685	3,555,747
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.4086% 8/15/34 (d)(e)(f)	10,881,193	10,857,175
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (f)	2,000,000	1,860,687
Class J, 4.25% 12/15/36 (f)	13,468,000	12,439,100
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.3086% 10/15/37 (d)(e)(f)	5,061,000	5,091,066
Series 2016-SNR:
Class D, 6.55% 11/15/34 (f)	6,706,196	6,657,664
Class E, 6.8087% 11/15/34 (f)	9,551,450	9,040,946
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)	1,500,000	1,170,964
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.9086% 6/15/35 (d)(e)(f)	1,743,000	1,655,840
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.9086% 6/15/35 (d)(e)(f)	651,000	616,152
Series 2019-1776:
Class E, 3.9017% 10/15/36 (f)	4,000,000	3,919,408
Class F, 4.2988% 10/15/36 (f)	3,454,000	3,268,041
Series 2020-2PAC Class AMZ3, 3.5% 1/15/37 (d)(f)	2,502,675	2,334,036
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (f)	1,000,000	1,027,404
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	3,543,207	4,110,493
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.03% 3/25/34 (d)(e)(f)	3,401,000	3,201,572
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/37 (d)(f)	5,000,000	4,606,901
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5688% 5/10/45 (d)(f)	2,296,000	1,789,149
Class E, 5% 5/10/45 (d)(f)(j)	6,268,000	3,408,499
Class F, 5% 5/10/45 (d)(f)(j)	2,221,350	325,101
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)	2,143,000	1,234,444
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1:
Class B, 6.0502% 1/10/45 (d)(f)	2,966,000	3,042,125
Class C, 6.0502% 1/10/45 (d)(f)	4,746,000	4,549,867
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8365% 1/15/35 (d)(e)(f)	3,250,000	3,185,010
Series 2012-LC5:
Class D, 4.7582% 10/15/45 (d)(f)	12,819,000	12,947,284
Class E, 4.7582% 10/15/45 (d)(f)	8,347,000	7,548,527
Class F, 4.7582% 10/15/45 (d)(f)	2,000,000	1,499,353
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	4,536,255
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	13,073,000	10,159,426
Series 2016-NXS6 Class D, 3.059% 11/15/49 (f)	5,037,000	4,072,614
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (j)	3,955,000	488,711
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,845,000	4,791,796
Class D, 5.6338% 3/15/44 (d)(f)	2,000,000	941,252
Class E, 5% 3/15/44 (f)(j)	2,966,000	415,831
Series 2011-C5:
Class E, 5.6556% 11/15/44 (d)(f)	5,097,000	4,932,545
Class F, 5.25% 11/15/44 (d)(f)	3,500,000	2,839,563
Class G, 5.25% 11/15/44 (d)(f)	2,000,000	1,527,108
Series 2012-C7:
Class D, 4.8043% 6/15/45 (d)(f)(j)	2,380,000	970,766
Class F, 4.5% 6/15/45 (f)(j)	2,000,000	240,055
Series 2012-C8 Class E, 4.8847% 8/15/45 (d)(f)	2,889,500	2,187,152
Series 2013-C11:
Class D, 4.2555% 3/15/45 (d)(f)	5,765,000	5,462,190
Class E, 4.2555% 3/15/45 (d)(f)	4,727,000	3,849,459
Series 2013-C13 Class D, 4.1392% 5/15/45 (d)(f)	3,955,000	3,873,173
Series 2013-C16 Class D, 5.0167% 9/15/46 (d)(f)	3,686,000	2,925,781
Series 2013-UBS1 Class D, 5.0397% 3/15/46 (d)(f)	4,538,000	4,374,981
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)	6,725,000	5,746,141
Class PR2, 3.516% 6/5/35 (d)(f)	2,541,000	1,956,831
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $730,686,286)		655,942,553

Bank Loan Obligations - 3.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (d)(e)(k)	2,626,800	2,842,697
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 12/22/24 (d)(e)(k)	7,896,670	7,755,161
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (d)(e)(k)	25,554,628	24,557,230
		35,155,088
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (d)(e)(k)	5,853,665	5,268,299
Oil, Gas & Consumable Fuels - 0.3%
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (d)(e)(k)	18,546,800	18,701,295

TOTAL ENERGY		23,969,594

FINANCIALS - 0.9%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7358% 9/30/24 (d)(e)(k)	5,065,381	5,060,873
Diversified Financial Services - 0.7%
Agellan Portfolio 9% 8/7/25 (d)(j)(k)	6,611,000	6,611,000
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (d)(e)(j)(k)	29,640,000	29,640,000
		36,251,000
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 6.500% 7.5% 5/15/22 (d)(e)(k)	6,162,276	6,126,350

TOTAL FINANCIALS		47,438,223

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (d)(e)(k)	8,325,452	8,283,825
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8878% 6/28/23 (d)(e)(k)	13,038,214	13,021,916
Real Estate Management & Development - 0.7%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (d)(e)(j)(k)	8,505,984	8,505,984
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8725% 8/21/25 (d)(e)(k)	13,333,025	13,252,494
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 1/30/24 (d)(e)(k)	14,241,903	12,888,923
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 1/30/24 (d)(e)(k)	803,266	726,956
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (d)(e)(k)	2,596,687	2,582,405
		37,956,762

TOTAL REAL ESTATE		50,978,678

UTILITIES - 0.7%
Electric Utilities - 0.6%
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (d)(e)(k)	5,585,492	5,577,114
Green Energy Partners/Stonewall LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (d)(e)(k)	10,819,299	9,935,687
Tranche B 2LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (d)(e)(k)	1,910,506	1,754,475
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1208% 4/18/26 (d)(e)(k)	10,453,557	10,181,765
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1208% 4/18/26 (d)(e)(k)	1,273,530	1,240,418
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (d)(e)(k)	1,199,116	1,133,164
		29,822,623
Independent Power and Renewable Electricity Producers - 0.1%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (d)(e)(k)	5,704,241	5,709,603

TOTAL UTILITIES		35,532,226

TOTAL BANK LOAN OBLIGATIONS
(Cost $204,573,898)		201,357,634

Preferred Securities - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Partners LP 7.125% (d)	6,000,000	5,728,535
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)(j)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (f)(j)	500,000	10,000

TOTAL FINANCIALS		10,122

TOTAL PREFERRED SECURITIES
(Cost $7,297,768)		5,738,657
	Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund 0.09% (l)	427,669,896	427,755,430
Fidelity Securities Lending Cash Central Fund 0.09% (l)(m)	16,578,475	16,580,133
TOTAL MONEY MARKET FUNDS
(Cost $444,286,897)		444,335,563
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $5,391,375,693)		5,520,268,834
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(28,640,385)
NET ASSETS - 100%		$5,491,628,449

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,010,232,627 or 18.4% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Level 3 security

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,850
Fidelity Securities Lending Cash Central Fund	17,880
Total	$226,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $450,090,181. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $458,383,083 and $480,674,500, respectively, during the period.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dynex Capital, Inc.	$32,016,448	$--	$--	$269,394	$1,346,970	$3,677,222	$37,404,329
Dynex Capital, Inc. Series B, 7.625%	3,741,565	--	--	73,561	73,559	135,832	3,877,398
Dynex Capital, Inc. Series C 6.90%	8,492,612	--	--	160,634	160,633	785,939	9,278,552
Great Ajax Corp.	14,338,198	--	--	--	399,019	2,252,302	16,384,135
Great Ajax Corp. 7.25%	14,735,752	--	--	554,119	--	256,806	14,992,558
iStar Financial, Inc.	34,898,650	13,469,845	--	--	--	13,233,319	60,211,667
Nexpoint Real Estate Finance, Inc.	6,673,230	--	6,126,676	113,329	(1,847,624)	1,301,070	--
Total	$114,896,455	$13,469,845	$6,126,676	$1,171,037	$132,557	$21,642,490	$142,148,639

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$38,689,042	$38,689,042	$--	$--
Financials	1,230,614,409	1,205,875,876	24,738,533	--
Industrials	21,291,580	21,291,580	--	--
Real Estate	1,838,728,667	1,798,216,263	40,512,404	--
Utilities	3,601,456	3,601,456	--	--
Corporate Bonds	994,983,433	--	994,983,433	--
Asset-Backed Securities	84,943,711	--	84,943,073	638
Collateralized Mortgage Obligations	42,129	--	42,129	--
Commercial Mortgage Securities	655,942,553	--	627,201,403	28,741,150
Bank Loan Obligations	201,357,634	--	156,600,650	44,756,984
Preferred Securities	5,738,657	--	5,728,535	10,122
Money Market Funds	444,335,563	444,335,563	--	--
Total Investments in Securities:	$5,520,268,834	$3,512,009,780	$1,934,750,160	$73,508,894

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$36,517,902
Net Realized Gain (Loss) on Investment Securities	(34,205)
Net Unrealized Gain (Loss) on Investment Securities	(1,376,251)
Cost of Purchases	29,640,000
Proceeds of Sales	(13,165,016)
Amortization/Accretion	(106,901)
Transfers into Level 3	25,811,385
Transfers out of Level 3	(3,778,020)
Ending Balance	$73,508,894
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$(1,733,694)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.0%
BBB	3.1%
BB	9.5%
B	7.2%
CCC,CC,C	2.3%
Not Rated	12.2%
Equities	57.1%
Short-Term Investments and Net Other Assets	7.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,443,650) — See accompanying schedule: Unaffiliated issuers (cost $4,812,740,525)	$4,933,784,632
Fidelity Central Funds (cost $444,286,897)	444,335,563
Other affiliated issuers (cost $134,348,271)	142,148,639
Total Investment in Securities (cost $5,391,375,693)		$5,520,268,834
Receivable for investments sold		29,501,393
Receivable for fund shares sold		8,082,195
Dividends receivable		5,380,465
Interest receivable		21,084,468
Distributions receivable from Fidelity Central Funds		33,616
Prepaid expenses		5,582
Other receivables		19,433
Total assets		5,584,375,986
Liabilities
Payable for investments purchased
Regular delivery	$22,627,650
Delayed delivery	36,000,000
Payable for fund shares redeemed	14,113,589
Accrued management fee	2,404,564
Distribution and service plan fees payable	190,955
Other affiliated payables	771,128
Other payables and accrued expenses	61,451
Collateral on securities loaned	16,578,200
Total liabilities		92,747,537
Net Assets		$5,491,628,449
Net Assets consist of:
Paid in capital		$5,448,954,852
Total accumulated earnings (loss)		42,673,597
Net Assets		$5,491,628,449
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($322,124,231 ÷ 27,401,196 shares)(a)		$11.76
Maximum offering price per share (100/96.00 of $11.76)		$12.25
Class M:
Net Asset Value and redemption price per share ($49,735,213 ÷ 4,229,393 shares)(a)		$11.76
Maximum offering price per share (100/96.00 of $11.76)		$12.25
Class C:
Net Asset Value and offering price per share ($132,588,856 ÷ 11,422,539 shares)(a)		$11.61
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,025,467,134 ÷ 171,270,588 shares)		$11.83
Class I:
Net Asset Value, offering price and redemption price per share ($2,257,580,836 ÷ 191,690,736 shares)		$11.78
Class Z:
Net Asset Value, offering price and redemption price per share ($704,132,179 ÷ 59,793,005 shares)		$11.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends (including $1,171,037 earned from other affiliated issuers)		$32,404,041
Non-Cash dividends		5,276,001
Interest		63,552,538
Income from Fidelity Central Funds (including $17,880 from security lending)		226,730
Total income		101,459,310
Expenses
Management fee	$14,091,212
Transfer agent fees	3,985,735
Distribution and service plan fees	1,168,747
Accounting fees	690,024
Custodian fees and expenses	24,692
Independent trustees' fees and expenses	12,870
Registration fees	108,834
Audit	53,512
Legal	8,767
Miscellaneous	7,877
Total expenses before reductions	20,152,270
Expense reductions	(46,450)
Total expenses after reductions		20,105,820
Net investment income (loss)		81,353,490
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,636,728
Fidelity Central Funds	(10,041)
Other affiliated issuers	132,557
Foreign currency transactions	(569)
Total net realized gain (loss)		67,758,675
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	383,076,442
Fidelity Central Funds	(33,294)
Other affiliated issuers	21,642,490
Assets and liabilities in foreign currencies	(45)
Total change in net unrealized appreciation (depreciation)		404,685,593
Net gain (loss)		472,444,268
Net increase (decrease) in net assets resulting from operations		$553,797,758

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,353,490	$236,682,431
Net realized gain (loss)	67,758,675	(30,131,403)
Change in net unrealized appreciation (depreciation)	404,685,593	(768,878,290)
Net increase (decrease) in net assets resulting from operations	553,797,758	(562,327,262)
Distributions to shareholders	(213,394,896)	(314,618,976)
Share transactions - net increase (decrease)	(153,979,029)	40,706,105
Total increase (decrease) in net assets	186,423,833	(836,240,133)
Net Assets
Beginning of period	5,305,204,616	6,141,444,749
End of period	$5,491,628,449	$5,305,204,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$12.43	$11.99	$12.32	$12.25	$11.66
Income from Investment Operations
Net investment income (loss)A	.16	.45	.51	.47	.49	.49
Net realized and unrealized gain (loss)	1.03	(1.25)	.65	(.22)	.14	.73
Total from investment operations	1.19	(.80)	1.16	.25	.63	1.22
Distributions from net investment income	(.45)	(.44)	(.51)	(.45)	(.48)	(.48)
Distributions from net realized gain	–	(.16)	(.21)	(.13)	(.08)	(.14)
Total distributions	(.45)	(.61)B	(.72)	(.58)	(.56)	(.63)B
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$11.76	$11.02	$12.43	$11.99	$12.32	$12.25
Total ReturnD,E,F	10.90%	(6.88)%	10.15%	2.13%	5.37%	11.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.01%	1.01%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	1.00%I	1.01%	1.01%	1.02%	1.03%	1.03%
Expenses net of all reductions	.99%I	1.00%	1.01%	1.01%	1.02%	1.03%
Net investment income (loss)	2.82%I	3.85%	4.29%	3.98%	4.08%	4.29%
Supplemental Data
Net assets, end of period (000 omitted)	$322,124	$324,031	$325,296	$297,722	$355,400	$548,649
Portfolio turnover rateJ	22%I	32%K	17%	27%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$12.43	$11.99	$12.32	$12.26	$11.66
Income from Investment Operations
Net investment income (loss)A	.16	.45	.51	.47	.49	.49
Net realized and unrealized gain (loss)	1.03	(1.26)	.65	(.22)	.13	.73
Total from investment operations	1.19	(.81)	1.16	.25	.62	1.22
Distributions from net investment income	(.45)	(.44)	(.51)	(.45)	(.48)	(.48)
Distributions from net realized gain	–	(.16)	(.21)	(.13)	(.08)	(.14)
Total distributions	(.45)	(.60)	(.72)	(.58)	(.56)	(.62)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.76	$11.02	$12.43	$11.99	$12.32	$12.26
Total ReturnC,D,E	10.87%	(6.89)%	10.12%	2.10%	5.26%	11.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.03%	1.04%	1.04%	1.06%	1.07%
Expenses net of fee waivers, if any	1.02%H	1.03%	1.04%	1.04%	1.06%	1.07%
Expenses net of all reductions	1.02%H	1.03%	1.04%	1.04%	1.05%	1.06%
Net investment income (loss)	2.79%H	3.82%	4.26%	3.95%	4.05%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$49,735	$49,387	$60,540	$55,175	$64,158	$59,788
Portfolio turnover rateI	22%H	32%J	17%	27%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$12.28	$11.85	$12.20	$12.14	$11.55
Income from Investment Operations
Net investment income (loss)A	.12	.36	.42	.38	.40	.40
Net realized and unrealized gain (loss)	1.00	(1.23)	.64	(.22)	.13	.73
Total from investment operations	1.12	(.87)	1.06	.16	.53	1.13
Distributions from net investment income	(.39)	(.36)	(.42)	(.37)	(.39)	(.40)
Distributions from net realized gain	–	(.16)	(.21)	(.13)	(.08)	(.14)
Total distributions	(.39)	(.53)B	(.63)	(.51)B	(.47)	(.54)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$11.61	$10.88	$12.28	$11.85	$12.20	$12.14
Total ReturnD,E,F	10.42%	(7.50)%	9.34%	1.31%	4.54%	10.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.76%	1.76%	1.76%	1.78%	1.79%
Expenses net of fee waivers, if any	1.75%I	1.76%	1.76%	1.76%	1.78%	1.78%
Expenses net of all reductions	1.75%I	1.76%	1.76%	1.76%	1.78%	1.78%
Net investment income (loss)	2.06%I	3.09%	3.54%	3.23%	3.32%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$132,589	$150,653	$210,156	$227,458	$287,598	$289,430
Portfolio turnover rateJ	22%I	32%K	17%	27%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.09	$12.50	$12.05	$12.38	$12.31	$11.71
Income from Investment Operations
Net investment income (loss)A	.18	.48	.54	.51	.52	.52
Net realized and unrealized gain (loss)	1.03	(1.25)	.66	(.22)	.14	.73
Total from investment operations	1.21	(.77)	1.20	.29	.66	1.25
Distributions from net investment income	(.47)	(.48)	(.54)	(.48)	(.51)	(.51)
Distributions from net realized gain	–	(.16)	(.21)	(.13)	(.08)	(.14)
Total distributions	(.47)	(.64)	(.75)	(.62)B	(.59)	(.65)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$11.83	$11.09	$12.50	$12.05	$12.38	$12.31
Total ReturnD,E	11.00%	(6.58)%	10.47%	2.40%	5.60%	11.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.73%	.75%	.75%	.78%	.82%
Expenses net of fee waivers, if any	.73%H	.73%	.75%	.75%	.78%	.81%
Expenses net of all reductions	.73%H	.73%	.75%	.75%	.77%	.81%
Net investment income (loss)	3.08%H	4.12%	4.55%	4.24%	4.33%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$2,025,467	$2,205,319	$2,691,820	$2,531,397	$2,630,901	$2,719,387
Portfolio turnover rateI	22%H	32%J	17%	27%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$12.45	$12.01	$12.34	$12.27	$11.68
Income from Investment Operations
Net investment income (loss)A	.18	.48	.54	.51	.52	.52
Net realized and unrealized gain (loss)	1.03	(1.25)	.65	(.22)	.14	.73
Total from investment operations	1.21	(.77)	1.19	.29	.66	1.25
Distributions from net investment income	(.47)	(.47)	(.54)	(.49)	(.51)	(.52)
Distributions from net realized gain	–	(.16)	(.21)	(.13)	(.08)	(.14)
Total distributions	(.47)	(.64)B	(.75)	(.62)	(.59)	(.66)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$11.78	$11.04	$12.45	$12.01	$12.34	$12.27
Total ReturnD,E	11.07%	(6.62)%	10.43%	2.41%	5.66%	11.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.74%	.75%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.72%H	.74%	.74%	.75%	.76%	.77%
Expenses net of all reductions	.72%H	.74%	.74%	.75%	.76%	.76%
Net investment income (loss)	3.09%H	4.11%	4.55%	4.25%	4.34%	4.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,257,581	$1,782,594	$2,386,308	$2,142,260	$1,951,293	$1,239,950
Portfolio turnover rateI	22%H	32%J	17%	27%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$12.45	$11.74
Income from Investment Operations
Net investment income (loss)B	.18	.49	.47
Net realized and unrealized gain (loss)	1.03	(1.25)	.67
Total from investment operations	1.21	(.76)	1.14
Distributions from net investment income	(.47)	(.49)	(.42)
Distributions from net realized gain	–	(.16)	(.02)
Total distributions	(.47)	(.65)	(.43)C
Net asset value, end of period	$11.78	$11.04	$12.45
Total ReturnD,E	11.12%	(6.50)%	10.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.62%	.62%H
Expenses net of fee waivers, if any	.61%H	.62%	.62%H
Expenses net of all reductions	.61%H	.61%	.62%H
Net investment income (loss)	3.20%H	4.24%	4.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$704,132	$793,220	$467,324
Portfolio turnover rateI	22%H	32%J	17%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Preferred Securities	$10,122	Recovery Value	Recovery Value	0.0% - 2.0% / 2.0%	Increase
Asset-Backed Securities	$638	Recovery value Discounted cash flow	Recovery value Yield	0% 12%	Increase Decrease
Commercial Mortgage Securities	$28,741,150	Discounted cash flow	Yield Spread	5.4% - 195.0% / 58.4% 2733.9%	Decrease Decrease
Bank Loan Obligations	$44,756,984	Discounted cash flow	Yield	7.6% - 9.5% / 9.0%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, redemptions in kind, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$567,422,079
Gross unrealized depreciation	(450,862,344)
Net unrealized appreciation (depreciation)	$116,559,735
Tax cost	$5,403,709,099

The Fund elected to defer to its next fiscal year approximately $30,023,661 of capital losses recognized during the period November 1,2019 to July 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Income Fund	540,348,380	629,200,675

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$397,570	$7,441
Class M	-%	.25%	61,465	–
Class C	.75%	.25%	709,712	69,081
			$1,168,747	$76,522

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21,766
Class M	1,602
Class C(a)	6,378
$29,746

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$289,989.18
Class M	51,717.21
Class C	131,016.18
Real Estate Income	1,856,647.17
Class I	1,506,944.16
Class Z	149,422.04
	$3,985,735

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate Income Fund	$12,605

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $19,916,810 and $3,816,173, respectively.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 5,621,404 shares of the Fund were redeemed in-kind for investments, including accrued interest and cash with a value of $71,229,507. The Fund had a net realized gain of $12,315,468 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Real Estate Income Fund	$5,403

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Income Fund	$2,474	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $37,444 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $834.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,172.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2021	Year ended July 31, 2020
Distributions to shareholders
Class A	$12,331,880	$16,800,423
Class M	1,887,965	2,986,781
Class C	4,798,344	8,903,773
Real Estate Income	81,400,933	123,469,997
Class I	85,930,281	124,750,021
Class Z	27,045,493	37,707,981
Total	$213,394,896	$314,618,976

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2021	Year ended July 31, 2020	Six months ended January 31, 2021	Year ended July 31, 2020
Class A
Shares sold	2,803,535	15,823,808	$32,531,407	$191,280,675
Reinvestment of distributions	801,826	1,297,338	9,213,403	15,857,157
Shares redeemed	(5,607,301)	(13,892,033)	(63,836,440)	(150,346,336)
Net increase (decrease)	(2,001,940)	3,229,113	$(22,091,630)	$56,791,496
Class M
Shares sold	133,006	824,443	$1,526,658	$9,998,224
Reinvestment of distributions	162,222	241,612	1,864,757	2,949,239
Shares redeemed	(546,103)	(1,455,093)	(6,217,814)	(15,879,636)
Net increase (decrease)	(250,875)	(389,038)	$(2,826,399)	$(2,932,173)
Class C
Shares sold	338,241	2,587,714	$3,807,407	$31,014,372
Reinvestment of distributions	411,102	684,373	4,669,922	8,286,994
Shares redeemed	(3,178,597)	(6,528,756)	(35,803,959)	(70,751,926)
Net increase (decrease)	(2,429,254)	(3,256,669)	$(27,326,630)	$(31,450,560)
Real Estate Income
Shares sold	24,700,986	94,882,819	$283,298,076	$1,065,881,914
Reinvestment of distributions	6,303,422	8,576,887	72,726,145	105,168,710
Shares redeemed	(58,658,700)	(119,906,772)(a)	(690,367,753)	(1,382,675,657)(a)
Net increase (decrease)	(27,654,292)	(16,447,066)	$(334,343,532)	$(211,625,033)
Class I
Shares sold	64,861,877	86,049,187	$759,057,675	$1,004,030,203
Reinvestment of distributions	6,758,256	8,675,341	77,827,021	106,049,306
Shares redeemed	(41,347,113)	(124,939,225)(a)	(471,334,207)	(1,352,340,746)(a)
Net increase (decrease)	30,273,020	(30,214,697)	$365,550,489	$(242,261,237)
Class Z
Shares sold	14,187,273	81,818,897	$163,453,487	$961,480,276
Reinvestment of distributions	1,820,040	2,404,207	20,938,204	29,213,996
Shares redeemed	(28,050,735)	(49,917,594)	(317,333,018)	(518,510,660)
Net increase (decrease)	(12,043,422)	34,305,510	$(132,941,327)	$472,183,612

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Real Estate Income Fund
Class A	1.00%
Actual		$1,000.00	$1,109.00	$5.32
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class M	1.02%
Actual		$1,000.00	$1,108.70	$5.42
Hypothetical-C		$1,000.00	$1,020.06	$5.19
Class C	1.75%
Actual		$1,000.00	$1,104.20	$9.28
Hypothetical-C		$1,000.00	$1,016.38	$8.89
Real Estate Income	.73%
Actual		$1,000.00	$1,110.00	$3.88
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class I	.72%
Actual		$1,000.00	$1,110.70	$3.83
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Class Z	.61%
Actual		$1,000.00	$1,111.20	$3.25
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Income Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

REI-SANN-0321
1.789716.117

Fidelity® Series Real Estate Income Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2021

% of fund's net assets
American Tower Corp.	1.5
Equity Lifestyle Properties, Inc.	1.4
Annaly Capital Management, Inc. Series F, 6.95%	1.3
Mid-America Apartment Communities, Inc.	1.2
New Residential Investment Corp.	1.1
6.5

Top 5 Bonds as of January 31, 2021

% of fund's net assets
Senior Housing Properties Trust 4.75% 5/1/24	1.3
Redwood Trust, Inc. 5.625% 7/15/24	1.2
Kennedy-Wilson, Inc. 5.875% 4/1/24	1.0
RWT Holdings, Inc. 5.75% 10/1/25	0.9
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	0.9
5.3

Top Five REIT Sectors as of January 31, 2021

% of fund's net assets
REITs - Mortgage	26.6
REITs - Diversified	14.5
REITs - Health Care	5.4
REITs - Management/Investment	4.4
REITs - Apartments	2.8

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks	47.0%
Bonds	36.9%
Convertible Securities	8.5%
Other Investments	3.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 1.3%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.9%
	Shares	Value
FINANCIALS - 3.8%
Mortgage Real Estate Investment Trusts - 3.8%
AGNC Investment Corp.	459,000	$7,160,400
Broadmark Realty Capital, Inc.	131,700	1,355,193
Capstead Mortgage Corp.	99,600	531,864
Chimera Investment Corp.	112,100	1,132,210
Colony NorthStar Credit Real Estate, Inc.	79,440	627,576
Dynex Capital, Inc.	184,666	3,333,221
Ellington Financial LLC	152,651	2,283,659
Ellington Residential Mortgage REIT	45,300	541,788
Great Ajax Corp.	281,246	2,770,273
Lument Finance Trust, Inc.	47,275	149,389
MFA Financial, Inc.	1,815,100	6,606,964
New Residential Investment Corp.	1,182,300	11,101,797
Redwood Trust, Inc.	100,500	862,290
		38,456,624
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (a)	62,900	1,491,359
REAL ESTATE - 12.0%
Equity Real Estate Investment Trusts (REITs) - 11.8%
Acadia Realty Trust (SBI)	296,600	4,300,700
American Homes 4 Rent Class A	72,400	2,188,652
American Tower Corp.	68,700	15,619,610
Apartment Income (REIT) Corp.	186,624	7,235,412
Apartment Investment & Management Co. Class A	185,530	851,583
AvalonBay Communities, Inc.	9,200	1,505,764
Colony Capital, Inc.	506,499	2,512,235
Crown Castle International Corp.	44,700	7,118,922
Digital Realty Trust, Inc.	12,400	1,784,980
Diversified Healthcare Trust (SBI)	94,000	377,880
Douglas Emmett, Inc.	49,800	1,379,958
Easterly Government Properties, Inc.	87,200	1,914,040
Equinix, Inc.	7,100	5,253,716
Equity Lifestyle Properties, Inc.	232,800	14,163,552
Equity Residential (SBI)	5,200	320,528
Gaming & Leisure Properties	49,104	2,019,648
Healthcare Trust of America, Inc.	86,550	2,445,038
Invitation Homes, Inc.	34,600	1,020,008
iStar Financial, Inc.	426,487	6,474,073
Lamar Advertising Co. Class A	26,700	2,156,826
Lexington Corporate Properties Trust	593,822	6,086,676
Mid-America Apartment Communities, Inc.	91,614	12,161,759
Monmouth Real Estate Investment Corp. Class A	183,495	3,179,968
NexPoint Residential Trust, Inc.	16,100	635,467
Public Storage	5,500	1,251,910
Retail Value, Inc.	24,066	375,670
Sabra Health Care REIT, Inc.	142,800	2,397,612
Safehold, Inc.	6,780	498,872
SITE Centers Corp.	146,700	1,626,903
Terreno Realty Corp.	11,880	672,170
UMH Properties, Inc.	37,800	555,660
Ventas, Inc.	103,755	4,779,993
Washington REIT (SBI)	120,300	2,639,382
Weyerhaeuser Co.	78,600	2,451,534
		119,956,701
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	32,000	1,951,360

TOTAL REAL ESTATE		121,908,061

TOTAL COMMON STOCKS
(Cost $139,880,234)		161,856,044

Preferred Stocks - 33.1%
Convertible Preferred Stocks - 2.0%
FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts - 0.9%
Great Ajax Corp. 7.25%	310,550	7,614,686
Ready Capital Corp. 7.00%	73,475	1,772,217
		9,386,903
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Braemar Hotels & Resorts, Inc. 5.50%	18,883	309,681
Lexington Corporate Properties Trust Series C, 6.50%	71,519	3,944,048
RLJ Lodging Trust Series A, 1.95%	38,950	1,002,573
Wheeler REIT, Inc. 8.75% (a)	213,775	3,736,097
		8,992,399
Real Estate Management & Development - 0.2%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (b)(c)	57,650	1,486,562
TOTAL REAL ESTATE		10,478,961

TOTAL CONVERTIBLE PREFERRED STOCKS		19,865,864

Nonconvertible Preferred Stocks - 31.1%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP:
7.95% (b)	36,975	786,828
Series B, 7.875% (b)	34,150	734,567
Enbridge, Inc.:
Series 1 5 year U.S. Treasury Index + 3.140% 5.949% (b)(c)	99,425	1,918,903
Series L 5 year U.S. Treasury Index + 3.150% 4.959% (b)(c)	19,600	362,600
Energy Transfer Partners LP 7.60% (b)	54,425	1,200,071
Global Partners LP 9.75% (b)	1,825	46,449
		5,049,418
FINANCIALS - 19.0%
Mortgage Real Estate Investment Trusts - 19.0%
AG Mortgage Investment Trust, Inc.:
8.00%	144,509	2,891,625
8.25%	1,725	35,725
Series C 8.00% (b)	103,493	2,021,218
AGNC Investment Corp.:
6.125% (b)	144,800	3,475,200
6.875% (b)	130,650	3,215,297
Series C, 7.00% (b)	319,899	8,051,858
Series E 6.50% (b)	360,250	8,779,293
Annaly Capital Management, Inc.:
6.75% (b)	163,400	4,114,412
Series F, 6.95% (b)	515,600	12,884,844
Series G, 6.50% (b)	235,110	5,781,355
Anworth Mortgage Asset Corp. Series A, 8.625%	111,413	2,789,782
Arbor Realty Trust, Inc.:
Series A, 8.25%	44,047	1,134,655
Series B, 7.75%	42,675	1,078,397
Series C, 8.50%	16,125	422,878
Arlington Asset Investment Corp.:
6.625%	39,038	975,364
8.25%(b)	22,175	481,419
Armour Residential REIT, Inc. Series C 7.00%	16,500	404,828
Capstead Mortgage Corp. Series E, 7.50%	132,416	3,249,489
Cherry Hill Mortgage Investment Corp.:
8.25% (b)	56,575	1,339,130
Series A, 8.20%	64,250	1,619,132
Chimera Investment Corp.:
8.00% (b)	230,700	5,243,811
Series A, 8.00%	38,500	928,235
Series B, 8.00% (b)	472,958	11,053,028
Series C, 7.75% (b)	333,766	7,583,164
Dynex Capital, Inc.:
Series B, 7.625%	31,088	780,931
Series C 6.90% (b)	173,400	4,319,394
Ellington Financial LLC 6.75% (b)	153,222	3,600,717
Exantas Capital Corp. 8.625% (b)	16,193	351,793
Invesco Mortgage Capital, Inc.:
7.50% (b)	427,081	10,207,236
Series A, 7.75%	31,526	776,170
Series B, 7.75% (b)	236,491	5,706,528
MFA Financial, Inc.:
6.50% (b)	293,900	6,389,386
Series B, 7.50%	195,649	4,617,316
New Residential Investment Corp.:
7.125% (b)	427,786	9,526,794
Series A 7.50% (b)	375,696	8,712,390
Series C 6.375% (b)	129,446	2,726,133
New York Mortgage Trust, Inc.:
Series B, 7.75%	81,977	1,906,793
Series C, 7.875%	121,233	2,808,763
Series D, 8.00% (b)	78,000	1,786,590
PennyMac Mortgage Investment Trust:
8.125% (b)	106,075	2,582,926
Series B, 8.00% (b)	276,005	6,820,084
Ready Capital Corp. Series C 6.20%	136,450	3,459,008
Two Harbors Investment Corp.:
7.50%	118,883	2,836,548
7.75%	11,639	282,246
Series A, 8.125% (b)	292,032	7,125,581
Series B, 7.625% (b)	458,172	10,661,662
Series C, 7.25% (b)	257,472	5,793,120
		193,332,248
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	125,021
TOTAL FINANCIALS		193,457,269
REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 11.4%
American Finance Trust, Inc.:
7.50%	193,698	4,875,379
Series C 7.375% (a)	205,000	5,112,700
American Homes 4 Rent:
6.25%	18,925	501,702
Series D, 6.50%	47,325	1,203,002
Series E, 6.35%	57,650	1,467,193
Series F, 5.875%	47,683	1,218,978
Series G, 5.875%	37,050	954,408
Armada Hoffler Properties, Inc. 6.75%	33,250	854,193
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	50,274	863,707
Series F, 7.375%	66,735	1,106,466
Series G, 7.375%	34,229	596,611
Series H, 7.50%	35,575	604,775
Series I, 7.50%	58,911	971,442
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	42,662	1,078,282
Series C, 7.625%	44,175	1,130,880
Series D, 7.125%	31,900	817,597
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	674,880
Cedar Realty Trust, Inc.:
Series B, 7.25%	40,856	1,000,563
Series C, 6.50%	53,500	1,192,515
Centerspace Series C, 6.625%	57,700	1,512,057
City Office REIT, Inc. Series A, 6.625%	27,525	699,961
Colony Capital, Inc.:
Series G, 7.50%	216,671	5,171,958
Series H, 7.125%	283,325	6,558,974
Series I, 7.15%	285,785	6,715,948
Series J, 7.15%	341,371	7,947,117
DiamondRock Hospitality Co. 8.25%	34,900	931,132
Digital Realty Trust, Inc. Series C, 6.625%	16,950	435,276
Farmland Partners, Inc. Series B, 6.00%	117,050	2,995,310
Gladstone Commercial Corp.:
6.625%	41,125	1,057,735
Series D, 7.00%	107,225	2,707,431
Gladstone Land Corp.:
Series A, 6.375%	11,725	294,767
Series D 5.00%	59,700	1,551,603
Global Medical REIT, Inc. Series A, 7.50%	27,461	709,650
Global Net Lease, Inc.:
Series A, 7.25%	129,625	3,357,288
Series B 6.875%	47,200	1,186,608
Healthcare Trust, Inc. Series A 7.375%	24,500	594,125
Hersha Hospitality Trust:
Series C, 6.875%	550	10,637
Series D, 6.50%	42,250	780,780
iStar Financial, Inc.:
Series D, 8.00%	76,856	1,969,819
Series G, 7.65%	145,700	3,673,112
Series I, 7.50%	303,090	7,616,652
Kimco Realty Corp. Series M, 5.25%	22,400	584,416
Monmouth Real Estate Investment Corp. Series C, 6.125%	99,636	2,517,802
National Storage Affiliates Trust Series A, 6.00%	12,325	325,750
Office Properties Income Trust 5.875%	39,775	1,008,296
Pebblebrook Hotel Trust:
6.30%	53,702	1,192,184
6.375%	55,192	1,242,924
Series C, 6.50%	73,405	1,657,485
Series D, 6.375%	55,989	1,252,474
Pennsylvania (REIT):
Series B, 7.375%	56,533	719,665
Series C, 7.20%	9,575	120,932
Series D, 6.875%	27,400	341,952
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	800,193
Prologis (REIT), Inc. Series Q, 8.54%	16,850	1,207,303
PS Business Parks, Inc. Series Z 4.875%	8,000	210,720
Public Storage Series F, 5.15%	29,950	785,289
QTS Realty Trust, Inc. Series A, 7.125%	32,825	878,725
Rexford Industrial Realty, Inc.:
Series A, 5.875%	26,500	669,655
Series B, 5.875%	50,000	1,307,500
Series C 5.625%	11,775	312,509
Saul Centers, Inc.:
Series D, 6.125%	15,958	388,577
Series E 6.00%	13,475	314,507
Seritage Growth Properties Series A, 7.00%	1,050	19,100
SITE Centers Corp. Series K, 6.25%	28,039	701,536
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	178,499
Series C, 7.875%	19,300	269,814
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	438,740
Stag Industrial, Inc. Series C, 6.875%	17,925	455,958
Summit Hotel Properties, Inc.:
Series D, 6.45%	42,350	1,002,848
Series E, 6.25%	52,384	1,211,118
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,475	206,159
Series F, 6.45%	16,950	405,297
UMH Properties, Inc.:
Series C, 6.75%	78,695	1,994,131
Series D, 6.375%	49,775	1,233,425
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,273,746
Series K 5.875%	28,775	704,988
VEREIT, Inc. Series F, 6.70%	95,774	2,450,857
Washington Prime Group, Inc.:
Series H, 7.50%	51,689	857,004
Series I, 6.875%	12,908	199,300
		116,144,591
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75%	7,000	162,190
6.50%	5,875	145,230
Landmark Infrastructure Partners LP Series B, 7.90%	22,125	556,886
		864,306
TOTAL REAL ESTATE		117,008,897
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35% (b)	35,775	704,729

TOTAL NONCONVERTIBLE PREFERRED STOCKS		316,220,313

TOTAL PREFERRED STOCKS
(Cost $336,226,719)		336,086,177
	Principal Amount	Value

Corporate Bonds - 24.2%
Convertible Bonds - 6.5%
FINANCIALS - 6.2%
Mortgage Real Estate Investment Trusts - 6.2%
Arbor Realty Trust, Inc. 4.75% 11/1/22	4,274,000	4,324,754
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	1,644,000	1,648,821
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (d)	2,696,000	2,524,672
6.375% 10/1/23	1,901,000	1,732,286
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	4,821,000	4,805,934
MFA Financial, Inc. 6.25% 6/15/24	4,363,000	4,322,443
New York Mortgage Trust, Inc. 6.25% 1/15/22	28,000	28,018
PennyMac Corp. 5.5% 11/1/24	7,066,000	6,951,178
Redwood Trust, Inc.:
4.75% 8/15/23	3,555,000	3,386,690
5.625% 7/15/24	12,460,000	11,726,221
RWT Holdings, Inc. 5.75% 10/1/25	9,771,000	9,260,670
Two Harbors Investment Corp. 6.25% 1/15/26	3,400,000	3,423,015
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	9,744,000	8,672,160
		62,806,862
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Colony Capital, Inc. 5% 4/15/23	3,687,000	3,617,869

TOTAL CONVERTIBLE BONDS		66,424,731

Nonconvertible Bonds - 17.7%
CONSUMER DISCRETIONARY - 2.7%
Hotels, Restaurants & Leisure - 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	480,700
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	45,000	46,807
Times Square Hotel Trust 8.528% 8/1/26 (d)	1,587,875	1,734,711
		2,262,218
Household Durables - 2.5%
Adams Homes, Inc. 7.5% 2/15/25 (d)	1,550,000	1,639,125
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (d)	4,354,000	4,539,045
9.875% 4/1/27 (d)	3,780,000	4,252,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (d)	255,000	261,533
6.25% 9/15/27 (d)	1,467,000	1,547,685
Century Communities, Inc.:
5.875% 7/15/25	1,518,000	1,578,720
6.75% 6/1/27	1,770,000	1,895,458
LGI Homes, Inc. 6.875% 7/15/26 (d)	4,133,000	4,365,481
M/I Homes, Inc. 5.625% 8/1/25	1,518,000	1,576,823
New Home Co. LLC 7.25% 10/15/25 (d)	715,000	739,131
Picasso Finance Sub, Inc. 6.125% 6/15/25 (d)	800,000	853,768
TRI Pointe Homes, Inc. 5.25% 6/1/27	2,042,000	2,217,612
		25,466,881
TOTAL CONSUMER DISCRETIONARY		27,729,099
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC:
6.75% 2/7/25 (d)	1,250,000	1,287,500
8.5% 10/30/25 (d)	305,000	324,063
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,045,000	2,160,031
		3,771,594
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,918,693
Five Point Operation Co. LP 7.875% 11/15/25 (d)	3,734,000	3,941,293
		5,859,986
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Sabra Health Care LP:
3.9% 10/15/29	1,011,000	1,063,234
4.8% 6/1/24	1,267,000	1,374,339
5.125% 8/15/26	6,615,000	7,471,823
		9,909,396
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (d)	750,000	772,500
REAL ESTATE - 12.9%
Equity Real Estate Investment Trusts (REITs) - 8.5%
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	2,283,915
CBL & Associates LP:
4.6% 10/15/24 (e)	3,930,000	1,454,100
5.25% 12/1/23 (e)	3,629,000	1,342,730
5.95% 12/15/26 (e)	2,551,000	943,870
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,428,000	1,473,982
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	2,346,000	2,392,920
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)	925,000	941,851
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,691,683
Healthpeak Properties, Inc. 4% 6/1/25	2,011,000	2,269,562
iStar Financial, Inc.:
4.25% 8/1/25	3,200,000	3,152,000
4.75% 10/1/24	7,120,000	7,303,091
5.5% 2/15/26	3,015,000	3,063,994
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,610,622
5% 10/15/27	4,237,000	4,470,882
5.25% 8/1/26	1,466,000	1,517,310
Office Properties Income Trust:
4.15% 2/1/22	2,117,000	2,160,129
4.25% 5/15/24	946,000	996,789
4.5% 2/1/25	3,695,000	3,938,867
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	543,328
4.75% 1/15/28	1,616,000	1,837,347
4.95% 4/1/24	659,000	722,991
5.25% 1/15/26	22,000	25,194
Senior Housing Properties Trust:
4.75% 5/1/24	12,480,000	12,792,000
4.75% 2/15/28	5,067,000	5,067,000
6.75% 12/15/21	2,090,000	2,131,800
9.75% 6/15/25	2,000,000	2,269,400
Service Properties Trust:
4.65% 3/15/24	1,556,000	1,545,108
5% 8/15/22	859,000	865,443
7.5% 9/15/25	1,480,000	1,666,104
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (d)(f)	3,000,000	3,000,000
Uniti Group, Inc. 7.875% 2/15/25 (d)	1,000,000	1,073,455
VEREIT Operating Partnership LP:
3.1% 12/15/29	1,000,000	1,065,361
4.6% 2/6/24	1,757,000	1,940,453
4.875% 6/1/26	1,593,000	1,874,854
VICI Properties, Inc.:
4.125% 8/15/30 (d)	975,000	1,014,614
4.625% 12/1/29 (d)	1,095,000	1,166,175
WP Carey, Inc.:
4% 2/1/25	422,000	468,231
4.25% 10/1/26	459,000	527,209
XHR LP 6.375% 8/15/25 (d)	750,000	783,750
		86,388,114
Real Estate Management & Development - 4.4%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	875,000	951,738
Forestar Group, Inc. 8% 4/15/24 (d)	2,784,000	2,919,720
Greystar Real Estate Partners 5.75% 12/1/25 (d)	3,430,000	3,532,900
Howard Hughes Corp.:
4.125% 2/1/29 (d)(f)	5,000,000	4,978,050
5.375% 3/15/25 (d)	5,200,000	5,361,252
5.375% 8/1/28 (d)	1,345,000	1,418,975
Kennedy-Wilson, Inc.:
4.75% 3/1/29 (f)	4,000,000	4,010,000
5.875% 4/1/24	10,281,000	10,440,356
Mack-Cali Realty LP:
3.15% 5/15/23	5,000	5,050
4.5% 4/18/22	91,000	93,026
Mattamy Group Corp. 5.25% 12/15/27 (d)	2,855,000	3,004,888
Mid-America Apartments LP 3.75% 6/15/24	356,000	387,529
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	2,310,000	2,359,088
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27 (d)	202,000	228,203
6.625% 7/15/27 (d)	1,427,000	1,539,376
Washington Prime Group LP 6.45% 8/15/24	5,316,000	3,748,896
		44,979,047
TOTAL REAL ESTATE		131,367,161

TOTAL NONCONVERTIBLE BONDS		179,409,736

TOTAL CORPORATE BONDS
(Cost $234,496,505)		245,834,467

Asset-Backed Securities - 2.1%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	1,841,000	2,061,766
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,624,000	1,825,125
Class XS, 0% 10/17/52 (b)(d)(g)(h)	913,509	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,237,872
Series 2002-2 Class M2, 9.163% 3/1/33	1,545,958	1,461,426
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.1016% 2/22/36 (b)(c)(d)	358,000	350,942
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	5,600	5,677
Series 1997-3 Class M1, 7.53% 3/15/28	41,908	42,521
Home Partners of America Trust:
Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 3.692% 7/17/34 (b)(c)(d)	2,115,000	2,114,441
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.503% 7/17/37 (b)(c)(d)	604,000	604,556
Kref Ltd. Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 2.6765% 6/15/36 (b)(c)(d)	440,000	440,247
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	1,904,337	1,599,893
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)	526,000	536,838
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)	892,000	904,817
Series 2018-SFR3 Class F, 5.368% 10/17/35 (d)	588,000	599,858
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,000,000	1,019,567
Series 2020-SFR1 Class H, 5.268% 4/17/37 (d)	588,000	609,040
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)	1,632,000	1,665,917
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	628,000	656,705
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)	1,386,000	1,480,412
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)	2,044,000	2,106,402
TOTAL ASSET-BACKED SECURITIES
(Cost $20,912,294)		21,324,031

Commercial Mortgage Securities - 17.1%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.226% 4/15/35 (b)(c)(d)	905,000	820,629
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	625,000	584,631
Series 2017-BNK8 Class E, 2.8% 11/15/50 (d)	1,848,000	1,292,846
Series 2018-BN12 Class D, 3% 5/15/61 (d)	318,000	275,173
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(d)	573,000	550,810
Class 225E, 3.2943% 12/15/62 (b)(d)	859,000	756,877
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(d)	2,058,000	1,933,748
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.064% 8/15/36 (b)(c)(d)	1,050,000	1,040,224
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 2.5971% 3/15/37 (b)(c)(d)	2,000,000	1,999,606
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.126% 11/15/32 (b)(c)(d)	1,071,000	1,069,817
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.626% 12/15/36 (b)(c)(d)	986,097	987,932
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(d)	1,505,000	1,529,353
Class E, 3.667% 3/11/44 (b)(d)	968,000	965,011
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.176% 11/15/35 (b)(c)(d)	1,190,700	1,193,274
Class H, 1 month U.S. LIBOR + 3.000% 3.126% 11/15/35 (b)(c)(d)	1,157,800	1,159,613
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3626% 10/15/36 (b)(c)(d)	1,000,000	940,003
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.726% 4/15/34 (b)(c)(d)	819,000	753,484
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 2.776% 10/15/36 (b)(c)(d)	1,778,984	1,782,373
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(d)	4,330,000	4,489,039
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)	651,000	614,878
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.376% 12/15/37 (b)(c)(d)	1,021,000	986,868
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	2,226,000	1,854,469
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.376% 7/15/30 (b)(c)(d)	69,000	64,136
Class E, 1 month U.S. LIBOR + 3.870% 3.9975% 7/15/30 (b)(c)(d)	1,229,000	1,084,101
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.7342% 6/15/34 (b)(c)(d)	995,703	809,520
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.181% 9/10/46 (b)(d)	2,496,000	2,592,051
Series 2016-C3 Class D, 3% 11/15/49 (d)	2,990,000	2,252,395
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.2086% 9/15/33 (b)(c)(d)	735,000	650,764
Class G, 1 month U.S. LIBOR + 5.050% 5.215% 9/15/33 (b)(c)(d)	735,000	585,444
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	1,299,000	830,914
Series 2012-CR1:
Class C, 5.3192% 5/15/45 (b)	3,011,000	2,726,977
Class D, 5.3192% 5/15/45 (b)(d)	1,917,000	1,449,962
Class G, 2.462% 5/15/45 (d)(h)	1,133,000	219,842
Series 2012-LC4 Class C, 5.5349% 12/10/44 (b)	802,000	730,678
Series 2013-CR10 Class D, 4.7891% 8/10/46 (b)(d)	1,756,000	1,746,935
Series 2013-CR12 Class D, 5.0741% 10/10/46 (b)(d)	1,262,000	684,293
Series 2013-LC6 Class D, 4.3134% 1/10/46 (b)(d)	2,732,000	2,626,269
Series 2014-UBS2 Class D, 4.9928% 3/10/47 (b)(d)	537,000	428,110
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,192,000	1,067,280
Series 2019-CD4 Class C, 4.349% 5/10/50 (b)	1,006,000	1,080,620
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	31,000	28,650
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8307% 8/15/45 (b)(d)	836,000	774,154
Class F, 4.25% 8/15/45 (d)	783,000	456,789
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.776% 5/15/36 (b)(c)(d)	3,233,000	3,232,995
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.726% 1/15/34 (b)(c)(d)	1,430,000	1,353,540
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)	1,766,000	1,446,074
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(d)	1,287,000	1,240,427
Series 2017-CX9 Class D, 4.1485% 9/15/50 (b)(d)	461,000	368,919
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.4765% 7/15/32 (b)(c)(d)	2,493,000	2,021,657
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)	2,168,000	2,188,527
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6353% 10/15/51 (b)	1,000,000	1,090,428
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.5353% 11/10/46 (b)(d)	2,902,000	2,899,631
Class G, 4.652% 11/10/46 (d)	2,778,000	2,611,320
Series 2011-LC3A Class D, 5.3362% 8/10/44 (b)(d)	728,000	678,456
Freddie Mac pass-thru certificates Series K013 Class X3, 2.9775% 1/25/43 (b)(g)	586,769	265
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1016% 11/21/35 (b)(c)(d)	1,500,000	1,462,500
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.726% 7/15/35 (b)(c)(d)	669,000	545,937
Series 2011-GC5:
Class C, 5.3762% 8/10/44 (b)(d)	101,000	84,941
Class D, 5.3762% 8/10/44 (b)(d)	759,236	464,371
Class E, 5.3762% 8/10/44 (b)(d)(h)	848,000	474,667
Class F, 4.5% 8/10/44 (d)	677,000	183,943
Series 2012-GC6:
Class C, 5.6505% 1/10/45 (b)(d)	2,440,000	2,420,685
Class D, 5.6505% 1/10/45 (b)(d)	1,891,000	1,637,442
Class E, 5% 1/10/45 (b)(d)	2,889,000	1,954,413
Series 2012-GCJ7 Class D, 5.6244% 5/10/45 (b)(d)	3,539,000	3,290,478
Series 2012-GCJ9:
Class D, 4.7399% 11/10/45 (b)(d)	1,569,000	1,578,711
Class E, 4.7399% 11/10/45 (b)(d)	355,000	293,711
Series 2013-GC14 Class D, 4.7428% 8/10/46 (b)(d)	339,000	280,096
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (b)(d)	3,292,000	3,287,356
Class F, 3.5% 11/10/46 (d)	1,510,000	1,097,649
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	1,964,000	1,831,413
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	1,460,000	1,465,963
Series 2016-SFP Class F, 6.1552% 11/5/35 (d)	3,277,000	3,284,839
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (b)(d)	1,693,000	1,604,758
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9765% 6/15/34 (b)(c)(d)	600,089	558,119
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	504,000	493,823
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.759% 6/15/32 (b)(c)(d)	1,600,000	1,593,962
Class E, 1 month U.S. LIBOR + 3.000% 3.35% 6/15/35 (b)(c)(d)	15,200	15,047
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (d)	1,406,000	1,322,170
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	1,624,000	1,347,376
Series 2014-C26 Class D, 3.8797% 1/15/48 (b)(d)	602,000	595,693
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4203% 12/15/49 (b)(d)	1,924,000	1,630,399
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0873% 12/15/49 (b)(d)	1,308,000	1,108,160
Series 2018-C8 Class D, 3.2433% 6/15/51 (b)(d)	302,000	256,183
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.131% 6/15/45 (b)	1,291,000	1,226,074
Class E, 5.131% 6/15/45 (b)(d)	1,078,000	522,826
Class G 4% 6/15/45 (d)(h)	805,000	161,729
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.7004% 2/15/46 (b)(d)	3,467,000	1,028,416
Class G, 4.409% 2/15/46 (b)(d)(h)	1,680,000	272,131
Class H, 4.409% 2/15/46 (b)(d)(h)	1,320,000	63,158
Series 2011-C4 Class E, 5.4801% 7/15/46 (b)(d)	1,390,000	1,372,861
Series 2013-LC11:
Class D, 4.1669% 4/15/46 (b)	1,316,000	931,486
Class F, 3.25% 4/15/46 (b)(d)(h)	482,000	204,817
Series 2014-DSTY Class E, 3.8046% 6/10/27 (b)(d)	924,000	31,095
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(d)	961,000	951,197
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6056% 11/15/45 (b)(d)(h)	2,000,000	1,976,286
Series 2012-C6, Class F, 4.6056% 11/15/45 (b)(d)(h)	1,000,000	666,332
Series 2013-C12 Class D, 4.7629% 10/15/46 (b)(d)(h)	1,500,000	1,169,099
Series 2013-C13:
Class D, 4.8982% 11/15/46 (b)(d)	2,994,000	2,695,658
Class E, 4.8982% 11/15/46 (b)(d)	659,000	493,816
Series 2013-C7:
Class D, 4.2361% 2/15/46 (b)(d)	467,000	295,244
Class E, 4.2361% 2/15/46 (b)(d)(h)	1,501,000	868,620
Series 2013-C9 Class C, 4.03% 5/15/46 (b)	625,000	635,291
Series 2016-C30 Class D, 3% 9/15/49 (d)	522,000	362,998
Morgan Stanley Capital I Trust:
sequential payer Series 2011-C1 Class G, 4.193% 9/15/47 (d)	1,500,000	1,379,866
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(d)	75,197	76,327
Series 2011-C2:
Class D, 5.4513% 6/15/44 (b)(d)	2,382,000	1,969,567
Class F, 5.4513% 6/15/44 (b)(d)	1,467,000	818,317
Class XB, 0.3165% 6/15/44 (b)(d)(g)	45,179,481	300,819
Series 2011-C3:
Class C, 5.2443% 7/15/49 (b)(d)	2,446,000	2,373,807
Class D, 5.2443% 7/15/49 (b)(d)	83,000	74,094
Class E, 5.2443% 7/15/49 (b)(d)	652,000	502,337
Class F, 5.2443% 7/15/49 (b)(d)	636,000	395,230
Class G, 5.2443% 7/15/49 (b)(d)(h)	979,600	508,949
Series 2012-C4 Class D, 5.4185% 3/15/45 (b)(d)	1,640,000	1,134,985
Series 2015-MS1 Class D, 4.0312% 5/15/48 (b)(d)	2,045,000	1,817,974
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	642,000	355,952
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	2,346,000	1,921,166
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0851% 8/15/24 (b)(c)(d)	557,301	535,118
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 1.5586% 8/15/34 (b)(c)(d)	315,044	315,049
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.4086% 8/15/34 (b)(c)(d)	1,990,071	1,985,678
MRCD Series 2019-PARK Class J, 4.25% 12/15/36 (d)	3,532,000	3,262,170
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.3086% 10/15/37 (b)(c)(d)	939,000	944,578
Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)	2,357,298	2,340,238
Class E, 6.8087% 11/15/34 (d)	1,854,700	1,755,570
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)	1,000,000	780,643
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.9086% 6/15/35 (b)(c)(d)	315,000	299,248
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.9086% 6/15/35 (b)(c)(d)	113,725	107,637
Series 2019-1776 Class F, 4.2988% 10/15/36 (d)	1,894,500	1,792,503
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)	1,000,000	1,027,404
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	973,201	1,129,015
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.03% 3/25/34 (b)(c)(d)	599,000	563,876
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(d)	2,000,000	1,760,196
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5688% 5/10/45 (b)(d)	492,000	383,389
Class E, 5% 5/10/45 (b)(d)(h)	1,236,000	672,129
Class F, 5% 5/10/45 (b)(d)(h)	399,000	58,395
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)	1,817,000	1,046,656
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0502% 1/10/45 (b)(d)	34,000	34,873
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7582% 10/15/45 (b)(d)	637,000	643,375
Class E, 4.7582% 10/15/45 (b)(d)	1,539,000	1,391,779
Class F, 4.7582% 10/15/45 (b)(d)	774,000	580,250
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	1,260,000	818,983
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	2,512,000	1,952,152
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	963,000	778,624
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)	45,000	5,561
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	2,155,000	2,131,335
Class D, 5.6338% 3/15/44 (b)(d)	3,352,000	1,577,539
Class E, 5% 3/15/44 (d)(h)	34,000	4,767
Series 2011-C5:
Class C, 5.6556% 11/15/44 (b)(d)	1,250,000	1,268,478
Class E, 5.6556% 11/15/44 (b)(d)	903,000	873,865
Class F, 5.25% 11/15/44 (b)(d)	2,000,000	1,622,607
Class G, 5.25% 11/15/44 (b)(d)	1,000,000	763,554
Series 2012-C7 Class D, 4.8043% 6/15/45 (b)(d)(h)	620,000	252,889
Series 2012-C8 Class E, 4.8847% 8/15/45 (b)(d)	557,000	421,610
Series 2013-C11:
Class D, 4.2555% 3/15/45 (b)(d)	65,000	61,586
Class E, 4.2555% 3/15/45 (b)(d)	53,000	43,161
Series 2013-C13 Class D, 4.1392% 5/15/45 (b)(d)	45,000	44,069
Series 2013-C16 Class D, 5.0167% 9/15/46 (b)(d)	715,000	567,535
Series 2013-UBS1 Class D, 5.0397% 3/15/46 (b)(d)	910,000	877,310
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)	1,168,000	997,991
Class PR2, 3.516% 6/5/35 (b)(d)	459,000	353,477
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $185,678,745)		174,152,972

Bank Loan Obligations - 3.3%
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.88% 4/11/25 (b)(c)(i)	3,685,974	3,668,392
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (b)(c)(i)	462,675	500,702
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 12/22/24 (b)(c)(i)	836,326	821,339
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(c)(i)	3,988,046	3,832,393
		5,154,434
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (b)(c)(i)	1,462,500	1,316,250
Oil, Gas & Consumable Fuels - 0.4%
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (b)(c)(i)	3,343,200	3,371,049

TOTAL ENERGY		4,687,299

FINANCIALS - 0.8%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7358% 9/30/24 (b)(c)(i)	987,469	986,590
Diversified Financial Services - 0.6%
Agellan Portfolio 9% 8/7/25 (b)(h)(i)	1,217,000	1,217,000
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (b)(c)(h)(i)	5,360,000	5,360,000
		6,577,000
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 6.500% 7.5% 5/15/22 (b)(c)(i)	861,254	856,233

TOTAL FINANCIALS		8,419,823

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (b)(c)(i)	894,792	890,318
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.3%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1208% 9/18/26 (b)(c)(i)	1,349,570	1,335,238
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8878% 6/28/23 (b)(c)(i)	2,003,869	2,001,364
		3,336,602
Real Estate Management & Development - 0.8%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (b)(c)(h)(i)	1,343,050	1,343,050
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8725% 8/21/25 (b)(c)(i)	4,712,301	4,683,839
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 1/30/24 (b)(c)(i)	1,572,936	1,423,507
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 1/30/24 (b)(c)(i)	88,716	80,288
		7,530,684

TOTAL REAL ESTATE		10,867,286

UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (b)(c)(i)	231,598	218,860
TOTAL BANK LOAN OBLIGATIONS
(Cost $34,218,960)		33,906,412
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.09% (j)
(Cost $48,204,758)	48,198,744	48,208,384
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $999,618,215)		1,021,368,487
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,525,711)
NET ASSETS - 100%		$1,016,842,776

Legend

 (a) Non-income producing

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,152,196 or 24.4% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Level 3 security

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,288
Total	$22,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$5,049,418	$5,049,418	$--	$--
Financials	241,300,796	231,913,893	9,386,903	--
Industrials	1,491,359	1,491,359	--	--
Real Estate	249,395,919	238,916,958	10,478,961	--
Utilities	704,729	704,729	--	--
Corporate Bonds	245,834,467	--	245,834,467	--
Asset-Backed Securities	21,324,031	--	21,324,022	9
Commercial Mortgage Securities	174,152,972	--	166,573,601	7,579,371
Bank Loan Obligations	33,906,412	--	25,986,362	7,920,050
Money Market Funds	48,208,384	48,208,384	--	--
Total Investments in Securities:	$1,021,368,487	$526,284,741	$479,584,316	$15,499,430

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$8,883,622
Net Realized Gain (Loss) on Investment Securities	(22,287)
Net Unrealized Gain (Loss) on Investment Securities	138,525
Cost of Purchases	5,360,000
Proceeds of Sales	(3,785,950)
Amortization/Accretion	(8,569)
Transfers into Level 3	6,299,728
Transfers out of Level 3	(1,365,639)
Ending Balance	$15,499,430
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$31,172

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.0%
AAA,AA,A	1.3%
BBB	5.9%
BB	12.7%
B	8.6%
CCC,CC,C	3.2%
Not Rated	15.0%
Equities	49.0%
Short-Term Investments and Net Other Assets	4.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $951,413,457)	$973,160,103
Fidelity Central Funds (cost $48,204,758)	48,208,384
Total Investment in Securities (cost $999,618,215)		$1,021,368,487
Receivable for investments sold		6,434,256
Receivable for fund shares sold		496,724
Dividends receivable		921,835
Interest receivable		4,903,766
Distributions receivable from Fidelity Central Funds		4,283
Total assets		1,034,129,351
Liabilities
Payable for investments purchased
Regular delivery	$4,674,027
Delayed delivery	12,015,800
Payable for fund shares redeemed	592,163
Other payables and accrued expenses	4,585
Total liabilities		17,286,575
Net Assets		$1,016,842,776
Net Assets consist of:
Paid in capital		$1,004,731,584
Total accumulated earnings (loss)		12,111,192
Net Assets		$1,016,842,776
Net Asset Value, offering price and redemption price per share ($1,016,842,776 ÷ 96,146,605 shares)		$10.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$4,898,988
Interest		14,850,442
Income from Fidelity Central Funds		22,288
Total income		19,771,718
Expenses
Custodian fees and expenses	$9,746
Independent trustees' fees and expenses	2,327
Miscellaneous	977
Total expenses before reductions	13,050
Expense reductions	(138)
Total expenses after reductions		12,912
Net investment income (loss)		19,758,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,089,286
Fidelity Central Funds	57
Foreign currency transactions	(42)
Total net realized gain (loss)		9,089,301
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	78,591,257
Fidelity Central Funds	(3,391)
Total change in net unrealized appreciation (depreciation)		78,587,866
Net gain (loss)		87,677,167
Net increase (decrease) in net assets resulting from operations		$107,435,973

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,758,806	$52,229,883
Net realized gain (loss)	9,089,301	1,921,874
Change in net unrealized appreciation (depreciation)	78,587,866	(117,276,420)
Net increase (decrease) in net assets resulting from operations	107,435,973	(63,124,663)
Distributions to shareholders	(46,833,033)	(61,647,911)
Share transactions
Proceeds from sales of shares	56,362,147	145,680,876
Reinvestment of distributions	46,833,033	61,647,911
Cost of shares redeemed	(82,009,583)	(119,143,355)
Net increase (decrease) in net assets resulting from share transactions	21,185,597	88,185,432
Total increase (decrease) in net assets	81,788,537	(36,587,142)
Net Assets
Beginning of period	935,054,239	971,641,381
End of period	$1,016,842,776	$935,054,239
Other Information
Shares
Sold	5,396,594	13,247,736
Issued in reinvestment of distributions	4,585,557	5,716,683
Redeemed	(7,947,113)	(11,515,197)
Net increase (decrease)	2,035,038	7,449,222

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$11.21	$10.97	$11.34	$11.43	$11.13
Income from Investment Operations
Net investment income (loss)A	.21	.56	.61	.59	.55	.52
Net realized and unrealized gain (loss)	.93	(1.16)	.42	(.20)	.06	.42
Total from investment operations	1.14	(.60)	1.03	.39	.61	.94
Distributions from net investment income	(.44)	(.55)	(.62)	(.60)	(.52)	(.53)
Distributions from net realized gain	(.07)	(.12)	(.17)	(.16)	(.18)	(.11)
Total distributions	(.50)B	(.67)	(.79)	(.76)	(.70)	(.64)
Net asset value, end of period	$10.58	$9.94	$11.21	$10.97	$11.34	$11.43
Total ReturnC,D	11.74%	(5.68)%	9.91%	3.61%	5.65%	8.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	.63%	.77%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	.63%	.77%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	.63%	.77%
Net investment income (loss)	4.08%G	5.36%	5.67%	5.36%	4.89%	4.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,016,843	$935,054	$971,641	$907,388	$423,538	$411,102
Portfolio turnover rateI	26%G	25%J	16%	27%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$ 9	Recovery value	Recovery value	0.0%	Increase
Commercial Mortgage Securities	$ 7,579,371	Discounted cash flow	Yield Spread	5.4%-195.0%/38.3%	Decrease
			Spread	2733.9%	Decrease
Bank Loan Obligations	$ 7,920,050	Discounted cash flow	Yield	7.6%-9.5%/9.0%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$78,341,436
Gross unrealized depreciation	(56,464,656)
Net unrealized appreciation (depreciation)	$21,876,780
Tax cost	$999,491,707

The Fund elected to defer to its next fiscal year approximately $1,594,057 of capital losses recognized during the period November 1, 2019 to July 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Real Estate Income Fund	128,169,358	120,889,013

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Real Estate Income Fund	$1,322

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and includes $2,104,122 and $670,213, respectively.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $71,229,507 in exchange for 6,309,079 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Real Estate Income Fund	$977

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $138.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Series Real Estate Income Fund	- %-C
Actual		$1,000.00	$1,117.40	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Real Estate Income Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense cap for the fund was lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

SRE-SANN-0321
1.924313.109

Fidelity® Series Blue Chip Growth Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	9.4
Amazon.com, Inc.	7.6
Microsoft Corp.	5.9
Alphabet, Inc. Class A	4.9
Tesla, Inc.	3.8
Facebook, Inc. Class A	3.6
lululemon athletica, Inc.	3.3
Marvell Technology Group Ltd.	2.8
NVIDIA Corp.	2.3
Lyft, Inc.	2.2
45.8

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Consumer Discretionary	33.8
Information Technology	32.7
Communication Services	12.6
Health Care	8.7
Industrials	6.2

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks	96.8%
Convertible Securities	3.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 13.7%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 12.5%
Entertainment - 2.6%
Activision Blizzard, Inc.	197,948	$18,013,268
Bilibili, Inc. ADR (a)	36,200	4,122,818
Madison Square Garden Entertainment Corp. (a)	59,400	5,271,750
Motorsport Games, Inc. Class A	25,000	754,500
Netflix, Inc. (a)	78,224	41,645,675
Nintendo Co. Ltd.	2,000	1,151,271
Nintendo Co. Ltd. ADR	32,500	2,348,775
Playtika Holding Corp.	38,700	1,127,718
Roku, Inc. Class A (a)	37,055	14,415,507
Sea Ltd. ADR (a)	193,231	41,875,090
Skillz, Inc. (b)	272,435	7,524,655
The Walt Disney Co.	30,600	5,146,002
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,194,617	4,759,979
		148,157,008
Interactive Media & Services - 9.7%
Alphabet, Inc. Class A (a)	155,513	284,178,236
Facebook, Inc. Class A (a)	794,410	205,219,935
InterActiveCorp (a)	5,800	1,217,710
Match Group, Inc. (a)	96,663	13,519,287
Pinterest, Inc. Class A (a)	53,400	3,658,434
Snap, Inc. Class A (a)	410,200	21,715,988
Tencent Holdings Ltd.	195,600	17,428,607
Yandex NV Series A (a)	21,100	1,321,704
Zillow Group, Inc. Class C (a)	21,100	2,752,706
Zoominfo Technologies, Inc.	216,500	10,394,165
		561,406,772
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	75,334	9,498,111

TOTAL COMMUNICATION SERVICES		719,061,891

CONSUMER DISCRETIONARY - 32.7%
Auto Components - 0.3%
QuantumScape Corp. Class A (a)	446,077	19,515,869
Automobiles - 4.6%
Fisker, Inc. (a)(e)	87,500	1,315,125
General Motors Co.	46,800	2,371,824
Harley-Davidson, Inc.	217,392	8,715,245
Hyundai Motor Co.	6,600	1,351,407
Kia Motors Corp.	20,030	1,477,548
Li Auto, Inc. ADR (a)(e)	31,000	999,750
Lordstown Motors Corp. (b)	532,391	13,405,605
Lordstown Motors Corp. (a)(e)	29,174	734,601
Neutron Holdings, Inc. warrants (a)(b)(d)	691,699	7
NIO, Inc. sponsored ADR (a)	23,500	1,339,500
Niu Technologies ADR (a)(e)	105,100	4,596,023
Rad Power Bikes, Inc. (b)(d)	110,210	531,635
Tesla, Inc. (a)	276,035	219,042,054
XPeng, Inc. ADR (a)(e)	182,600	8,797,668
		264,677,992
Distributors - 0.1%
InPost SA	134,600	3,234,208
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	40,100	6,093,997
FSN E-Commerce Ventures Pvt Ltd. (b)(d)	27,282	2,268,967
		8,362,964
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A (e)	103,500	19,005,705
Boyd Gaming Corp.	211,000	9,528,760
Caesars Entertainment, Inc. (a)	367,947	25,899,789
Chipotle Mexican Grill, Inc. (a)	16,842	24,926,160
Churchill Downs, Inc.	42,352	7,938,882
DraftKings, Inc. Class A (a)	23,300	1,260,763
Evolution Gaming Group AB (f)	39,900	3,894,360
Flutter Entertainment PLC	5,800	1,082,761
Hilton Worldwide Holdings, Inc.	57,300	5,809,647
Kambi Group PLC (a)	83,200	4,659,670
Las Vegas Sands Corp.	115,300	5,544,777
Marriott International, Inc. Class A	77,000	8,955,870
MGM Resorts International	223,000	6,368,880
Norwegian Cruise Line Holdings Ltd. (a)(e)	126,900	2,874,285
Penn National Gaming, Inc. (a)	802,052	83,188,833
Planet Fitness, Inc. (a)	81,233	5,848,776
Rush Street Interactive, Inc. (b)	170,600	3,099,802
SeaWorld Entertainment, Inc. (a)	59,600	1,702,772
Texas Roadhouse, Inc. Class A	65,700	5,006,997
Vail Resorts, Inc.	23,476	6,243,677
Wynn Resorts Ltd.	65,100	6,479,403
		239,320,569
Household Durables - 1.1%
D.R. Horton, Inc.	48,900	3,755,520
KB Home	65,200	2,714,928
Lennar Corp. Class A	58,400	4,855,960
Purple Innovation, Inc. (a)	131,300	4,469,452
Sonos, Inc. (a)	51,200	1,338,880
Sony Corp. sponsored ADR	48,000	4,594,080
Taylor Morrison Home Corp. (a)	199,500	5,183,010
Tempur Sealy International, Inc. (a)	171,200	4,519,680
Toll Brothers, Inc.	107,100	5,472,810
TRI Pointe Homes, Inc. (a)	258,700	5,225,740
Tupperware Brands Corp. (a)	634,900	19,097,792
		61,227,852
Internet & Direct Marketing Retail - 11.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	103,988	26,395,274
Amazon.com, Inc. (a)	135,480	434,375,976
BHG Group AB (a)	50,200	941,967
ContextLogic, Inc.	347,500	9,404,393
ContextLogic, Inc. (e)	31,400	944,198
Delivery Hero AG (a)(f)	23,800	3,624,752
Doordash, Inc. (e)	24,800	4,793,096
eBay, Inc.	109,712	6,199,825
Etsy, Inc. (a)	42,900	8,540,961
Expedia, Inc.	113,000	14,023,300
Farfetch Ltd. Class A (a)	135,800	8,316,392
Fiverr International Ltd. (a)(e)	8,200	1,693,382
JD Health International, Inc. (f)	184,300	3,627,405
JD.com, Inc.:
Class A	60,000	2,660,751
sponsored ADR (a)	99,100	8,789,179
Jumia Technologies AG ADR (a)(e)	139,100	8,005,205
Kogan.Com Ltd.	153,071	2,104,551
MercadoLibre, Inc. (a)	7,282	12,958,392
Ocado Group PLC (a)	102,363	3,894,816
Ozon Holdings PLC ADR	23,100	1,116,654
Pinduoduo, Inc. ADR (a)	168,998	28,004,659
Poshmark, Inc. (e)	16,300	1,137,414
The Booking Holdings, Inc. (a)	900	1,749,897
The Honest Co., Inc. (a)(b)(d)	71,609	1,858,683
The RealReal, Inc. (a)	263,131	6,230,942
THG PLC	211,100	2,085,411
Wayfair LLC Class A (a)	167,188	45,528,636
Zomato Pvt Ltd. (b)(d)(g)	88	471,040
		649,477,151
Leisure Products - 0.3%
Bafang Electric Suzhou Co. Ltd. (A Shares)	27,100	876,737
Peloton Interactive, Inc. Class A (a)	116,352	17,002,518
Vista Outdoor, Inc. (a)	82,000	2,391,940
		20,271,195
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	85,104	8,651,673
Nordstrom, Inc. (e)	326,300	11,567,335
Ollie's Bargain Outlet Holdings, Inc. (a)	68,800	6,517,424
Target Corp.	41,100	7,446,087
		34,182,519
Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.	24,000	516,000
American Eagle Outfitters, Inc.	885,400	20,089,726
Aritzia LP (a)	229,800	4,780,199
Blink Charging Co. (a)	5,200	257,036
Burlington Stores, Inc. (a)	24,603	6,123,687
Carvana Co. Class A (a)(e)	112,031	29,261,377
Cazoo Holdings Ltd. (b)(d)	45,548	663,081
Dick's Sporting Goods, Inc.	40,200	2,693,802
Driven Brands Holdings, Inc. (e)	43,200	1,213,920
Five Below, Inc. (a)	63,184	11,103,324
Floor & Decor Holdings, Inc. Class A (a)	125,940	11,595,296
Gap, Inc.	53,600	1,085,400
L Brands, Inc.	32,000	1,304,320
Lowe's Companies, Inc.	258,906	43,198,466
Petco Health & Wellness Co., Inc.	53,000	1,379,590
RH (a)(e)	260,004	123,595,501
Shift Technologies, Inc. Class A (a)	179,800	1,474,360
The Home Depot, Inc.	10,603	2,871,504
Ulta Beauty, Inc. (a)	7,000	1,958,320
Vroom, Inc.	93,900	3,458,337
		268,623,246
Textiles, Apparel & Luxury Goods - 5.4%
Allbirds, Inc. (a)(b)(d)	40,405	467,082
Burberry Group PLC	125,700	2,959,736
Capri Holdings Ltd. (a)	488,400	20,346,744
Crocs, Inc. (a)	268,984	18,834,260
Deckers Outdoor Corp. (a)	47,295	13,809,194
Dr. Martens Ltd. (a)	277,800	1,712,825
lululemon athletica, Inc. (a)	570,774	187,601,998
LVMH Moet Hennessy Louis Vuitton SE	9,861	5,961,916
Moncler SpA	101,323	5,731,190
NIKE, Inc. Class B	182,813	24,421,989
Puma AG	35,500	3,480,085
PVH Corp.	154,320	13,157,323
Tapestry, Inc.	117,900	3,727,998
Tory Burch LLC (a)(b)(c)(d)	106,817	7,735,687
Under Armour, Inc. Class A (sub. vtg.) (a)	139,000	2,432,500
		312,380,527

TOTAL CONSUMER DISCRETIONARY		1,881,274,092

CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	11,300	10,360,857
Celsius Holdings, Inc. (a)(e)	42,900	2,290,860
Constellation Brands, Inc. Class A (sub. vtg.)	26,900	5,674,017
Monster Beverage Corp. (a)	112,500	9,768,375
Nongfu Spring Co. Ltd. (H Shares) (a)(e)(f)	284,400	2,147,695
		30,241,804
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series A1 (b)(d)	6,283	205,077
Performance Food Group Co. (a)	80,455	3,771,730
Sweetgreen, Inc. warrants 1/21/26 (a)(b)(d)	41,359	163,368
Walgreens Boots Alliance, Inc.	36,200	1,819,050
Zur Rose Group AG (a)	3,920	1,802,122
		7,761,347
Food Products - 0.2%
Bunge Ltd.	28,700	1,878,128
Darling Ingredients, Inc. (a)	46,400	2,877,264
Freshpet, Inc. (a)	20,700	2,883,717
Village Farms International, Inc. (a)	219,000	2,588,580
		10,227,689
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	98,800	5,034,848
Yatsen Holding Ltd. ADR	20,300	389,557
		5,424,405
Tobacco - 0.1%
JUUL Labs, Inc. Class B (a)(b)(d)	2,450	161,137
RLX Technology, Inc. ADR	124,500	2,801,250
Swedish Match Co. AB	45,300	3,502,004
		6,464,391

TOTAL CONSUMER STAPLES		60,119,636

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	159,500	3,542,495
Oil, Gas & Consumable Fuels - 0.9%
ConocoPhillips Co.	97,000	3,882,910
EOG Resources, Inc.	72,400	3,689,504
Hess Corp.	29,500	1,592,410
HollyFrontier Corp.	40,100	1,141,246
Neste Oyj	8,800	622,386
Occidental Petroleum Corp.	74,400	1,492,464
Pioneer Natural Resources Co.	28,200	3,409,380
Reliance Industries Ltd.	1,060,921	26,820,799
Reliance Industries Ltd.	70,728	939,092
Reliance Industries Ltd. sponsored GDR (f)	75,300	3,817,710
Renewable Energy Group, Inc. (a)	25,600	2,293,760
Suncor Energy, Inc.	215,300	3,601,382
Valero Energy Corp.	10,000	564,300
		53,867,343

TOTAL ENERGY		57,409,838

FINANCIALS - 1.3%
Banks - 0.4%
Citigroup, Inc.	141,200	8,188,188
Kotak Mahindra Bank Ltd. (a)	118,376	2,783,038
Wells Fargo & Co.	363,300	10,855,404
		21,826,630
Capital Markets - 0.2%
CarLotz, Inc. (b)	142,573	1,339,616
Goldman Sachs Group, Inc.	13,400	3,633,678
London Stock Exchange Group PLC	23,921	2,839,784
Morgan Stanley	60,100	4,029,705
Open Lending Corp. (a)	37,600	1,364,504
Star Peak Energy Transition Corp. Class A (a)	18,900	512,190
		13,719,477
Consumer Finance - 0.2%
Ally Financial, Inc.	160,287	6,065,260
Capital One Financial Corp.	48,800	5,087,888
		11,153,148
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(b)(d)	1,065,661	9,164,685
ArcLight Clean Transition Corp. Class A (a)(e)	48,725	1,167,938
BTRS Holdings, Inc. (b)	95,048	1,385,800
Experience Investment Corp. Class A (a)	162,000	2,389,500
InterPrivate Acquisition Corp. (a)	97,800	1,443,528
Jaws Acquisition Corp. (a)	139,600	1,816,196
Northern Star Acquisition Corp. unit	9,428	128,975
Novus Capital Corp. (b)	251,069	5,637,754
Patria Investments Ltd.	35,900	640,815
		23,775,191
Insurance - 0.1%
eHealth, Inc. (a)	10,325	494,051
Goosehead Insurance	14,000	1,870,400
		2,364,451

TOTAL FINANCIALS		72,838,897

HEALTH CARE - 8.4%
Biotechnology - 3.5%
4D Molecular Therapeutics, Inc.	33,000	1,397,880
ACADIA Pharmaceuticals, Inc. (a)	67,657	3,250,919
Acceleron Pharma, Inc. (a)	46,920	5,420,668
ADC Therapeutics SA (a)	68,300	1,951,331
Agios Pharmaceuticals, Inc. (a)	76,711	3,603,116
Akouos, Inc. (a)	43,100	686,152
Allakos, Inc. (a)	23,230	3,097,256
Alnylam Pharmaceuticals, Inc. (a)	102,481	15,421,341
Annexon, Inc. (a)	75,200	1,654,400
Arcutis Biotherapeutics, Inc. (a)	73,700	2,011,273
Argenx SE ADR (a)	18,637	5,461,014
Ascendis Pharma A/S sponsored ADR (a)	145,496	21,846,224
Avidity Biosciences, Inc.	36,700	839,696
BeiGene Ltd. (a)	118,700	2,910,376
BeiGene Ltd. ADR (a)	19,906	6,369,920
BioAtla, Inc.	16,100	707,917
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,700	485,754
BioXcel Therapeutics, Inc. (a)	11,300	523,416
BridgeBio Pharma, Inc. (a)(e)	36,934	2,096,374
CareDx, Inc. (a)	17,000	1,299,310
Cibus Corp.:
Series C (a)(b)(c)(d)	726,554	1,211,995
Series D (a)(b)(c)(d)	398,640	498,300
Cullinan Management, Inc.	10,200	387,702
CytomX Therapeutics, Inc. (a)(f)	137,854	952,571
FibroGen, Inc. (a)	57,186	2,755,221
Forma Therapeutics Holdings, Inc.	41,300	1,595,419
Fusion Pharmaceuticals, Inc. (a)	48,200	544,660
Generation Bio Co.	163,122	4,295,002
Gracell Biotechnologies, Inc. ADR	29,200	605,024
Invitae Corp. (a)	34,500	1,708,440
Ionis Pharmaceuticals, Inc. (a)	72,666	4,365,047
Karuna Therapeutics, Inc. (a)	40,000	3,969,200
Kinnate Biopharma, Inc.	18,400	603,520
Kronos Bio, Inc. (e)	42,400	1,165,576
Kura Oncology, Inc. (a)	29,900	895,505
Mirati Therapeutics, Inc. (a)	11,900	2,443,427
Moderna, Inc. (a)	9,000	1,558,440
Natera, Inc. (a)	11,700	1,247,688
Neurocrine Biosciences, Inc. (a)	47,488	5,211,808
Novavax, Inc. (a)	29,300	6,473,542
Passage Bio, Inc.	31,100	580,326
Prelude Therapeutics, Inc.	33,900	2,201,805
Protagonist Therapeutics, Inc. (a)	63,100	1,306,801
Regeneron Pharmaceuticals, Inc. (a)	46,500	23,428,560
Relay Therapeutics, Inc. (a)	40,500	2,007,990
Revolution Medicines, Inc.	61,300	2,583,182
Sage Therapeutics, Inc. (a)	169,867	13,699,774
Scholar Rock Holding Corp. (a)	12,500	745,750
Seagen, Inc. (a)	12,000	1,971,240
Seer, Inc.	16,000	998,400
Shattuck Labs, Inc.	24,800	1,230,328
Silverback Therapeutics, Inc.	34,100	1,497,672
Taysha Gene Therapies, Inc.	31,500	819,000
TG Therapeutics, Inc. (a)	25,800	1,245,366
Turning Point Therapeutics, Inc. (a)	58,349	7,322,216
Twist Bioscience Corp. (a)	4,900	806,246
Vaxcyte, Inc.	45,500	1,116,115
Xencor, Inc. (a)	114,918	5,257,499
Zai Lab Ltd. ADR (a)	64,764	10,366,773
		202,707,467
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	3,200	1,681,216
Atricure, Inc. (a)	11,700	681,291
Axonics Modulation Technologies, Inc. (a)	94,620	4,891,854
CryoPort, Inc. (a)	16,700	1,138,940
Danaher Corp.	47,700	11,344,968
DexCom, Inc. (a)	38,915	14,587,288
Hologic, Inc. (a)	65,900	5,254,207
InMode Ltd. (a)	70,700	4,161,402
Insulet Corp. (a)	94,198	25,167,822
Intuitive Surgical, Inc. (a)	26,946	20,145,907
Novocure Ltd. (a)	28,307	4,556,295
Outset Medical, Inc.	20,300	1,052,149
Pulmonx Corp.	6,300	357,336
Shockwave Medical, Inc. (a)	186,733	21,668,497
Tandem Diabetes Care, Inc. (a)	68,017	6,301,775
		122,990,947
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	111,959	5,665,125
Alignment Healthcare Partners unit (b)(d)	54,574	1,077,837
Castle Biosciences, Inc. (a)	9,500	634,885
Cigna Corp.	17,600	3,820,080
Guardant Health, Inc. (a)	45,480	7,072,140
Humana, Inc.	21,909	8,393,557
Oak Street Health, Inc. (a)	9,200	477,204
Owens & Minor, Inc.	50,800	1,477,264
Surgery Partners, Inc. (a)	41,100	1,532,208
		30,150,300
Health Care Technology - 0.2%
American Well Corp. (e)	58,800	2,082,108
Certara, Inc.	50,700	1,745,094
GoodRx Holdings, Inc. (e)	104,000	4,848,480
MultiPlan Corp. (b)	466,362	3,721,569
MultiPlan Corp. warrants (a)(b)	24,206	56,239
		12,453,490
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	65,733	11,250,203
Avantor, Inc. (a)	110,500	3,258,645
Berkeley Lights, Inc. (a)	21,000	1,512,000
Bio-Rad Laboratories, Inc. Class A (a)	4,400	2,524,588
Eurofins Scientific SA (a)	17,000	1,633,511
Maravai LifeSciences Holdings, Inc.	18,100	630,604
Nanostring Technologies, Inc. (a)	56,100	3,928,683
Sotera Health Co.	48,100	1,254,929
Thermo Fisher Scientific, Inc.	49,538	25,249,519
		51,242,682
Pharmaceuticals - 1.1%
Antengene Corp.	809,300	1,796,206
Aphria, Inc. (a)(e)	293,000	3,568,740
Arvinas Holding Co. LLC (a)	7,700	580,888
Atea Pharmaceuticals, Inc.	23,600	1,722,800
Chiasma, Inc. warrants 12/16/24 (a)	23,784	8,318
Eli Lilly & Co.	3,200	665,504
Graybug Vision, Inc.	63,700	1,952,405
Hansoh Pharmaceutical Group Co. Ltd. (a)(f)	492,000	2,690,588
Harmony Biosciences Holdings, Inc. (a)	24,800	889,328
Horizon Therapeutics PLC (a)	148,099	10,734,216
Intra-Cellular Therapies, Inc. (a)	117,100	3,764,765
Nektar Therapeutics (a)	106,351	2,095,115
OptiNose, Inc. (a)(e)	275,279	1,095,610
Roche Holding AG (participation certificate)	10,261	3,541,195
Zoetis, Inc. Class A	167,479	25,833,636
		60,939,314

TOTAL HEALTH CARE		480,484,200

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	36,800	6,041,088
Space Exploration Technologies Corp.:
Class A (a)(b)(d)	22,703	6,129,810
Class C (a)(b)(d)	686	185,220
The Boeing Co.	17,900	3,476,001
		15,832,119
Air Freight & Logistics - 0.2%
FedEx Corp.	52,900	12,449,486
Airlines - 0.4%
American Airlines Group, Inc.	148,600	2,551,462
Delta Air Lines, Inc.	163,700	6,214,052
JetBlue Airways Corp. (a)	432,100	6,196,314
Spirit Airlines, Inc. (a)	118,600	3,076,484
United Airlines Holdings, Inc. (a)	69,000	2,759,310
		20,797,622
Building Products - 0.3%
Builders FirstSource, Inc. (a)	142,500	5,450,625
Carrier Global Corp.	150,000	5,775,000
The AZEK Co., Inc.	153,500	6,123,115
Trane Technologies PLC	7,400	1,060,790
		18,409,530
Commercial Services & Supplies - 0.1%
Aker Carbon Capture A/S (a)	5,100	10,598
MYT Netherlands Parent BV ADR	64,500	2,123,340
		2,133,938
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	75,907	6,159,094
Quanta Services, Inc.	24,000	1,691,280
		7,850,374
Electrical Equipment - 0.3%
Ballard Power Systems, Inc. (a)	16,900	577,473
Bloom Energy Corp. Class A (a)(e)	85,000	2,967,350
Plug Power, Inc. (a)	50,900	3,215,353
Sunrun, Inc. (a)	141,695	9,815,213
		16,575,389
Industrial Conglomerates - 0.1%
General Electric Co.	687,200	7,339,296
Machinery - 0.1%
Caterpillar, Inc.	8,900	1,627,276
Deere & Co.	12,700	3,667,760
Desktop Metal, Inc. (a)(e)	57,200	1,313,884
		6,608,920
Professional Services - 0.1%
Boa Vista Servicos SA	548,000	952,495
Upwork, Inc. (a)	157,000	6,507,650
		7,460,145
Road & Rail - 3.9%
Lyft, Inc. (a)	2,802,707	124,608,353
Uber Technologies, Inc. (a)	1,967,075	100,183,130
		224,791,483

TOTAL INDUSTRIALS		340,248,302

INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	3,300	646,635
Electronic Equipment & Components - 0.3%
908 Devices, Inc.	3,500	192,885
II-VI, Inc. (a)	212,000	17,822,840
		18,015,725
IT Services - 2.6%
Affirm Holdings, Inc.	14,600	1,454,014
Afterpay Ltd. (a)	50,665	5,231,170
Endava PLC ADR (a)	57,924	4,579,471
Liveramp Holdings, Inc. (a)	7,500	567,825
MongoDB, Inc. Class A (a)	18,080	6,682,549
PayPal Holdings, Inc. (a)	201,162	47,134,268
Repay Holdings Corp. (a)	91,400	2,024,510
Riskified Ltd. (a)(b)(d)	80,450	925,175
Riskified Ltd. warrants (a)(b)(d)	692	1
Shopify, Inc. Class A (a)	25,114	27,383,147
Snowflake Computing, Inc.	13,100	3,569,095
Snowflake Computing, Inc.:
Class B	3,168	819,966
Class B (f)	1,056	287,707
Square, Inc. (a)	128,300	27,707,668
Twilio, Inc. Class A (a)	61,970	22,273,877
		150,640,443
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. (a)	285,452	24,446,109
Allegro MicroSystems LLC (a)(e)	33,700	940,904
Ambarella, Inc. (a)	17,400	1,641,864
Array Technologies, Inc.	259,200	10,564,992
Cirrus Logic, Inc. (a)	56,300	5,274,747
Enphase Energy, Inc. (a)	63,200	11,524,520
First Solar, Inc. (a)	38,000	3,767,700
Lam Research Corp.	8,300	4,016,785
Lattice Semiconductor Corp. (a)	75,000	3,008,250
Marvell Technology Group Ltd.	3,111,079	160,096,125
MediaTek, Inc.	98,000	3,061,297
Microchip Technology, Inc.	6,200	843,882
Micron Technology, Inc. (a)	296,406	23,199,698
NVIDIA Corp.	255,199	132,598,848
NXP Semiconductors NV	558,835	89,676,252
ON Semiconductor Corp. (a)	168,200	5,801,218
SolarEdge Technologies, Inc. (a)	21,700	6,256,761
Synaptics, Inc. (a)	33,400	3,313,948
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	40,000	4,860,800
Universal Display Corp.	23,973	5,533,448
		500,428,148
Software - 11.1%
Adobe, Inc. (a)	86,371	39,624,424
Anaplan, Inc. (a)	33,300	2,221,110
Atlassian Corp. PLC (a)	8,000	1,849,040
Atom Tickets LLC (a)(b)(c)(d)	344,068	213,322
Autodesk, Inc. (a)	17,800	4,938,254
Avalara, Inc. (a)	21,900	3,285,000
Bill.Com Holdings, Inc. (a)	24,100	2,937,308
Cerence, Inc. (a)(e)	19,600	2,193,436
Cloudflare, Inc. (a)	254,180	19,485,439
Coupa Software, Inc. (a)	16,214	5,024,232
Crowdstrike Holdings, Inc. (a)	45,000	9,711,000
Digital Turbine, Inc. (a)	57,500	3,289,575
Docebo, Inc. (e)	33,200	1,638,752
DocuSign, Inc. (a)	44,500	10,363,605
Duck Creek Technologies, Inc. (a)	24,700	1,193,998
Elastic NV (a)	84,150	12,787,434
Epic Games, Inc. (b)(d)	1,076	618,700
FireEye, Inc. (a)	52,900	1,110,900
Five9, Inc. (a)	19,500	3,241,875
Freee KK (a)	6,300	535,300
HubSpot, Inc. (a)	28,492	10,604,722
Intuit, Inc.	4,700	1,697,781
Kuaishou Technology (a)	55,500	823,203
Lightspeed POS, Inc. (Canada) (a)	212,883	13,839,268
Microsoft Corp.	1,463,400	339,450,264
Nuance Communications, Inc. (a)	149,900	6,826,446
Palo Alto Networks, Inc. (a)	3,200	1,122,400
Paycom Software, Inc. (a)	4,400	1,670,856
Qualtrics International, Inc.	28,100	1,236,400
RingCentral, Inc. (a)	14,839	5,533,760
Salesforce.com, Inc. (a)	297,970	67,210,113
ServiceNow, Inc. (a)	26,423	14,351,917
Tanium, Inc. Class B (a)(b)(d)	151,000	1,720,675
Telos Corp.	27,000	953,100
The Trade Desk, Inc. (a)	11,905	9,119,111
Volue A/S	143,300	803,031
Workday, Inc. Class A (a)	51,900	11,808,807
Zoom Video Communications, Inc. Class A (a)	63,600	23,663,652
		638,698,210
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	4,093,436	540,169,816

TOTAL INFORMATION TECHNOLOGY		1,848,598,977

MATERIALS - 0.9%
Chemicals - 0.7%
Corteva, Inc.	102,200	4,073,692
LG Chemical Ltd.	1,770	1,451,274
Linde PLC	9,600	2,355,840
Nutrien Ltd.	188,000	9,259,230
Olin Corp.	154,400	3,691,704
PPG Industries, Inc.	27,000	3,637,170
The Chemours Co. LLC	417,807	11,005,036
The Mosaic Co.	140,800	3,655,168
		39,129,114
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	50,700	1,676,924
ArcelorMittal SA Class A unit (a)(e)	267,000	5,764,530
Freeport-McMoRan, Inc.	148,700	4,001,517
Gatos Silver, Inc.	120,200	1,587,842
		13,030,813

TOTAL MATERIALS		52,159,927

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Park Hotels & Resorts, Inc.	15,200	253,536
Simon Property Group, Inc.	69,800	6,486,514
		6,740,050
Real Estate Management & Development - 0.4%
KE Holdings, Inc. ADR (a)	106,500	6,294,150
Opendoor Technologies, Inc. (a)(e)	74,400	1,943,328
Realogy Holdings Corp. (a)	123,000	1,746,600
Redfin Corp. (a)	189,281	13,478,700
		23,462,778

TOTAL REAL ESTATE		30,202,828

UTILITIES - 0.2%
Electric Utilities - 0.0%
PG&E Corp. (a)	87,200	996,696
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	36,600	2,051,890
Shoals Technologies Group, Inc.	87,900	2,982,447
The AES Corp.	124,300	3,031,677
		8,066,014

TOTAL UTILITIES		9,062,710

TOTAL COMMON STOCKS
(Cost $2,050,507,283)		5,551,461,298

Preferred Stocks - 3.4%
Convertible Preferred Stocks - 3.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series C (a)(b)(d)	1,477,502	2,112,828
Series D (a)(b)(d)	402,931	576,191
		2,689,019
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
Rad Power Bikes, Inc.:
Series A (b)(d)	14,368	69,309
Series C (b)(d)	56,537	272,725
Rivian Automotive, Inc.:
Series E (b)(d)	399,926	14,737,273
Series F (b)(d)	119,569	4,406,118
		19,485,425
Hotels, Restaurants & Leisure - 0.2%
MOD Super Fast Pizza Holdings LLC:
Series 3 (a)(b)(c)(d)	22,518	4,678,791
Series 4 (a)(b)(c)(d)	2,055	402,143
Series 5 (a)(b)(c)(d)	8,253	1,518,635
Topgolf International, Inc. Series F (a)(b)	106,191	2,482,746
		9,082,315
Internet & Direct Marketing Retail - 0.3%
Instacart, Inc. Series H (b)(d)	31,105	1,866,300
Reddit, Inc. Series B (a)(b)(d)	129,280	7,326,298
The Honest Co., Inc.:
Series C (a)(b)(d)	167,087	5,086,028
Series D (a)(b)(d)	27,712	843,537
Series E (a)(b)(d)	143,059	3,713,239
Zomato Pvt Ltd.:
Series B (b)(d)(g)	4	21,411
Series E (b)(d)(g)	26,796	14
Series G (b)(d)(g)	2	10,705
Series J7 (b)(d)	136	727,971
		19,595,503
Specialty Retail - 0.1%
Fanatics, Inc. Series E (b)(d)	159,285	2,754,038
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(b)(d)	15,945	184,324
Series B (a)(b)(d)	2,800	32,368
Series C (a)(b)(d)	26,775	309,519
Series Seed (a)(b)(d)	8,575	99,127
		625,338
TOTAL CONSUMER DISCRETIONARY		51,542,619
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Blink Health, Inc. Series C (a)(b)(d)	27,197	887,710
Roofoods Ltd. Series H (b)(d)	1,400	1,228,852
Sweetgreen, Inc.:
Series H (a)(b)(d)	725,140	9,535,591
Series J (b)(d)	41,359	543,871
		12,196,024
Food Products - 0.0%
Agbiome LLC Series C (a)(b)(d)	266,499	1,687,925
Tobacco - 0.8%
JUUL Labs, Inc.:
Series C (a)(b)(d)	660,029	43,410,107
Series D (a)(b)(d)	5,110	336,085
		43,746,192
TOTAL CONSUMER STAPLES		57,630,141
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(b)(d)	195,114	3,385,228
Immunocore Ltd. Series A (a)(b)	4,200	516,019
		3,901,247
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(b)(d)	813,618	7,937,214
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(b)(d)	1,069	700,398
TOTAL HEALTH CARE		12,538,859
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp.:
Series G (a)(b)(d)	42,650	11,515,500
Series H (a)(b)(d)	6,348	1,713,960
Series N (b)(d)	12,799	3,455,730
		16,685,190
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(b)(d)	253,888	48,239
TOTAL INDUSTRIALS		16,733,429
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(d)	1,441,706	1,598,396
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(b)(d)	307,049	9,617
ByteDance Ltd. Series E1 (b)(d)	37,119	4,067,284
Riskified Ltd.:
Series D (b)(d)	12,300	141,450
Series E (a)(b)(d)	82,500	948,750
		5,167,101
Software - 0.5%
ACV Auctions, Inc.:
Series E (a)(b)(d)	191,408	1,133,920
Series E1 (b)(d)	184,460	1,092,759
Compass, Inc. Series E (a)(b)(d)	13,605	2,488,355
Dataminr, Inc. Series D (a)(b)(d)	115,901	1,274,911
Delphix Corp. Series D (a)(b)(d)	242,876	2,028,015
DoubleVerify, Inc. Series A (b)(d)	662,794	3,802,515
Jet.Com, Inc. Series B1 (Escrow) (a)(b)(d)	922,232	9
Malwarebytes Corp. Series B (a)(b)(d)	329,349	7,802,278
Nuvia, Inc. Series B (b)(d)	181,697	1,335,473
Taboola.Com Ltd. Series E (a)(b)	289,958	8,672,644
		29,630,879
TOTAL INFORMATION TECHNOLOGY		36,396,376

TOTAL CONVERTIBLE PREFERRED STOCKS		177,530,443

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Neutron Holdings, Inc. Series 1C (b)(d)	12,405,800	248,116
Volkswagen AG	33,000	6,264,976
Waymo LLC Series A2 (b)(d)	15,200	1,305,181
		7,818,273
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (b)(d)	1,487	21,648
Series B (b)(d)	26,034	378,999
Series C (b)(d)	528	7,687
Series D (b)(d)	93,003	1,353,923
		1,762,257
TOTAL CONSUMER DISCRETIONARY		9,580,530
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(d)	9,636	6,313,411

TOTAL NONCONVERTIBLE PREFERRED STOCKS		15,893,941

TOTAL PREFERRED STOCKS
(Cost $108,114,332)		193,424,384
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(d)	433,800	433,800
4% 6/12/27 (b)(d)	115,200	115,200
TOTAL CONVERTIBLE BONDS
(Cost $549,000)		549,000

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (Cost $613,815)(b)(d)	613,815	613,815
	Shares	Value

Money Market Funds - 1.6%
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)
(Cost $95,453,464)	95,443,920	95,453,464
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,255,237,894)		5,841,501,961
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(87,728,801)
NET ASSETS - 100%		$5,753,773,160

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $265,524,726 or 4.6% of net assets.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,042,788 or 0.4% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
ACV Auctions, Inc. Series E	11/6/19	$1,058,525
ACV Auctions, Inc. Series E1	9/4/20	$1,092,759
Agbiome LLC Series C	6/29/18	$1,687,925
Alignment Healthcare Partners unit	2/28/20	$661,361
Allbirds, Inc.	10/9/18	$443,128
Allbirds, Inc. Series A	10/9/18	$174,871
Allbirds, Inc. Series B	10/9/18	$30,708
Allbirds, Inc. Series C	10/9/18	$293,646
Allbirds, Inc. Series Seed	10/9/18	$94,043
Ant International Co. Ltd. Class C	5/16/18	$5,978,358
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Atom Tickets LLC	8/15/17	$1,999,998
Blink Health, Inc. Series A1	12/30/20	$170,206
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$1,038,273
BTRS Holdings, Inc.	1/12/21	$950,480
ByteDance Ltd. Series E1	11/18/20	$4,067,284
CarLotz, Inc.	1/21/21	$1,425,730
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$440,268
Cazoo Holdings Ltd.	9/30/20	$624,462
Cazoo Holdings Ltd. Series A	9/30/20	$20,387
Cazoo Holdings Ltd. Series B	9/30/20	$356,925
Cazoo Holdings Ltd. Series C	9/30/20	$7,239
Cazoo Holdings Ltd. Series D	9/30/20	$1,275,068
Cibus Corp. Series C	2/16/18	$1,525,763
Cibus Corp. Series D	5/10/19	$498,300
Compass, Inc. Series E	11/3/17	$918,041
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
DoubleVerify, Inc. Series A	11/18/20	$3,802,515
Enevate Corp. Series E	1/29/21	$1,598,398
Enevate Corp. 0% 1/29/23	1/29/21	$613,815
Epic Games, Inc.	7/30/20	$618,700
Fanatics, Inc. Series E	8/13/20	$2,754,038
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$2,246,418
Immunocore Ltd. Series A	7/27/15	$759,303
Instacart, Inc. Series H	11/13/20	$1,866,300
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
Lordstown Motors Corp.	10/23/20	$5,323,910
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$3,084,966
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	$ 287,556
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	$ 1,176,218
Mulberry Health, Inc. Series A-8	1/20/16	$5,495,786
MultiPlan Corp.	10/8/20	$4,617,446
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$2,268,276
Neutron Holdings, Inc. warrants	6/4/20	$1
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$433,800
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$115,200
Novus Capital Corp.	1/29/21	$2,510,690
Nuvia, Inc. Series B	9/18/20	$582,765
Rad Power Bikes, Inc.	1/21/21	$531,635
Rad Power Bikes, Inc. Series A	1/21/21	$69,309
Rad Power Bikes, Inc. Series C	1/21/21	$272,725
Reddit, Inc. Series B	7/26/17	$1,835,324
Riskified Ltd.	12/20/19 - 4/15/20	$727,408
Riskified Ltd. Series D	11/18/20	$141,450
Riskified Ltd. Series E	10/28/19	$784,938
Riskified Ltd. warrants	10/28/19	$1
Rivian Automotive, Inc. Series E	7/10/20	$6,194,854
Rivian Automotive, Inc. Series F	1/19/21	$4,406,118
Roofoods Ltd. Series H	1/15/21	$1,228,852
Rush Street Interactive, Inc.	12/29/20	$1,706,000
Skillz, Inc.	12/16/20	$2,724,350
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Space Exploration Technologies Corp. Series N	8/4/20	$3,455,730
Starry, Inc. Series C	12/8/17	$1,362,257
Starry, Inc. Series D	7/30/20	$576,191
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series H	11/9/18	$9,455,826
Sweetgreen, Inc. Series J	1/21/21	$707,239
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Topgolf International, Inc. Series F	11/10/17	$1,468,993
Tory Burch LLC	5/14/15	$7,600,030
Waymo LLC Series A2	5/8/20	$1,305,181
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$5,974,752
YourPeople, Inc. Series C	5/1/15	$3,783,205
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$362,312
Zomato Pvt Ltd. Series B	1/22/21	$16,455
Zomato Pvt Ltd. Series E	1/22/21	$11
Zomato Pvt Ltd. Series G	1/22/21	$8,227
Zomato Pvt Ltd. Series J7	12/9/20	$553,924

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,719
Fidelity Securities Lending Cash Central Fund	266,700
Total	$278,419

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$721,750,910	$695,722,034	$18,579,878	$7,448,998
Consumer Discretionary	1,942,397,241	1,855,515,826	20,509,806	66,371,609
Consumer Staples	117,749,777	59,590,054	--	58,159,723
Energy	57,409,838	57,409,838	--	--
Financials	72,838,897	52,471,258	11,202,954	9,164,685
Health Care	499,336,470	472,294,110	5,917,977	21,124,383
Industrials	356,981,731	333,933,272	--	23,048,459
Information Technology	1,884,995,353	1,843,477,935	10,315,813	31,201,605
Materials	52,159,927	52,159,927	--	--
Real Estate	30,202,828	30,202,828	--	--
Utilities	9,062,710	9,062,710	--	--
Corporate Bonds	549,000	--	--	549,000
Preferred Securities	613,815	--	--	613,815
Money Market Funds	95,453,464	95,453,464	--	--
Total Investments in Securities:	$5,841,501,961	$5,557,293,256	$66,526,428	$217,682,277

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$38,758,672
Net Realized Gain (Loss) on Investment Securities	(543)
Net Unrealized Gain (Loss) on Investment Securities	13,704,525
Cost of Purchases	15,387,095
Proceeds of Sales	(131,638)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,346,502)
Ending Balance	$66,371,609
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$13,704,525
Equities - Consumer Staples
Beginning Balance	$80,372,063
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(24,602,361)
Cost of Purchases	2,390,021
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$58,159,723
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$(24,602,361)
Equities - Other Investments in Securities
Beginning Balance	$85,824,635
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	8,618,016
Cost of Purchases	15,444,537
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(16,736,243)
Ending Balance	$93,150,945
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$8,618,016

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Cayman Islands	3.7%
Bermuda	2.9%
Netherlands	2.0%
Canada	1.1%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $92,341,838) — See accompanying schedule: Unaffiliated issuers (cost $2,159,784,430)	$5,746,048,497
Fidelity Central Funds (cost $95,453,464)	95,453,464
Total Investment in Securities (cost $2,255,237,894)		$5,841,501,961
Restricted cash		106,239
Foreign currency held at value (cost $1,905)		1,906
Receivable for investments sold		100,654,164
Receivable for fund shares sold		57,437
Dividends receivable		663,122
Interest receivable		14,486
Distributions receivable from Fidelity Central Funds		70,653
Other receivables		4,117
Total assets		5,943,074,085
Liabilities
Payable to custodian bank	$2,288,221
Payable for investments purchased
Regular delivery	31,349,300
Delayed delivery	325,751
Payable for fund shares redeemed	58,650,343
Other payables and accrued expenses	1,245,285
Collateral on securities loaned	95,442,025
Total liabilities		189,300,925
Net Assets		$5,753,773,160
Net Assets consist of:
Paid in capital		$1,684,830,675
Total accumulated earnings (loss)		4,068,942,485
Net Assets		$5,753,773,160
Net Asset Value, offering price and redemption price per share ($5,753,773,160 ÷ 338,956,905 shares)		$16.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$8,188,176
Interest		11,106
Income from Fidelity Central Funds (including $266,700 from security lending)		278,419
Total income		8,477,701
Expenses
Custodian fees and expenses	$89,194
Independent trustees' fees and expenses	14,106
Interest	11,421
Miscellaneous	5,877
Total expenses before reductions	120,598
Expense reductions	(5,627)
Total expenses after reductions		114,971
Net investment income (loss)		8,362,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,255,007,069
Fidelity Central Funds	688
Foreign currency transactions	(59,067)
Futures contracts	5,679,667
Written options	230,740
Total net realized gain (loss)		1,260,859,097
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $488,633)	209,884,355
Fidelity Central Funds	(687)
Assets and liabilities in foreign currencies	6,663
Total change in net unrealized appreciation (depreciation)		209,890,331
Net gain (loss)		1,470,749,428
Net increase (decrease) in net assets resulting from operations		$1,479,112,158

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,362,730	$33,783,915
Net realized gain (loss)	1,260,859,097	1,182,419,189
Change in net unrealized appreciation (depreciation)	209,890,331	705,721,116
Net increase (decrease) in net assets resulting from operations	1,479,112,158	1,921,924,220
Distributions to shareholders	(1,909,413,522)	(641,776,468)
Share transactions
Proceeds from sales of shares	144,247,395	764,339,309
Reinvestment of distributions	1,909,413,522	641,776,468
Cost of shares redeemed	(1,659,020,770)	(2,743,794,312)
Net increase (decrease) in net assets resulting from share transactions	394,640,147	(1,337,678,535)
Total increase (decrease) in net assets	(35,661,217)	(57,530,783)
Net Assets
Beginning of period	5,789,434,377	5,846,965,160
End of period	$5,753,773,160	$5,789,434,377
Other Information
Shares
Sold	8,268,468	52,915,457
Issued in reinvestment of distributions	119,502,616	46,186,696
Redeemed	(89,608,747)	(173,939,394)
Net increase (decrease)	38,162,337	(74,837,241)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Blue Chip Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$15.57	$15.90	$14.07	$11.47	$13.36
Income from Investment Operations
Net investment income (loss)A	.03	.09	.10	.12B	.03	.02
Net realized and unrealized gain (loss)	4.42	5.30	1.58	3.28	2.74	(.42)
Total from investment operations	4.45	5.39	1.68	3.40	2.77	(.40)
Distributions from net investment income	(.10)	(.11)	(.12)	(.07)	(.03)	(.02)
Distributions from net realized gain	(6.63)	(1.60)	(1.89)	(1.50)	(.14)	(1.48)
Total distributions	(6.73)	(1.71)	(2.01)	(1.57)	(.17)	(1.49)C
Net asset value, end of period	$16.97	$19.25	$15.57	$15.90	$14.07	$11.47
Total ReturnD,E	28.97%	39.00%	11.85%	26.54%	24.50%	(2.63)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	.59%	.73%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	.59%	.73%
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	.59%	.73%
Net investment income (loss)	.29%H	.59%	.71%	.81%B	.26%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$5,753,773	$5,789,434	$5,846,965	$6,005,980	$2,208,451	$2,417,952
Portfolio turnover rateJ	50%H	52%K	53%	41%	47%	55%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .71%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Series Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 216,519,462	Market comparable	Enterprise value/Sales multiple (EV/S)	1.6-23.2/8.0%	Increase
			Discount rate	40.5%- 75.0%/56.8%	Decrease
			Premium rate	1.3%-92.6%/39.8%	Increase
			Discount for lack of marketability	10%	Decrease
			Conversion ratio	1.0 – 1.2 / 1.1	Increase
			Liquidity preference	184.0%-207.8% / 195.8%	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$0.00-$5,352.73 / $140.03	Increase
			Premium rate	59.0%	Increase
Corporate Bonds	$ 549,000	Market approach	Transaction price	$100.00	Increase
Preferred Securities	$ 613,815	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,612,939,883
Gross unrealized depreciation	(42,236,292)
Net unrealized appreciation (depreciation)	$3,570,703,591
Tax cost	$2,270,798,370

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Blue Chip Growth Fund	21,125,091.37

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures	$5,679,667	–
Written Options	230,740	–
Total Equity Risk	5,910,407	–
Totals	$5,910,407	$–

A summary of the value of derivatives by primary risk exposure as of period end , if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Blue Chip Growth Fund	1,388,977,491	2,884,869,668

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Blue Chip Growth Fund	$28,073

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Blue Chip Growth Fund	Borrower	$18,425,672.33%		$11,392

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $107,863,918 and $143,406,105, respectively.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $256,703,045 in exchange for 19,043,253 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Blue Chip Growth Fund	$5,877

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Blue Chip Growth Fund	$38,474	$5,510	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Blue Chip Growth Fund	$883,000.59%		$29

10. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through November 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,627.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Series Blue Chip Growth Fund	- %-C
Actual		$1,000.00	$1,289.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Blue Chip Growth Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense cap for the fund was lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

XS1-SANN-0321
1.967988.107

Fidelity Flex® Funds

Fidelity Flex® Large Cap Growth Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	10.8
Amazon.com, Inc.	8.1
Microsoft Corp.	6.6
Alphabet, Inc. Class A	5.0
Facebook, Inc. Class A	4.1
Tesla, Inc.	4.0
NVIDIA Corp.	3.5
Marvell Technology Group Ltd.	2.9
Salesforce.com, Inc.	1.8
Uber Technologies, Inc.	1.8
48.6

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	37.8
Consumer Discretionary	30.3
Communication Services	14.9
Health Care	7.0
Industrials	5.4

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	99.2%
Convertible Securities	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 13.1%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 14.9%
Entertainment - 4.0%
Activision Blizzard, Inc.	5,549	$504,959
Bilibili, Inc. ADR (a)	598	68,106
Madison Square Garden Entertainment Corp. (a)	1,092	96,915
Motorsport Games, Inc. Class A	416	12,555
Netflix, Inc. (a)	2,901	1,544,463
Nintendo Co. Ltd.	18	10,361
Nintendo Co. Ltd. ADR	331	23,921
Playtika Holding Corp.	657	19,145
Roku, Inc. Class A (a)	880	342,346
Sea Ltd. ADR (a)	5,874	1,272,955
Skillz, Inc. (b)	2,824	77,999
The Walt Disney Co.	518	87,112
		4,060,837
Interactive Media & Services - 10.7%
Alphabet, Inc. Class A (a)	2,810	5,134,882
Facebook, Inc. Class A (a)	16,211	4,187,788
InterActiveCorp (a)	102	21,415
Match Group, Inc. (a)	2,076	290,349
Pinterest, Inc. Class A (a)	757	51,862
Snap, Inc. Class A (a)	8,439	446,761
Tencent Holdings Ltd.	7,024	625,862
Yandex NV Series A (a)	612	38,336
Zillow Group, Inc. Class C (a)	274	35,746
Zoominfo Technologies, Inc.	2,873	137,933
		10,970,934
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	2,012	253,673

TOTAL COMMUNICATION SERVICES		15,285,444

CONSUMER DISCRETIONARY - 29.9%
Auto Components - 0.2%
QuantumScape Corp. Class A (a)	5,479	239,706
Automobiles - 4.7%
Fisker, Inc. (a)	963	14,474
General Motors Co.	787	39,885
Harley-Davidson, Inc.	4,391	176,035
Hyundai Motor Co.	100	20,476
Kia Motors Corp.	302	22,278
Li Auto, Inc. ADR (a)	468	15,093
Lordstown Motors Corp. (a)	383	9,644
Lordstown Motors Corp. (b)	4,966	125,044
Neutron Holdings, Inc. warrants (a)(b)(c)	9,174	0
NIO, Inc. sponsored ADR (a)	356	20,292
Niu Technologies ADR (a)	1,552	67,869
Rad Power Bikes, Inc. (b)(c)	1,815	8,755
Tesla, Inc. (a)	5,148	4,085,092
XPeng, Inc. ADR (a)(d)	3,918	188,769
		4,793,706
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	873	132,670
FSN E-Commerce Ventures Pvt Ltd. (b)(c)	1,000	83,167
		215,837
Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc. Class A (d)	1,805	331,452
Boyd Gaming Corp.	3,139	141,757
Caesars Entertainment, Inc. (a)	6,589	463,800
Chipotle Mexican Grill, Inc. (a)	340	503,200
Churchill Downs, Inc.	970	181,827
DraftKings, Inc. Class A (a)	368	19,912
Evolution Gaming Group AB (e)	467	45,581
Flutter Entertainment PLC	100	18,668
Hilton Worldwide Holdings, Inc.	1,188	120,451
Kambi Group PLC (a)	885	49,565
Las Vegas Sands Corp.	2,643	127,102
Marriott International, Inc. Class A	1,755	204,124
MGM Resorts International	4,015	114,668
Norwegian Cruise Line Holdings Ltd. (a)	1,977	44,779
Penn National Gaming, Inc. (a)	8,767	909,313
Planet Fitness, Inc. (a)	1,450	104,400
Rush Street Interactive, Inc. (b)	1,700	30,889
SeaWorld Entertainment, Inc. (a)	964	27,541
Texas Roadhouse, Inc. Class A	1,507	114,848
Vail Resorts, Inc.	491	130,586
Wynn Resorts Ltd.	1,524	151,684
		3,836,147
Household Durables - 1.0%
D.R. Horton, Inc.	669	51,379
KB Home	912	37,976
Lennar Corp. Class A	1,020	84,813
Purple Innovation, Inc. (a)	2,026	68,965
Sonos, Inc. (a)	779	20,371
Sony Corp. sponsored ADR	938	89,776
Taylor Morrison Home Corp. (a)	4,048	105,167
Tempur Sealy International, Inc. (a)	3,905	103,092
Toll Brothers, Inc.	2,222	113,544
TRI Pointe Homes, Inc. (a)	5,352	108,110
Tupperware Brands Corp. (a)	7,379	221,960
		1,005,153
Internet & Direct Marketing Retail - 11.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	3,046	773,166
Amazon.com, Inc. (a)	2,582	8,278,408
BHG Group AB (a)	531	9,964
ContextLogic, Inc.	465	13,983
ContextLogic, Inc.	670	18,132
Delivery Hero AG (a)(e)	291	44,319
Doordash, Inc.	384	74,216
eBay, Inc.	2,323	131,273
Etsy, Inc. (a)	777	154,693
Expedia, Inc.	2,147	266,443
Farfetch Ltd. Class A (a)	3,699	226,527
Fiverr International Ltd. (a)	237	48,943
JD Health International, Inc. (e)	2,700	53,142
JD.com, Inc.:
Class A	516	22,882
sponsored ADR (a)	2,268	201,149
Jumia Technologies AG ADR (a)	2,528	145,486
Kogan.Com Ltd.	1,437	19,757
MercadoLibre, Inc. (a)	191	339,886
Ocado Group PLC (a)	886	33,711
Ozon Holdings PLC ADR	300	14,502
Pinduoduo, Inc. ADR (a)	5,001	828,716
Poshmark, Inc.	250	17,445
The Booking Holdings, Inc. (a)	12	23,332
The RealReal, Inc. (a)	6,632	157,046
THG PLC	2,600	25,685
Wayfair LLC Class A (a)	1,206	328,418
Zomato Pvt Ltd. (b)(c)(f)	1	5,353
		12,256,577
Leisure Products - 0.4%
Bafang Electric Suzhou Co. Ltd. (A Shares)	265	8,573
Peloton Interactive, Inc. Class A (a)	2,070	302,489
Vista Outdoor, Inc. (a)	2,192	63,941
		375,003
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	1,733	176,177
Nordstrom, Inc.	5,718	202,703
Ollie's Bargain Outlet Holdings, Inc. (a)	1,605	152,042
Target Corp.	963	174,467
		705,389
Specialty Retail - 4.3%
Academy Sports & Outdoors, Inc.	400	8,600
American Eagle Outfitters, Inc.	16,798	381,147
Aritzia LP (a)	2,361	49,112
Blink Charging Co. (a)	92	4,548
Burlington Stores, Inc. (a)	852	212,063
Carvana Co. Class A (a)	3,103	810,473
Cazoo Holdings Ltd. (b)(c)	547	7,963
Dick's Sporting Goods, Inc.	886	59,371
Driven Brands Holdings, Inc.	700	19,670
Five Below, Inc. (a)	1,558	273,787
Floor & Decor Holdings, Inc. Class A (a)	3,316	305,304
Gap, Inc.	949	19,217
L Brands, Inc.	568	23,152
Lowe's Companies, Inc.	7,444	1,242,031
Petco Health & Wellness Co., Inc.	888	23,115
RH (a)	1,120	532,403
Shift Technologies, Inc. Class A (a)	1,344	11,021
The Home Depot, Inc.	1,192	322,817
Ulta Beauty, Inc. (a)	102	28,536
Vroom, Inc.	1,340	49,352
		4,383,682
Textiles, Apparel & Luxury Goods - 2.8%
Allbirds, Inc. (a)(b)(c)	215	2,485
Burberry Group PLC	1,869	44,008
Capri Holdings Ltd. (a)	7,933	330,489
Crocs, Inc. (a)	5,636	394,633
Deckers Outdoor Corp. (a)	913	266,578
Dr. Martens Ltd. (a)	4,900	30,212
lululemon athletica, Inc. (a)	1,157	380,283
LVMH Moet Hennessy Louis Vuitton SE	248	149,940
Moncler SpA	2,120	119,915
NIKE, Inc. Class B	5,414	723,256
Puma AG	526	51,564
PVH Corp.	3,097	264,050
Tapestry, Inc.	1,833	57,959
Under Armour, Inc. Class A (sub. vtg.) (a)	2,275	39,813
		2,855,185

TOTAL CONSUMER DISCRETIONARY		30,666,385

CONSUMER STAPLES - 1.0%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	233	213,635
Celsius Holdings, Inc. (a)	698	37,273
Constellation Brands, Inc. Class A (sub. vtg.)	429	90,489
Monster Beverage Corp. (a)	2,330	202,314
Nongfu Spring Co. Ltd. (H Shares) (a)(e)	3,200	24,165
		567,876
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series A1 (b)(c)	99	3,231
Performance Food Group Co. (a)	1,538	72,101
Sweetgreen, Inc. warrants 1/21/26 (a)(b)(c)	672	2,654
Walgreens Boots Alliance, Inc.	606	30,452
Zur Rose Group AG (a)	38	17,470
		125,908
Food Products - 0.1%
Bunge Ltd.	423	27,681
Darling Ingredients, Inc. (a)	682	42,291
Freshpet, Inc. (a)	178	24,797
Village Farms International, Inc. (a)	3,313	39,160
		133,929
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	2,087	106,354
Yatsen Holding Ltd. ADR	500	9,595
		115,949
Tobacco - 0.1%
JUUL Labs, Inc. Class A (a)(b)(c)	217	14,272
RLX Technology, Inc. ADR	2,221	49,973
Swedish Match Co. AB	857	66,252
		130,497

TOTAL CONSUMER STAPLES		1,074,159

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	2,532	56,236
Oil, Gas & Consumable Fuels - 0.7%
ConocoPhillips Co.	1,485	59,445
EOG Resources, Inc.	1,090	55,546
Hess Corp.	496	26,774
HollyFrontier Corp.	693	19,723
Neste Oyj	130	9,194
Occidental Petroleum Corp.	1,013	20,321
Pioneer Natural Resources Co.	423	51,141
Reliance Industries Ltd.	13,054	330,014
Reliance Industries Ltd.	885	11,751
Reliance Industries Ltd. sponsored GDR (e)	697	35,338
Renewable Energy Group, Inc. (a)	319	28,582
Suncor Energy, Inc.	3,205	53,611
Valero Energy Corp.	176	9,932
		711,372

TOTAL ENERGY		767,608

FINANCIALS - 1.0%
Banks - 0.3%
Citigroup, Inc.	2,425	140,626
Kotak Mahindra Bank Ltd. (a)	733	17,233
Wells Fargo & Co.	6,307	188,453
		346,312
Capital Markets - 0.2%
CarLotz, Inc. (b)	1,992	18,717
Goldman Sachs Group, Inc.	204	55,319
London Stock Exchange Group PLC	180	21,369
Morgan Stanley	917	61,485
Open Lending Corp. (a)	571	20,722
Star Peak Energy Transition Corp. Class A (a)	308	8,347
		185,959
Consumer Finance - 0.3%
Ally Financial, Inc.	3,794	143,565
Capital One Financial Corp.	1,114	116,146
		259,711
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(b)(c)	2,450	21,070
ArcLight Clean Transition Corp. Class A (a)(d)	1,014	24,306
BTRS Holdings, Inc. (b)	1,327	19,348
Experience Investment Corp. Class A (a)	2,522	37,200
InterPrivate Acquisition Corp. (a)	1,474	21,756
Jaws Acquisition Corp. (a)	2,120	27,581
Northern Star Acquisition Corp. unit	673	9,207
Novus Capital Corp. (b)	3,042	68,308
Patria Investments Ltd.	630	11,246
		240,022
Insurance - 0.0%
Goosehead Insurance	224	29,926
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	365	11,912

TOTAL FINANCIALS		1,073,842

HEALTH CARE - 7.0%
Biotechnology - 2.2%
4D Molecular Therapeutics, Inc.	511	21,646
ACADIA Pharmaceuticals, Inc. (a)	311	14,944
Acceleron Pharma, Inc. (a)	961	111,024
ADC Therapeutics SA (a)	696	19,885
Agios Pharmaceuticals, Inc. (a)	116	5,449
Akouos, Inc. (a)	400	6,368
Allakos, Inc. (a)	276	36,799
Alnylam Pharmaceuticals, Inc. (a)	1,540	231,739
Annexon, Inc. (a)	735	16,170
Arcutis Biotherapeutics, Inc. (a)	400	10,916
Argenx SE ADR (a)	76	22,270
Ascendis Pharma A/S sponsored ADR (a)	382	57,357
Avidity Biosciences, Inc.	300	6,864
BeiGene Ltd. (a)	331	8,116
BeiGene Ltd. ADR (a)	79	25,280
BioAtla, Inc.	300	13,191
Biohaven Pharmaceutical Holding Co. Ltd. (a)	85	7,244
BioXcel Therapeutics, Inc. (a)	112	5,188
BridgeBio Pharma, Inc. (a)	201	11,409
CareDx, Inc. (a)	260	19,872
Cullinan Management, Inc.	300	11,403
FibroGen, Inc. (a)	496	23,897
Forma Therapeutics Holdings, Inc.	489	18,890
Fusion Pharmaceuticals, Inc. (a)	400	4,520
Generation Bio Co.	1,151	30,306
Gracell Biotechnologies, Inc. ADR	478	9,904
Invitae Corp. (a)	559	27,682
Ionis Pharmaceuticals, Inc. (a)	36	2,163
Karuna Therapeutics, Inc. (a)	173	17,167
Kinnate Biopharma, Inc.	300	9,840
Kronos Bio, Inc.	573	15,752
Kura Oncology, Inc. (a)	458	13,717
Mirati Therapeutics, Inc. (a)	58	11,909
Moderna, Inc. (a)	152	26,320
Natera, Inc. (a)	183	19,515
Neurocrine Biosciences, Inc. (a)	1,058	116,116
Novavax, Inc. (a)	473	104,505
Passage Bio, Inc.	940	17,540
Prelude Therapeutics, Inc.	466	30,267
Protagonist Therapeutics, Inc. (a)	727	15,056
Regeneron Pharmaceuticals, Inc. (a)	1,102	555,232
Relay Therapeutics, Inc. (a)	546	27,071
Revolution Medicines, Inc.	653	27,517
Sage Therapeutics, Inc. (a)	506	40,809
Scholar Rock Holding Corp. (a)	178	10,619
Seagen, Inc. (a)	124	20,369
Seer, Inc.	476	29,702
Shattuck Labs, Inc.	300	14,883
Silverback Therapeutics, Inc.	500	21,960
Taysha Gene Therapies, Inc.	400	10,400
TG Therapeutics, Inc. (a)	421	20,322
Turning Point Therapeutics, Inc. (a)	906	113,694
Twist Bioscience Corp. (a)	75	12,341
Vaxcyte, Inc.	600	14,718
Xencor, Inc. (a)	200	9,150
Zai Lab Ltd. ADR (a)	1,023	163,752
		2,270,739
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	46	24,167
Atricure, Inc. (a)	104	6,056
Axonics Modulation Technologies, Inc. (a)	1,795	92,802
CryoPort, Inc. (a)	295	20,119
Danaher Corp.	916	217,861
DexCom, Inc. (a)	969	363,230
Hologic, Inc. (a)	1,411	112,499
InMode Ltd. (a)	811	47,735
Insulet Corp. (a)	526	140,537
Intuitive Surgical, Inc. (a)	882	659,418
Novocure Ltd. (a)	524	84,343
Outset Medical, Inc.	331	17,156
Pulmonx Corp.	300	17,016
Shockwave Medical, Inc. (a)	1,092	126,716
Tandem Diabetes Care, Inc. (a)	1,510	139,902
		2,069,557
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	1,404	71,042
Alignment Healthcare Partners unit (b)(c)	380	7,505
Castle Biosciences, Inc. (a)	145	9,690
Cigna Corp.	261	56,650
Guardant Health, Inc. (a)	963	149,747
Humana, Inc.	550	210,711
Oak Street Health, Inc. (a)	300	15,561
Owens & Minor, Inc.	615	17,884
Surgery Partners, Inc. (a)	732	27,289
		566,079
Health Care Technology - 0.1%
American Well Corp.	807	28,576
Certara, Inc.	800	27,536
GoodRx Holdings, Inc.	1,360	63,403
MultiPlan Corp. (b)	3,849	30,715
MultiPlan Corp. warrants (a)(b)	212	493
		150,723
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	586	100,294
Avantor, Inc. (a)	1,594	47,007
Berkeley Lights, Inc. (a)	509	36,648
Bio-Rad Laboratories, Inc. Class A (a)	61	35,000
Eurofins Scientific SA (a)	150	14,413
Maravai LifeSciences Holdings, Inc.	272	9,476
Nanostring Technologies, Inc. (a)	490	34,315
Sotera Health Co.	700	18,263
Thermo Fisher Scientific, Inc.	1,542	785,957
		1,081,373
Pharmaceuticals - 1.0%
Antengene Corp.	12,000	26,633
Aphria, Inc. (a)	4,489	54,676
Arvinas Holding Co. LLC (a)	118	8,902
Atea Pharmaceuticals, Inc.	337	24,601
Eli Lilly & Co.	52	10,814
Hansoh Pharmaceutical Group Co. Ltd. (a)(e)	2,259	12,354
Harmony Biosciences Holdings, Inc. (a)	281	10,077
Horizon Therapeutics PLC (a)	2,752	199,465
Intra-Cellular Therapies, Inc. (a)	838	26,942
Nektar Therapeutics (a)	567	11,170
OptiNose, Inc. (a)	1,896	7,546
Roche Holding AG (participation certificate)	182	62,810
Zoetis, Inc. Class A	3,710	572,268
		1,028,258

TOTAL HEALTH CARE		7,166,729

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	881	144,625
The Boeing Co.	279	54,179
		198,804
Air Freight & Logistics - 0.2%
FedEx Corp.	1,010	237,693
Airlines - 0.3%
American Airlines Group, Inc. (d)	2,304	39,560
Delta Air Lines, Inc.	2,587	98,203
JetBlue Airways Corp. (a)	7,418	106,374
Spirit Airlines, Inc. (a)	1,910	49,545
United Airlines Holdings, Inc. (a)	1,075	42,989
		336,671
Building Products - 0.3%
Builders FirstSource, Inc. (a)	1,738	66,479
Carrier Global Corp.	2,429	93,517
The AZEK Co., Inc.	3,422	136,504
Trane Technologies PLC	110	15,769
		312,269
Commercial Services & Supplies - 0.1%
Aker Carbon Capture A/S (a)	2,500	5,195
MYT Netherlands Parent BV ADR	1,175	38,681
		43,876
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	1,929	156,519
Quanta Services, Inc.	370	26,074
		182,593
Electrical Equipment - 0.3%
Ballard Power Systems, Inc. (a)	300	10,251
Bloom Energy Corp. Class A (a)	986	34,421
Plug Power, Inc. (a)	901	56,916
Sunrun, Inc. (a)	2,208	152,948
		254,536
Industrial Conglomerates - 0.1%
General Electric Co.	12,723	135,882
Machinery - 0.1%
Caterpillar, Inc.	147	26,877
Deere & Co.	196	56,605
Desktop Metal, Inc. (a)	932	21,408
		104,890
Professional Services - 0.1%
Boa Vista Servicos SA	6,645	11,550
Upwork, Inc. (a)	3,065	127,044
		138,594
Road & Rail - 3.4%
Lyft, Inc. (a)	36,670	1,630,348
Uber Technologies, Inc. (a)	36,242	1,845,805
		3,476,153

TOTAL INDUSTRIALS		5,421,961

INFORMATION TECHNOLOGY - 37.6%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	53	10,385
Electronic Equipment & Components - 0.5%
908 Devices, Inc.	300	16,533
II-VI, Inc. (a)	5,143	432,372
		448,905
IT Services - 3.7%
Affirm Holdings, Inc.	200	19,918
Afterpay Ltd. (a)	821	84,768
Endava PLC ADR (a)	414	32,731
Liveramp Holdings, Inc. (a)	133	10,069
MongoDB, Inc. Class A (a)	370	136,756
PayPal Holdings, Inc. (a)	5,364	1,256,839
Repay Holdings Corp. (a)	1,023	22,659
Riskified Ltd. warrants (a)(b)(c)	5	0
Shopify, Inc. Class A (a)	513	559,352
Snowflake Computing, Inc.	246	67,023
Snowflake Computing, Inc.:
Class B	36	9,318
Class B (e)	11	2,997
Square, Inc. (a)	2,689	580,716
Twilio, Inc. Class A (a)	1,487	534,472
Visa, Inc. Class A	2,498	482,739
		3,800,357
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. (a)	7,055	604,190
Allegro MicroSystems LLC (a)	500	13,960
Ambarella, Inc. (a)	300	28,308
Array Technologies, Inc.	4,981	203,026
Cirrus Logic, Inc. (a)	540	50,593
Enphase Energy, Inc. (a)	1,307	238,331
First Solar, Inc. (a)	507	50,269
Lam Research Corp.	120	58,074
Lattice Semiconductor Corp. (a)	986	39,548
Marvell Technology Group Ltd.	57,809	2,974,851
MediaTek, Inc.	1,136	35,486
Microchip Technology, Inc.	105	14,292
Micron Technology, Inc. (a)	7,536	589,843
NVIDIA Corp.	6,916	3,593,484
NXP Semiconductors NV	8,244	1,322,915
ON Semiconductor Corp. (a)	3,131	107,988
SolarEdge Technologies, Inc. (a)	406	117,062
Synaptics, Inc. (a)	267	26,492
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	603	73,277
Universal Display Corp.	506	116,795
		10,258,784
Software - 12.6%
Adobe, Inc. (a)	2,413	1,107,012
Anaplan, Inc. (a)	425	28,348
Atlassian Corp. PLC (a)	112	25,887
Autodesk, Inc. (a)	241	66,861
Avalara, Inc. (a)	310	46,500
Bill.Com Holdings, Inc. (a)	506	61,671
Bird Rides, Inc. (c)	1,634	12,925
Cerence, Inc. (a)	308	34,468
Cloudflare, Inc. (a)	300	22,998
Coupa Software, Inc. (a)	310	96,060
Crowdstrike Holdings, Inc. (a)	1,056	227,885
Digital Turbine, Inc. (a)	696	39,818
Docebo, Inc.	518	25,568
DocuSign, Inc. (a)	879	204,710
Duck Creek Technologies, Inc. (a)	436	21,076
Elastic NV (a)	887	134,789
Epic Games, Inc. (b)(c)	9	5,175
FireEye, Inc. (a)	822	17,262
Five9, Inc. (a)	253	42,061
Freee KK (a)	97	8,242
HubSpot, Inc. (a)	581	216,248
Intuit, Inc.	70	25,286
Kuaishou Technology (a)	1,000	14,832
Lightspeed POS, Inc. (Canada) (a)	3,305	214,854
Microsoft Corp.	28,997	6,726,144
Nuance Communications, Inc. (a)	2,893	131,747
Palo Alto Networks, Inc. (a)	50	17,538
Paycom Software, Inc. (a)	61	23,164
Qualtrics International, Inc.	500	22,000
RingCentral, Inc. (a)	428	159,610
Salesforce.com, Inc. (a)	8,186	1,846,434
ServiceNow, Inc. (a)	614	333,500
Tanium, Inc. Class B (a)(b)(c)	131	1,493
Telos Corp.	400	14,120
The Trade Desk, Inc. (a)	372	284,948
Volue A/S	2,119	11,875
Workday, Inc. Class A (a)	1,127	256,426
Zoom Video Communications, Inc. Class A (a)	1,172	436,066
		12,965,601
Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	84,263	11,119,340

TOTAL INFORMATION TECHNOLOGY		38,603,372

MATERIALS - 0.9%
Chemicals - 0.7%
Corteva, Inc.	1,611	64,214
LG Chemical Ltd.	24	19,678
Linde PLC	148	36,319
Nutrien Ltd.	6,046	297,773
Olin Corp.	2,032	48,585
PPG Industries, Inc.	419	56,443
The Chemours Co. LLC	7,237	190,623
The Mosaic Co.	2,182	56,645
		770,280
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	797	26,361
ArcelorMittal SA Class A unit (a)	2,658	57,386
Freeport-McMoRan, Inc.	2,266	60,978
Gatos Silver, Inc.	1,700	22,457
		167,182

TOTAL MATERIALS		937,462

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Park Hotels & Resorts, Inc.	126	2,102
Simon Property Group, Inc.	1,357	126,106
		128,208
Real Estate Management & Development - 0.5%
KE Holdings, Inc. ADR (a)	1,712	101,179
Opendoor Technologies, Inc. (a)	886	23,142
Realogy Holdings Corp. (a)	2,076	29,479
Redfin Corp. (a)	3,978	283,273
		437,073

TOTAL REAL ESTATE		565,281

UTILITIES - 0.1%
Electric Utilities - 0.0%
PG&E Corp. (a)	1,305	14,916
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	495	27,751
Shoals Technologies Group, Inc.	1,567	53,168
The AES Corp.	1,967	47,975
		128,894

TOTAL UTILITIES		143,810

TOTAL COMMON STOCKS
(Cost $65,110,750)		101,706,053

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.7%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C (a)(b)(c)	3,181	4,549
Series D (a)(b)(c)	7,310	10,453
		15,002
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Rad Power Bikes, Inc.:
Series A (b)(c)	237	1,143
Series C (b)(c)	931	4,491
Rivian Automotive, Inc.:
Series E (b)(c)	3,444	126,911
Series F (b)(c)	1,949	71,821
		204,366
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(b)	217	5,073
Internet & Direct Marketing Retail - 0.1%
Instacart, Inc. Series H (b)(c)	461	27,660
The Honest Co., Inc. Series E (a)(b)(c)	282	7,320
Zomato Pvt Ltd. Series J7 (b)(c)	2	10,705
		45,685
Specialty Retail - 0.0%
Fanatics, Inc. Series E (b)(c)	1,655	28,615
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(b)(c)	85	983
Series B (a)(b)(c)	15	173
Series C (a)(b)(c)	140	1,618
Series Seed (a)(b)(c)	45	520
		3,294
TOTAL CONSUMER DISCRETIONARY		287,033
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(b)(c)	194	6,332
Roofoods Ltd.:
Series F (a)(b)(c)	17	14,922
Series H (b)(c)	24	21,066
Sweetgreen, Inc.:
Series C (a)(b)(c)	13	171
Series D (a)(b)(c)	205	2,696
Series H (a)(b)(c)	1,969	25,892
Series I (a)(b)(c)	482	6,338
Series J (b)(c)	672	8,837
		86,254
Food Products - 0.0%
Agbiome LLC Series C (a)(b)(c)	557	3,528
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	127	8,353
TOTAL CONSUMER STAPLES		98,135
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (b)(c)	528	5,685
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(b)(c)	339	5,882
Nuvation Bio, Inc. Series A (a)(b)	7,400	12,654
		18,536
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (b)(c)	126	34,020
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(c)	24,030	26,642
IT Services - 0.1%
ByteDance Ltd. Series E1 (b)(c)	544	59,608
Riskified Ltd.:
Series D (b)(c)	201	2,312
Series E (a)(b)(c)	625	7,188
		69,108
Software - 0.1%
ACV Auctions, Inc.:
Series E (a)(b)(c)	754	4,467
Series E1 (b)(c)	1,946	11,528
Compass, Inc. Series E (a)(b)(c)	28	5,121
DoubleVerify, Inc. Series A (b)(c)	9,345	53,613
Nuvia, Inc. Series B (b)(c)	2,764	20,315
UiPath, Inc.:
Series A1 (a)(b)(c)	273	17,001
Series B1 (a)(b)(c)	15	934
Series B2 (a)(b)(c)	69	4,297
		117,276
TOTAL INFORMATION TECHNOLOGY		213,026

TOTAL CONVERTIBLE PREFERRED STOCKS		671,437

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
Series 1C (b)(c)	26,100	522
Series 1D (b)(c)	58,561	1,171
Volkswagen AG	541	102,708
Waymo LLC Series A2 (b)(c)	127	10,905
		115,306
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (b)(c)	18	262
Series B (b)(c)	313	4,557
Series C (b)(c)	6	87
Series D (b)(c)	1,116	16,247
		21,153
TOTAL CONSUMER DISCRETIONARY		136,459
TOTAL PREFERRED STOCKS
(Cost $679,651)		807,896
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	5,000	5,000
4% 6/12/27 (b)(c)	3,170	3,170
TOTAL CONVERTIBLE BONDS
(Cost $8,170)		8,170

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (Cost $10,231)(b)(c)	10,231	10,231
	Shares	Value

Money Market Funds - 0.6%
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)
(Cost $584,705)	584,647	584,705
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $66,393,507)		103,117,055
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(498,957)
NET ASSETS - 100%		$102,618,098

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,258,226 or 1.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,896 or 0.2% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
ACV Auctions, Inc. Series E	11/6/19	$4,170
ACV Auctions, Inc. Series E1	9/4/20	$11,528
Agbiome LLC Series C	6/29/18	$3,528
Alignment Healthcare Partners unit	2/28/20	$4,605
Allbirds, Inc.	10/9/18	$2,358
Allbirds, Inc. Series A	10/9/18	$932
Allbirds, Inc. Series B	10/9/18	$165
Allbirds, Inc. Series C	10/9/18	$1,535
Allbirds, Inc. Series Seed	10/9/18	$494
Ant International Co. Ltd. Class C	5/16/18	$13,745
Blink Health, Inc. Series A1	12/30/20	$2,682
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$7,406
BTRS Holdings, Inc.	1/12/21	$13,270
ByteDance Ltd. Series E1	11/18/20	$59,608
CarLotz, Inc.	1/21/21	$19,920
Cazoo Holdings Ltd.	9/30/20	$7,499
Cazoo Holdings Ltd. Series A	9/30/20	$247
Cazoo Holdings Ltd. Series B	9/30/20	$4,291
Cazoo Holdings Ltd. Series C	9/30/20	$82
Cazoo Holdings Ltd. Series D	9/30/20	$15,300
Compass, Inc. Series E	11/3/17	$1,889
DoubleVerify, Inc. Series A	11/18/20	$53,613
Enevate Corp. Series E	1/29/21	$26,642
Enevate Corp. 0% 1/29/23	1/29/21	$10,231
Epic Games, Inc.	7/30/20	$5,175
Fanatics, Inc. Series E	8/13/20	$28,615
FSN E-Commerce Ventures Pvt Ltd.	10/7/20	$82,628
Instacart, Inc. Series H	11/13/20	$27,660
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$3,263
Lordstown Motors Corp.	10/23/20	$49,660
MultiPlan Corp.	10/8/20	$38,109
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$4,772
Neutron Holdings, Inc. Series 1D	1/25/19	$14,201
Neutron Holdings, Inc. warrants	6/4/20	$0
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$5,000
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$3,170
Novus Capital Corp.	1/29/21	$30,420
Nuvation Bio, Inc. Series A	6/17/19	$5,708
Nuvia, Inc. Series B	9/18/20	$8,865
Rad Power Bikes, Inc.	1/21/21	$8,755
Rad Power Bikes, Inc. Series A	1/21/21	$1,143
Rad Power Bikes, Inc. Series C	1/21/21	$4,491
Riskified Ltd. Series D	11/18/20	$2,312
Riskified Ltd. Series E	10/28/19	$5,947
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$53,348
Rivian Automotive, Inc. Series F	1/19/21	$71,821
Roofoods Ltd. Series F	9/12/17	$6,011
Roofoods Ltd. Series H	1/15/21	$21,066
Rush Street Interactive, Inc.	12/29/20	$17,000
Skillz, Inc.	12/16/20	$28,240
Sonder Holdings, Inc. Series D1	12/20/19	$5,542
Space Exploration Technologies Corp. Series N	8/4/20	$34,020
Starry, Inc. Series C	12/8/17	$2,933
Starry, Inc. Series D	3/6/19 - 7/30/20	$10,453
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$222
Sweetgreen, Inc. Series D	9/13/19	$3,506
Sweetgreen, Inc. Series H	11/9/18	$25,676
Sweetgreen, Inc. Series I	9/13/19	$8,242
Sweetgreen, Inc. Series J	1/21/21	$11,491
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529
Topgolf International, Inc. Series F	11/10/17	$3,002
UiPath, Inc. Series A1	6/14/19	$3,581
UiPath, Inc. Series B1	6/14/19	$197
UiPath, Inc. Series B2	6/14/19	$905
Waymo LLC Series A2	5/8/20	$10,905
Zomato Pvt Ltd.	1/22/21	$4,114
Zomato Pvt Ltd. Series J7	12/9/20	$8,146

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$699
Fidelity Securities Lending Cash Central Fund	363
Total	$1,062

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$15,300,446	$14,649,221	$636,223	$15,002
Consumer Discretionary	31,089,877	30,470,416	196,027	423,434
Consumer Staples	1,172,294	1,054,002	--	118,292
Energy	767,608	767,608	--	--
Financials	1,079,527	925,030	127,742	26,755
Health Care	7,185,265	7,069,288	102,590	13,387
Industrials	5,455,981	5,421,961	--	34,020
Information Technology	38,816,398	38,559,629	24,150	232,619
Materials	937,462	937,462	--	--
Real Estate	565,281	565,281	--	--
Utilities	143,810	143,810	--	--
Corporate Bonds	8,170	--	--	8,170
Preferred Securities	10,231	--	--	10,231
Money Market Funds	584,705	584,705	--	--
Total Investments in Securities:	$103,117,055	$101,148,413	$1,086,732	$881,910

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
Cayman Islands	4.6%
Bermuda	2.9%
Netherlands	1.6%
Canada	1.3%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $557,023) — See accompanying schedule: Unaffiliated issuers (cost $65,808,802)	$102,532,350
Fidelity Central Funds (cost $584,705)	584,705
Total Investment in Securities (cost $66,393,507)		$103,117,055
Receivable for investments sold		685,035
Receivable for fund shares sold		95,289
Dividends receivable		9,890
Interest receivable		214
Distributions receivable from Fidelity Central Funds		203
Total assets		103,907,686
Liabilities
Payable to custodian bank	$180,385
Payable for investments purchased
Regular delivery	500,632
Delayed delivery	4,121
Payable for fund shares redeemed	4,514
Other payables and accrued expenses	15,231
Collateral on securities loaned	584,705
Total liabilities		1,289,588
Net Assets		$102,618,098
Net Assets consist of:
Paid in capital		$64,539,210
Total accumulated earnings (loss)		38,078,888
Net Assets		$102,618,098
Net Asset Value, offering price and redemption price per share ($102,618,098 ÷ 3,887,930 shares)		$26.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$125,546
Interest		165
Income from Fidelity Central Funds (including $363 from security lending)		1,062
Total income		126,773
Expenses
Independent trustees' fees and expenses	$170
Proxy	78
Commitment fees	74
Total expenses		322
Net investment income (loss)		126,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,720,982
Fidelity Central Funds	(40)
Foreign currency transactions	(906)
Written options	2,761
Total net realized gain (loss)		2,722,797
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $6,491)	16,701,078
Fidelity Central Funds	(54)
Assets and liabilities in foreign currencies	14
Total change in net unrealized appreciation (depreciation)		16,701,038
Net gain (loss)		19,423,835
Net increase (decrease) in net assets resulting from operations		$19,550,286

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,451	$225,164
Net realized gain (loss)	2,722,797	143,570
Change in net unrealized appreciation (depreciation)	16,701,038	14,913,409
Net increase (decrease) in net assets resulting from operations	19,550,286	15,282,143
Distributions to shareholders	(1,559,042)	(196,937)
Share transactions
Proceeds from sales of shares	38,754,286	37,477,878
Reinvestment of distributions	1,559,042	196,937
Cost of shares redeemed	(15,512,463)	(17,266,806)
Net increase (decrease) in net assets resulting from share transactions	24,800,865	20,408,009
Total increase (decrease) in net assets	42,792,109	35,493,215
Net Assets
Beginning of period	59,825,989	24,332,774
End of period	$102,618,098	$59,825,989
Other Information
Shares
Sold	1,599,964	2,290,467
Issued in reinvestment of distributions	65,074	13,044
Redeemed	(645,184)	(1,084,183)
Net increase (decrease)	1,019,854	1,219,328

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Large Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$20.86	$14.76	$14.04	$11.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.10	.11	.11C	.03
Net realized and unrealized gain (loss)	5.96	6.12	1.06	2.69	1.30
Total from investment operations	6.00	6.22	1.17	2.80	1.33
Distributions from net investment income	(.09)	(.12)	(.11)	(.06)	–
Distributions from net realized gain	(.38)	–	(.35)	(.04)	–
Total distributions	(.47)	(.12)	(.45)D	(.09)D	–
Net asset value, end of period	$26.39	$20.86	$14.76	$14.04	$11.33
Total ReturnE,F	29.02%	42.45%	8.66%	24.90%	13.30%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	- %J
Expenses net of fee waivers, if anyI	- %J	-%	-%	-%	- %J
Expenses net of all reductionsI	- %J	-%	-%	-%	- %J
Net investment income (loss)	.32%J	.62%	.83%	.87%C	.79%J
Supplemental Data
Net assets, end of period (000 omitted)	$102,618	$59,826	$24,333	$14,641	$8,576
Portfolio turnover rateK	42%J	70%	55%	65%	17%L

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Flex Large Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,366,238
Gross unrealized depreciation	(992,131)
Net unrealized appreciation (depreciation)	$36,374,107
Tax cost	$66,742,948

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Large Cap Growth Fund	40,524,094	16,294,295

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Large Cap Growth Fund	$1,207

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $3,606,758 and $1,013,780, respectively.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex Large Cap Growth Fund	$74

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Large Cap Growth Fund	$–	$–

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Flex Large Cap Growth Fund	- %-C
Actual		$1,000.00	$1,290.20	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Flex Large Cap Growth Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

ZLG-SANN-0321
1.9881574.103

Fidelity® Blue Chip Growth K6 Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	9.5
Amazon.com, Inc.	7.4
Microsoft Corp.	5.9
Alphabet, Inc. Class A	4.9
Tesla, Inc.	4.1
Facebook, Inc. Class A	3.7
NVIDIA Corp.	3.3
Marvell Technology Group Ltd.	2.7
Salesforce.com, Inc.	1.9
Uber Technologies, Inc.	1.9
45.3

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	36.3
Consumer Discretionary	31.0
Communication Services	14.4
Health Care	7.6
Industrials	5.7

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	99.0%
Convertible Securities	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 13.7%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 14.4%
Entertainment - 4.0%
Activision Blizzard, Inc.	336,122	$30,587,102
Bilibili, Inc. ADR (a)	33,310	3,793,676
Madison Square Garden Entertainment Corp. (a)	58,914	5,228,618
Motorsport Games, Inc. Class A	23,100	697,158
Netflix, Inc. (a)	137,458	73,181,265
Nintendo Co. Ltd.	1,995	1,148,393
Nintendo Co. Ltd. ADR	17,704	1,279,468
Playtika Holding Corp.	35,400	1,031,556
Roku, Inc. Class A (a)	50,246	19,547,201
Sea Ltd. ADR (a)	325,209	70,476,042
Skillz, Inc. (b)	183,003	5,054,543
The Walt Disney Co.	27,392	4,606,513
		216,631,535
Interactive Media & Services - 10.2%
Alphabet, Inc. Class A (a)	144,985	264,939,790
Facebook, Inc. Class A (a)	774,480	200,071,418
InterActiveCorp (a)	5,400	1,133,730
Match Group, Inc. (a)	111,871	15,646,278
Pinterest, Inc. Class A (a)	45,026	3,084,731
Snap, Inc. Class A (a)	444,661	23,540,353
Tencent Holdings Ltd.	367,934	32,784,137
Yandex NV Series A (a)	31,283	1,959,567
Zillow Group, Inc. Class C (a)(c)	17,226	2,247,304
Zoominfo Technologies, Inc.	133,135	6,391,811
		551,799,119
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	105,822	13,342,038

TOTAL COMMUNICATION SERVICES		781,772,692

CONSUMER DISCRETIONARY - 30.5%
Auto Components - 0.3%
QuantumScape Corp. Class A (a)	342,384	14,979,300
Automobiles - 4.8%
Fisker, Inc. (a)(c)	67,080	1,008,212
General Motors Co.	43,200	2,189,376
Harley-Davidson, Inc.	230,317	9,233,409
Hyundai Motor Co.	5,890	1,206,028
Kia Motors Corp.	17,860	1,317,474
Li Auto, Inc. ADR (a)	28,408	916,158
Lordstown Motors Corp. (b)	326,146	8,212,356
Lordstown Motors Corp. (a)	26,887	677,015
Neutron Holdings, Inc. warrants (a)(b)(d)	491,550	5
NIO, Inc. sponsored ADR (a)	21,449	1,222,593
Niu Technologies ADR (a)(c)	92,602	4,049,485
Rad Power Bikes, Inc. (b)(d)	101,681	490,493
Tesla, Inc. (a)	280,270	222,402,653
XPeng, Inc. ADR (a)(c)	197,009	9,491,894
		262,417,151
Distributors - 0.1%
InPost SA	125,300	3,010,745
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	40,440	6,145,667
FSN E-Commerce Ventures Pvt Ltd. (b)(d)	20,980	1,744,847
		7,890,514
Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc. Class A	98,946	18,169,454
Boyd Gaming Corp.	167,667	7,571,842
Caesars Entertainment, Inc. (a)	340,572	23,972,863
Chipotle Mexican Grill, Inc. (a)	17,790	26,329,200
Churchill Downs, Inc.	49,611	9,299,582
DraftKings, Inc. Class A (a)	21,453	1,160,822
Evolution Gaming Group AB (e)	36,486	3,561,143
Flutter Entertainment PLC	5,337	996,327
Hilton Worldwide Holdings, Inc.	60,581	6,142,308
Kambi Group PLC (a)	56,960	3,190,082
Las Vegas Sands Corp.	134,488	6,467,528
Marriott International, Inc. Class A	87,877	10,220,974
MGM Resorts International	219,142	6,258,696
Norwegian Cruise Line Holdings Ltd. (a)(c)	116,884	2,647,423
Penn National Gaming, Inc. (a)	434,988	45,116,955
Planet Fitness, Inc. (a)	75,017	5,401,224
Rush Street Interactive, Inc. (b)	108,600	1,973,262
SeaWorld Entertainment, Inc. (a)	55,029	1,572,179
Texas Roadhouse, Inc. Class A	70,965	5,408,243
Vail Resorts, Inc.	26,181	6,963,099
Wynn Resorts Ltd.	76,815	7,645,397
		200,068,603
Household Durables - 1.0%
D.R. Horton, Inc.	41,617	3,196,186
KB Home	60,690	2,527,132
Lennar Corp. Class A	55,879	4,646,339
Purple Innovation, Inc. (a)	120,563	4,103,965
Sonos, Inc. (a)	46,628	1,219,322
Sony Corp. sponsored ADR	51,969	4,973,953
Taylor Morrison Home Corp. (a)	224,536	5,833,445
Tempur Sealy International, Inc. (a)	167,892	4,432,349
Toll Brothers, Inc.	113,571	5,803,478
TRI Pointe Homes, Inc. (a)	293,624	5,931,205
Tupperware Brands Corp. (a)	452,697	13,617,126
		56,284,500
Internet & Direct Marketing Retail - 11.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	186,728	47,397,168
Amazon.com, Inc. (a)	125,372	401,967,706
BHG Group AB (a)	34,292	643,465
ContextLogic, Inc.	28,620	774,543
ContextLogic, Inc.	29,016	872,511
Delivery Hero AG (a)(e)	17,732	2,700,593
Doordash, Inc. (c)	23,106	4,465,697
eBay, Inc.	129,542	7,320,418
Etsy, Inc. (a)	43,924	8,744,829
Expedia, Inc.	113,075	14,032,608
Farfetch Ltd. Class A (a)	170,475	10,439,889
Fiverr International Ltd. (a)(c)	9,851	2,034,330
JD Health International, Inc. (e)	161,953	3,187,570
JD.com, Inc.:
Class A	35,794	1,587,315
sponsored ADR (a)	113,576	10,073,055
Jumia Technologies AG ADR (a)	157,528	9,065,736
Kogan.Com Ltd.	96,193	1,322,544
MercadoLibre, Inc. (a)	12,424	22,108,632
Ocado Group PLC (a)	79,305	3,017,481
Ozon Holdings PLC ADR	20,344	983,429
Pinduoduo, Inc. ADR (a)	299,473	49,625,671
Poshmark, Inc. (c)	15,100	1,053,678
The Booking Holdings, Inc. (a)	605	1,176,320
The RealReal, Inc. (a)	303,949	7,197,512
THG PLC	165,719	1,637,102
Wayfair LLC Class A (a)	69,987	19,058,860
Zomato Pvt Ltd. (b)(d)(f)	81	433,571
		632,922,233
Leisure Products - 0.2%
Bafang Electric Suzhou Co. Ltd. (A Shares)	17,200	556,453
Peloton Interactive, Inc. Class A (a)	29,731	4,344,591
Vista Outdoor, Inc. (a)	117,676	3,432,609
		8,333,653
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	97,803	9,942,653
Nordstrom, Inc. (c)	330,066	11,700,840
Ollie's Bargain Outlet Holdings, Inc. (a)	86,510	8,195,092
Target Corp.	46,858	8,489,264
		38,327,849
Specialty Retail - 4.5%
Academy Sports & Outdoors, Inc.	22,300	479,450
American Eagle Outfitters, Inc. (c)	898,315	20,382,767
Aritzia LP (a)	152,996	3,182,556
Blink Charging Co. (a)	4,800	237,264
Burlington Stores, Inc. (a)	44,761	11,141,013
Carvana Co. Class A (a)(c)	172,421	45,034,641
Cazoo Holdings Ltd. (b)(d)	35,514	517,007
Dick's Sporting Goods, Inc.	45,524	3,050,563
Driven Brands Holdings, Inc.	39,700	1,115,570
Five Below, Inc. (a)	83,860	14,736,718
Floor & Decor Holdings, Inc. Class A (a)	183,465	16,891,623
Gap, Inc.	49,600	1,004,400
L Brands, Inc.	29,800	1,214,648
Lowe's Companies, Inc.	416,070	69,421,280
Petco Health & Wellness Co., Inc.	48,800	1,270,264
RH (a)(c)	64,736	30,772,905
Shift Technologies, Inc. Class A (a)	103,803	851,185
The Home Depot, Inc.	59,941	16,233,222
Ulta Beauty, Inc. (a)	6,043	1,690,590
Vroom, Inc.	73,377	2,702,475
		241,930,141
Textiles, Apparel & Luxury Goods - 3.4%
Allbirds, Inc. (a)(b)(d)	11,760	135,946
Burberry Group PLC	110,686	2,606,216
Capri Holdings Ltd. (a)	473,260	19,716,012
Crocs, Inc. (a)	300,369	21,031,837
Deckers Outdoor Corp. (a)	49,390	14,420,892
Dr. Martens Ltd. (a)	258,900	1,596,293
lululemon athletica, Inc. (a)	131,202	43,123,473
LVMH Moet Hennessy Louis Vuitton SE	11,269	6,813,187
Moncler SpA	103,667	5,863,775
NIKE, Inc. Class B	345,031	46,092,691
Puma AG	31,523	3,090,218
PVH Corp.	155,001	13,215,385
Tapestry, Inc.	108,461	3,429,537
Under Armour, Inc. Class A (sub. vtg.) (a)	128,214	2,243,745
		183,379,207

TOTAL CONSUMER DISCRETIONARY		1,649,543,896

CONSUMER STAPLES - 1.1%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	12,185	11,172,305
Celsius Holdings, Inc. (a)(c)	39,500	2,109,300
Constellation Brands, Inc. Class A (sub. vtg.)	23,267	4,907,708
Monster Beverage Corp. (a)	128,579	11,164,515
Nongfu Spring Co. Ltd. (H Shares) (a)(e)	198,496	1,498,977
		30,852,805
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series A1 (b)(d)	5,757	187,908
Performance Food Group Co. (a)	74,932	3,512,812
Sweetgreen, Inc. warrants 1/21/26 (a)(b)(d)	38,133	150,625
Walgreens Boots Alliance, Inc.	33,400	1,678,350
Zur Rose Group AG (a)	2,549	1,171,839
		6,701,534
Food Products - 0.2%
Bunge Ltd.	25,081	1,641,301
Darling Ingredients, Inc. (a)	40,932	2,538,193
Freshpet, Inc. (a)	11,782	1,641,350
Village Farms International, Inc. (a)	194,195	2,295,385
		8,116,229
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	109,321	5,570,998
Yatsen Holding Ltd. ADR	17,827	342,100
		5,913,098
Tobacco - 0.1%
JUUL Labs, Inc. Class A (a)(b)(d)	23,134	1,521,523
RLX Technology, Inc. ADR	115,700	2,603,250
Swedish Match Co. AB	45,265	3,499,299
		7,624,072

TOTAL CONSUMER STAPLES		59,207,738

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	146,789	3,260,184
Oil, Gas & Consumable Fuels - 0.8%
ConocoPhillips Co.	87,336	3,496,060
EOG Resources, Inc.	64,859	3,305,215
Hess Corp.	27,226	1,469,659
HollyFrontier Corp.	37,100	1,055,866
Neste Oyj	7,755	548,478
Occidental Petroleum Corp.	67,813	1,360,329
Pioneer Natural Resources Co.	25,379	3,068,321
Reliance Industries Ltd.	782,242	19,775,606
Reliance Industries Ltd.	52,149	692,409
Reliance Industries Ltd. sponsored GDR (e)	46,801	2,372,811
Renewable Energy Group, Inc. (a)	20,960	1,878,016
Suncor Energy, Inc.	190,352	3,184,070
Valero Energy Corp.	9,300	524,799
		42,731,639

TOTAL ENERGY		45,991,823

FINANCIALS - 1.2%
Banks - 0.4%
Citigroup, Inc.	144,361	8,371,494
Kotak Mahindra Bank Ltd. (a)	72,602	1,706,884
Wells Fargo & Co.	349,658	10,447,781
		20,526,159
Capital Markets - 0.2%
CarLotz, Inc. (b)	120,038	1,127,877
Goldman Sachs Group, Inc.	11,986	3,250,244
London Stock Exchange Group PLC	17,884	2,123,101
Morgan Stanley	54,085	3,626,399
Open Lending Corp. (a)	34,552	1,253,892
Star Peak Energy Transition Corp. Class A (a)	17,400	471,540
		11,853,053
Consumer Finance - 0.3%
Ally Financial, Inc.	207,434	7,849,303
Capital One Financial Corp.	60,196	6,276,035
		14,125,338
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(b)(d)	274,458	2,360,339
ArcLight Clean Transition Corp. Class A (a)(c)	44,900	1,076,253
BTRS Holdings, Inc. (b)	80,137	1,168,397
Experience Investment Corp. Class A (a)	149,047	2,198,443
InterPrivate Acquisition Corp. (a)	89,799	1,325,433
Jaws Acquisition Corp. (a)	126,488	1,645,609
Northern Star Acquisition Corp. unit	8,760	119,837
Novus Capital Corp. (b)	195,665	4,393,658
Patria Investments Ltd.	32,900	587,265
		14,875,234
Insurance - 0.0%
eHealth, Inc. (a)	12,707	608,030
Goosehead Insurance	12,831	1,714,222
		2,322,252
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	65,160	2,126,509

TOTAL FINANCIALS		65,828,545

HEALTH CARE - 7.6%
Biotechnology - 2.6%
4D Molecular Therapeutics, Inc.	30,412	1,288,252
ACADIA Pharmaceuticals, Inc. (a)	39,760	1,910,468
Acceleron Pharma, Inc. (a)	45,354	5,239,748
ADC Therapeutics SA (a)	43,072	1,230,567
Agios Pharmaceuticals, Inc. (a)	38,561	1,811,210
Akouos, Inc. (a)	25,617	407,823
Allakos, Inc. (a)	7,152	953,576
Alnylam Pharmaceuticals, Inc. (a)	83,524	12,568,692
Annexon, Inc. (a)	49,012	1,078,264
Arcutis Biotherapeutics, Inc. (a)	37,694	1,028,669
Argenx SE ADR (a)	7,769	2,276,472
Ascendis Pharma A/S sponsored ADR (a)	45,465	6,826,570
Avidity Biosciences, Inc.	21,613	494,505
BeiGene Ltd. (a)	52,696	1,292,040
BeiGene Ltd. ADR (a)	13,915	4,452,800
BioAtla, Inc.	14,904	655,329
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,036	429,168
BioXcel Therapeutics, Inc. (a)	7,383	341,981
BridgeBio Pharma, Inc. (a)(c)	12,827	728,061
CareDx, Inc. (a)	14,866	1,136,208
Cibus Corp.:
Series C (a)(b)(d)(g)	133,810	239,679
Series D (a)(b)(d)(g)	134,400	168,000
Cullinan Management, Inc.	9,400	357,294
FibroGen, Inc. (a)	45,874	2,210,209
Forma Therapeutics Holdings, Inc.	28,358	1,095,470
Fusion Pharmaceuticals, Inc. (a)	28,675	324,028
Generation Bio Co.	70,946	1,868,008
Gracell Biotechnologies, Inc. ADR	27,000	559,440
Invitae Corp. (a)(c)	31,758	1,572,656
Ionis Pharmaceuticals, Inc. (a)	17,984	1,080,299
Karuna Therapeutics, Inc. (a)	17,685	1,754,883
Kinnate Biopharma, Inc.	16,918	554,910
Kronos Bio, Inc. (c)	35,959	988,513
Kura Oncology, Inc. (a)	27,492	823,385
Mirati Therapeutics, Inc. (a)	5,668	1,163,810
Moderna, Inc. (a)	8,300	1,437,228
Natera, Inc. (a)	10,776	1,149,153
Neurocrine Biosciences, Inc. (a)	51,744	5,678,904
Novavax, Inc. (a)	26,575	5,871,481
Passage Bio, Inc.	28,900	539,274
Prelude Therapeutics, Inc.	28,105	1,825,420
Protagonist Therapeutics, Inc. (a)	45,441	941,083
Regeneron Pharmaceuticals, Inc. (a)	60,331	30,397,171
Relay Therapeutics, Inc. (a)	30,510	1,512,686
Revolution Medicines, Inc.	35,879	1,511,941
Sage Therapeutics, Inc. (a)	48,501	3,911,606
Scholar Rock Holding Corp. (a)	10,577	631,024
Seagen, Inc. (a)	11,005	1,807,791
Seer, Inc.	14,802	923,645
Shattuck Labs, Inc.	21,052	1,044,390
Silverback Therapeutics, Inc.	31,319	1,375,530
Taysha Gene Therapies, Inc.	24,681	641,706
TG Therapeutics, Inc. (a)	25,177	1,215,294
Turning Point Therapeutics, Inc. (a)	58,586	7,351,957
Twist Bioscience Corp. (a)	4,432	729,241
Vaxcyte, Inc.	40,482	993,023
Xencor, Inc. (a)	35,298	1,614,884
Zai Lab Ltd. ADR (a)	50,336	8,057,284
		142,072,703
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	2,720	1,429,034
Atricure, Inc. (a)	6,822	397,245
Axonics Modulation Technologies, Inc. (a)	76,382	3,948,949
CryoPort, Inc. (a)	15,400	1,050,280
Danaher Corp.	47,585	11,317,616
DexCom, Inc. (a)	53,289	19,975,382
Hologic, Inc. (a)	71,231	5,679,248
InMode Ltd. (a)	53,370	3,141,358
Insulet Corp. (a)	30,445	8,134,295
Intuitive Surgical, Inc. (a)	51,925	38,821,207
Novocure Ltd. (a)	26,553	4,273,971
Outset Medical, Inc.	15,917	824,978
Pulmonx Corp.	4,936	279,970
Shockwave Medical, Inc. (a)	89,046	10,332,898
Tandem Diabetes Care, Inc. (a)	77,664	7,195,570
		116,802,001
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	91,277	4,618,616
Alignment Healthcare Partners unit (b)(d)	27,540	543,915
Castle Biosciences, Inc. (a)	8,761	585,498
Cigna Corp.	15,310	3,323,036
Guardant Health, Inc. (a)	55,192	8,582,356
Humana, Inc.	31,933	12,233,852
Oak Street Health, Inc. (a)	6,356	329,686
Owens & Minor, Inc.	39,994	1,163,026
Surgery Partners, Inc. (a)	38,300	1,427,824
		32,807,809
Health Care Technology - 0.2%
American Well Corp. (c)	47,842	1,694,085
Certara, Inc.	46,526	1,601,425
GoodRx Holdings, Inc. (c)	86,536	4,034,308
MultiPlan Corp. (b)	258,899	2,066,014
MultiPlan Corp. warrants (a)(b)	13,856	32,192
		9,428,024
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	33,040	5,654,796
Avantor, Inc. (a)	94,352	2,782,440
Berkeley Lights, Inc. (a)	17,165	1,235,880
Bio-Rad Laboratories, Inc. Class A (a)	3,627	2,081,064
Eurofins Scientific SA (a)	9,616	923,991
Maravai LifeSciences Holdings, Inc.	16,013	557,893
Nanostring Technologies, Inc. (a)	32,703	2,290,191
Sotera Health Co.	42,401	1,106,242
Thermo Fisher Scientific, Inc.	59,790	30,474,963
		47,107,460
Pharmaceuticals - 1.1%
Antengene Corp.	699,800	1,553,176
Aphria, Inc. (a)(c)	262,235	3,194,022
Arvinas Holding Co. LLC (a)	7,049	531,777
Atea Pharmaceuticals, Inc.	20,045	1,463,285
Eli Lilly & Co.	2,900	603,113
Graybug Vision, Inc.	50,026	1,533,297
Hansoh Pharmaceutical Group Co. Ltd. (a)(e)	215,213	1,176,930
Harmony Biosciences Holdings, Inc. (a)	17,143	614,748
Horizon Therapeutics PLC (a)	155,164	11,246,287
Intra-Cellular Therapies, Inc. (a)	64,947	2,088,046
Nektar Therapeutics (a)	88,551	1,744,455
OptiNose, Inc. (a)	94,694	376,882
Roche Holding AG (participation certificate)	9,633	3,324,465
Zoetis, Inc. Class A	206,726	31,887,486
		61,337,969

TOTAL HEALTH CARE		409,555,966

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	46,688	7,664,302
The Boeing Co.	16,416	3,187,823
		10,852,125
Air Freight & Logistics - 0.2%
FedEx Corp.	53,651	12,626,226
Airlines - 0.4%
American Airlines Group, Inc.	136,531	2,344,237
Delta Air Lines, Inc.	140,194	5,321,764
JetBlue Airways Corp. (a)	414,506	5,944,016
Spirit Airlines, Inc. (a)	109,281	2,834,749
United Airlines Holdings, Inc. (a)	63,507	2,539,645
		18,984,411
Building Products - 0.3%
Builders FirstSource, Inc. (a)	111,677	4,271,645
Carrier Global Corp.	142,727	5,494,990
The AZEK Co., Inc.	174,442	6,958,491
Trane Technologies PLC	6,546	938,369
		17,663,495
Commercial Services & Supplies - 0.0%
Aker Carbon Capture A/S (a)	4,700	9,767
MYT Netherlands Parent BV ADR (c)	59,700	1,965,324
		1,975,091
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	68,811	5,583,325
Quanta Services, Inc.	21,554	1,518,910
		7,102,235
Electrical Equipment - 0.3%
Ballard Power Systems, Inc. (a)	15,700	536,469
Bloom Energy Corp. Class A (a)(c)	67,214	2,346,441
Plug Power, Inc. (a)(c)	47,300	2,987,941
Sunrun, Inc. (a)	127,772	8,850,766
		14,721,617
Industrial Conglomerates - 0.1%
General Electric Co.	701,388	7,490,824
Machinery - 0.1%
Caterpillar, Inc.	8,240	1,506,602
Deere & Co.	11,256	3,250,733
Desktop Metal, Inc. (a)(c)	52,700	1,210,519
		5,967,854
Professional Services - 0.2%
Boa Vista Servicos SA	427,500	743,050
Upwork, Inc. (a)	188,760	7,824,102
		8,567,152
Road & Rail - 3.7%
Lyft, Inc. (a)	2,177,443	96,809,116
Uber Technologies, Inc. (a)	1,984,672	101,079,345
		197,888,461

TOTAL INDUSTRIALS		303,839,491

INFORMATION TECHNOLOGY - 36.0%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	3,000	587,850
Electronic Equipment & Components - 0.4%
908 Devices, Inc.	3,223	177,620
II-VI, Inc. (a)	285,526	24,004,171
		24,181,791
IT Services - 3.9%
Affirm Holdings, Inc.	13,400	1,334,506
Afterpay Ltd. (a)	46,706	4,822,403
Endava PLC ADR (a)	32,162	2,542,728
Liveramp Holdings, Inc. (a)	7,000	529,970
MongoDB, Inc. Class A (a)	17,786	6,573,883
PayPal Holdings, Inc. (a)	313,182	73,381,674
Repay Holdings Corp. (a)	67,168	1,487,771
Riskified Ltd. (a)(b)(d)	32,650	375,475
Riskified Ltd. warrants (a)(b)(d)	273	0
Shopify, Inc. Class A (a)	24,535	26,751,832
Snowflake Computing, Inc.	13,499	3,677,803
Snowflake Computing, Inc.:
Class B (e)	534	145,488
Class B	1,602	414,642
Square, Inc. (a)	141,671	30,595,269
Twilio, Inc. Class A (a)	88,359	31,758,875
Visa, Inc. Class A	128,948	24,919,201
		209,311,520
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	392,477	33,611,730
Allegro MicroSystems LLC (a)(c)	28,406	793,096
Ambarella, Inc. (a)	16,100	1,519,196
Array Technologies, Inc.	267,651	10,909,455
Cirrus Logic, Inc. (a)	36,441	3,414,157
Enphase Energy, Inc. (a)	70,679	12,888,316
First Solar, Inc. (a)	32,133	3,185,987
Lam Research Corp.	7,051	3,412,331
Lattice Semiconductor Corp. (a)	67,451	2,705,460
Marvell Technology Group Ltd.	2,806,186	144,406,332
MediaTek, Inc.	73,000	2,280,354
Microchip Technology, Inc.	5,700	775,827
Micron Technology, Inc. (a)	460,862	36,071,669
NVIDIA Corp.	346,812	180,200,047
NXP Semiconductors NV	420,181	67,426,445
ON Semiconductor Corp. (a)	184,421	6,360,680
SolarEdge Technologies, Inc. (a)	23,328	6,726,162
Synaptics, Inc. (a)	18,035	1,789,433
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	38,771	4,711,452
Universal Display Corp.	27,760	6,407,563
		529,595,692
Software - 12.4%
Adobe, Inc. (a)	140,090	64,269,089
Anaplan, Inc. (a)	25,324	1,689,111
Atlassian Corp. PLC (a)	6,749	1,559,896
Autodesk, Inc. (a)	14,908	4,135,926
Avalara, Inc. (a)	20,404	3,060,600
Bill.Com Holdings, Inc. (a)	25,694	3,131,585
Bird Rides, Inc. (d)	168,354	1,331,680
Cerence, Inc. (a)(c)	17,484	1,956,634
Cloudflare, Inc. (a)	37,719	2,891,539
Coupa Software, Inc. (a)	14,407	4,464,297
Crowdstrike Holdings, Inc. (a)	53,968	11,646,294
Digital Turbine, Inc. (a)	45,132	2,582,002
Docebo, Inc. (c)	30,972	1,528,778
DocuSign, Inc. (a)	47,402	11,039,452
Duck Creek Technologies, Inc. (a)	22,900	1,106,986
Elastic NV (a)	65,902	10,014,468
Epic Games, Inc. (b)(d)	607	349,025
FireEye, Inc. (a)	48,641	1,021,461
Five9, Inc. (a)	17,286	2,873,798
Freee KK (a)	5,841	496,300
HubSpot, Inc. (a)	29,358	10,927,048
Intuit, Inc.	4,230	1,528,003
Kuaishou Technology (a)	51,700	766,840
Lightspeed POS, Inc. (Canada) (a)	155,935	10,137,147
Microsoft Corp.	1,374,608	318,854,072
Nuance Communications, Inc. (a)	158,430	7,214,902
Palo Alto Networks, Inc. (a)	3,021	1,059,616
Paycom Software, Inc. (a)	3,828	1,453,645
Qualtrics International, Inc.	26,100	1,148,400
RingCentral, Inc. (a)	24,490	9,132,811
Salesforce.com, Inc. (a)	464,811	104,842,769
ServiceNow, Inc. (a)	35,752	19,419,056
Telos Corp.	23,769	839,046
The Trade Desk, Inc. (a)	20,398	15,624,664
Volue A/S	125,898	705,513
Workday, Inc. Class A (a)	58,241	13,251,575
Zoom Video Communications, Inc. Class A (a)	64,190	23,883,173
		671,937,201
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	3,903,665	515,127,619

TOTAL INFORMATION TECHNOLOGY		1,950,741,673

MATERIALS - 0.8%
Chemicals - 0.6%
Corteva, Inc.	93,458	3,725,236
LG Chemical Ltd.	1,450	1,188,897
Linde PLC	8,862	2,174,735
Nutrien Ltd.	182,200	8,973,573
Olin Corp.	127,429	3,046,827
PPG Industries, Inc.	24,666	3,322,757
The Chemours Co. LLC	374,485	9,863,935
The Mosaic Co.	127,206	3,302,268
		35,598,228
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	46,831	1,548,955
ArcelorMittal SA Class A unit (a)	177,003	3,821,495
Freeport-McMoRan, Inc.	133,650	3,596,522
Gatos Silver, Inc.	101,837	1,345,267
		10,312,239

TOTAL MATERIALS		45,910,467

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Park Hotels & Resorts, Inc.	10,605	176,891
Simon Property Group, Inc.	79,778	7,413,770
		7,590,661
Real Estate Management & Development - 0.5%
KE Holdings, Inc. ADR (a)	95,253	5,629,452
Opendoor Technologies, Inc. (a)(c)	57,626	1,505,191
Realogy Holdings Corp. (a)	113,600	1,613,120
Redfin Corp. (a)	226,746	16,146,583
		24,894,346

TOTAL REAL ESTATE		32,485,007

UTILITIES - 0.2%
Electric Utilities - 0.0%
PG&E Corp. (a)	76,845	878,338
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	30,975	1,736,538
Shoals Technologies Group, Inc.	81,900	2,778,867
The AES Corp.	114,610	2,795,338
		7,310,743

TOTAL UTILITIES		8,189,081

TOTAL COMMON STOCKS
(Cost $3,006,848,828)		5,353,066,379

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C (a)(b)(d)	158,250	226,298
Series D (a)(b)(d)	553,263	791,166
		1,017,464
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Rad Power Bikes, Inc.:
Series A (b)(d)	13,256	63,945
Series C (b)(d)	52,162	251,621
Rivian Automotive, Inc.:
Series E (b)(d)	225,415	8,306,543
Series F (b)(d)	110,275	4,063,634
		12,685,743
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(b)	9,181	214,652
Internet & Direct Marketing Retail - 0.1%
Instacart, Inc. Series H (b)(d)	27,205	1,632,300
The Honest Co., Inc. Series E (a)(b)(d)	11,802	306,333
Zomato Pvt Ltd.:
Series B (b)(d)(f)	3	16,058
Series E (b)(d)(f)	20,097	11
Series G (b)(d)(f)	2	10,705
Series J7 (b)(d)	119	636,975
		2,602,382
Specialty Retail - 0.0%
Fanatics, Inc. Series E (b)(d)	106,949	1,849,148
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(b)(d)	4,640	53,638
Series B (a)(b)(d)	815	9,421
Series C (a)(b)(d)	7,790	90,052
Series Seed (a)(b)(d)	2,495	28,842
		181,953
TOTAL CONSUMER DISCRETIONARY		17,533,878
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(b)(d)	14,722	480,526
Roofoods Ltd.:
Series F (a)(b)(d)	337	295,802
Series H (b)(d)	1,300	1,141,077
Sweetgreen, Inc.:
Series C (a)(b)(d)	1,240	16,306
Series D (a)(b)(d)	19,947	262,303
Series H (a)(b)(d)	211,642	2,783,092
Series I (a)(b)(d)	47,013	618,221
Series J (b)(d)	38,133	501,449
		6,098,776
Food Products - 0.0%
Agbiome LLC Series C (a)(b)(d)	68,700	435,125
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(d)	12,508	822,651
TOTAL CONSUMER STAPLES		7,356,552
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (b)(d)	47,507	511,503
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(b)(d)	6,504	112,844
Nuvation Bio, Inc. Series A (a)(b)	658,600	1,126,206
		1,239,050
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (b)(d)	8,141	2,198,070
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(d)	1,325,513	1,469,575
IT Services - 0.1%
ByteDance Ltd. Series E1 (b)(d)	31,950	3,500,895
Riskified Ltd.:
Series D (b)(d)	12,100	139,150
Series E (a)(b)(d)	32,500	373,750
		4,013,795
Software - 0.2%
ACV Auctions, Inc.:
Series E (a)(b)(d)	76,518	453,300
Series E1 (b)(d)	127,066	752,752
Compass, Inc. Series E (a)(b)(d)	1,181	216,005
DoubleVerify, Inc. Series A (b)(d)	557,260	3,197,056
Nuvia, Inc. Series B (b)(d)	178,648	1,313,063
UiPath, Inc.:
Series A1 (a)(b)(d)	29,817	1,856,876
Series B1 (a)(b)(d)	1,485	92,480
Series B2 (a)(b)(d)	7,398	460,716
		8,342,248
TOTAL INFORMATION TECHNOLOGY		13,825,618

TOTAL CONVERTIBLE PREFERRED STOCKS		43,682,135

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Neutron Holdings, Inc.:
Series 1C (b)(d)	3,178,083	63,562
Series 1D (b)(d)	5,904,173	118,083
Volkswagen AG	31,806	6,038,298
Waymo LLC Series A2 (b)(d)	7,817	671,224
		6,891,167
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (b)(d)	1,159	16,873
Series B (b)(d)	20,299	295,510
Series C (b)(d)	412	5,998
Series D (b)(d)	72,515	1,055,662
		1,374,043
TOTAL CONSUMER DISCRETIONARY		8,265,210
TOTAL PREFERRED STOCKS
(Cost $44,002,211)		51,947,345
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(d)	237,400	237,400
4% 6/12/27 (b)(d)	64,200	64,200
(Cost $301,600)		301,600

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (b)(d)
(Cost $564,345)	564,345	564,345
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.09% (h)	9,556,544	9,558,456
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	68,864,710	68,871,597
TOTAL MONEY MARKET FUNDS
(Cost $78,430,053)		78,430,053
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $3,130,147,037)		5,484,309,722
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(68,400,328)
NET ASSETS - 100%		$5,415,909,394

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,021,649 or 1.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,643,512 or 0.3% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
ACV Auctions, Inc. Series E	11/6/19	$423,160
ACV Auctions, Inc. Series E1	9/4/20	$752,752
Agbiome LLC Series C	6/29/18	$435,125
Alignment Healthcare Partners unit	2/28/20	$333,747
Allbirds, Inc.	10/9/18	$128,974
Allbirds, Inc. Series A	10/9/18	$50,888
Allbirds, Inc. Series B	10/9/18	$8,938
Allbirds, Inc. Series C	10/9/18	$85,434
Allbirds, Inc. Series Seed	10/9/18	$27,363
Ant International Co. Ltd. Class C	5/16/18	$1,539,709
Blink Health, Inc. Series A1	12/30/20	$155,957
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$562,027
BTRS Holdings, Inc.	1/12/21	$801,370
ByteDance Ltd. Series E1	11/18/20	$3,500,895
CarLotz, Inc.	1/21/21	$1,200,380
Cazoo Holdings Ltd.	9/30/20	$486,896
Cazoo Holdings Ltd. Series A	9/30/20	$15,890
Cazoo Holdings Ltd. Series B	9/30/20	$278,299
Cazoo Holdings Ltd. Series C	9/30/20	$5,649
Cazoo Holdings Ltd. Series D	9/30/20	$994,178
Cibus Corp. Series C	2/16/18	$281,001
Cibus Corp. Series D	5/10/19	168,000
Compass, Inc. Series E	11/3/17	$79,692
DoubleVerify, Inc. Series A	11/18/20	$3,197,056
Enevate Corp. Series E	1/29/21	$1,469,576
Enevate Corp. 0% 1/29/23	1/29/21	$564,345
Epic Games, Inc.	7/30/20	$349,025
Fanatics, Inc. Series E	8/13/20	$1,849,148
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$1,727,161
Instacart, Inc. Series H	11/13/20	$1,632,300
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$342,963
Lordstown Motors Corp.	10/23/20	$3,261,460
MultiPlan Corp.	10/8/20	$2,563,356
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$581,081
Neutron Holdings, Inc. Series 1D	1/25/19	$1,431,762
Neutron Holdings, Inc. warrants	6/4/20	$0
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$237,400
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$64,200
Novus Capital Corp.	1/29/21	$1,956,650
Nuvation Bio, Inc. Series A	6/17/19	$508,030
Nuvia, Inc. Series B	9/18/20	$572,986
Rad Power Bikes, Inc.	1/21/21	$490,493
Rad Power Bikes, Inc. Series A	1/21/21	$63,945
Rad Power Bikes, Inc. Series C	1/21/21	$251,621
Riskified Ltd.	12/20/19 - 4/15/20	$295,211
Riskified Ltd. Series D	11/18/20	$139,150
Riskified Ltd. Series E	10/28/19	$309,218
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$3,491,678
Rivian Automotive, Inc. Series F	1/19/21	$4,063,634
Roofoods Ltd. Series F	9/12/17	$119,153
Roofoods Ltd. Series H	1/15/21	$1,141,077
Rush Street Interactive, Inc.	12/29/20	$1,086,000
Skillz, Inc.	12/16/20	$1,830,030
Sonder Holdings, Inc. Series D1	12/20/19	$498,633
Space Exploration Technologies Corp. Series N	8/4/20	$2,198,070
Starry, Inc. Series C	12/8/17	$145,907
Starry, Inc. Series D	3/6/19 - 7/30/20	$791,166
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$21,204
Sweetgreen, Inc. Series D	9/13/19	$341,094
Sweetgreen, Inc. Series H	11/9/18	$2,759,812
Sweetgreen, Inc. Series I	9/13/19	$803,922
Sweetgreen, Inc. Series J	1/21/21	$652,074
The Honest Co., Inc. Series E	9/28/17	$231,376
Topgolf International, Inc. Series F	11/10/17	$127,005
UiPath, Inc. Series A1	6/14/19	$391,117
UiPath, Inc. Series B1	6/14/19	$19,479
UiPath, Inc. Series B2	6/14/19	$97,041
Waymo LLC Series A2	5/8/20	$671,224
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$333,487
Zomato Pvt Ltd. Series B	1/22/21	$12,341
Zomato Pvt Ltd. Series E	1/22/21	$8
Zomato Pvt Ltd. Series G	1/22/21	$8,227
Zomato Pvt Ltd. Series J7	12/9/20	$484,684

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,698
Fidelity Securities Lending Cash Central Fund	255,355
Total	$281,053

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$782,790,156	$747,840,162	$33,932,530	$1,017,464
Consumer Discretionary	1,675,342,984	1,643,085,280	9,389,697	22,868,007
Consumer Staples	66,564,290	57,347,682	--	9,216,608
Energy	45,991,823	45,991,823	--	--
Financials	66,340,048	54,655,173	8,813,033	2,871,842
Health Care	410,795,016	403,694,539	6,036,039	1,064,438
Industrials	306,037,561	303,839,491	--	2,198,070
Information Technology	1,964,567,291	1,947,504,011	1,181,482	15,881,798
Materials	45,910,467	45,910,467	--	--
Real Estate	32,485,007	32,485,007	--	--
Utilities	8,189,081	8,189,081	--	--
Corporate Bonds	301,600	--	--	301,600
Preferred Securities	564,345	--	--	564,345
Money Market Funds	78,430,053	78,430,053	--	--
Total Investments in Securities:	$5,484,309,722	$5,368,972,769	$59,352,781	$55,984,172

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$24,442,248
Net Realized Gain (Loss) on Investment Securities	(1,664)
Net Unrealized Gain (Loss) on Investment Securities	5,558,815
Cost of Purchases	27,303,505
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,318,732)
Ending Balance	$55,984,172
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$5,558,815

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Cayman Islands	5.0%
Bermuda	2.8%
Netherlands	1.6%
Canada	1.2%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $66,858,340) — See accompanying schedule: Unaffiliated issuers (cost $3,051,716,984)	$5,405,879,669
Fidelity Central Funds (cost $78,430,053)	78,430,053
Total Investment in Securities (cost $3,130,147,037)		$5,484,309,722
Cash		100,658
Receivable for investments sold		32,091,203
Receivable for fund shares sold		8,756,059
Dividends receivable		585,430
Interest receivable		7,957
Distributions receivable from Fidelity Central Funds		71,335
Other receivables		42,934
Total assets		5,525,965,298
Liabilities
Payable for investments purchased
Regular delivery	$28,653,445
Delayed delivery	296,882
Payable for fund shares redeemed	9,348,588
Accrued management fee	2,050,118
Other payables and accrued expenses	832,546
Collateral on securities loaned	68,874,325
Total liabilities		110,055,904
Net Assets		$5,415,909,394
Net Assets consist of:
Paid in capital		$2,926,138,676
Total accumulated earnings (loss)		2,489,770,718
Net Assets		$5,415,909,394
Net Asset Value, offering price and redemption price per share ($5,415,909,394 ÷ 221,130,577 shares)		$24.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$7,647,316
Interest		6,110
Income from Fidelity Central Funds (including $255,355 from security lending)		281,053
Total income		7,934,479
Expenses
Management fee	$10,740,915
Independent trustees' fees and expenses	10,574
Interest	644
Miscellaneous	4,584
Total expenses before reductions	10,756,717
Expense reductions	(88,175)
Total expenses after reductions		10,668,542
Net investment income (loss)		(2,734,063)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $388)	225,980,256
Fidelity Central Funds	(1,448)
Foreign currency transactions	(24,380)
Futures contracts	379,692
Written options	193,621
Total net realized gain (loss)		226,527,741
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $305,743)	937,246,722
Fidelity Central Funds	(2,238)
Assets and liabilities in foreign currencies	1,648
Total change in net unrealized appreciation (depreciation)		937,246,132
Net gain (loss)		1,163,773,873
Net increase (decrease) in net assets resulting from operations		$1,161,039,810

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,734,063)	$5,168,405
Net realized gain (loss)	226,527,741	46,383,648
Change in net unrealized appreciation (depreciation)	937,246,132	1,006,344,065
Net increase (decrease) in net assets resulting from operations	1,161,039,810	1,057,896,118
Distributions to shareholders	(67,572,204)	(7,277,415)
Share transactions
Proceeds from sales of shares	1,372,344,532	1,251,912,257
Reinvestment of distributions	67,572,204	7,277,415
Cost of shares redeemed	(971,822,812)	(745,697,227)
Net increase (decrease) in net assets resulting from share transactions	468,093,924	513,492,445
Total increase (decrease) in net assets	1,561,561,530	1,564,111,148
Net Assets
Beginning of period	3,854,347,864	2,290,236,716
End of period	$5,415,909,394	$3,854,347,864
Other Information
Shares
Sold	61,194,730	81,637,907
Issued in reinvestment of distributions	2,932,429	517,651
Redeemed	(42,465,844)	(50,035,938)
Net increase (decrease)	21,661,315	32,119,620

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Growth K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$19.32	$13.69	$12.79	$10.32	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.03	.04	.05C	–D
Net realized and unrealized gain (loss)	5.49	5.64	.91	2.44	.32
Total from investment operations	5.48	5.67	.95	2.49	.32
Distributions from net investment income	(.02)	(.04)	(.05)	(.01)	–
Distributions from net realized gain	(.29)	–D	–	–D	–
Total distributions	(.31)	(.04)	(.05)	(.02)E	–
Net asset value, end of period	$24.49	$19.32	$13.69	$12.79	$10.32
Total ReturnF,G	28.45%	41.55%	7.48%	24.10%	3.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	.45%J	.45%	.45%	.45%	.45%J
Expenses net of fee waivers, if any	.45%J	.45%	.45%	.45%	.45%J
Expenses net of all reductions	.45%J	.45%	.45%	.45%	.45%J
Net investment income (loss)	(.11)%	.19%	.34%	.45%C	(.24)%J
Supplemental Data
Net assets, end of period (000 omitted)	$5,415,909	$3,854,348	$2,290,237	$1,680,044	$180,223
Portfolio turnover rateK	49%J,L	49%L	51%L	40%L	3%L,M

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Blue Chip Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$55,118,227	Market comparable	Enterprise value/Sales multiple (EV/S)	1.7 - 9.9 / 7.7	Increase
			Discount rate	40.5% - 69.1% / 48.6%	Decrease
			Premium rate	1.3% - 20.0% / 8.1%	Increase
			Discount for lack of marketability	10.0%	Decrease
			Conversion ratio	1.0	Increase
		Market approach	Transaction price	$0.00 - $5,352.73 / $166.69	Increase
Corporate Bonds	$301,600	Market approach	Transaction price	$100.00	Increase
Preferred Securities	$564,345	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,384,196,742
Gross unrealized depreciation	(41,431,803)
Net unrealized appreciation (depreciation)	$2,342,764,939
Tax cost	$3,141,544,783

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(10,476,973)
Total capital loss carryforward	$(10,476,973)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Blue Chip Growth K6 Fund	407,679.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth K6 Fund	1,435,534,083	1,128,648,313

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $110,043,215 in exchange for 4,994,541 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $195,181,806 in exchange for 11,803,131 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth K6 Fund	$22,708

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth K6 Fund	Borrower	$35,126,500.33%		$644

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $102,983,540 and $74,642,806, respectively.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Blue Chip Growth K6 Fund	$4,584

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Growth K6 Fund	$33,040	$954	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $88,142 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $33.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Blue Chip Growth K6 Fund	.45%
Actual		$1,000.00	$1,284.50	$2.59
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Blue Chip Growth K6 Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

BCFK6-SANN-0321
1.9884006.103

Fidelity® Small Cap Growth K6 Fund

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
StepStone Group, Inc. Class A	1.4
Crocs, Inc.	1.4
Builders FirstSource, Inc.	1.4
SiTime Corp.	1.3
Insulet Corp.	1.3
Novavax, Inc.	1.2
Caesars Entertainment, Inc.	1.1
Kornit Digital Ltd.	1.1
TG Therapeutics, Inc.	1.0
American Eagle Outfitters, Inc.	1.0
12.2

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Health Care	32.9
Information Technology	20.3
Consumer Discretionary	16.1
Industrials	15.2
Financials	6.7

Asset Allocation (% of fund's net assets)

As of January 31, 2021 *
Stocks	96.0%
Convertible Securities	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 10.3%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
COMMUNICATION SERVICES - 1.7%
Entertainment - 0.2%
Gaia, Inc. Class A (a)(b)	49,341	$450,977
Marcus Corp.	21,214	373,366
Skillz, Inc. (a)(b)	66,900	1,847,778
		2,672,121
Interactive Media & Services - 0.1%
QuinStreet, Inc. (a)	64,841	1,372,684
Media - 1.4%
Cardlytics, Inc. (a)(b)	51,548	6,302,774
TechTarget, Inc. (a)	140,704	10,510,589
		16,813,363

TOTAL COMMUNICATION SERVICES		20,858,168

CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.7%
Visteon Corp. (a)	64,500	8,222,460
Diversified Consumer Services - 0.6%
Arco Platform Ltd. Class A (a)(b)	128,638	4,082,970
Grand Canyon Education, Inc. (a)	40,077	3,404,140
		7,487,110
Hotels, Restaurants & Leisure - 3.5%
Caesars Entertainment, Inc. (a)	194,091	13,662,065
Churchill Downs, Inc.	58,988	11,057,301
Lindblad Expeditions Holdings (a)(b)	687,993	10,801,490
SeaWorld Entertainment, Inc. (a)	74,400	2,125,608
Wingstop, Inc.	38,819	5,824,791
		43,471,255
Household Durables - 3.5%
Helen of Troy Ltd. (a)(b)	47,456	11,591,128
Lovesac (a)(b)	38,700	2,188,098
M/I Homes, Inc. (a)	69,405	3,426,525
Purple Innovation, Inc. (a)	120,100	4,088,204
Taylor Morrison Home Corp. (a)	316,954	8,234,465
Tempur Sealy International, Inc. (a)	86,400	2,280,960
TopBuild Corp. (a)	27,945	5,587,603
Whirlpool Corp.	34,023	6,297,317
		43,694,300
Internet & Direct Marketing Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	108,200	3,324,986
Farfetch Ltd. Class A (a)	126,980	7,776,255
Kogan.Com Ltd.	350,938	4,824,997
Porch Group, Inc. Class A (a)(b)	36,400	539,448
Revolve Group, Inc. (a)(b)	167,099	6,209,399
Stamps.com, Inc. (a)	10,675	2,437,209
		25,112,294
Leisure Products - 0.2%
Acushnet Holdings Corp.	47,376	1,933,888
Polaris, Inc.	9,593	1,119,215
		3,053,103
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	23,660	2,241,312
Specialty Retail - 2.9%
American Eagle Outfitters, Inc. (b)	564,208	12,801,880
Floor & Decor Holdings, Inc. Class A (a)	82,729	7,616,859
Lithia Motors, Inc. Class A (sub. vtg.)	20,600	6,564,808
Musti Group OYJ	87,161	2,726,860
Williams-Sonoma, Inc.	50,778	6,546,300
		36,256,707
Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc. (a)	247,194	17,308,524
Deckers Outdoor Corp. (a)	33,330	9,731,693
Tapestry, Inc.	75,100	2,374,662
		29,414,879

TOTAL CONSUMER DISCRETIONARY		198,953,420

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	243,150	10,229,321
Food Products - 0.6%
Bunge Ltd.	35,300	2,310,032
Nomad Foods Ltd. (a)	175,199	4,397,495
		6,707,527
Personal Products - 0.3%
Herbalife Nutrition Ltd. (a)	70,404	3,587,788

TOTAL CONSUMER STAPLES		20,524,636

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enviva Partners LP	14,050	699,971
Renewable Energy Group, Inc. (a)(b)	93,787	8,403,315
		9,103,286
FINANCIALS - 6.4%
Banks - 0.2%
Signature Bank	18,900	3,122,091
Capital Markets - 3.4%
Cowen Group, Inc. Class A	211,748	5,325,462
Lazard Ltd. Class A	82,289	3,390,307
LPL Financial	74,050	8,022,577
Morningstar, Inc.	22,290	5,124,248
StepStone Group, Inc. Class A	521,154	17,387,776
Vesper Healthcare Acquisition Corp. Class A (a)	344,900	3,611,103
		42,861,473
Consumer Finance - 0.5%
Green Dot Corp. Class A (a)	57,000	2,863,110
OneMain Holdings, Inc.	65,000	3,026,400
		5,889,510
Diversified Financial Services - 0.6%
Northern Star Acquisition Corp. unit	524,736	7,178,388
Insurance - 1.7%
American Financial Group, Inc.	60,450	5,690,763
Assurant, Inc.	38,709	5,243,908
Brown & Brown, Inc.	81,399	3,507,483
BRP Group, Inc. (a)	135,538	3,145,837
RenaissanceRe Holdings Ltd.	23,692	3,564,224
		21,152,215

TOTAL FINANCIALS		80,203,677

HEALTH CARE - 32.8%
Biotechnology - 17.4%
4D Molecular Therapeutics, Inc.	104,808	4,439,667
Acceleron Pharma, Inc. (a)	53,744	6,209,044
ADC Therapeutics SA (a)	57,231	1,635,090
Agios Pharmaceuticals, Inc. (a)	75,305	3,537,076
Allovir, Inc. (a)(b)	96,200	3,518,034
ALX Oncology Holdings, Inc. (a)	58,037	4,599,432
Annexon, Inc. (a)	56,100	1,234,200
Argenx SE ADR (a)	26,134	7,657,785
Ascendis Pharma A/S sponsored ADR (a)	53,045	7,964,707
Avid Bioservices, Inc. (a)	266,530	3,888,673
Blueprint Medicines Corp. (a)	76,594	7,410,470
CareDx, Inc. (a)	38,100	2,911,983
Cullinan Management, Inc.	2,100	79,821
Deciphera Pharmaceuticals, Inc. (a)	44,284	1,957,353
Emergent BioSolutions, Inc. (a)	44,798	4,786,666
Exelixis, Inc. (a)	205,100	4,555,271
Fate Therapeutics, Inc. (a)	48,152	4,364,016
FibroGen, Inc. (a)	93,792	4,518,899
Forma Therapeutics Holdings, Inc.	96,350	3,722,001
Fusion Pharmaceuticals, Inc. (a)	6,900	77,970
Generation Bio Co.	8,408	221,383
Halozyme Therapeutics, Inc. (a)(b)	189,107	8,999,602
ImmunoGen, Inc. (a)	279,000	1,989,270
Iovance Biotherapeutics, Inc. (a)	58,845	2,579,765
Keros Therapeutics, Inc.	36,500	2,082,325
Kronos Bio, Inc. (b)	8,100	222,669
Kura Oncology, Inc. (a)	206,872	6,195,816
Kymera Therapeutics, Inc. (a)(b)	94,964	5,883,020
Mirati Therapeutics, Inc. (a)	45,813	9,406,783
Morphic Holding, Inc. (a)	78,707	2,649,278
Natera, Inc. (a)	94,912	10,121,416
Neurocrine Biosciences, Inc. (a)	28,500	3,127,875
Nkarta, Inc. (a)	3,800	150,708
Novavax, Inc. (a)	66,628	14,720,790
ORIC Pharmaceuticals, Inc. (a)	12,242	358,935
Passage Bio, Inc. (b)	156,101	2,912,845
Poseida Therapeutics, Inc. (a)	3,900	33,930
Prelude Therapeutics, Inc. (b)	63,654	4,134,327
Protagonist Therapeutics, Inc. (a)	160,912	3,332,488
PTC Therapeutics, Inc. (a)	92,900	5,371,478
Relay Therapeutics, Inc. (a)	94,028	4,661,908
Repare Therapeutics, Inc.	100,600	3,733,266
Repligen Corp. (a)	15,157	3,031,400
Revolution Medicines, Inc.	97,011	4,088,044
Shattuck Labs, Inc.	24,400	1,210,484
Silverback Therapeutics, Inc.	18,200	799,344
Stoke Therapeutics, Inc. (a)	5,200	317,616
Taysha Gene Therapies, Inc.	32,610	847,860
TG Therapeutics, Inc. (a)	265,904	12,835,186
Turning Point Therapeutics, Inc. (a)	81,981	10,287,796
Veracyte, Inc. (a)(b)	28,500	1,615,950
Vericel Corp. (a)(b)	118,575	4,893,590
Viela Bio, Inc. (a)	116,779	4,049,896
Xenon Pharmaceuticals, Inc. (a)	52,814	757,881
Zymeworks, Inc. (a)	10,421	352,438
		217,045,520
Health Care Equipment & Supplies - 5.0%
Axonics Modulation Technologies, Inc. (a)(b)	105,498	5,454,247
CryoPort, Inc. (a)	56,000	3,819,200
Globus Medical, Inc. (a)	37,800	2,331,882
Haemonetics Corp. (a)	37,202	4,251,817
Insulet Corp. (a)	62,502	16,699,284
Integer Holdings Corp. (a)	82,999	6,125,326
Neuronetics, Inc. (a)	154,200	2,718,546
Nevro Corp. (a)	53,100	8,591,049
Pulmonx Corp.	44,001	2,495,737
Tandem Diabetes Care, Inc. (a)	40,475	3,750,009
TransMedics Group, Inc. (a)	161,686	3,683,207
ViewRay, Inc. (a)	717,401	3,185,260
		63,105,564
Health Care Providers & Services - 4.1%
Castle Biosciences, Inc. (a)	59,542	3,979,192
Chemed Corp.	6,600	3,418,140
Guardant Health, Inc. (a)	29,449	4,579,320
LHC Group, Inc. (a)	23,758	4,733,069
Molina Healthcare, Inc. (a)	40,532	8,658,041
Option Care Health, Inc. (a)	57,274	1,058,424
Progyny, Inc. (a)(b)	194,794	9,110,515
R1 RCM, Inc. (a)	304,129	7,673,175
Surgery Partners, Inc. (a)	30,400	1,133,312
The Ensign Group, Inc.	82,900	6,489,412
The Joint Corp. (a)	15,543	505,614
		51,338,214
Health Care Technology - 2.6%
Certara, Inc.	10,100	347,642
Health Catalyst, Inc. (a)	93,923	4,666,095
Inovalon Holdings, Inc. Class A (a)	111,042	2,709,425
Inspire Medical Systems, Inc. (a)	55,817	11,247,684
Phreesia, Inc. (a)	137,692	8,989,911
Schrodinger, Inc.	53,794	4,859,212
		32,819,969
Life Sciences Tools & Services - 3.5%
10X Genomics, Inc. (a)	34,194	5,852,303
Berkeley Lights, Inc. (a)	36,217	2,607,624
Bruker Corp.	76,171	4,409,539
Charles River Laboratories International, Inc.(a)	19,222	4,979,459
Maravai LifeSciences Holdings, Inc.	32,200	1,121,848
Medpace Holdings, Inc. (a)(b)	46,610	6,189,342
Nanostring Technologies, Inc. (a)	116,153	8,134,195
Syneos Health, Inc. (a)	137,237	10,203,571
		43,497,881
Pharmaceuticals - 0.2%
Aclaris Therapeutics, Inc. (a)	19,550	405,663
IMARA, Inc.	58,986	767,998
Theravance Biopharma, Inc. (a)	55,754	1,039,255
		2,212,916

TOTAL HEALTH CARE		410,020,064

INDUSTRIALS - 15.0%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	33,490	5,497,718
BWX Technologies, Inc.	100,795	5,434,866
		10,932,584
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	179,218	4,553,929
Atlas Air Worldwide Holdings, Inc. (a)	37,000	1,917,340
		6,471,269
Building Products - 2.6%
Builders FirstSource, Inc. (a)	445,306	17,032,955
Fortune Brands Home & Security, Inc.	66,518	5,737,178
The AZEK Co., Inc.	239,628	9,558,761
		32,328,894
Commercial Services & Supplies - 1.1%
Montrose Environmental Group, Inc. (a)	136,191	5,036,343
MYT Netherlands Parent BV ADR	5,700	187,644
Tetra Tech, Inc.	26,469	3,217,836
The Brink's Co.	73,778	5,026,495
		13,468,318
Construction & Engineering - 0.5%
MasTec, Inc. (a)	49,000	3,780,350
Quanta Services, Inc.	39,100	2,755,377
		6,535,727
Electrical Equipment - 3.1%
Bloom Energy Corp. Class A (a)	31,700	1,106,647
Generac Holdings, Inc. (a)	14,648	3,609,560
Plug Power, Inc. (a)	201,411	12,723,133
Regal Beloit Corp.	28,175	3,535,399
Sensata Technologies, Inc. PLC (a)	124,938	6,809,121
Sunrun, Inc. (a)	105,600	7,314,912
Vertiv Holdings Co.	149,900	3,015,988
		38,114,760
Machinery - 3.4%
AGCO Corp.	33,900	3,759,510
Chart Industries, Inc. (a)	25,200	3,026,772
Crane Co.	66,000	4,994,880
ESCO Technologies, Inc.	54,649	5,196,027
IDEX Corp.	22,594	4,206,777
ITT, Inc.	82,243	6,144,375
Kornit Digital Ltd. (a)	145,041	13,145,791
Nordson Corp.	13,722	2,456,101
		42,930,233
Professional Services - 2.8%
ASGN, Inc. (a)	71,109	5,895,647
Clarivate Analytics PLC (a)	215,752	6,243,863
Insperity, Inc.	88,389	6,937,653
TriNet Group, Inc. (a)	146,604	10,864,822
Upwork, Inc. (a)	119,690	4,961,151
		34,903,136
Trading Companies & Distributors - 0.1%
Nesco Holdings, Inc. Class A (a)(b)	172,300	1,312,926

TOTAL INDUSTRIALS		186,997,847

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (a)	59,800	5,609,240
Electronic Equipment & Components - 0.9%
Fabrinet (a)	96,109	7,586,844
II-VI, Inc. (a)	37,100	3,118,997
		10,705,841
IT Services - 2.0%
CACI International, Inc. Class A (a)	18,361	4,429,040
Fastly, Inc. Class A (a)	12,000	1,312,200
Genpact Ltd.	146,616	5,612,460
Globant SA (a)	26,360	5,061,120
KBR, Inc.	140,467	4,080,566
Repay Holdings Corp. (a)	73,075	1,618,611
WNS Holdings Ltd. sponsored ADR (a)	41,865	2,812,491
		24,926,488
Semiconductors & Semiconductor Equipment - 4.6%
ACM Research, Inc. (a)	13,583	1,222,470
Advanced Energy Industries, Inc.	83,538	8,569,328
Array Technologies, Inc.	200,340	8,165,858
Cirrus Logic, Inc. (a)	74,332	6,964,165
Enphase Energy, Inc. (a)	30,030	5,475,971
PDF Solutions, Inc. (a)	14,915	288,158
Semtech Corp. (a)	105,424	7,479,833
SiTime Corp. (a)(b)	137,143	16,738,303
Ultra Clean Holdings, Inc. (a)	57,324	2,212,706
		57,116,792
Software - 11.5%
Aspen Technology, Inc. (a)	25,500	3,414,450
Ceridian HCM Holding, Inc. (a)	40,509	3,763,691
CyberArk Software Ltd. (a)	47,600	7,627,900
Digital Turbine, Inc. (a)	182,342	10,431,786
Duck Creek Technologies, Inc. (a)(b)	14,270	689,812
Dynatrace, Inc. (a)	155,073	6,437,080
Elastic NV (a)	61,970	9,416,961
FireEye, Inc. (a)	63,300	1,329,300
Five9, Inc. (a)	35,118	5,838,368
JFrog Ltd. (b)	25,800	1,611,726
Lightspeed POS, Inc. (Canada) (a)	83,257	5,412,437
LivePerson, Inc. (a)(b)	127,179	8,058,061
Manhattan Associates, Inc. (a)	36,997	4,189,170
NICE Systems Ltd. sponsored ADR (a)	14,700	3,840,816
Nuance Communications, Inc. (a)	108,261	4,930,206
Rapid7, Inc. (a)	109,118	9,473,625
SailPoint Technologies Holding, Inc. (a)(b)	33,600	1,858,416
Sprout Social, Inc. (a)	177,090	11,687,940
TECSYS, Inc.	32,775	1,411,984
Telos Corp.	128,398	4,532,449
Tenable Holdings, Inc. (a)	244,488	12,099,711
Varonis Systems, Inc. (a)	35,968	6,358,063
Verint Systems, Inc. (a)	44,500	3,285,435
Workiva, Inc. (a)	72,482	7,064,821
Xperi Holding Corp.	156,100	3,006,486
Yext, Inc. (a)	327,358	5,522,529
		143,293,223

TOTAL INFORMATION TECHNOLOGY		241,651,584

MATERIALS - 1.0%
Chemicals - 0.4%
The Chemours Co. LLC	87,800	2,312,652
Valvoline, Inc.	118,479	2,812,691
		5,125,343
Containers & Packaging - 0.6%
Avery Dennison Corp.	51,319	7,742,498

TOTAL MATERIALS		12,867,841

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Americold Realty Trust	75,024	2,619,088
Terreno Realty Corp.	69,433	3,928,519
		6,547,607
Real Estate Management & Development - 0.3%
Redfin Corp. (a)	41,920	2,985,123

TOTAL REAL ESTATE		9,532,730

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	73,700	2,283,226
Shoals Technologies Group, Inc.	10,700	363,051
Sunnova Energy International, Inc. (a)	102,900	4,512,165
		7,158,442
TOTAL COMMON STOCKS
(Cost $832,439,352)		1,197,871,695

Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Fanatics, Inc. Series E (c)(d)	158,924	2,747,796
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Alkami Technology, Inc. Series F (c)(d)	199,371	3,189,936
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Ikena Oncology, Inc. Series B (c)(d)	822,200	1,149,847
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Convoy, Inc. Series D (a)(c)(d)	192,936	3,181,515
INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.2%
Yanka Industries, Inc. Series E (c)(d)	191,029	2,307,478
Software - 0.7%
Compass, Inc.:
Series E (a)(c)(d)	16,661	3,047,297
Series F (a)(c)(d)	27,147	4,848,726
DoubleVerify, Inc. Series A (c)(d)	194,800	1,117,587
		9,013,610

TOTAL INFORMATION TECHNOLOGY		11,321,088

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $17,468,071)		21,590,182

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.09% (e)	20,862,011	20,866,184
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	62,796,820	62,803,099
TOTAL MONEY MARKET FUNDS
(Cost $83,669,283)		83,669,283
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $933,576,706)		1,303,131,160
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(54,709,892)
NET ASSETS - 100%		$1,248,421,268

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,590,182 or 1.7% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alkami Technology, Inc. Series F	9/24/20	$3,189,936
Compass, Inc. Series E	11/3/17	$1,124,254
Compass, Inc. Series F	10/22/18	$3,218,820
Convoy, Inc. Series D	10/30/19	$2,612,353
DoubleVerify, Inc. Series A	11/18/20	$1,117,587
Fanatics, Inc. Series E	8/13/20	$2,747,796
Ikena Oncology, Inc. Series B	12/21/20	$1,149,847
Yanka Industries, Inc. Series E	5/15/20	$2,307,478

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,907
Fidelity Securities Lending Cash Central Fund	62,604
Total	$67,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,858,168	$20,858,168	$--	$--
Consumer Discretionary	201,701,216	198,953,420	--	2,747,796
Consumer Staples	20,524,636	20,524,636	--	--
Energy	9,103,286	9,103,286	--	--
Financials	83,393,613	62,815,901	17,387,776	3,189,936
Health Care	411,169,911	410,020,064	--	1,149,847
Industrials	190,179,362	186,997,847	--	3,181,515
Information Technology	252,972,672	241,651,584	--	11,321,088
Materials	12,867,841	12,867,841	--	--
Real Estate	9,532,730	9,532,730	--	--
Utilities	7,158,442	7,158,442	--	--
Money Market Funds	83,669,283	83,669,283	--	--
Total Investments in Securities:	$1,303,131,160	$1,264,153,202	$17,387,776	$21,590,182

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$16,492,304
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,023,028
Cost of Purchases	8,205,166
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,130,316)
Ending Balance	$21,590,182
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2021	$3,023,028

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Bermuda	2.2%
Israel	1.7%
Netherlands	1.4%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $60,164,306) — See accompanying schedule: Unaffiliated issuers (cost $849,907,423)	$1,219,461,877
Fidelity Central Funds (cost $83,669,283)	83,669,283
Total Investment in Securities (cost $933,576,706)		$1,303,131,160
Receivable for investments sold		15,695,683
Receivable for fund shares sold		7,942,976
Dividends receivable		75,495
Distributions receivable from Fidelity Central Funds		18,510
Other receivables		28,529
Total assets		1,326,892,353
Liabilities
Payable for investments purchased	$12,662,591
Payable for fund shares redeemed	2,378,213
Accrued management fee	628,591
Collateral on securities loaned	62,801,690
Total liabilities		78,471,085
Net Assets		$1,248,421,268
Net Assets consist of:
Paid in capital		$799,730,289
Total accumulated earnings (loss)		448,690,979
Net Assets		$1,248,421,268
Net Asset Value, offering price and redemption price per share ($1,248,421,268 ÷ 61,985,293 shares)		$20.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$1,394,034
Income from Fidelity Central Funds (including $62,604 from security lending)		67,511
Total income		1,461,545
Expenses
Management fee	$3,170,259
Independent trustees' fees and expenses	2,382
Interest	1,266
Miscellaneous	1,105
Total expenses before reductions	3,175,012
Expense reductions	(48,472)
Total expenses after reductions		3,126,540
Net investment income (loss)		(1,664,995)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,340,144
Fidelity Central Funds	(350)
Foreign currency transactions	(5,079)
Total net realized gain (loss)		132,334,715
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	183,944,503
Assets and liabilities in foreign currencies	(506)
Total change in net unrealized appreciation (depreciation)		183,943,997
Net gain (loss)		316,278,712
Net increase (decrease) in net assets resulting from operations		$314,613,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,664,995)	$(185,498)
Net realized gain (loss)	132,334,715	14,448,470
Change in net unrealized appreciation (depreciation)	183,943,997	56,533,770
Net increase (decrease) in net assets resulting from operations	314,613,717	70,796,742
Distributions to shareholders	(32,449,491)	–
Share transactions
Proceeds from sales of shares	230,167,513	283,012,488
Reinvestment of distributions	32,449,491	–
Cost of shares redeemed	(196,285,720)	(287,627,670)
Net increase (decrease) in net assets resulting from share transactions	66,331,284	(4,615,182)
Total increase (decrease) in net assets	348,495,510	66,181,560
Net Assets
Beginning of period	899,925,758	833,744,198
End of period	$1,248,421,268	$899,925,758
Other Information
Shares
Sold	12,390,472	20,313,303
Issued in reinvestment of distributions	1,720,546	–
Redeemed	(10,863,663)	(21,315,157)
Net increase (decrease)	3,247,355	(1,001,854)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$13.96	$13.40	$10.42	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	–C	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss)	5.40	1.36	.84	3.00	.43
Total from investment operations	5.37	1.36	.83	2.99	.42
Distributions from net investment income	–	–	–	–C	–
Distributions from net realized gain	(.55)	–	(.27)	(.01)	–
Total distributions	(.55)	–	(.27)	(.01)	–
Net asset value, end of period	$20.14	$15.32	$13.96	$13.40	$10.42
Total ReturnD,E	35.29%	9.74%	6.14%	28.72%	4.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.60%	.60%	.60%	.60%H
Expenses net of fee waivers, if any	.60%H	.60%	.60%	.60%	.60%H
Expenses net of all reductions	.59%H	.59%	.59%	.59%	.60%H
Net investment income (loss)	(.32)%H	(.02)%	(.09)%	(.06)%	(.45)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,248,421	$899,926	$833,744	$562,817	$74,821
Portfolio turnover rateI	117%H	137%J	108%J	114%J	79%J,K

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity Small Cap Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$21,590,182	Market comparable	Enterprise value/Sales multiple (EV/S)	2.1-2.2/2.1	Increase
			Discount rate	32.5%-69.1%/58.6%	Decrease
			Conversion ratio	1.0	Increase
		Market approach	Transaction price	$1.40-$17.29/$12.79	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$382,588,263
Gross unrealized depreciation	(16,038,430)
Net unrealized appreciation (depreciation)	$366,549,833
Tax cost	$936,581,327

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(12,344,003)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth K6 Fund	608,621,394	602,798,155

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $32,422,959 in exchange for 2,206,781 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Growth K6 Fund	$20,943

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth K6 Fund	Borrower	$6,252,636.33%		$1,266

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $31,950,221 and $34,667,200, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Small Cap Growth K6 Fund	$1,019

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Growth K6 Fund	$11,648	$2,341	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $48,472 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity Small Cap Growth K6 Fund	.60%
Actual		$1,000.00	$1,352.90	$3.56
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Small Cap Growth K6 Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

SCPK6-SANN-0321
1.9884010.103

Fidelity® OTC K6 Portfolio

Semi-Annual Report

January 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2021

% of fund's net assets
Apple, Inc.	11.5
Microsoft Corp.	10.1
Alphabet, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Facebook, Inc. Class A	4.5
Tesla, Inc.	3.5
NVIDIA Corp.	2.4
Alphabet, Inc. Class C	2.3
Marriott International, Inc. Class A	1.7
Qualcomm, Inc.	1.6
51.3

Top Five Market Sectors as of January 31, 2021

% of fund's net assets
Information Technology	42.5
Consumer Discretionary	20.8
Communication Services	20.6
Health Care	6.3
Financials	3.0

Asset Allocation (% of fund's net assets)

As of January 31, 2021*
Stocks	99.6%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 13.8%

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 20.6%
Entertainment - 2.0%
Activision Blizzard, Inc.	89,940	$8,184,540
Electronic Arts, Inc.	108	15,466
Live Nation Entertainment, Inc. (a)	101,035	6,713,776
NetEase, Inc. ADR	748	86,013
Sea Ltd. ADR (a)	12,150	2,633,027
Spotify Technology SA (a)	4,011	1,263,465
Take-Two Interactive Software, Inc. (a)	13,825	2,771,221
The Walt Disney Co.	52,908	8,897,538
		30,565,046
Interactive Media & Services - 18.6%
Alphabet, Inc.:
Class A (a)	59,090	107,978,702
Class C (a)	19,777	36,305,430
Eventbrite, Inc. (a)	1,024	18,278
Facebook, Inc. Class A (a)	270,492	69,876,198
InterActiveCorp (a)	10,778	2,262,841
Match Group, Inc. (a)	95,881	13,409,917
Snap, Inc. Class A (a)	128,318	6,793,155
Tencent Holdings Ltd. sponsored ADR	257,612	23,007,328
Twitter, Inc. (a)	364,559	18,421,166
Yandex NV Series A (a)	176,725	11,070,054
		289,143,069
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	5,099	642,882

TOTAL COMMUNICATION SERVICES		320,350,997

CONSUMER DISCRETIONARY - 20.8%
Automobiles - 3.5%
Tesla, Inc. (a)	68,540	54,388,546
Hotels, Restaurants & Leisure - 4.4%
Airbnb, Inc. Class A	30,337	5,570,783
Caesars Entertainment, Inc. (a)	36,123	2,542,698
Extended Stay America, Inc. unit	325,063	4,771,925
Las Vegas Sands Corp.	52,712	2,534,920
Marriott International, Inc. Class A	224,039	26,057,976
Starbucks Corp.	216,907	20,998,767
Vail Resorts, Inc.	18,824	5,006,431
Wynn Resorts Ltd.	8,800	875,864
		68,359,364
Household Durables - 0.8%
Lennar Corp. Class A	151,455	12,593,483
Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	40,670	10,323,266
Amazon.com, Inc. (a)	32,776	105,086,411
ContextLogic, Inc.	13,412	403,299
Expedia, Inc.	47,789	5,930,615
MercadoLibre, Inc. (a)	4,235	7,536,225
The Booking Holdings, Inc. (a)	3,570	6,941,258
Zomato Pvt Ltd. (b)(c)(d)	20	107,055
		136,328,129
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	33,135	3,368,504
Specialty Retail - 1.6%
Five Below, Inc. (a)	65,660	11,538,432
Lowe's Companies, Inc.	67,499	11,262,208
The Home Depot, Inc.	5,607	1,518,488
		24,319,128
Textiles, Apparel & Luxury Goods - 1.5%
Kontoor Brands, Inc. (e)	313	11,306
lululemon athletica, Inc. (a)	45,161	14,843,517
LVMH Moet Hennessy Louis Vuitton SE	14,958	9,043,539
		23,898,362

TOTAL CONSUMER DISCRETIONARY		323,255,516

CONSUMER STAPLES - 1.6%
Beverages - 1.4%
Diageo PLC	240,963	9,673,988
Kweichow Moutai Co. Ltd. (A Shares)	4,500	1,481,515
Monster Beverage Corp. (a)	114,963	9,982,237
PepsiCo, Inc.	8,985	1,227,081
		22,364,821
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	2,911	1,025,924
Food Products - 0.1%
Lamb Weston Holdings, Inc.	11,076	827,377

TOTAL CONSUMER STAPLES		24,218,122

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cenovus Energy, Inc. (Canada)	7,752	45,769
Centennial Resource Development, Inc. Class A (a)	41,766	97,732
EOG Resources, Inc.	600	30,576
Reliance Industries Ltd.	26,413	350,699
Reliance Industries Ltd.	396,200	10,016,204
Reliance Industries Ltd. sponsored GDR (f)	110,928	5,624,050
		16,165,030
FINANCIALS - 3.0%
Banks - 1.8%
Huntington Bancshares, Inc.	1,109,755	14,676,510
PacWest Bancorp	56,227	1,697,493
Signature Bank	65,682	10,850,010
		27,224,013
Capital Markets - 0.8%
London Stock Exchange Group PLC	48,414	5,747,473
S&P Global, Inc.	21,074	6,680,458
		12,427,931
Consumer Finance - 0.4%
Capital One Financial Corp.	61,809	6,444,206

TOTAL FINANCIALS		46,096,150

HEALTH CARE - 6.3%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (a)	31,628	4,759,381
Amgen, Inc.	16,893	4,078,477
Arcutis Biotherapeutics, Inc. (a)	19,126	521,949
Ascendis Pharma A/S sponsored ADR (a)	8,164	1,225,825
ChemoCentryx, Inc. (a)	10,959	624,773
GenSight Biologics SA (a)	9,931	81,349
Global Blood Therapeutics, Inc. (a)	76,929	3,855,681
Ionis Pharmaceuticals, Inc. (a)	1,524	91,547
Neurocrine Biosciences, Inc. (a)	41,552	4,560,332
Regeneron Pharmaceuticals, Inc. (a)	19,700	9,925,648
Sarepta Therapeutics, Inc. (a)	7,082	633,131
Seer, Inc. (e)	25,296	1,578,470
Trevena, Inc. (a)(e)	20,892	45,545
Vertex Pharmaceuticals, Inc. (a)	7,275	1,666,557
Xencor, Inc. (a)	56,682	2,593,202
		36,241,867
Health Care Equipment & Supplies - 1.8%
Danaher Corp.	3,032	721,131
DexCom, Inc. (a)	26,372	9,885,544
Insulet Corp. (a)	34,533	9,226,527
Intuitive Surgical, Inc. (a)	7,834	5,857,012
Neuronetics, Inc. (a)	1,811	31,928
Outset Medical, Inc.	2,044	105,941
Pulmonx Corp.	2,294	130,116
Tandem Diabetes Care, Inc. (a)	11,975	1,109,484
		27,067,683
Health Care Providers & Services - 0.6%
Cigna Corp.	8,827	1,915,900
Guardant Health, Inc. (a)	5,800	901,900
Humana, Inc.	15,866	6,078,423
		8,896,223
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	2,179	3,879
Certara, Inc.	15,427	530,997
		534,876
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	25,156	4,305,449
Bruker Corp.	143,154	8,287,185
Maravai LifeSciences Holdings, Inc.	23,068	803,689
Nanostring Technologies, Inc. (a)	92,500	6,477,775
Sartorius Stedim Biotech	1,988	832,325
		20,706,423
Pharmaceuticals - 0.3%
AstraZeneca PLC:
(United Kingdom)	6,996	713,670
sponsored ADR (e)	80,474	4,071,984
Elanco Animal Health, Inc. (a)	4,139	120,155
TherapeuticsMD, Inc. (a)(e)	16,091	26,550
		4,932,359

TOTAL HEALTH CARE		98,379,431

INDUSTRIALS - 2.7%
Airlines - 0.4%
Copa Holdings SA Class A	80,279	6,211,186
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	19,306	2,118,834
Waste Connection, Inc. (United States)	13,333	1,313,434
		3,432,268
Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	1,998	785,034
Professional Services - 0.4%
Verisk Analytics, Inc.	36,884	6,768,214
Road & Rail - 1.6%
CSX Corp.	62,393	5,350,512
Lyft, Inc. (a)	132,490	5,890,505
Uber Technologies, Inc. (a)	260,911	13,288,197
		24,529,214

TOTAL INDUSTRIALS		41,725,916

INFORMATION TECHNOLOGY - 42.4%
IT Services - 2.9%
Fidelity National Information Services, Inc.	14,721	1,817,455
Gartner, Inc. (a)	71,993	10,936,457
MasterCard, Inc. Class A	33,965	10,742,790
MongoDB, Inc. Class A (a)	7,112	2,628,666
PayPal Holdings, Inc. (a)	53,899	12,629,075
Reply SpA	15,700	1,924,326
Square, Inc. (a)	11,200	2,418,752
Twilio, Inc. Class A (a)	2,600	934,518
Visa, Inc. Class A	2,816	544,192
		44,576,231
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	98,414	8,428,175
Analog Devices, Inc.	27,720	4,083,988
Applied Materials, Inc.	28,980	2,801,786
Array Technologies, Inc.	12,465	508,073
ASML Holding NV	23,227	12,406,934
Lam Research Corp.	12,798	6,193,592
Marvell Technology Group Ltd.	472,746	24,327,509
Micron Technology, Inc. (a)	162,534	12,721,536
NVIDIA Corp.	72,751	37,800,692
NXP Semiconductors NV	156,653	25,138,107
Qualcomm, Inc.	162,841	25,448,791
Skyworks Solutions, Inc.	5,733	970,310
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	92,228	11,207,547
		172,037,040
Software - 16.4%
Adobe, Inc. (a)	39,691	18,209,040
ANSYS, Inc. (a)	9,509	3,369,704
Aspen Technology, Inc. (a)	75,507	10,110,387
Autodesk, Inc. (a)	23,939	6,641,397
Cadence Design Systems, Inc. (a)	6,902	899,952
Dropbox, Inc. Class A (a)	16,524	373,938
Duck Creek Technologies, Inc. (a)(e)	1,189	57,476
Dynatrace, Inc. (a)	19,672	816,585
Elastic NV (a)	78,486	11,926,733
Epic Games, Inc. (c)(d)	1,000	575,000
HIVE Blockchain Technologies Ltd. (a)	202,126	380,937
Intuit, Inc.	24,070	8,694,806
Kuaishou Technology (a)	14,900	221,004
Manhattan Associates, Inc. (a)	48,007	5,435,833
Microsoft Corp.	675,280	156,637,949
NICE Systems Ltd. sponsored ADR (a)	14,358	3,751,458
Ping Identity Holding Corp. (a)	164,217	4,911,730
Salesforce.com, Inc. (a)	60,449	13,634,876
Splunk, Inc. (a)	30,233	4,989,352
Synopsys, Inc. (a)	6,904	1,763,627
Workday, Inc. Class A (a)	8,165	1,857,782
		255,259,566
Technology Hardware, Storage & Peripherals - 12.1%
Apple, Inc.	1,356,488	179,002,158
Samsung Electronics Co. Ltd.	102,342	7,503,683
Western Digital Corp.	19,991	1,128,092
		187,633,933

TOTAL INFORMATION TECHNOLOGY		659,506,770

MATERIALS - 0.8%
Chemicals - 0.4%
LG Chemical Ltd.	5,739	4,705,571
Livent Corp. (a)(e)	127,846	2,329,354
		7,034,925
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA (a)	537,100	6,091,138

TOTAL MATERIALS		13,126,063

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	2,930	2,168,083
Real Estate Management & Development - 0.3%
KE Holdings, Inc. ADR (a)	73,487	4,343,082

TOTAL REAL ESTATE		6,511,165

TOTAL COMMON STOCKS
(Cost $1,152,833,582)		1,549,335,160

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Zomato Pvt Ltd.:
Series B (b)(c)(d)	1	5,353
Series E (b)(c)(d)	6,699	4
Series J7 (c)(d)	29	155,229
		160,586
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series H (c)(d)	400	351,101
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	8,180	896,317

TOTAL CONVERTIBLE PREFERRED STOCKS		1,408,004

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (c)(d)	2,467	211,834
TOTAL PREFERRED STOCKS
(Cost $1,581,485)		1,619,838

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.09% (g)	13,228,550	13,231,196
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	7,856,708	7,857,494
TOTAL MONEY MARKET FUNDS
(Cost $21,088,690)		21,088,690
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,175,503,757)		1,572,043,688
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(17,178,834)
NET ASSETS - 100%		$1,554,864,854

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,301,893 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,624,050 or 0.4% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$896,317
Epic Games, Inc.	7/13/20 - 7/30/20	$575,000
Roofoods Ltd. Series H	1/15/21	$351,101
Waymo LLC Series A2	5/8/20	$211,834
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$82,294
Zomato Pvt Ltd. Series B	1/22/21	$4,114
Zomato Pvt Ltd. Series E	1/22/21	$3
Zomato Pvt Ltd. Series J7	12/9/20	$118,116

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,302
Fidelity Securities Lending Cash Central Fund	8,551
Total	$12,853

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$320,350,997	$320,350,997	$--	$--
Consumer Discretionary	323,627,936	314,104,922	9,043,539	479,475
Consumer Staples	24,569,223	14,544,134	9,673,988	351,101
Energy	16,165,030	16,165,030	--	--
Financials	46,096,150	40,348,677	5,747,473	--
Health Care	98,379,431	97,665,761	713,670	--
Industrials	41,725,916	41,725,916	--	--
Information Technology	660,403,087	658,710,766	221,004	1,471,317
Materials	13,126,063	13,126,063	--	--
Real Estate	6,511,165	6,511,165	--	--
Money Market Funds	21,088,690	21,088,690	--	--
Total Investments in Securities:	$1,572,043,688	$1,544,342,121	$25,399,674	$2,301,893

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.2%
Netherlands	3.9%
Cayman Islands	2.7%
Bermuda	1.6%
United Kingdom	1.0%
India	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,329,928) — See accompanying schedule: Unaffiliated issuers (cost $1,154,415,067)	$1,550,954,998
Fidelity Central Funds (cost $21,088,690)	21,088,690
Total Investment in Securities (cost $1,175,503,757)		$1,572,043,688
Receivable for investments sold		4,987,000
Receivable for fund shares sold		856,393
Dividends receivable		290,681
Distributions receivable from Fidelity Central Funds		7,392
Other receivables		6,277
Total assets		1,578,191,431
Liabilities
Payable for investments purchased
Regular delivery	$12,062,133
Delayed delivery	74,176
Payable for fund shares redeemed	2,038,165
Accrued management fee	646,839
Other payables and accrued expenses	647,489
Collateral on securities loaned	7,857,775
Total liabilities		23,326,577
Net Assets		$1,554,864,854
Net Assets consist of:
Paid in capital		$1,149,459,149
Total accumulated earnings (loss)		405,405,705
Net Assets		$1,554,864,854
Net Asset Value, offering price and redemption price per share ($1,554,864,854 ÷ 90,214,650 shares)		$17.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2021 (Unaudited)
Investment Income
Dividends		$3,082,226
Income from Fidelity Central Funds (including $8,551 from security lending)		12,853
Total income		3,095,079
Expenses
Management fee	$3,088,015
Independent trustees' fees and expenses	2,668
Interest	94
Miscellaneous	1,777
Total expenses before reductions	3,092,554
Expense reductions	(16,522)
Total expenses after reductions		3,076,032
Net investment income (loss)		19,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,675,675
Fidelity Central Funds	(150)
Foreign currency transactions	21,294
Total net realized gain (loss)		14,696,819
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $209,078)	209,155,378
Fidelity Central Funds	(277)
Assets and liabilities in foreign currencies	(1,280)
Total change in net unrealized appreciation (depreciation)		209,153,821
Net gain (loss)		223,850,640
Net increase (decrease) in net assets resulting from operations		$223,869,687

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,047	$635,271
Net realized gain (loss)	14,696,819	(6,037)
Change in net unrealized appreciation (depreciation)	209,153,821	186,689,154
Net increase (decrease) in net assets resulting from operations	223,869,687	187,318,388
Distributions to shareholders	(4,991,250)	(841,481)
Share transactions
Proceeds from sales of shares	508,136,981	1,008,628,171
Reinvestment of distributions	4,991,250	841,481
Cost of shares redeemed	(203,252,914)	(170,885,819)
Net increase (decrease) in net assets resulting from share transactions	309,875,317	838,583,833
Total increase (decrease) in net assets	528,753,754	1,025,060,740
Net Assets
Beginning of period	1,026,111,100	1,050,360
End of period	$1,554,864,854	$1,026,111,100
Other Information
Shares
Sold	30,740,481	85,930,200
Issued in reinvestment of distributions	329,033	74,239
Redeemed	(12,682,162)	(14,277,141)
Net increase (decrease)	18,387,352	71,727,298

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity OTC K6 Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.29	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.02	–C
Net realized and unrealized gain (loss)	3.02	3.81	.50
Total from investment operations	3.02	3.83	.50
Distributions from net investment income	(.01)	(.01)	–
Distributions from net realized gain	(.06)	(.02)	–
Total distributions	(.07)	(.04)D	–
Net asset value, end of period	$17.24	$14.29	$10.50
Total ReturnE,F	21.18%	36.54%	5.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%I
Expenses net of fee waivers, if any	.50%I	.50%	.50%I
Expenses net of all reductions	.50%I	.49%	.50%I
Net investment income (loss)	- %I,J	.16%	.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,554,865	$1,026,111	$1,050
Portfolio turnover rateK	32%I,L	102%L	5%M

 A For the period June 13, 2019 (commencement of operations) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2021

1. Organization.

Fidelity OTC K6 Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$407,309,916
Gross unrealized depreciation	(14,966,591)
Net unrealized appreciation (depreciation)	$392,343,325
Tax cost	$1,179,700,363

Due to large subscriptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC K6 Portfolio	414,492,265	191,642,981

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments, and cash, valued at $89,502,067 in exchange for 5,237,590 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments, and cash valued at $617,860,752 in exchange for 50,852,272 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC K6 Portfolio	$2,975

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC K6 Portfolio	Borrower	$10,416,000.33%		$94

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $97,040,631 and $10,915,134, respectively.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, and cash valued at $170,107,551 in exchange for 16,726,406 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity OTC K6 Portfolio	$1,165

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity OTC K6 Portfolio	$706	$310	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $16,519 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Subsequent Event.

Unaffiliated Exchanges In-Kind. Effective after the close of business on January 31, 2021, the Fund received investments and cash valued at $537,551,135 in exchange for 28,931,708 shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 to January 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During Period-B August 1, 2020 to January 31, 2021
Fidelity OTC K6 Portfolio	.50%
Actual		$1,000.00	$1,211.80	$2.79
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity OTC K6 Portfolio

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

OTC-K6-SANN-0321
1.9893896.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2021